UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-04413

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds IV

Address of principal executive offices:	610 Market Street
Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq.
610 Market Street
Philadelphia, PA 19106

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2021

Item 1. Reports to Stockholders

Semiannual report

Equity funds	Fixed income funds
Delaware Equity Income Fund	Delaware Floating Rate II Fund
Delaware Growth and Income Fund	Delaware Fund for Income
Delaware Growth Equity Fund	Delaware International Opportunities Bond Fund
Delaware Opportunity Fund	Delaware Investment Grade Fund
Delaware Special Situations Fund	Delaware Limited Duration Bond Fund
Delaware Global Equity Fund	Delaware Strategic Income II Fund
Delaware International Fund
Alternative/specialty funds
Delaware Covered Call Strategy Fund
Delaware Hedged U.S. Equity Opportunities Fund
Delaware Premium Income Fund

Multi-asset fund
Delaware Total Return Fund

March 31, 2021

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Fund or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by signing up at delawarefunds.com/edelivery. If you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 523-1918. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.
Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices in the United States, Europe, Asia, and Australia. As active managers, we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for the Funds at delawarefunds.com/literature.

Manage your account online
●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Funds are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

The Funds are governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of March 31, 2021, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2021 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses
For the six-month period from October 1, 2020 to March 31, 2021 (Unaudited)

Delaware Equity Income Fund seeks total return.

Delaware Growth and Income Fund seeks long-term growth of capital and current income.

Delaware Growth Equity Fund and Delaware Special Situations Fund seek long-term growth of capital.

Delaware Opportunity Fund, Delaware Global Equity Fund, and Delaware International Fund seek long-term capital growth.

Delaware Floating Rate II Fund and Delaware Strategic Income II Fund seek a high level of current income.

Delaware Fund for Income seeks high current income.

Delaware International Opportunities Bond Fund seeks total return consisting of income and capital appreciation.

Delaware Investment Grade Fund seeks to generate a maximum level of income consistent with investment in primarily investment grade debt securities.

Delaware Limited Duration Bond Fund seeks current income consistent with low volatility of principal.

Delaware Covered Call Strategy Fund seeks long-term capital appreciation.

Delaware Hedged U.S. Equity Opportunities Fund seeks total return and, secondarily, capital preservation.

Delaware Premium Income Fund seeks to generate income.

Delaware Total Return Fund seeks to provide sustainable current income with potential for capital appreciation with moderate investment risk.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from October 1, 2020 to March 31, 2021.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

Delaware Equity Income Fund
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	10/1/20 to
	10/1/20	3/31/21	Ratio	3/31/21*
Actual Fund return†
Class A	$1,000.00	$1,252.00	1.11%	$6.23
Institutional Class	1,000.00	1,253.00	0.85%	4.77
Class R6	1,000.00	1,253.80	0.81%	4.55
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.40	1.11%	$5.59
Institutional Class	1,000.00	1,020.69	0.85%	4.28
Class R6	1,000.00	1,020.89	0.81%	4.08

Delaware Growth and Income Fund
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	10/1/20 to
	10/1/20	3/31/21	Ratio	3/31/21*
Actual Fund return†
Class A	$1,000.00	$1,253.40	1.07%	$6.01
Institutional Class	1,000.00	1,254.70	0.82%	4.61
Class R6	1,000.00	1,255.20	0.75%	4.22
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.60	1.07%	$5.39
Institutional Class	1,000.00	1,020.84	0.82%	4.13
Class R6	1,000.00	1,021.19	0.75%	3.78

Delaware Growth Equity Fund
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	10/1/20 to
	10/1/20	3/31/21	Ratio	3/31/21*
Actual Fund return†
Class A	$1,000.00	$1,229.50	1.09%	$6.06
Institutional Class	1,000.00	1,230.80	0.84%	4.67
Class R6	1,000.00	1,231.30	0.77%	4.28
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.50	1.09%	$5.49
Institutional Class	1,000.00	1,020.74	0.84%	4.23
Class R6	1,000.00	1,021.09	0.77%	3.88

Delaware Opportunity Fund
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	10/1/20 to
	10/1/20	3/31/21	Ratio	3/31/21*
Actual Fund return†
Class A	$1,000.00	$1,417.70	1.20%	$7.23
Institutional Class	1,000.00	1,419.40	0.90%	5.43
Class R6	1,000.00	1,420.50	0.78%	4.71
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.95	1.20%	$6.04
Institutional Class	1,000.00	1,020.44	0.90%	4.53
Class R6	1,000.00	1,021.04	0.78%	3.93

Disclosure of Fund expenses

Delaware Special Situations Fund
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	10/1/20 to
	10/1/20	3/31/21	Ratio	3/31/21*
Actual Fund return†
Class A	$1,000.00	$1,591.30	1.24%	$8.01
Institutional Class	1,000.00	1,592.70	0.99%	6.40
Class R6	1,000.00	1,594.30	0.87%	5.63
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.75	1.24%	$6.24
Institutional Class	1,000.00	1,020.00	0.99%	4.99
Class R6	1,000.00	1,020.59	0.87%	4.38

Delaware Global Equity Fund
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	10/1/20 to
	10/1/20	3/31/21	Ratio	3/31/21*
Actual Fund return†
Class A	$1,000.00	$1,097.50	1.37%	$7.16
Institutional Class	1,000.00	1,099.80	1.07%	5.60
Class R6	1,000.00	1,100.80	1.02%	5.34
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.10	1.37%	$6.89
Institutional Class	1,000.00	1,019.60	1.07%	5.39
Class R6	1,000.00	1,019.85	1.02%	5.14

Delaware International Fund
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	10/1/20 to
	10/1/20	3/31/21	Ratio	3/31/21*
Actual Fund return†
Class A	$1,000.00	$1,108.20	1.38%	$7.25
Institutional Class	1,000.00	1,110.20	1.13%	5.94
Class R6	1,000.00	1,110.30	1.05%	5.52
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.05	1.38%	$6.94
Institutional Class	1,000.00	1,019.30	1.13%	5.69
Class R6	1,000.00	1,019.70	1.05%	5.29

Delaware Floating Rate II Fund
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	10/1/20 to
	10/1/20	3/31/21	Ratio	3/31/21*
Actual Fund return†
Class A	$1,000.00	$1,040.30	1.05%	$5.34
Institutional Class	1,000.00	1,041.10	0.86%	4.38
Class R6	1,000.00	1,042.90	0.74%	3.77
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.70	1.05%	$5.29
Institutional Class	1,000.00	1,020.64	0.86%	4.33
Class R6	1,000.00	1,021.24	0.74%	3.73

Disclosure of Fund expenses

Delaware Fund for Income
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	10/1/20 to
	10/1/20	3/31/21	Ratio	3/31/21*
Actual Fund return†
Class A	$1,000.00	$1,063.00	1.10%	$5.66
Institutional Class	1,000.00	1,068.90	0.85%	4.38
Class R6	1,000.00	1,068.80	0.80%	4.13
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.45	1.10%	$5.54
Institutional Class	1,000.00	1,020.69	0.85%	4.28
Class R6	1,000.00	1,020.94	0.80%	4.03

Delaware International Opportunities Bond Fund
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	10/1/20 to
	10/1/20	3/31/21	Ratio	3/31/21*
Actual Fund return†
Class A	$1,000.00	$968.20	1.31%	$6.43
Institutional Class	1,000.00	969.90	1.07%	5.26
Class R6	1,000.00	968.80	0.94%	4.61
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.40	1.31%	$6.59
Institutional Class	1,000.00	1,019.60	1.07%	5.39
Class R6	1,000.00	1,020.24	0.94%	4.73

Delaware Investment Grade Fund
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	10/1/20 to
	10/1/20	3/31/21	Ratio	3/31/21*
Actual Fund return†
Class A	$1,000.00	$1,000.00	0.96%	$4.79
Institutional Class	1,000.00	1,001.30	0.71%	3.54
Class R6	1,000.00	1,002.63	0.66%	3.30
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.14	0.96%	$4.84
Institutional Class	1,000.00	1,021.39	0.71%	3.58
Class R6	1,000.00	1,021.64	0.66%	3.33

Delaware Limited Duration Bond Fund
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	10/1/20 to
	10/1/20	3/31/21	Ratio	3/31/21*
Actual Fund return†
Class A	$1,000.00	$1,004.50	0.74%	$3.70
Institutional Class	1,000.00	1,004.50	0.50%	2.50
Class R6	1,000.00	1,005.30	0.36%	1.80
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.24	0.74%	$3.73
Institutional Class	1,000.00	1,022.44	0.50%	2.52
Class R6	1,000.00	1,023.14	0.36%	1.82

Disclosure of Fund expenses

Delaware Strategic Income II Fund
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	10/1/20 to
	10/1/20	3/31/21	Ratio	3/31/21*
Actual Fund return†
Class A	$1,000.00	$1,044.40	1.12%	$5.71
Institutional Class	1,000.00	1,045.70	0.87%	4.44
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.35	1.12%	$5.64
Institutional Class	1,000.00	1,020.59	0.87%	4.38

Delaware Covered Call Strategy Fund
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	10/1/20 to
	10/1/20	3/31/21	Ratio	3/31/21*
Actual Fund return†
Class A	$1,000.00	$1,157.30	1.31%	$7.05
Institutional Class	1,000.00	1,158.20	1.08%	5.81
Class R6	1,000.00	1,159.00	0.88%	4.74
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.40	1.31%	$6.59
Institutional Class	1,000.00	1,019.55	1.08%	5.44
Class R6	1,000.00	1,020.54	0.88%	4.43

Delaware Hedged U.S. Equity Opportunities Fund
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	10/1/20 to
	10/1/20	3/31/21	Ratio	3/31/21*
Actual Fund return†
Class A	$1,000.00	$1,106.50	1.64%	$8.61
Institutional Class	1,000.00	1,108.40	1.30%	6.83
Class R6	1,000.00	1,108.60	1.20%	6.31
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,016.75	1.64%	$8.25
Institutional Class	1,000.00	1,018.45	1.30%	6.54
Class R6	1,000.00	1,018.95	1.20%	6.04

Delaware Premium Income Fund
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	10/1/20 to
	10/1/20	3/31/21	Ratio	3/31/21*
Actual Fund return†
Class A	$1,000.00	$1,094.10	1.30%	$6.79
Institutional Class	1,000.00	1,095.40	1.05%	5.49
Class R6	1,000.00	1,095.60	0.90%	4.70
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.45	1.30%	$6.54
Institutional Class	1,000.00	1,019.70	1.05%	5.29
Class R6	1,000.00	1,020.44	0.90%	4.53

Disclosure of Fund expenses

Delaware Total Return Fund
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	10/1/20 to
	10/1/20	3/31/21	Ratio	3/31/21*
Actual Fund return†
Class A	$1,000.00	$1,162.50	1.12%	$6.04
Institutional Class	1,000.00	1,164.10	0.87%	4.69
Class R6	1,000.00	1,165.30	0.79%	4.26
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.35	1.12%	$5.64
Institutional Class	1,000.00	1,020.59	0.87%	4.38
Class R6	1,000.00	1,020.99	0.79%	3.98

*	“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund’s expenses reflected above, each Fund also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests, including exchange-traded funds. The tables above do not reflect the expenses of the Underlying Funds.

Security type / sector allocations and top 10 equity holdings
Delaware Equity Income Fund

As of March 31, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Percentage
Security type / sector	of net assets
Common Stock	99.95%
Communication Services	9.15%
Consumer Discretionary	7.26%
Consumer Staples	9.74%
Energy	5.97%
Financials	14.07%
Healthcare	18.03%
Industrials	13.24%
Information Technology	15.36%
Materials	2.88%
Real Estate	2.67%
Utilities	1.58%
Short-Term Investments	0.32%
Total Value of Securities	100.27%
Liabilities Net of Receivables and Other Assets	(0.27%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of net assets
Caterpillar	3.77%
Cisco Systems	3.42%
Raytheon Technologies	3.25%
American International Group	3.22%
Philip Morris International	3.20%
Northrop Grumman	3.19%
Oracle	3.13%
Comcast Class A	3.12%
CVS Health	3.10%
Motorola Solutions	3.08%

Security type / sector allocations and top 10 equity holdings
Delaware Growth and Income Fund

As of March 31, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Percentage
Security type / sector	of net assets
Common Stock	99.82%
Communication Services	9.10%
Consumer Discretionary	7.32%
Consumer Staples	9.57%
Energy	5.95%
Financials	14.07%
Healthcare	17.79%
Industrials	13.01%
Information Technology	15.74%
Materials	3.01%
Real Estate	2.66%
Utilities	1.60%
Short-Term Investments	0.40%
Total Value of Securities	100.22%
Liabilities Net of Receivables and Other Assets	(0.22%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of net assets
Caterpillar	3.79%
Cisco Systems	3.38%
Motorola Solutions	3.23%
American International Group	3.21%
Philip Morris International	3.18%
Comcast Class A	3.17%
Johnson & Johnson	3.15%
Oracle	3.12%
Broadcom	3.12%
Honeywell International	3.10%

Security type / sector allocations and top 10 equity holdings
Delaware Growth Equity Fund

As of March 31, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Percentage
Security type / sector	of net assets
Common Stock ◆	99.08%
Communication Services	6.72%
Consumer Discretionary	17.40%
Consumer Staples	3.65%
Financials	7.26%
Healthcare	15.56%
Industrials	10.46%
Information Technology*	36.81%
Materials	1.22%
Short-Term Investments	1.08%
Total Value of Securities	100.16%
Liabilities Net of Receivables and Other Assets	(0.16%)
Total Net Assets	100.00%

◆	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
*

To monitor compliance with the Fund’s concentration guidelines as described in the Fund’s prospectus and Statement of Additional Information, the Information Technology sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Information Technology sector consisted of commercial services, computers, electronics, office/business equipment, semiconductors, and software. As of March 31, 2021, such amounts, as a percentage of total net assets were 3.61%, 11.59%, 4.14%, 3.60%, 2.74%, and 11.13%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentage in the Information Technology sector for financial reporting purposes may exceed 25%.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of net assets
Apple	5.01%
Microsoft	4.87%
Amazon.com	3.67%
PayPal Holdings	3.61%
Zebra Technologies Class A	3.60%
Alphabet Class A	3.53%
Deckers Outdoor	3.40%
Parker-Hannifin	3.37%
EPAM Systems	3.30%
Fortinet	3.28%

Security type / sector allocations and top 10 equity holdings
Delaware Opportunity Fund

As of March 31, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Percentage
Security type / sector	of net assets
Common Stock	99.20%
Basic Industry	7.89%
Business Services	1.65%
Capital Spending	10.72%
Consumer Cyclical	5.63%
Consumer Services	9.43%
Consumer Staples	3.16%
Energy	4.59%
Financial Services	20.58%
Healthcare	5.69%
Real Estate Investment Trusts	7.57%
Technology	12.78%
Transportation	3.43%
Utilities	6.08%
Short-Term Investments	0.33%
Total Value of Securities	99.53%
Receivables and Other Assets Net of Liabilities	0.47%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of net assets
East West Bancorp	2.68%
Hess	2.07%
Raymond James Financial	1.98%
ITT	1.93%
Teradyne	1.90%
KBR	1.87%
Synchrony Financial	1.81%
DR Horton	1.79%
Quanta Services	1.78%
Marriott International Class A	1.77%

Security type / sector allocations and top 10 equity holdings
Delaware Special Situations Fund

As of March 31, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Percentage
Security type / sector	of net assets
Common Stock ◆	99.07%
Basic Industry	7.78%
Business Services	1.86%
Capital Spending	10.49%
Consumer Cyclical	4.78%
Consumer Services	10.19%
Consumer Staples	3.66%
Energy	3.65%
Financial Services*	29.14%
Healthcare	3.14%
Real Estate Investment Trusts	7.51%
Technology	10.87%
Transportation	2.88%
Utilities	3.12%
Short-Term Investments	0.27%
Total Value of Securities	99.34%
Receivables and Other Assets Net of Liabilities	0.66%
Total Net Assets	100.00%

◆	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
*

To monitor compliance with the Fund’s concentration guidelines as described in the Fund’s prospectus and statement of additional information, the Financial Services sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Financial Services sector consisted of banks, diversified financial services, insurance, and savings & loans. As of March 31, 2021, such amounts, as percentage of total net assets, were 21.27%, 2.33%, 4.78%, and 0.76% respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentages in the Financial Services sector for financial reporting purposes may exceed 25%.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of net assets
East West Bancorp	3.42%
MasTec	2.60%
Stifel Financial	2.33%
Western Alliance Bancorp	2.28%
Louisiana-Pacific	2.02%
Webster Financial	1.97%
ITT	1.89%
Hancock Whitney	1.76%
Berry Global Group	1.75%
FNB	1.58%

Security type / country and sector allocations
Delaware Global Equity Fund

As of March 31, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Percentage
Security type / country	of net assets
Common Stock by Country	98.80%
Denmark	3.68%
France	17.27%
Germany	8.52%
Japan	10.06%
Netherlands	3.47%
Spain	2.62%
Sweden	7.69%
Switzerland	10.60%
United Kingdom	6.93%
United States	27.96%
Exchange-Traded Funds	0.65%
Short-Term Investments	2.08%
Total Value of Securities	101.53%
Liabilities Net of Receivables and Other Assets	(1.53%)
Total Net Assets	100.00%

Percentage
Common stock and preferred stock by sector ◆	of net assets
Communication Services	4.20%
Consumer Discretionary	13.87%
Consumer Staples*	42.17%
Healthcare	22.15%
Industrials	7.62%
Information Technology	2.62%
Materials	3.83%
Technology	2.34%
Total	98.80%

◆	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
*

To monitor compliance with the Fund’s concentration guidelines as described in the Fund’s prospectus and Statement of Additional Information, the Consumer Staples and Food sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Consumer Staples sector consisted of beverages, cosmetics/personal care, food, household products/wares, and retail. As of March 31, 2021, such amounts, as a percentage of total net assets were 5.55%, 4.97%, 26.72%, 3.71%, and 1.21%, respectively. The Food sector consisted of Food-Dairy Products, Food-Misc/Diversified, Food-Retail. As of March 31, 2021, such amounts, as a percentage of total net assets were 4.62%, 16.27%, and 5.83%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentage in the Consumer Staples and Food sector for financial reporting purposes may exceed 25%.

Security type / country and sector allocations
Delaware International Fund

As of March 31, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Percentage
Security type / country	of net assets
Common Stock by Country	98.45%
Denmark	5.35%
France	21.50%
Germany	12.00%
Japan	18.95%
Netherlands	4.03%
Spain	2.37%
Sweden	9.68%
Switzerland	14.74%
United Kingdom	9.83%
Exchange-Traded Funds	1.02%
Short-Term Investments	1.26%
Total Value of Securities	100.73%
Liabilities Net of Receivables and Other
Assets	(0.73%)
Total Net Assets	100.00%

Percentage
Common stock by sector ◆	of net assets
Communication Services	11.00%
Consumer Discretionary	14.93%
Consumer Staples*	37.10%
Health Care	17.53%
Industrials	7.04%
Information Technology	5.78%
Materials	5.07%
Total	98.45%

◆	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
*	To monitor compliance with the Fund’s concentration guidelines as described in the Fund’s Prospectus and Statement of Additional Information, the Consumer Staples sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Consumer Staples sector consisted of beverages, cosmetics/personal care, food, and retail. As of March 31, 2021, such amounts, as a percentage of total net assets were 10.35%, 5.77%, 19.20%, and 1.78%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentage in the Consumer Staples sector for financial reporting purposes may exceed 25%.

(continues)	17

Security type / sector allocations
Delaware Floating Rate II Fund

As of March 31, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Percentage
Security type / sector	of net assets
Convertible Bond	0.38%
Corporate Bonds	6.03%
Banking	0.44%
Capital Goods	0.78%
Communications	0.83%
Consumer Non-Cyclical	0.17%
Financial Services	0.42%
Healthcare	0.87%
Insurance	0.40%
Media	0.25%
Technology	0.83%
Transportation	1.04%
Loan Agreements	91.34%
Short-Term Investments	7.32%
Total Value of Securities	105.07%
Liabilities Net of Receivables and Other
Assets	(5.07%)
Total Net Assets	100.00%

Security type / sector allocations
Delaware Fund for Income

As of March 31, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Percentage
Security type / sector	of net assets
Corporate Bonds	85.72%
Banking	2.33%
Basic Industry	8.46%
Capital Goods	5.22%
Communications	7.50%
Consumer Cyclical	10.88%
Consumer Non-Cyclical	3.94%
Energy	14.19%
Financial Services	4.07%
Healthcare	6.31%
Insurance	1.47%
Media	6.30%
Real Estate	1.37%
Services	4.67%
Technology & Electronics	3.76%
Transportation	3.73%
Utilities	1.52%
Loan Agreements	10.84%
Short-Term Investments	4.28%
Total Value of Securities	100.84%
Liabilities Net of Receivables and Other
Assets	(0.84%)
Total Net Assets	100.00%

(continues)	19

Security type / country and sector allocations
Delaware International Opportunities Bond Fund

As of March 31, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Percentage
Security type / sector	of net assets
Corporate Bonds	11.30%
Banking	9.52%
Electric	1.78%
Sovereign Bonds	65.81%
Australia	2.89%
Austria	1.33%
Belgium	1.96%
Denmark	0.72%
Finland	0.48%
France	7.93%
Germany	5.25%
Ireland	0.67%
Italy	4.85%
Japan	13.25%
Mexico	2.64%
Netherlands	1.42%
New Zealand	4.17%
Poland	1.17%
Portugal	1.08%
Spain	5.59%
United Kingdom	10.41%
Supranational Banks	5.21%
Regional Bonds	14.53%
Short-Term Investments	0.51%
Total Value of Securities	97.36%
Receivables and Other Assets Net of
Liabilities	2.64%
Total Net Assets	100.00%

Security type / sector allocations
Delaware Investment Grade Fund

As of March 31, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Percentage
Security type / sector	of net assets
Convertible Bond	0.48%
Corporate Bonds	99.15%
Banking	23.01%
Basic Industry	3.49%
Brokerage	2.56%
Capital Goods	3.73%
Communications	16.32%
Consumer Cyclical	3.55%
Consumer Non-Cyclical	5.28%
Electric	10.76%
Energy	10.96%
Finance Companies	5.37%
Insurance	2.23%
Natural Gas	0.37%
Real Estate Investment Trusts	0.73%
Technology	8.45%
Transportation	1.98%
Utilities	0.36%
Loan Agreements	2.14%
Total Value of Securities	101.77%
Liabilities Net of Receivables and Other
Assets	(1.77%)
Total Net Assets	100.00%

(continues)	21

Security type / sector allocations
Delaware Limited Duration Bond Fund

As of March 31, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Percentage
Security type / sector	of net assets
Agency Collateralized Mortgage Obligations	2.14%
Agency Commercial Mortgage-Backed
Security	1.93%
Agency Mortgage-Backed Securities	12.46%
Collateralized Debt Obligations	7.84%
Corporate Bonds	56.86%
Banking	18.51%
Basic Industry	1.90%
Brokerage	0.94%
Capital Goods	4.90%
Communications	3.54%
Consumer Cyclical	4.36%
Consumer Non-Cyclical	4.23%
Electric	7.10%
Energy	3.99%
Finance Companies	3.32%
Insurance	1.13%
Technology	1.41%
Transportation	1.53%
Non-Agency Asset-Backed Securities	5.70%
US Treasury Obligations	10.89%
Short-Term Investments	3.21%
Total Value of Securities	101.03%
Liabilities Net of Receivables and Other
Assets	(1.03%)
Total Net Assets	100.00%

Security type / sector allocations
Delaware Strategic Income II Fund

As of March 31, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Percentage
Security type / sector	of net assets
Agency Collateralized Mortgage Obligations	8.99%
Agency Mortgage-Backed Securities	2.16%
Convertible Bonds	2.28%
Corporate Bonds	52.76%
Banking	3.34%
Basic Industry	8.39%
Brokerage	1.64%
Capital Goods	2.14%
Communications	4.89%
Consumer Cyclical	5.75%
Consumer Non-Cyclical	3.74%
Energy	8.77%
Finance Companies	1.25%
Insurance	1.91%
Real Estate	1.74%
Technology	1.59%
Transportation	5.10%
Utilities	2.51%
Non-Agency Asset-Backed Securities	1.82%
Non-Agency Collateralized Mortgage
Obligations	9.25%
Non-Agency Commercial Mortgage-Backed
Securities	1.27%
Loan Agreements	5.43%
Sovereign Bonds	7.69%
Brazil	0.59%
Egypt	1.35%
El Salvador	0.68%
Honduras	0.57%
Indonesia	0.20%
Ivory Coast	0.69%
Malaysia	0.20%
Mongolia	0.80%
Paraguay	0.67%
Peru	0.51%
Senegal	0.64%
Uzbekistan	0.79%
Supranational Bank	0.76%
US Treasury Obligations	2.83%
Short-Term Investments	3.85%
Total Value of Securities	99.09%
Receivables and Other Assets Net of
Liabilities	0.91%
Total Net Assets	100.00%

(continues)	23

Security type / sector allocations and top 10 equity holdings
Delaware Covered Call Strategy Fund

As of March 31, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

	Percentage
Security type / sector	of net assets
Common Stock ◆	101.16%
Communication Services	6.29%
Consumer Discretionary	16.09%
Consumer Staples	4.09%
Energy	4.58%
Financials	10.50%
Healthcare	10.00%
Industrials	9.16%
Information Technology*	34.28%
Materials	3.21%
Utilities	2.96%
Short-Term Investments	4.17%
Total Value of Securities Before Options
Written	105.33%
Options Written	(3.20%	)
Liabilities Net of Receivables and Other
Assets	(2.13%	)
Total Net Assets	100.00%

◆	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
*

To monitor compliance with the Fund’s concentration guidelines as described in the Fund’s prospectus and Statement of Additional Information, the Information Technology sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Information Technology sector consisted of computers, diversified financial services, energy-alternate sources, semiconductors, software, and telecommunications. As of March 31, 2021, such amounts, as a percentage of total net assets were 7.81%, 4.86%, 2.31%, 8.89%, 7.33%, and 3.08%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentage in the Information Technology sector for financial reporting purposes may exceed 25%.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of net assets
Apple	7.81%
Microsoft	7.33%
Broadcom	4.92%
Home Depot	4.89%
Alphabet Class A	4.38%
Booking Holdings	4.31%
Costco Wholesale	4.03%
Medtronic	3.99%
Texas Instruments	3.97%
United Rentals	3.88%

Security type / sector allocations and top 10 equity holdings
Delaware Hedged U.S. Equity Opportunities Fund

As of March 31, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

	Percentage
Security type / sector	of net assets
Common Stock	95.10%
Communication Services	6.61%
Consumer Discretionary	15.40%
Consumer Staples	6.31%
Energy	1.03%
Financials	13.32%
Healthcare	13.63%
Industrials	11.57%
Information Technology	17.87%
Materials	3.39%
Real Estate	3.81%
Utilities	2.16%
Options Purchased	0.68%
Short-Term Investments	6.01%
Total Value of Securities Before Options
Written	101.79%
Options Written	(0.38%	)
Liabilities Net of Receivables and Other
Assets	(1.41%	)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of net assets
Amazon.com	2.45%
Alphabet Class A	1.98%
Microsoft	1.87%
Apple	1.25%
TJX	1.20%
Chubb	1.17%
Johnson & Johnson	1.17%
Marsh & McLennan	1.16%
Medtronic	1.13%
American Express	1.06%

(continues)	25

Security type / sector allocations and top 10 equity holdings
Delaware Premium Income Fund

As of March 31, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

	Percentage
Security type / sector	of net assets
Common Stock ◆	123.97%
Communication Services	5.94%
Consumer Discretionary	15.00%
Consumer Staples	12.91%
Energy	8.59%
Financials	13.09%
Healthcare	14.84%
Industrials	18.41%
Information Technology*	32.68%
Utilities	2.51%
Short-Term Investments	4.18%
Total Value of Securities Before Options
Written	128.15%
Options Written	(26.20%	)
Liabilities Net of Receivables and Other
Assets	(1.95%	)
Total Net Assets	100.00%

◆	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
*

To monitor compliance with the Fund’s concentration guidelines as described in the Fund’s prospectus and Statement of Additional Information, the Information Technology sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Information Technology sector consisted of computers, energy-alternate sources, semiconductors, software, and telecommunications. As of March 31, 2021, such amounts, as a percentage of total net assets were 5.30%, 1.69%, 10.58%, 3.58%, and 11.53%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentage in the Information Technology sector for financial reporting purposes may exceed 25%.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of net assets
Broadcom	9.15%
Whirlpool	8.03%
Corning	6.91%
Home Depot	4.86%
BlackRock	4.86%
Philip Morris International	4.71%
CSX	4.70%
Lockheed Martin	4.69%
Cisco Systems	4.62%
Amgen	4.53%

Security type / sector allocations and top 10 equity holdings
Delaware Total Return Fund

As of March 31, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Percentage
Security type / sector	of net assets
Agency Mortgage-Backed Securities	1.11%
Collateralized Debt Obligations	0.24%
Convertible Bonds	10.01%
Corporate Bonds	15.64%
Banking	1.23%
Basic Industry	1.64%
Brokerage	0.09%
Capital Goods	0.69%
Communications	1.46%
Consumer Cyclical	2.16%
Consumer Non-Cyclical	1.05%
Energy	2.11%
Financials	0.50%
Healthcare	1.06%
Insurance	0.30%
Media	1.21%
Real Estate Investment Trusts	0.19%
Services	0.52%
Technology	0.41%
Transportation	0.34%
Utilities	0.68%
Non-Agency Commercial Mortgage-Backed
Securities	0.51%
Sovereign Bonds	2.15%
Armenia	0.03%
Dominican Republic	0.17%
Egypt	0.12%
Gabon	0.04%
Georgia	0.06%
Honduras	0.04%
Indonesia	0.06%
Israel	0.06%
Ivory Coast	0.11%
Malaysia	0.08%
Mexico	0.08%
Mongolia	0.05%
Morocco	0.11%
North Macedonia	0.02%
Panama	0.09%
Paraguay	0.16%
Peru	0.09%
Republic of Vietnam	0.05%
Romania	0.23%
Senegal	0.04%
Serbia	0.10%
Turkey	0.04%
Ukraine	0.11%
Uruguay	0.14%
Uzbekistan	0.07%
Supranational Banks	0.14%
US Treasury Obligations	1.33%
Common Stock	56.52%
Communication Services	4.30%
Consumer Discretionary	5.99%
Consumer Staples	6.55%
Energy	1.09%
Financials	5.92%
Healthcare	8.90%
Industrials	4.35%
Information Technology	11.20%
Materials	1.45%
Real Estate	0.10%
REIT Diversified	0.09%
REIT Healthcare	0.77%
REIT Hotel	0.31%
REIT Industrial	0.56%
REIT Information Technology	0.52%
REIT Mall	0.37%
REIT Manufactured Housing	0.15%
REIT Multifamily	1.45%
REIT Office	0.29%
REIT Self-Storage	0.57%
REIT Shopping Center	0.34%
REIT Single Tenant	0.24%
REIT Specialty	0.10%
Utilities	0.91%
Convertible Preferred Stock	2.75%
Exchange-Traded Funds	7.93%
Limited Liability Corporation	1.30%

(continues)	27

Security type / sector allocations and top 10 equity holdings
Delaware Total Return Fund

Percentage
Security type / sector	of net assets
Short-Term Investments	0.21%
Total Value of Securities	99.84%
Receivables and Other Assets Net of
Liabilities	0.16%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of net assets
Johnson & Johnson	1.26%
Lowe’s	1.15%
Verizon Communications	1.10%
Broadcom	1.10%
Merck & Co.	1.09%
Apple	1.05%
Microsoft	1.04%
MetLife	1.01%
Cisco Systems	1.00%
Equity Residential	0.88%

Schedules of investments
Delaware Equity Income Fund

March 31, 2021 (Unaudited)

	Number of
	shares	Value (US $)
Common Stock – 99.95%
Communication Services – 9.15%
AT&T	284,412	$8,609,151
Comcast Class A	185,759	10,051,419
Verizon
Communications	159,020	9,247,013
Walt Disney †	8,280	1,527,826
		29,435,409
Consumer Discretionary – 7.26%
Dollar Tree †	84,414	9,662,026
Lowe’s	49,595	9,431,977
TJX	64,477	4,265,154
		23,359,157
Consumer Staples – 9.74%
Altria Group	63,556	3,251,525
Archer-Daniels-Midland	98,446	5,611,422
Conagra Brands	67,962	2,555,371
Mondelez International
Class A	164,667	9,637,960
Philip Morris
International	115,989	10,292,864
		31,349,142
Energy – 5.97%
ConocoPhillips	179,630	9,515,001
Exxon Mobil	173,494	9,686,170
		19,201,171
Financials – 14.07%
Allstate	44,398	5,101,330
American International
Group	224,333	10,366,428
Discover Financial
Services	64,273	6,105,292
First American Financial	152,881	8,660,709
MetLife	84,593	5,142,408
OneMain Holdings	30,942	1,662,204
Truist Financial	141,064	8,226,853
		45,265,224
Healthcare – 18.03%
AbbVie	44,784	4,846,524
Bristol-Myers Squibb	88,612	5,594,076
Cardinal Health	87,260	5,301,045
Cigna	25,124	6,073,476
CVS Health	132,566	9,972,940
Johnson & Johnson	57,663	9,476,914
Merck & Co.	119,587	9,218,962
Viatris †	538,821	7,527,329
		58,011,266
Industrials – 13.24%
Caterpillar	52,339	12,135,844
Honeywell International	44,972	9,762,072
Northrop Grumman	31,705	10,261,006
Raytheon Technologies	135,093	10,438,713
		42,597,635
Information Technology – 15.36%
Broadcom	20,065	9,303,338
Cisco Systems	212,918	11,009,990
Cognizant Technology
Solutions Class A	116,765	9,121,682
Motorola Solutions	52,730	9,915,876
Oracle	143,266	10,052,975
		49,403,861
Materials – 2.88%
DuPont de Nemours	120,082	9,279,937
		9,279,937
Real Estate – 2.67%
Equity Commonwealth	31,362	871,864
Equity Residential	107,522	7,701,801
		8,573,665
Utilities – 1.58%
Edison International	86,485	5,068,021
		5,068,021
Total Common Stock
(cost $279,511,665)		321,544,488

Short-Term Investments – 0.32%
Money Market Mutual Funds – 0.32%
BlackRock FedFund –
Institutional Shares
(seven-day effective
yield 0.01%)	258,312	258,312
Fidelity Investments
Money Market
Government Portfolio
– Class I (seven-day
effective yield 0.01%)	258,311	258,311
GS Financial Square
Government Fund –
Institutional Shares
(seven-day effective
yield 0.03%)	258,311	258,311

Schedules of investments
Delaware Equity Income Fund

	Number of
	shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley
Government Portfolio
– Institutional Share
Class (seven-day
effective yield 0.00%)	258,311	$258,311
Total Short-Term Investments
(cost $1,033,245)		1,033,245
Total Value of
Securities – 100.27%
(cost $280,544,910)		$322,577,733

†	Non-income producing security.

Summary of abbreviations:
GS – Goldman Sachs

See accompanying notes, which are an integral part of the financial statements.

Delaware Growth and Income Fund

March 31, 2021 (Unaudited)

	Number of
	shares	Value (US $)
Common Stock – 99.82%
Communication Services – 9.10%
AT&T	1,023,964	$30,995,390
Comcast Class A	653,901	35,382,583
Verizon
Communications	517,269	30,079,192
Walt Disney †	28,645	5,285,576
		101,742,741
Consumer Discretionary – 7.32%
Dollar Tree †	290,311	33,228,997
Lowe’s	178,136	33,877,904
TJX	223,837	14,806,818
		81,913,719
Consumer Staples – 9.57%
Altria Group	220,466	11,279,040
Archer-Daniels-Midland	341,549	19,468,293
Conagra Brands	235,461	8,853,334
Mondelez International
Class A	545,017	31,899,845
Philip Morris
International	400,946	35,579,948
		107,080,460
Energy – 5.95%
ConocoPhillips	623,309	33,016,678
Exxon Mobil	599,551	33,472,932
		66,489,610
Financials – 14.07%
Allstate	157,669	18,116,168
American International
Group	778,444	35,971,897
Discover Financial
Services	222,988	21,181,630
First American Financial	530,500	30,052,825
MetLife	292,600	17,787,154
OneMain Holdings	107,480	5,773,826
Truist Financial	489,384	28,540,875
		157,424,375
Healthcare – 17.79%
AbbVie	155,034	16,777,780
Bristol-Myers Squibb	307,430	19,408,056
Cardinal Health	296,806	18,030,965
Cigna	81,656	19,739,521
CVS Health	453,916	34,148,101
Johnson & Johnson	214,625	35,273,619
Merck & Co.	386,883	29,824,810
Viatris †	1,848,090	25,817,817
		199,020,669
Industrials – 13.01%
Caterpillar	182,913	42,412,037
Honeywell International	159,601	34,644,589
Northrop Grumman	105,423	34,119,100
Raytheon Technologies	444,071	34,313,366
		145,489,092
Information Technology – 15.74%
Broadcom	75,189	34,862,132
Cisco Systems	730,900	37,794,839
Cognizant Technology
Solutions Class A	413,423	32,296,605
Motorola Solutions	192,148	36,133,431
Oracle	498,373	34,970,833
		176,057,840
Materials – 3.01%
DuPont de Nemours	435,218	33,633,646
		33,633,646
Real Estate – 2.66%
Equity Commonwealth	108,893	3,027,226
Equity Residential	373,145	26,728,376
		29,755,602
Utilities – 1.60%
Edison International	304,789	17,860,636
		17,860,636
Total Common Stock
(cost $946,755,691)		1,116,468,390

Short-Term Investments – 0.40%
Money Market Mutual Funds – 0.40%
BlackRock FedFund –
Institutional Shares
(seven-day effective
yield 0.01%)	1,122,944	1,122,944
Fidelity Investments
Money Market
Government Portfolio
– Class I (seven-day
effective yield 0.01%)	1,122,943	1,122,943
GS Financial Square
Government Fund –
Institutional Shares
(seven-day effective
yield 0.03%)	1,122,943	1,122,943

Schedules of investments
Delaware Growth and Income Fund

	Number of
	shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley
Government Portfolio
– Institutional Share
Class (seven-day
effective yield 0.00%)	1,122,943	$1,122,943
Total Short-Term Investments
(cost $4,491,773)		4,491,773
Total Value of
Securities – 100.22%
(cost $951,247,464)		$1,120,960,163

†	Non-income producing security.

Summary of abbreviations:
GS – Goldman Sachs

See accompanying notes, which are an integral part of the financial statements.

Delaware Growth Equity Fund

March 31, 2021 (Unaudited)

	Number of
	shares	Value (US $)
Common Stock – 99.08%◆
Communication Services – 6.72%
Alphabet Class A †	10,900	$22,481,468
Facebook Class A †	68,860	20,281,336
		42,762,804
Consumer Discretionary – 17.40%
Amazon.com †	7,550	23,360,304
AutoZone †	9,700	13,621,710
Deckers Outdoor †	65,390	21,606,164
Lowe’s	82,260	15,644,207
Target	88,291	17,487,798
Tempur Sealy
International	519,000	18,974,640
		110,694,823
Consumer Staples – 3.65%
Procter & Gamble	85,092	11,524,009
Walmart	86,102	11,695,235
		23,219,244
Financials – 7.26%
Ameriprise Financial	67,220	15,625,289
Capital One Financial	119,180	15,163,272
JPMorgan Chase & Co.	101,270	15,416,332
		46,204,893
Healthcare – 15.56%
AbbVie	118,080	12,778,618
Eli Lilly and Co.	98,362	18,375,989
Envista Holdings †	387,600	15,814,080
Hologic †	211,680	15,744,758
Merck & Co.	124,410	9,590,767
Thermo Fisher Scientific	25,930	11,833,933
West Pharmaceutical
Services	52,910	14,908,980
		99,047,125
Industrials – 10.46%
Dover	113,780	15,602,651
EMCOR Group	134,000	15,029,440
Parker-Hannifin	67,900	21,417,697
Rockwell Automation	54,640	14,503,642
		66,553,430
Information Technology – 36.81%
Adobe †	40,700	19,347,559
Apple	261,078	31,890,678
Arrow Electronics †	117,890	13,064,570
Cadence Design
Systems †	149,520	20,482,745
EPAM Systems †	52,963	21,009,892
Fortinet †	113,140	20,865,279
II-VI †	194,370	13,289,077
Microsoft	131,340	30,966,032
NVIDIA	32,640	17,427,475
PayPal Holdings †	94,690	22,994,519
Zebra Technologies
Class A †	47,267	22,933,003
		234,270,829
Materials – 1.22%
International Paper	143,730	7,771,481
		7,771,481
Total Common Stock
(cost $373,955,510)		630,524,629

Short-Term Investments – 1.08%
Money Market Mutual Funds – 1.08%
BlackRock FedFund –
Institutional Shares
(seven-day effective
yield 0.01%)	1,717,116	1,717,116
Fidelity Investments
Money Market
Government Portfolio
– Class I (seven-day
effective yield 0.01%)	1,717,120	1,717,120
GS Financial Square
Government Fund –
Institutional Shares
(seven-day effective
yield 0.03%)	1,717,120	1,717,120
Morgan Stanley
Government Portfolio
– Institutional Share
Class (seven-day
effective yield 0.00%)	1,717,119	1,717,119
Total Short-Term Investments
(cost $6,868,475)		6,868,475
Total Value of
Securities – 100.16%
(cost $380,823,985)		$637,393,104

◆	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security.

Summary of abbreviations:
GS – Goldman Sachs

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Opportunity Fund

March 31, 2021 (Unaudited)

	Number of
	shares	Value (US $)
Common Stock – 99.20%
Basic Industry – 7.89%
Axalta Coating
Systems †	150,200	$4,442,916
Berry Global Group †	192,200	11,801,080
Celanese	51,500	7,715,215
Crown Holdings	71,800	6,967,472
Graphic Packaging
Holding	544,600	9,889,936
Huntsman	415,900	11,990,397
Newmont	71,100	4,285,197
		57,092,213
Business Services – 1.65%
Brink’s	93,400	7,400,082
ManpowerGroup	45,400	4,490,060
		11,890,142
Capital Spending – 10.72%
AECOM †	150,900	9,674,199
Allison Transmission
Holdings	104,400	4,262,652
AMETEK	35,300	4,508,869
Gates Industrial †	325,600	5,206,344
ITT	153,400	13,945,594
KBR	352,500	13,532,475
Oshkosh	58,900	6,989,074
Quanta Services	146,200	12,862,676
United Rentals †	19,800	6,520,338
		77,502,221
Consumer Cyclical – 5.63%
Aptiv †	57,300	7,901,670
DR Horton	144,900	12,913,488
Johnson Controls
International	145,500	8,681,985
Stanley Black & Decker	56,300	11,241,421
		40,738,564
Consumer Services – 9.43%
AutoZone †	4,400	6,178,920
Cable One	2,800	5,119,408
Darden Restaurants	56,200	7,980,400
Dollar Tree †	58,000	6,638,680
Hasbro	54,300	5,219,316
Marriott International
Class A †	86,600	12,826,326
Polaris	50,700	6,768,450
PVH	28,000	2,959,600
Ross Stores	42,400	5,084,184
VF	74,900	5,986,008
ViacomCBS Class B	77,100	3,477,210
		68,238,502
Consumer Staples – 3.16%
Campbell Soup	61,900	3,111,713
Conagra Brands	140,000	5,264,000
Kellogg	74,000	4,684,200
Tyson Foods Class A	61,800	4,591,740
US Foods Holding †	135,800	5,176,696
		22,828,349
Energy – 4.59%
Cabot Oil & Gas	282,300	5,301,594
Hess	211,200	14,944,512
Marathon Oil	789,700	8,433,996
Valero Energy	63,100	4,517,960
		33,198,062
Financial Services – 20.58%
Affiliated Managers
Group	47,300	7,049,119
Allstate	85,200	9,789,480
American Financial
Group	94,100	10,736,810
Assurant	50,100	7,102,677
East West Bancorp	263,100	19,416,780
Globe Life	68,800	6,648,144
Hancock Whitney	200,265	8,413,133
Hartford Financial
Services Group	184,300	12,309,397
KeyCorp	619,400	12,375,612
Raymond James
Financial	116,600	14,290,496
Reinsurance Group of
America	60,500	7,626,025
Signature Bank	47,000	10,626,700
Synchrony Financial	321,200	13,059,992
Synovus Financial	206,100	9,429,075
		148,873,440
Healthcare – 5.69%
AmerisourceBergen	58,400	6,895,288
Quest Diagnostics	63,100	8,098,254
Service Corp.
International	101,600	5,186,680
STERIS	34,400	6,552,512
Syneos Health †	64,500	4,892,325
Zimmer Biomet
Holdings	59,700	9,556,776
		41,181,835
Real Estate Investment Trusts – 7.57%
Apartment Income REIT	189,729	8,112,812
Brandywine Realty Trust	411,000	5,306,010
Host Hotels & Resorts	287,800	4,849,430

	Number of
	shares	Value (US $)
Common Stock (continued)
Real Estate Investment Trusts (continued)
Kimco Realty	364,800	$6,840,000
Life Storage	103,550	8,900,122
MGM Growth Properties
Class A	214,400	6,993,728
Outfront Media	263,500	5,752,205
VEREIT	207,800	8,025,236
		54,779,543
Technology – 12.78%
Agilent Technologies	80,800	10,272,912
Avnet	151,500	6,288,765
Ciena †	116,200	6,358,464
Citrix Systems	17,000	2,386,120
Fiserv †	31,500	3,749,760
Flex †	481,900	8,823,589
Keysight Technologies †	61,900	8,876,460
ON Semiconductor †	162,300	6,753,303
Qorvo †	55,000	10,048,500
Synopsys †	48,000	11,893,440
Teradyne	113,300	13,786,344
Western Digital	48,400	3,230,700
		92,468,357
Transportation – 3.43%
CSX	35,800	3,451,836
JB Hunt Transport
Services	31,800	5,344,626
Kirby †	81,900	4,936,932
Southwest Airlines	181,700	11,094,602
		24,827,996
Utilities – 6.08%
CMS Energy	131,600	8,056,552
Edison International	90,000	5,274,000
MDU Resources Group	165,900	5,244,099
NRG Energy	175,500	6,621,615
Public Service Enterprise
Group	155,600	9,368,676
WEC Energy Group	54,400	5,091,296
Xcel Energy	64,800	4,309,848
		43,966,086
Total Common Stock
(cost $541,695,124)		717,585,310

Short-Term Investments – 0.33%
Money Market Mutual Funds – 0.33%
BlackRock FedFund –
Institutional Shares
(seven-day effective
yield 0.01%)	589,907	589,907
Fidelity Investments
Money Market
Government Portfolio
– Class I (seven-day
effective yield 0.01%)	589,908	589,908
GS Financial Square
Government Fund –
Institutional Shares
(seven-day effective
yield 0.03%)	589,908	589,908
Morgan Stanley
Government Portfolio
– Institutional Share
Class (seven-day
effective yield 0.00%)	589,908	589,908
Total Short-Term Investments
(cost $2,359,631)		2,359,631
Total Value of
Securities–99.53%
(cost $544,054,755)		$719,944,941
†	Non-income producing security.

Summary of abbreviations:
GS – Goldman Sachs
REIT – Real Estate Investment Trust

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Special Situations Fund

March 31, 2021 (Unaudited)

	Number of
	shares	Value (US $)
Common Stock – 99.07%◆
Basic Industry – 7.78%
Arconic †	78,500	$1,993,115
Ashland Global
Holdings	25,400	2,254,758
Avient	48,300	2,283,141
Berry Global Group †	106,600	6,545,240
HB Fuller	52,100	3,277,611
Huntsman	109,800	3,165,534
Louisiana-Pacific	135,900	7,537,014
Summit Materials
Class A †	72,400	2,028,648
		29,085,061
Business Services – 1.86%
Deluxe	28,600	1,200,056
PAE †	105,700	953,414
WESCO International †	55,400	4,793,762
		6,947,232
Capital Spending – 10.49%
Altra Industrial Motion	96,000	5,310,720
Atkore †	75,900	5,457,210
H&E Equipment Services	50,700	1,926,600
ITT	77,800	7,072,798
KBR	72,220	2,772,526
MasTec †	103,500	9,697,950
Primoris Services	84,800	2,809,424
Rexnord	87,800	4,134,502
		39,181,730
Consumer Cyclical – 4.78%
Adient †	89,000	3,933,800
Barnes Group	54,600	2,704,884
KB Home	78,500	3,652,605
Knoll	81,400	1,343,914
Leggett & Platt	49,100	2,241,415
Meritage Homes †	35,700	3,281,544
Standard Motor
Products	17,000	706,860
		17,865,022
Consumer Services – 10.19%
Aaron’s	20,250	520,020
Acushnet Holdings	49,600	2,049,968
American Eagle
Outfitters	83,900	2,453,236
Asbury Automotive
Group †	22,800	4,480,200
Cable One	1,200	2,194,032
Choice Hotels
International	33,300	3,572,757
Cracker Barrel Old
Country Store	22,600	3,907,088
Denny’s †	72,300	1,309,353
PROG Holdings	46,900	2,030,301
Steven Madden	58,600	2,183,436
TEGNA	176,900	3,331,027
Texas Roadhouse †	27,150	2,604,771
UniFirst	18,600	4,161,006
Wolverine World Wide	85,939	3,293,182
		38,090,377
Consumer Staples – 3.66%
Core-Mark Holding	57,600	2,228,544
J & J Snack Foods	19,600	3,077,788
Performance Food
Group †	47,900	2,759,519
Scotts Miracle-Gro	8,800	2,155,736
Spectrum Brands
Holdings	40,800	3,468,000
		13,689,587
Energy – 3.65%
CNX Resources †	262,000	3,851,400
Delek US Holdings	86,000	1,873,080
Devon Energy	174,742	3,818,113
Dril-Quip †	38,600	1,282,678
Helix Energy Solutions
Group †	243,700	1,230,685
Patterson-UTI Energy	219,400	1,564,322
		13,620,278
Financial Services – 29.14%
American Equity
Investment Life
Holding	139,800	4,407,894
Bank of NT Butterfield &
Son	67,400	2,576,028
East West Bancorp	173,300	12,789,540
Essent Group	26,000	1,234,740
First Financial Bancorp	154,400	3,705,600
First Interstate
BancSystem Class A	53,700	2,472,348
First Midwest Bancorp	41,100	900,501
FNB	464,700	5,901,690
Great Western Bancorp	129,500	3,922,555
Hancock Whitney	157,000	6,595,570
Hanover Insurance
Group	36,000	4,660,560
Kemper	33,500	2,670,620
NBT Bancorp	36,300	1,448,370
Prosperity Bancshares	42,100	3,152,869

	Number of
	shares	Value (US $)
Common Stock◆ (continued)
Financial Services (continued)
S&T Bancorp	53,100	$1,778,850
Sandy Spring Bancorp	47,700	2,071,611
Selective Insurance
Group	67,400	4,889,196
Sterling Bancorp	123,300	2,838,366
Stifel Financial	135,800	8,699,348
Synovus Financial	99,300	4,542,975
Umpqua Holdings	288,900	5,070,195
Valley National Bancorp	390,400	5,364,096
Webster Financial	133,700	7,368,207
WesBanco	35,900	1,294,554
Western Alliance
Bancorp	90,300	8,527,932
		108,884,215
Healthcare – 3.14%
Avanos Medical †	58,900	2,576,286
Integer Holdings †	37,600	3,462,960
Integra LifeSciences
Holdings †	50,200	3,468,318
Service Corp.
International	43,600	2,225,780
		11,733,344
Real Estate Investment Trusts – 7.51%
Brandywine Realty Trust	252,900	3,264,939
Independence Realty
Trust	108,800	1,653,760
Kite Realty Group Trust	105,557	2,036,194
Lexington Realty Trust	284,900	3,165,239
Life Storage	35,100	3,016,845
National Health
Investors	32,500	2,349,100
Outfront Media	172,900	3,774,407
RPT Realty	163,000	1,859,830
Spirit Realty Capital	79,500	3,378,750
STAG Industrial	47,451	1,594,828
Summit Hotel
Properties †	192,800	1,958,848
		28,052,740
Technology – 10.87%
Cirrus Logic †	40,000	3,391,600
Coherent †	6,838	1,729,262
Concentrix †	18,100	2,709,932
Diodes †	27,400	2,187,616
Flex †	290,141	5,312,482
NCR †	32,851	1,246,695
NetScout Systems †	69,700	1,962,752
ON Semiconductor †	115,800	4,818,438
SYNNEX	17,300	1,986,732
Teradyne	35,900	4,368,312
Tower Semiconductor †	124,900	3,502,196
TTM Technologies †	220,400	3,195,800
Viavi Solutions †	185,000	2,904,500
Vishay Intertechnology	54,700	1,317,176
		40,633,493
Transportation – 2.88%
Kirby †	43,500	2,622,180
Saia †	8,400	1,936,872
SkyWest	38,000	2,070,240
Werner Enterprises	87,200	4,113,224
		10,742,516
Utilities – 3.12%
ALLETE	47,600	3,198,244
Black Hills	49,100	3,278,407
South Jersey Industries	96,400	2,176,712
Southwest Gas Holdings	43,600	2,995,756
		11,649,119
Total Common Stock
(cost $282,236,174)		370,174,714

Short-Term Investments – 0.27%
Money Market Mutual Funds – 0.27%
BlackRock FedFund –
Institutional Shares
(seven-day effective
yield 0.01%)	247,221	247,221
Fidelity Investments
Money Market
Government Portfolio
– Class I (seven-day
effective yield 0.01%)	247,222	247,222
GS Financial Square
Government Fund –
Institutional Shares
(seven-day effective
yield 0.03%)	247,222	247,222

Schedules of investments
Delaware Special Situations Fund

	Number of
	shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley
Government Portfolio
– Institutional Share
Class (seven-day
effective yield 0.00%)	247,222	$247,222
Total Short-Term Investments
(cost $988,887)		988,887
Total Value of
Securities–99.34%
(cost $283,225,061)		$371,163,601

◆	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security.

Summary of abbreviations:
GS – Goldman Sachs

See accompanying notes, which are an integral part of the financial statements.

Delaware Global Equity Fund

March 31, 2021 (Unaudited)

	Number of
	shares	Value (US $)
Common Stock – 98.80%Δ
Denmark - 3.68%
Novo Nordisk Class B	148,640	$10,070,238
		10,070,238
France – 17.27%
Air Liquide	64,050	10,463,023
Danone	184,250	12,640,093
Orange	596,960	7,354,078
Publicis Groupe	151,200	9,227,329
Sodexo †	78,530	7,531,294
		47,215,817
Germany – 8.52%
adidas AG †	19,220	5,999,960
Fresenius Medical Care
AG & Co.	147,950	10,881,981
SAP	52,240	6,396,962
		23,278,903
Japan – 10.06%
Asahi Group Holdings	107,000	4,508,060
Kao	103,900	6,862,233
KDDI	134,800	4,133,177
Lawson	67,800	3,324,940
Secom	26,600	2,237,307
Seven & i Holdings	159,900	6,445,100
		27,510,817
Netherlands – 3.47%
Koninklijke Ahold
Delhaize	340,330	9,478,744
		9,478,744
Spain – 2.62%
Amadeus IT Group †	101,280	7,171,396
		7,171,396
Sweden – 7.69%
Essity Class B	213,120	6,732,712
H & M Hennes &
Mauritz Class B †	229,165	5,162,704
Securitas Class B	535,980	9,113,584
		21,009,000
Switzerland – 10.60%
Nestle	91,090	10,152,273
Roche Holding	35,650	11,521,232
Swatch Group	25,380	7,301,298
		28,974,803
United Kingdom – 6.93%
Diageo	258,830	10,667,225
Next †	24,870	2,696,920
Smith & Nephew	294,460	5,593,888
		18,958,033
United States – 27.96%
3M	32,550	6,271,734
Conagra Brands	199,280	7,492,928
General Mills	136,180	8,350,558
Henry Schein †	81,980	5,676,295
Ingredion	83,200	7,481,344
Kimberly-Clark	72,990	10,149,259
Lamb Weston Holdings	142,120	11,011,458
Merck & Co.	111,650	8,607,098
Parker-Hannifin	10,170	3,207,923
Pfizer	226,290	8,198,487
		76,447,084
Total Common Stock
(cost $249,310,444)		270,114,835

Exchange-Traded Funds – 0.65%
Vanguard S&P 500 ETF	4,860	1,770,498
Total Exchange-Traded Funds
(cost $1,747,983)		1,770,498

Short-Term Investments – 2.08%
Money Market Mutual Funds – 2.08%
BlackRock FedFund –
Institutional Shares
(seven-day effective
yield 0.01%)	1,418,977	1,418,977
Fidelity Investments
Money Market
Government Portfolio
– Class I (seven-day
effective yield 0.01%)	1,418,977	1,418,977
GS Financial Square
Government Fund –
Institutional Shares
(seven-day effective
yield 0.03%)	1,418,978	1,418,978
Morgan Stanley
Government Portfolio
– Institutional Share
Class (seven-day
effective yield 0.00%)	1,418,978	1,418,978
Total Short-Term Investments
(cost $5,675,910)		5,675,910
Total Value of
Securities–101.53%
(cost $256,734,337)		$277,561,243

Δ	Securities have been classified by country of origin. Aggregate classification by business sector has been presented on page 16 in “Security type / country and sector allocations.”
†	Non-income producing security.

Schedules of investments
Delaware Global Equity Fund

The following foreign currency exchange contracts were outstanding at March 31, 2021:1

Foreign Currency Exchange Contracts

	Currency to				Settlement	Unrealized	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Appreciation	Depreciation
BNYM	CHF	(66,701)	USD	70,715	4/1/21	$141	$—
BNYM	DKK	(634,767)	USD	99,869	4/6/21	—	(209)
BNYM	GBP	719,369	USD	(988,301)	4/1/21	3,425	—
BNYM	GBP	1,268,212	USD	(1,751,883)	4/6/21	—	(3,493)
BNYM	JPY	(2,892,628)	USD	26,220	4/1/21	95	—
BNYM	JPY	(29,663,020)	USD	267,932	4/2/21	29	—
BNYM	SEK	(1,006,992)	USD	115,332	4/6/21	23	—
Total Foreign Currency Exchange Contracts						$3,713	$(3,702)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 6 in “Notes to financial statements.”

Summary of abbreviations:
AG – Aktiengesellschaft
BNYM – Bank of New York Mellon
ETF – Exchange-Traded Fund
GS – Goldman Sachs
S&P – Standard & Poor’s Financial Services LLC

Summary of currencies:
CHF – Swiss Franc
DKK – Danish Krone
GBP – British Pound Sterling
JPY – Japanese Yen
SEK – Swedish Krona
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Delaware International Fund

March 31, 2021 (Unaudited)

	Number of
	shares	Value (US $)
Common Stock – 98.45%Δ
Denmark – 5.35%
Novo Nordisk Class B	229,820	$15,570,117
		15,570,117
France – 21.50%
Air Liquide	90,330	14,756,048
Danone	244,490	16,772,735
Orange	710,030	8,747,011
Publicis Groupe	194,220	11,852,724
Sodexo †	108,590	10,414,151
		62,542,669
Germany – 12.00%
adidas AG †	30,260	9,446,347
Fresenius Medical Care
AG & Co.	211,080	15,525,302
SAP	81,050	9,924,843
		34,896,492
Japan – 18.95%
Asahi Group Holdings	187,200	7,887,000
Kao	145,000	9,576,744
KDDI	371,400	11,387,699
Kirin Holdings	154,300	2,955,007
Lawson	105,800	5,188,476
Secom	79,000	6,644,633
Seven & i Holdings	284,400	11,463,330
		55,102,889
Netherlands – 4.03%
Koninklijke Ahold
Delhaize	421,160	11,729,990
		11,729,990
Spain – 2.37%
Amadeus IT Group †	97,410	6,897,371
		6,897,371
Sweden – 9.68%
Essity Class B	227,600	7,190,153
H & M Hennes &
Mauritz Class B †	317,060	7,142,831
Securitas Class B	813,040	13,824,598
		28,157,582
Switzerland – 14.74%
Nestle	142,530	15,885,426
Roche Holding	43,110	13,932,127
Swatch Group	45,320	13,037,621
		42,855,174
United Kingdom – 9.83%
Diageo	467,600	19,271,314
Next †	30,880	3,348,648
Smith & Nephew	314,280	5,970,411
		28,590,373
Total Common Stock
(cost $270,219,933)		286,342,657

Exchange-Traded Funds – 1.02%
iShares MSCI EAFE ETF	50	3,794
iShares Trust iShares ESG
Aware MSCI EAFE
ETF	38,840	2,947,956
Total Exchange-Traded Funds
(cost $2,941,229)		2,951,750

Short-Term Investments – 1.26%
Money Market Mutual Funds – 1.26%
BlackRock FedFund –
Institutional Shares
(seven-day effective
yield 0.01%)	918,630	918,630
Fidelity Investments
Money Market
Government Portfolio
– Class I (seven-day
effective yield 0.01%)	918,630	918,630
GS Financial Square
Government Fund –
Institutional Shares
(seven-day effective
yield 0.03%)	918,630	918,630
Morgan Stanley
Government Portfolio
– Institutional Share
Class (seven-day
effective yield 0.00%)	918,631	918,631
Total Short-Term Investments
(cost $3,674,521)		3,674,521
Total Value of
Securities–100.73%
(cost $276,835,683)		$292,968,928

Δ	Securities have been classified by country of origin. Aggregate classification by business sector has been presented on page 17 in “Security type / country and sector allocations.”
†	Non-income producing security.

Schedules of investments
Delaware International Fund

The following foreign currency exchange contracts were outstanding at March 31, 2021:1

Foreign Currency Exchange Contracts

	Currency to				Settlement	Unrealized	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Appreciation	Depreciation
BNYM	CHF	264,420	USD	(281,011)	4/1/21	$—	$(1,239)
BNYM	DKK	605,559	USD	(95,565)	4/6/21	—	(92)
BNYM	EUR	174,729	USD	(204,917)	4/1/21	—	(8)
BNYM	GBP	828,158	USD	(1,137,743)	4/1/21	3,960	—
BNYM	GBP	1,379,225	USD	(1,905,234)	4/6/21	—	(3,799)
BNYM	JPY	40,761,160	USD	(369,714)	4/1/21	—	(1,583)
BNYM	SEK	(1,063,833)	USD	121,842	4/6/21	24	—
BNYM	DKK	(975,467)	USD	153,473	4/6/21	—	(321)
BNYM	JPY	(4,387,106)	USD	39,767	4/1/21	145	—
Total Foreign Currency Exchange Contracts						$4,129	$(7,042)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 6 in “Notes to financial statements.”

Summary of abbreviations:
AG – Aktiengesellschaft
BNYM – Bank of New York Mellon
EAFE – Europe, Australasia, and Far East
ESG – Environmental, Social, and Governance
ETF – Exchange-Traded Fund
GS – Goldman Sachs
MSCI – Morgan Stanley Capital International

Summary of currencies:
CHF – Swiss Franc
DKK – Danish Krone
EUR – European Monetary Unit
GBP – British Pound Sterling
JPY – Japanese Yen
SEK – Swedish Krona
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Delaware Floating Rate II Fund

March 31, 2021 (Unaudited)

	Principal
	amount°	Value (US $)
Convertible Bond – 0.38%
Energy – 0.38%
Cheniere Energy PIK
144A 4.875%
exercise price $93.64,
maturity date
5/28/21 #, *	184,685	$186,048
		186,048
Total Convertible Bond
(cost $186,225)		186,048

Corporate Bonds – 6.03%
Banking – 0.44%
Barclays 6.125%
12/15/25 µ, ψ	200,000	218,650
		218,650
Capital Goods – 0.78%
Bombardier 144A
7.875% 4/15/27 #	125,000	122,778
TransDigm 5.50%
11/15/27	250,000	259,157
		381,935
Communications – 0.83%
Cincinnati Bell 144A
7.00% 7/15/24 #	223,000	230,526
Level 3 Financing 144A
4.25% 7/1/28 #	175,000	177,154
		407,680
Consumer Non-Cyclical – 0.17%
United Natural Foods
144A 6.75%
10/15/28 #	80,000	85,600
		85,600
Financial Services – 0.42%
NFP 144A 7.00%
5/15/25 #	190,000	204,488
		204,488
Healthcare – 0.87%
Ortho-Clinical
Diagnostics 144A
7.375% 6/1/25 #	96,000	103,390
Surgery Center Holdings
144A 10.00%
4/15/27 #	150,000	165,656
Tenet Healthcare
6.875% 11/15/31	142,000	158,357
		427,403
Insurance – 0.40%
HUB International 144A
7.00% 5/1/26 #	190,000	197,489
		197,489
Media – 0.25%
Clear Channel Outdoor
Holdings 144A
7.75% 4/15/28 #	60,000	59,452
Clear Channel
Worldwide Holdings
9.25% 2/15/24	61,000	63,573
		123,025
Technology – 0.83%
Banff Merger Sub 144A
9.75% 9/1/26 #	215,000	229,276
Boxer Parent 144A
9.125% 3/1/26 #	165,000	176,052
		405,328
Transportation – 1.04%
Delta Air Lines 144A
7.00% 5/1/25 #	350,000	403,475
United Airlines Holdings
4.875% 1/15/25	105,000	107,153
		510,628
Total Corporate Bonds
(cost $2,707,234)		2,962,226

Loan Agreements – 91.34%
A&V Holdings Midco
3/10/27 ●	312,658	312,658
Acrisure TBD 2/15/27 X	380,000	376,105
Acrisure Tranche B
3.703% (LIBOR03M
+ 3.50%) 2/15/27 ●	26,841	26,566
Acuris Finance US
4.50% (LIBOR03M +
4.00%) 2/16/28 ●	605,000	605,378
Advantage Sales &
Marketing 1st Lien
6.00% (LIBOR03M +
5.25%) 10/28/27 ●	438,900	438,939
American Airlines
Tranche B 2.106%
(LIBOR01M + 2.00%)
12/14/23 ●	385,419	368,186
Applied Systems 2nd
Lien 6.25%
(LIBOR03M + 5.50%)
9/19/25 ●	1,260,000	1,269,450
Apro 5.00% (LIBOR03M
+ 4.00%) 11/14/26 ●	799,091	799,591

Schedules of investments
Delaware Floating Rate II Fund

	Principal
	amount°	Value (US $)
Loan Agreements (continued)
Array Technologies
3.75% (LIBOR01M +
3.25%) 10/14/27 ●	881,500	$882,051
Aruba Investments
Holdings 1st Lien
4.75% (LIBOR03M +
4.00%) 11/24/27 ●	435,000	436,631
Aruba Investments
Holdings 2nd Lien
8.50% (LIBOR03M +
7.75%) 11/24/28 ●	435,000	439,350
AssuredPartners
3.609% (LIBOR01M
+ 3.50%) 2/12/27 ●	437,432	433,126
5.50% (LIBOR01M +
4.50%) 2/12/27 ●	222,750	223,609
Avast Software Tranche
B TBD 3/15/28 X	200,000	200,281
Ball Metalpack Finco
2nd Lien 9.75%
(LIBOR03M + 8.75%)
7/31/26 ●	305,000	289,750
Bausch Health 3.109%
(LIBOR01M + 3.00%)
6/2/25 ●	273,884	273,278
Blue Ribbon 1st Lien
5.137% (LIBOR03M
+ 3.00%) 11/15/21 ●	889,000	872,054
Boxer Parent 3.859%
(LIBOR01M + 3.75%)
10/2/25 ●	326,483	325,463
BW Gas &
Convenience Holdings
6.36% (LIBOR01M +
6.25%) 11/18/24 ●	785,286	793,384
BW Gas &
Convenience Holdings
Tranche B TBD
3/17/28 X	875,000	876,094
Caesars Resort
Collection Tranche
B-1 4.609%
(LIBOR01M + 4.50%)
7/21/25 ●	386,060	387,290
Camelot US Acquisition l
3.109% (LIBOR01M
+ 3.00%) 10/30/26 ●	420,073	417,360
4.00% (LIBOR01M +
3.00%) 10/30/26 ●	174,563	174,563
Carnival 8.50%
(LIBOR01M + 7.50%)
6/30/25 ●	632,222	654,350
Chemours Tranche B-2
1.86% (LIBOR01M +
1.75%) 4/3/25 ●	221,911	$217,583
CityCenter Holdings
3.00% (LIBOR01M +
2.25%) 4/18/24 ●	253,450	250,616
Connect US Finco
4.50% (LIBOR01M +
3.50%) 12/11/26 ●	374,105	373,170
Consolidated
Communications
5.75% (LIBOR01M +
4.75%) 10/2/27 ●	528,363	529,817
Core & Main 3.75%
(LIBOR03M + 2.75%)
8/1/24 ●	538,409	537,568
CPC Acquisition 1st Lien
4.50% (LIBOR03M +
3.75%) 12/29/27 ●	625,000	633,984
CSC Holdings 2.356%
(LIBOR01M + 2.25%)
7/17/25 ●	330,545	326,496
Cumulus Media New
Holdings 4.75%
(LIBOR03M + 3.75%)
3/31/26 ●	712,847	705,496
Dun & Bradstreet
Tranche B 3.359%
(LIBOR01M + 3.25%)
2/6/26 ●	445,387	443,647
Endo Luxembourg
Finance I Tranche B
TBD 3/11/28 X	500,000	496,250
Ensemble RCM 3.962%
(LIBOR03M + 3.75%)
8/3/26 ●	598,481	598,357
Epicor Software 2nd Lien
8.75% (LIBOR01M +
7.75%) 7/31/28 ●	760,000	787,867
Frontier Communications
5.75% (LIBOR01M +
4.75%) 10/8/21 ●	600,000	601,875
Garda World Security
Tranche B-2 4.25%
(LIBOR01M + 4.25%)
10/30/26 ●	423,678	424,384
Global Medical
Response 5.75%
(LIBOR03M + 4.75%)
10/2/25 ●	910,717	909,152
Green Energy Partners
Tranche B-1 6.50%
(LIBOR03M + 5.50%)
11/13/21 ●	119,319	112,458

	Principal
	amount°	Value (US $)
Loan Agreements (continued)
Green Energy Partners
Tranche B-2 6.50%
(LIBOR03M + 5.50%)
11/13/21 ●	168,155	$158,486
Hamilton Projects
Acquiror 5.75%
(LIBOR03M + 4.75%)
6/17/27 ●	708,346	711,534
Heartland Dental
3.609% (LIBOR01M
+ 3.50%) 4/30/25 ●	919,571	906,416
HUB International
Tranche B-3 4.00%
(LIBOR03M + 3.25%)
4/25/25 ●	248,889	249,188
Ineos US Petrochem
Tranche B 3.25%
(LIBOR03M + 2.75%)
1/29/26 ●	460,000	458,965
Informatica 2nd Lien
7.125% 2/25/25 ●	722,000	739,749
Kenan Advantage Group
Tranche B TBD
3/12/26 X	498,750	497,347
Logmein 1st Lien
4.854% (LIBOR01M
+ 4.75%) 8/31/27 ●	607,475	606,770
Mermaid Bidco Tranche
B 5.00% (LIBOR02M
+ 4.25%) 12/22/27 ●	950,000	950,594
Milano Acquisition
Tranche B 4.75%
(LIBOR03M + 4.00%)
10/1/27 ●	947,625	945,256
Mileage Plus Holdings
6.25% (LIBOR03M +
5.25%) 6/21/27 ●	553,000	588,676
Numericable US Tranche
B-13 4.198%
(LIBOR03M + 4.00%)
8/14/26 ●	252,348	251,875
Ortho-Clinical
Diagnostics 3.359%
(LIBOR03M + 3.25%)
6/30/25 ●	372,345	372,199
Peraton Tranche B 1st
Lien 4.50%
(LIBOR03M + 3.75%)
2/1/28 ●	322,475	322,609
PetSmart 4.50%
(LIBOR03M + 3.75%)
2/12/28 ●	625,000	624,739
PG&E Tranche B 3.50%
(LIBOR03M + 3.00%)
6/23/25 ●	876,866	877,414
PQ 4.00% (LIBOR03M +
3.00%) 2/7/27 ●	95,868	96,048
PQ Tranche B 2.462%
(LIBOR03M + 2.25%)
2/8/27 ●	153,605	152,741
Pregis Topco 1st Lien
3.859% (LIBOR01M
+ 3.75%) 7/31/26 ●	403,977	401,705
Pretium PKG Holdings
1st Lien 4.75%
(LIBOR06M + 4.00%)
11/5/27 ●	473,813	474,010
Quikrete Holdings 1st
Lien 2.609%
(LIBOR01M + 2.50%)
2/1/27 ●	435,269	432,820
RealPage TBD 2/18/28 X	1,020,000	1,016,387
Rent-A-Center 4.75%
(LIBOR01M + 4.00%)
2/17/28 ●	250,000	251,458
Ryan Specialty Group
Tranche B-1 3.75%
(LIBOR01M + 3.00%)
9/1/27 ●	472,625	473,807
Schweitzer-Mauduit
International Tranche
B TBD 1/27/28 X	620,000	618,450
Scientific Games
International Tranche
B-5 2.859%
(LIBOR01M + 2.75%)
8/14/24 ●	371,653	364,963
Sinclair Televison Group
Tranche B-2 2.61%
(LIBOR01M + 2.50%)
9/30/26 ●	301,221	297,832
Solenis International 2nd
Lien 8.69%
(LIBOR03M + 8.50%)
6/26/26 ●	840,000	843,150
Spirit Aerosystems
6.00% (LIBOR01M +
5.25%) 1/15/25 ●	583,537	588,643
SS&C Technologies
Tranche B-5 1.859%
(LIBOR01M + 1.75%)
4/16/25 ●	253,356	251,168
Stars Group Holdings
3.703% (LIBOR03M
+ 3.50%) 7/10/25 ●	500,772	502,337

Schedules of investments
Delaware Floating Rate II Fund

	Principal
	amount°	Value (US $)
Loan Agreements (continued)
Surgery Center Holdings
4.25% (LIBOR01M +
3.25%) 9/2/24 ●	289,257	$287,088
Syncsort 1st Lien TBD
3/19/29 X	745,000	748,725
Syncsort Tranche B 1st
Lien TBD 3/20/28 X	250,000	249,531
Terrier Media Buyer
Tranche B 3.609%
(LIBOR01M + 3.50%)
12/17/26 ●	252,737	250,821
Titan
Acquisition 3.267%
(LIBOR03M + 3.00%)
3/28/25 ●	459,748	451,415
Tosca Services 4.25%
(LIBOR01M + 3.50%)
8/18/27 ●	678,300	678,583
TricorBraun 3.75%
(LIBOR06M + 3.25%)
3/3/28 ●	246,748	244,878
Triton Water Holdings
1st Lien TBD
3/31/28 X	650,000	648,549
Truck Hero 4.50%
(LIBOR01M + 3.75%)
1/29/28 ●	925,000	925,000
UKG 4.00% (LIBOR03M
+ 3.25%) 5/4/26 ●	488,438	488,781
Ultimate Software Group
2nd Lien 7.50%
(LIBOR03M + 6.75%)
5/3/27 ●	962,000	989,657
USI 3.453% (LIBOR03M
+ 3.25%) 12/2/26 ●	250,367	248,221
USS Ultimate Holdings
2nd Lien 8.75%
(LIBOR01M + 7.75%)
8/25/25 ●	254,545	255,182
Vantage Specialty
Chemicals 1st Lien
TBD 10/28/24 X	225,000	212,719
Vantage Specialty
Chemicals 2nd Lien
9.25% (LIBOR03M +
8.25%) 10/27/25 ●	150,000	140,648
Verscend Holding
Tranche B 4.609%
(LIBOR01M + 4.50%)
8/27/25 ●	1,021,283	1,025,296
Vertical Midco Tranche B
4.478% (LIBOR03M
+ 4.25%) 7/30/27 ●	248,399	249,227
White Cap Buyer 4.50%
(LIBOR03M + 4.00%)
10/19/27 ●	393,750	393,477
Whole Earth Brands
5.50% (LIBOR03M +
4.50%) 2/2/28 ●	528,000	525,360
Total Loan Agreements
(cost $44,056,307)		44,864,721

	Number of
	shares
Short-Term Investments – 7.32%
Money Market Mutual Funds – 7.32%
BlackRock FedFund –
Institutional Shares
(seven-day effective
yield 0.01%)	898,762	898,762
Fidelity Investments
Money Market
Government Portfolio
– Class I (seven-day
effective yield 0.01%)	898,762	898,762
GS Financial Square
Government Fund –
Institutional Shares
(seven-day effective
yield 0.03%)	898,762	898,762
Morgan Stanley
Government Portfolio
– Institutional Share
Class (seven-day
effective yield 0.00%)	898,762	898,762
Total Short-Term Investments
(cost $3,595,048)		3,595,048
Total Value of
Securities—105.07%
(cost $50,544,814)		$51,608,043

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2021, the aggregate value of Rule 144A securities was $2,341,384, which represents 4.77% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
*	PIK. 100% of the income received was in the form of principal.

µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2021. Rate will reset at a future date.
Ψ	Perpetual security. Maturity date represents next call date.
●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

X	This loan will settle after March 31, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.

Unfunded Loan Commitments

The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitments were outstanding at March 31, 2021:

				Unrealized
	Principal			Appreciation
Borrower	Amount	Commitment	Value	(Depreciation)
Peraton TBD 2/24/28	$567,525	$564,688	$567,762	$3,074
TricorBraun 0.50% (LIBOR04M + 0.50%) 3/3/28	53,252	53,252	52,849	(403)

Summary of abbreviations:
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR02M – ICE LIBOR USD 2 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR04M – ICE LIBOR USD 4 Month
LIBOR06M – ICE LIBOR USD 6 Month
PIK – Payment-in-kind
TBD – To be determined
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Fund for Income

March 31, 2021 (Unaudited)

	Principal
	amount°	Value (US $)
Corporate Bonds – 85.72%
Banking – 2.33%
Barclays 6.125%
12/15/25 µ, Ψ	2,125,000	$2,323,156
Deutsche Bank 6.00%
10/30/25 µ, Ψ	3,000,000	3,052,500
Popular 6.125%
9/14/23	1,658,000	1,796,683
SVB Financial Group
4.10% 2/15/31 µ, Ψ	2,070,000	2,076,469
		9,248,808
Basic Industry – 8.46%
Allegheny Technologies
5.875% 12/1/27	825,000	855,422
7.875% 8/15/23	2,480,000	2,696,516
Arcosa 144A 4.375%
4/15/29 #	840,000	840,000
Avient 144A 5.75%
5/15/25 #	1,947,000	2,071,121
Blue Cube Spinco
10.00% 10/15/25	287,000	303,144
Chemours 144A 5.75%
11/15/28 #	1,995,000	2,104,306
First Quantum Minerals
144A 6.875%
10/15/27 #	1,270,000	1,363,663
144A 7.25%
4/1/23 #	1,750,000	1,783,294
144A 7.50%
4/1/25 #	2,005,000	2,072,669
Freeport-McMoRan
5.45% 3/15/43	1,730,000	2,084,408
Hudbay Minerals 144A
6.125% 4/1/29 #	970,000	1,037,900
M/I Homes 4.95%
2/1/28	1,781,000	1,847,787
Mattamy Group 144A
5.25% 12/15/27 #	1,870,000	1,962,331
New Gold 144A 7.50%
7/15/27 #	1,945,000	2,020,515
Novelis
144A 4.75%
1/30/30 #	560,000	578,242
144A 5.875%
9/30/26 #	897,000	937,365
Olin 5.00% 2/1/30	1,090,000	1,144,282
PowerTeam Services
144A 9.033%
12/4/25 #	3,820,000	4,221,100
United States Steel
6.875% 3/1/29	1,350,000	1,382,062
Vedanta Resources
Finance II 144A
8.95% 3/11/25 #	970,000	928,183
Venator Finance 144A
5.75% 7/15/25 #	1,440,000	1,400,400
		33,634,710
Capital Goods – 5.22%
ARD Finance PIK 144A
6.50% 6/30/27 #, >	1,975,000	2,076,219
Bombardier
144A 7.50%
12/1/24 #	1,950,000	1,951,219
144A 7.875%
4/15/27 #	610,000	599,154
Granite US Holdings
144A 11.00%
10/1/27 #	1,910,000	2,158,300
Reynolds Group Issuer
144A 4.00%
10/15/27 #	2,105,000	2,065,531
Spirit AeroSystems 144A
5.50% 1/15/25 #	2,115,000	2,239,256
Terex
144A 5.00%
5/15/29 #	2,305,000	2,389,017
144A 5.625%
2/1/25 #	1,185,000	1,218,334
Titan Acquisition 144A
7.75% 4/15/26 #	800,000	832,960
TransDigm 144A 6.25%
3/15/26 #	1,945,000	2,064,530
Vertical Holdco 144A
7.625% 7/15/28 #	1,930,000	2,078,851
Welbilt 9.50% 2/15/24	1,061,000	1,094,820
		20,768,191
Communications – 7.50%
Altice Financing 144A
5.00% 1/15/28 #	1,445,000	1,428,744
Altice France Holding
144A 6.00%
2/15/28 #	3,030,000	2,991,049
Cincinnati Bell 144A
7.00% 7/15/24 #	1,450,000	1,498,937
Connect Finco 144A
6.75% 10/1/26 #	2,890,000	3,081,578
Consolidated
Communications
144A 5.00%
10/1/28 #	935,000	944,631
144A 6.50%
10/1/28 #	935,000	1,011,324

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Frontier Communications
144A 5.875%
10/15/27 #	1,180,000	$1,253,013
144A 6.75%
5/1/29 #	930,000	982,615
LCPR Senior Secured
Financing 144A
6.75% 10/15/27 #	1,375,000	1,467,675
Level 3 Financing 144A
4.25% 7/1/28 #	2,385,000	2,414,359
Sable International
Finance 144A 5.75%
9/7/27 #	1,370,000	1,447,919
Sprint
7.625% 3/1/26	1,325,000	1,624,735
7.875% 9/15/23	2,745,000	3,140,966
Sprint Capital 8.75%
3/15/32	815,000	1,205,996
T-Mobile USA
3.375% 4/15/29	1,090,000	1,100,219
3.50% 4/15/31	615,000	620,381
Zayo Group Holdings
144A 6.125%
3/1/28 #	3,500,000	3,597,895
		29,812,036
Consumer Cyclical – 10.88%
Allison Transmission
144A 5.875%
6/1/29 #	1,810,000	1,981,389
Boyd Gaming 4.75%
12/1/27	2,260,000	2,307,697
Caesars Entertainment
144A 6.25%
7/1/25 #	1,290,000	1,376,778
144A 8.125%
7/1/27 #	1,095,000	1,208,935
Carnival
144A 5.75%
3/1/27 #	1,045,000	1,073,738
144A 7.625%
3/1/26 #	5,335,000	5,738,059
Ford Motor
8.50% 4/21/23	1,440,000	1,607,400
9.00% 4/22/25	490,000	594,076
Ford Motor Credit
3.37% 11/17/23	995,000	1,021,119
3.375% 11/13/25	945,000	962,246
4.542% 8/1/26	1,205,000	1,276,637
5.584% 3/18/24	1,085,000	1,172,494
General Motors Financial
5.70% 9/30/30 µ, Ψ	775,000	838,938
Jaguar Land Rover
Automotive
144A 4.50%
10/1/27 #	645,000	613,714
144A 5.875%
1/15/28 #	1,485,000	1,510,059
L Brands
6.875% 11/1/35	1,295,000	1,545,311
6.95% 3/1/33	1,441,000	1,610,317
144A 9.375%
7/1/25 #	890,000	1,109,163
Levi Strauss & Co. 144A
3.50% 3/1/31 #	2,235,000	2,159,569
MGM Resorts
International 4.75%
10/15/28	1,990,000	2,059,143
Murphy Oil USA 144A
3.75% 2/15/31 #	1,940,000	1,910,512
PetSmart 144A 7.75%
2/15/29 #	2,340,000	2,535,858
Royal Caribbean Cruises
144A 5.50%
4/1/28 #	2,215,000	2,228,844
Scientific Games
International
144A 7.25%
11/15/29 #	1,000,000	1,086,690
144A 8.25%
3/15/26 #	1,723,000	1,850,855
Six Flags Entertainment
144A 4.875%
7/31/24 #	1,310,000	1,324,737
Station Casinos 144A
5.00% 10/1/25 #	563,000	571,093
		43,275,371
Consumer Non-Cyclical – 3.94%
JBS USA LUX 144A
5.50% 1/15/30 #	2,475,000	2,744,156
Kraft Heinz Foods
5.00% 7/15/35	1,055,000	1,216,116
5.20% 7/15/45	1,765,000	2,045,718
Pilgrim’s Pride 144A
5.875% 9/30/27 #	2,325,000	2,494,609
Post Holdings
144A 5.50%
12/15/29 #	1,325,000	1,420,499
144A 5.75%
3/1/27 #	1,150,000	1,211,680
Rent-A-Center 144A
6.375% 2/15/29 #	1,920,000	2,040,000

Schedules of investments
Delaware Fund for Income

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
United Natural Foods
144A 6.75%
10/15/28 #	2,340,000	$2,503,800
		15,676,578
Energy – 14.19%
Apache
4.75% 4/15/43	1,333,000	1,238,357
4.875% 11/15/27	1,015,000	1,041,898
Ascent Resources Utica
Holdings 144A
7.00% 11/1/26 #	2,050,000	2,052,562
CNX Resources
144A 6.00%
1/15/29 #	2,165,000	2,253,884
144A 7.25%
3/14/27 #	1,010,000	1,086,114
Crestwood Midstream
Partners 144A 6.00%
2/1/29 #	2,661,000	2,626,074
DCP Midstream
Operating 5.125%
5/15/29	3,050,000	3,248,677
EQM Midstream Partners
144A 4.75%
1/15/31 #	1,255,000	1,218,919
144A 6.50%
7/1/27 #	875,000	952,582
Genesis Energy
7.75% 2/1/28	2,000,000	2,003,100
8.00% 1/15/27	3,355,000	3,403,295
Murphy Oil
5.875% 12/1/27	1,759,000	1,725,473
6.375% 7/15/28	3,465,000	3,474,009
NuStar Logistics
5.625% 4/28/27	1,650,000	1,729,151
6.00% 6/1/26	1,259,000	1,359,468
6.375% 10/1/30	2,368,000	2,564,840
Occidental Petroleum
3.00% 2/15/27	1,240,000	1,169,103
3.40% 4/15/26	1,110,000	1,079,198
3.50% 8/15/29	1,165,000	1,094,576
6.125% 1/1/31	2,155,000	2,383,592
6.45% 9/15/36	990,000	1,094,207
6.625% 9/1/30	1,555,000	1,749,841
PDC Energy
5.75% 5/15/26	2,623,000	2,723,985
6.125% 9/15/24	823,000	846,044
Southwestern Energy
7.50% 4/1/26	600,000	635,712
7.75% 10/1/27	2,030,000	2,173,369
Targa Resources Partners
144A 4.00%
1/15/32 #	1,555,000	1,464,452
6.50% 7/15/27	2,465,000	2,684,829
TechnipFMC 144A
6.50% 2/1/26 #	3,855,000	4,036,368
Western Midstream
Operating 4.75%
8/15/28	1,250,000	1,309,375
		56,423,054
Financial Services – 4.07%
AerCap Holdings
5.875% 10/10/79 µ	2,670,000	2,750,901
Air Lease 4.65%
6/15/26 µ, Ψ	1,900,000	1,881,000
Ally Financial 8.00%
11/1/31	1,420,000	1,979,894
Camelot Finance 144A
4.50% 11/1/26 #	2,105,000	2,180,349
Credit Suisse Group
144A 4.50%
9/3/30 #, µ, Ψ	2,075,000	1,950,500
INEOS Quattro Finance
2 144A 3.375%
1/15/26 #	2,135,000	2,137,669
UBS Group 144A
4.375%
2/10/31 #, µ, Ψ	2,140,000	2,116,460
VM Consolidated 144A
5.50% 4/15/29 #	1,140,000	1,169,560
		16,166,333
Healthcare – 6.31%
Bausch Health 144A
6.25% 2/15/29 #	3,095,000	3,294,320
Cheplapharm
Arzneimittel 144A
5.50% 1/15/28 #	2,135,000	2,220,443
CHS
144A 4.75%
2/15/31 #	895,000	875,444
144A 8.00%
3/15/26 #	1,060,000	1,147,238
DaVita 144A 4.625%
6/1/30 #	1,720,000	1,754,589
Hadrian Merger Sub
144A 8.50%
5/1/26 #	2,326,000	2,421,506
HCA
5.375% 2/1/25	1,305,000	1,457,685
5.875% 2/1/29	1,095,000	1,277,542

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Healthcare (continued)
Jaguar Holding II
144A 4.625%
6/15/25 #	1,075,000	$1,123,300
144A 5.00%
6/15/28 #	1,000,000	1,042,750
Ortho-Clinical
Diagnostics
144A 7.25%
2/1/28 #	1,014,000	1,112,901
144A 7.375%
6/1/25 #	1,314,000	1,415,145
Surgery Center Holdings
144A 10.00%
4/15/27 #	1,065,000	1,176,159
Tenet Healthcare
144A 6.125%
10/1/28 #	1,215,000	1,269,675
6.75% 6/15/23	1,170,000	1,269,333
6.875% 11/15/31	2,015,000	2,247,108
		25,105,138
Insurance – 1.47%
GTCR AP Finance 144A
8.00% 5/15/27 #	702,000	755,527
HUB International 144A
7.00% 5/1/26 #	1,999,000	2,077,791
USI 144A 6.875%
5/1/25 #	2,954,000	3,014,897
		5,848,215
Media – 6.30%
AMC Networks 4.25%
2/15/29	1,615,000	1,572,606
Beasley Mezzanine
Holdings 144A
8.625% 2/1/26 #	2,070,000	2,085,525
CCO Holdings
144A 4.50%
8/15/30 #	3,950,000	4,030,797
144A 5.375%
6/1/29 #	1,650,000	1,771,506
Clear Channel Outdoor
Holdings 144A
7.75% 4/15/28 #	900,000	891,788
Clear Channel
Worldwide Holdings
9.25% 2/15/24	1,057,000	1,101,579
CSC Holdings 144A
4.625% 12/1/30 #	4,085,000	4,023,725
Cumulus Media New
Holdings 144A
6.75% 7/1/26 #	2,227,000	2,272,576
Gray Television 144A
7.00% 5/15/27 #	2,435,000	2,651,106
Nexstar Broadcasting
144A 4.75%
11/1/28 #	1,540,000	1,559,111
Terrier Media Buyer
144A 8.875%
12/15/27 #	2,850,000	3,072,086
		25,032,405
Real Estate – 1.37%
Global Net Lease 144A
3.75% 12/15/27 #	464,000	452,802
Iron Mountain
144A 5.25%
3/15/28 #	2,050,000	2,133,281
144A 5.25%
7/15/30 #	1,115,000	1,151,851
MGM Growth Properties
Operating Partnership
144A 3.875%
2/15/29 #	1,695,000	1,691,610
		5,429,544
Services – 4.67%
BCPE Ulysses
Intermediate 144A
PIK 7.75%
4/1/27 #, «	1,165,000	1,210,872
Gartner 144A 4.50%
7/1/28 #	1,740,000	1,796,550
LBM Acquisition 144A
6.25% 1/15/29 #	790,000	814,687
Legends Hospitality
Holding 144A 5.00%
2/1/26 #	1,280,000	1,304,000
Prime Security Services
Borrower
144A 5.75%
4/15/26 #	1,360,000	1,473,288
144A 6.25%
1/15/28 #	1,950,000	2,032,680
Sabre GLBL
144A 7.375%
9/1/25 #	1,545,000	1,688,376
144A 9.25%
4/15/25 #	1,310,000	1,563,812
Tms International
Holding 144A 7.25%
8/15/25 #	1,440,000	1,472,400
United Rentals North
America 5.25%
1/15/30	1,885,000	2,049,325

Schedules of investments
Delaware Fund for Income

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Services (continued)
White Cap Buyer 144A
6.875% 10/15/28 #	2,980,000	$3,169,424
		18,575,414
Technology & Electronics – 3.76%
Austin BidCo 144A
7.125% 12/15/28 #	790,000	805,306
Banff Merger Sub 144A
9.75% 9/1/26 #	2,422,000	2,582,821
BY Crown Parent 144A
4.25% 1/31/26 #	1,835,000	1,907,813
CommScope
Technologies 144A
5.00% 3/15/27 #	1,930,000	1,915,535
Go Daddy Operating
144A 3.50%
3/1/29 #	2,045,000	2,013,047
Microchip Technology
144A 4.25%
9/1/25 #	2,120,000	2,215,318
Sensata Technologies
144A 4.00%
4/15/29 #	2,210,000	2,253,990
SS&C Technologies 144A
5.50% 9/30/27 #	1,165,000	1,242,239
		14,936,069
Transportation – 3.73%
Delta Air Lines 7.375%
1/15/26	4,885,000	5,717,779
Mileage Plus Holdings
144A 6.50%
6/20/27 #	1,385,000	1,520,038
Spirit Loyalty Cayman
144A 8.00%
9/20/25 #	970,000	1,098,443
Stena International
144A 6.125%
2/1/25 #	770,000	780,487
United Airlines Holdings
4.875% 1/15/25	2,880,000	2,939,054
VistaJet Malta Finance
144A 10.50%
6/1/24 #	2,540,000	2,774,950
		14,830,751
Utilities – 1.52%
Calpine 144A 5.00%
2/1/31 #	2,240,000	2,189,600
Edison International
5.375% 3/15/26 µ, Ψ	1,785,000	1,814,096
PG&E 5.25% 7/1/30	1,910,000	2,026,987
		6,030,683
Total Corporate Bonds
(cost $327,889,035)		340,793,300

Loan Agreements – 10.84%
Applied Systems 2nd
Lien 6.25%
(LIBOR03M + 5.50%)
9/19/25 ●	6,240,000	6,286,800
Apro 5.00% (LIBOR03M
+ 4.00%) 11/14/26 ●	2,104,432	2,105,747
Blue Ribbon 1st Lien
5.137% (LIBOR03M
+ 3.00%) 11/15/21 ●	524,000	514,012
BW Gas &
Convenience Holdings
6.36% (LIBOR01M +
6.25%) 11/18/24 ●	2,072,906	2,094,282
Epicor Software 2nd Lien
8.75% (LIBOR01M +
7.75%) 7/31/28 ●	1,616,600	1,675,876
Frontier Communications
5.75% (LIBOR01M +
4.75%) 10/8/21 ●	865,000	867,703
Gainwell
Acquisition Tranche B
TBD 10/1/27 X	2,249,000	2,243,377
Global Medical
Response 5.75%
(LIBOR03M + 4.75%)
10/2/25 ●	3,242,873	3,237,298
Green Energy Partners
Tranche B-1 6.50%
(LIBOR03M + 5.50%)
11/13/21 ●	788,004	742,694
Green Energy Partners
Tranche B-2 6.50%
(LIBOR03M + 5.50%)
11/13/21 ●	278,891	262,855
Hamilton Projects
Acquiror 5.75%
(LIBOR03M + 4.75%)
6/17/27 ●	2,183,500	2,193,326
Informatica 2nd Lien
7.125% 2/25/25 ●	2,398,000	2,456,950
Peraton Tranche B 1st
Lien 4.50%
(LIBOR03M + 3.75%)
2/1/28 ●	760,895	761,213

	Principal
	amount°	Value (US $)
Loan Agreements (continued)
Schweitzer-Mauduit
International Tranche
B TBD 1/27/28 X	1,025,000	$1,022,437
Solenis International 2nd
Lien 8.69%
(LIBOR03M + 8.50%)
6/26/26 ●	3,276,001	3,288,286
Surgery Center Holdings
4.25% (LIBOR01M +
3.25%) 9/2/24 ●	2,183,612	2,167,235
Syncsort 1st Lien TBD
3/19/29 X	880,000	884,400
Ultimate Software Group
2nd Lien 7.50%
(LIBOR03M + 6.75%)
5/3/27 ●	4,024,998	4,140,717
Vantage Specialty
Chemicals 1st Lien
TBD 10/28/24 X	1,375,000	1,299,948
Vantage Specialty
Chemicals 2nd Lien
9.25% (LIBOR03M +
8.25%) 10/27/25 ●	737,000	691,052
Verscend Holding
Tranche B 4.609%
(LIBOR01M + 4.50%)
8/27/25 ●	1,733,325	1,740,135
Verscend Holding
Tranche B TBD
8/27/25 X	2,420,000	2,420,000
Total Loan Agreements
(cost $42,612,766)		43,096,343

	Number of
	shares
Short-Term Investments – 4.28%
Money Market Mutual Funds – 4.28%
BlackRock FedFund –
Institutional Shares
(seven-day effective
yield 0.01%)	4,257,885	4,257,885
Fidelity Investments
Money Market
Government Portfolio
– Class I (seven-day
effective yield 0.01%)	4,257,885	4,257,885
GS Financial Square
Government Fund –
Institutional Shares
(seven-day effective
yield 0.03%)	4,257,886	4,257,886
Morgan Stanley
Government Portfolio
– Institutional Share
Class (seven-day
effective yield 0.00%)	4,257,886	4,257,886
Total Short-Term Investments
(cost $17,031,542)		17,031,542
Total Value of
Securities–100.84%
(cost $387,533,343)		$400,921,185

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2021. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2021, the aggregate value of Rule 144A securities was $223,369,554, which represents 56.18% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
>	PIK. 100% of the income received was in the form of cash.
«	PIK. The first payment of cash and/or principal will be made after October 1, 2021.
●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
X	This loan will settle after March 31, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.

Schedules of investments
Delaware Fund for Income

Unfunded Loan Commitments

The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitment was outstanding at March 31, 2021:

				Unrealized
	Principal			Appreciation
Borrower	Amount	Commitment	Value	(Depreciation)
Peraton TBD 2/24/28	$1,339,105	$1,332,409	$1,339,663	$7,254

Summary of abbreviations:
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
PIK – Payment-in-kind
TBD – To be determined
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Delaware International Opportunities Bond Fund

March 31, 2021 (Unaudited)

		Principal
		amount°	Value (US $)
Corporate Bonds – 11.30%
Banking – 9.52%
Development Bank of
Japan 0.235%
10/13/27	JPY	100,000,000	$910,377
Kreditanstalt Fuer
Wiederaufbau 0.00%
12/15/22	EUR	830,000	984,239
			1,894,616
Electric – 1.78%
Israel Electric 144A
5.00% 11/12/24 #		315,000	354,509
			354,509
Total Corporate Bonds
(cost $1,931,350)			2,249,125

Sovereign Bonds – 65.81%Δ
Australia – 2.89%
Australia Government
Bonds
2.75% 11/21/29	AUD	410,000	341,661
3.00% 3/21/47	AUD	290,000	234,461
			576,122
Austria – 1.33%
Republic of Austria
Government Bond
144A
1.50% 2/20/47 #	EUR	180,000	264,994
			264,994
Belgium – 1.96%
Kingdom of Belgium
Government Bonds
144A 1.45%
6/22/37 #	EUR	160,000	219,888
144A 4.25%
3/28/41 #	EUR	85,000	170,767
			390,655
Denmark – 0.72%
Denmark Government
Bond
0.50% 11/15/27	DKK	865,000	143,846
			143,846
Finland – 0.48%
Finland Government
Bond 144A
1.375% 4/15/47 #	EUR	65,000	94,583
			94,583
France – 7.93%
French Republic
Government Bond
OAT 144A 1.25%
5/25/36 #	EUR	1,180,000	1,577,773
			1,577,773
Germany – 5.25%
Bundesrepublik
Deutschland
Bundesanleihe
0.00% 8/15/29	EUR	105,000	127,511
0.00% 8/15/50	EUR	300,000	326,835
0.50% 2/15/25	EUR	210,000	257,954
Deutsche
Bundesrepublik
Inflation Linked Bond
0.50% 4/15/30	EUR	232,701	332,024
			1,044,324
Ireland – 0.67%
Ireland Government
Bond 1.35% 3/18/31	EUR	100,000	133,409
			133,409
Italy – 4.85%
Italy Buoni Poliennali Del
Tesoro
3.00% 8/1/29	EUR	125,000	176,896
144A 3.85% 9/1/49 #	EUR	445,000	788,133
			965,029
Japan – 13.25%
Japan Finance 0.911%
7/19/23	JPY	94,900,000	874,864
Japan Government Thirty
Year Bond
0.40% 9/20/49	JPY	119,650,000	1,011,124
Tokyo Metropolitan
Government 0.475%
9/19/25	JPY	81,500,000	751,437
			2,637,425
Mexico – 2.64%
Mexican Bonos
8.00% 9/5/24	MXN	5,000,000	262,859
8.00% 11/7/47	MXN	2,500,000	125,591
8.50% 5/31/29	MXN	2,500,000	137,419
			525,869
Netherlands – 1.42%
Netherlands Government
Bonds
144A 0.25%
7/15/29 #	EUR	75,000	92,172

Schedules of investments
Delaware International Opportunities Bond Fund

		Principal
		amount°	Value (US $)
Sovereign BondsΔ (continued)
Netherlands (continued)
Netherlands Government
Bonds
144A 2.75%
1/15/47 #	EUR	100,000	$191,240
			283,412
New Zealand – 4.17%
New Zealand
Government Bonds
3.00% 4/20/29	NZD	445,000	345,718
6.00% 5/15/21	NZD	690,000	484,893
			830,611
Poland – 1.17%
Republic of Poland
Government Bond
3.25% 7/25/25	PLN	830,000	233,013
			233,013
Portugal – 1.08%
Portugal Obrigacoes do
Tesouro 144A 2.25%
4/18/34 #	EUR	150,000	214,529
			214,529
Spain – 5.59%
Spain Government
Bonds
144A 0.60%
10/31/29 #	EUR	200,000	243,539
144A 1.25%
10/31/30 #	EUR	300,000	384,413
144A 2.70%
10/31/48 #	EUR	305,000	484,220
			1,112,172
United Kingdom – 10.41%
United Kingdom Gilt
0.875% 10/22/29	GBP	910,000	1,264,781
1.75% 1/22/49	GBP	540,000	808,375
			2,073,156
Total Sovereign Bonds
(cost $12,848,489)			13,100,922

Supranational Banks – 5.21%
European Investment
Bank
0.375% 5/15/26	EUR	285,000	348,982
International Bank for
Reconstruction and
Development
0.50% 6/21/35	EUR	570,000	687,522
Total Supranational Banks
(cost $989,391)			1,036,504

Regional Bonds – 14.53%Δ
Canada – 9.96%
Province of Alberta
Canada
2.20% 6/1/26	CAD	640,000	528,500
Province of British
Columbia Canada
2.20% 6/18/30	CAD	905,000	729,704
Province of Quebec
Canada
2.30% 9/1/29	CAD	885,000	723,986
			1,982,190
Japan – 4.57%
Japan Finance
Organization For
Municipalities
0.205% 5/28/27	JPY	100,000,000	910,838
			910,838
Total Regional Bonds
(cost $2,804,385)			2,893,028

		Number of
		shares
Short-Term Investments – 0.51%
Money Market Mutual Funds – 0.51%
BlackRock FedFund –
Institutional Shares
(seven-day effective
yield 0.01%)		25,588	25,588
Fidelity Investments
Money Market
Government Portfolio
– Class I (seven-day
	effective yield 0.01%)	25,588	25,588
GS Financial Square
Government Fund –
Institutional Shares
(seven-day effective
yield 0.03%)		25,588	25,588

	Number of
	shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley
Government Portfolio
– Institutional Share
Class (seven-day
effective yield 0.00%)	25,589	$25,589
Total Short-Term Investments
(cost $102,353)		102,353
Total Value of
Securities–97.36%
(cost $18,675,968)		$19,381,932

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2021, the aggregate value of Rule 144A securities was $5,080,760, which represents 25.52% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

Δ	Securities have been classified by country of origin.

The following foreign currency exchange contracts and future contracts were outstanding at March 31, 2021:1

Foreign Currency Exchange Contracts

	Currency to				Settlement	Unrealized	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Appreciation	Depreciation
BNYM	CAD	(6,450)	USD	5,131	4/1/21	$—	$(1)
BNYM	EUR	1,600	USD	(1,880)	4/1/21	—	(4)
BNYM	JPY	70,000	USD	(633)	4/1/21	—	(1)
JPMCB	JPY	168,363,167	USD	(1,616,110)	4/8/21	—	(95,425)
JPMCB	KRW	789,905,000	USD	(719,469)	4/8/21	—	(18,953)
TD	AUD	(415,000)	USD	316,001	4/6/21	774	—
TD	CAD	(2,047,072)	USD	1,598,463	4/8/21	—	(30,505)
TD	EUR	534,809	USD	(651,985)	4/8/21	—	(24,711)
TD	GBP	(130,000)	USD	179,293	4/1/21	75	—
TD	GBP	100,000	USD	(134,870)	4/8/21	2,993	—
TD	NZD	(1,105,289)	USD	791,774	4/8/21	19,842	—
Total Foreign Currency Exchange Contracts						$23,684	$(169,600)

Futures Contracts
Exchange-Traded

							Variation
							Margin
			Notional		Value/	Value/	Due from
		Notional	Cost	Expiration	Unrealized	Unrealized	(Due to)
Contracts to Buy (Sell)		Amount	(Proceeds)	Date	Appreciation	Depreciation	Brokers
(15)	CAN 10 yr Bond	$(1,656,362)	$(1,700,966)	6/21/21	$44,604	$—	$5,353
(20)	Euro-BOBL	(3,168,166)	(3,166,718)	6/8/21	—	(1,448)	(1,876)
1	JPN 10 yr Bond	1,365,184	1,363,019	6/14/21	2,165	—	(642)
Total Futures Contracts			$(3,504,665)		$46,769	$(1,448)	$2,835

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.

Schedules of investments
Delaware International Opportunities Bond Fund

1	See Note 6 in “Notes to financial statements.”

Summary of abbreviations:
BNYM – Bank of New York Mellon
BOBL – Bundesobligationen
GS – Goldman Sachs
JPMCB – JPMorgan Chase Bank
OAT – Obligations Assimilables du Tresor
TD – TD Bank
yr – Year

Summary of currencies:
AUD – Australian Dollar
CAD – Canadian Dollar
DKK – Danish Krone
EUR – European Monetary Unit
GBP – British Pound Sterling
JPY – Japanese Yen
KRW – South Korean Won
MXN – Mexican Peso
NZD – New Zealand Dollar
PLN – Polish Zloty
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Delaware Investment Grade Fund

March 31, 2021 (Unaudited)

	Principal
	amount°	Value (US $)
Convertible Bond – 0.48%
Energy – 0.48%
Cheniere Energy PIK
144A 4.875%
exercise price $93.64,
maturity date
5/28/21 #, *	1,070,330	$1,078,230
		1,078,230
Total Convertible Bond
(cost $1,079,255)		1,078,230

Corporate Bonds – 99.15%
Banking – 23.01%
Ally Financial 5.75%
11/20/25	1,575,000	1,790,408
Banco Santander
1.849% 3/25/26	400,000	399,423
2.749% 12/3/30	1,200,000	1,143,988
Bank of America
2.676% 6/19/41 µ	4,810,000	4,513,011
Bank of New York
Mellon 4.70%
9/20/25 µ, ψ	1,555,000	1,688,652
Barclays
2.667% 3/10/32 µ	585,000	571,783
5.20% 5/12/26	2,748,000	3,113,319
BBVA USA 3.875%
4/10/25	1,290,000	1,410,223
BNP Paribas
144A 1.323%
1/13/27 #, µ	1,270,000	1,242,906
144A 4.625%
2/25/31 #, µ, ψ	910,000	906,587
Citigroup 4.00%
12/10/25 µ, ψ	2,365,000	2,393,971
Citizens Financial Group
2.85% 7/27/26	1,305,000	1,385,505
Credit Suisse Group
144A 4.50%
9/3/30 #, µ, ψ	515,000	484,100
144A 5.10%
1/24/30 #, µ, ψ	1,010,000	976,165
144A 5.25%
2/11/27 #, µ, ψ	640,000	648,000
144A 6.375%
8/21/26 #, µ, ψ	1,195,000	1,273,673
Deutsche Bank
2.222% 9/18/24 µ	740,000	760,040
3.547% 9/18/31 µ	350,000	361,840
3.729% 1/14/32 µ	1,450,000	1,407,675
Goldman Sachs Group
1.431% 3/9/27 µ	1,450,000	1,437,698
3.50% 4/1/25	1,120,000	1,213,868
HSBC Holdings 4.60%
12/17/30 µ, ψ	910,000	902,038
JPMorgan Chase & Co.
1.764% 11/19/31 µ	1,105,000	1,031,528
2.005% 3/13/26	435,000	447,671
Morgan Stanley
1.794% 2/13/32 µ	1,760,000	1,644,179
5.00% 11/24/25	1,715,000	1,973,089
Natwest Group
2.359% 5/22/24 µ	780,000	805,167
3.754% 11/1/29 µ	705,000	750,176
8.625% 8/15/21 µ, ψ	1,180,000	1,210,645
PNC Bank 4.05%
7/26/28	630,000	704,724
SVB Financial Group
1.80% 2/2/31	625,000	577,543
4.10% 2/15/31 µ, ψ	2,710,000	2,718,469
Truist Bank 2.636%
9/17/29 µ	2,120,000	2,223,414
Truist Financial 4.95%
9/1/25 µ, ψ	1,810,000	1,966,112
UBS 7.625% 8/17/22	715,000	779,602
UBS Group 144A
4.375% 2/10/31 #, ψ	725,000	717,025
US Bancorp 3.00%
7/30/29	2,655,000	2,784,122
Wells Fargo & Co.
3.90% 3/15/26 µ, ψ	1,625,000	1,642,103
		52,000,442
Basic Industry – 3.49%
Graphic Packaging
International 144A
3.50% 3/1/29 #	625,000	608,984
LYB International
Finance III 3.375%
10/1/40	1,320,000	1,310,042
LyondellBasell Industries
4.625% 2/26/55	410,000	457,498
Newmont
2.25% 10/1/30	910,000	887,216
2.80% 10/1/29	1,700,000	1,750,343
Nutrition & Biosciences
144A 1.832%
10/15/27 #	1,235,000	1,208,658
Steel Dynamics
1.65% 10/15/27	460,000	451,069
2.40% 6/15/25	295,000	307,705

Schedules of investments
Delaware Investment Grade Fund

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)
Suzano Austria 3.75%
1/15/31	870,000	$896,609
		7,878,124
Brokerage – 2.56%
Charles Schwab
4.00% 6/1/26 µ, ψ	530,000	539,169
4.00% 12/1/30 µ, ψ	515,000	506,889
5.375% 6/1/25 µ, ψ	915,000	1,013,060
Intercontinental
Exchange 2.65%
9/15/40	985,000	912,533
Jefferies Group
2.75% 10/15/32	510,000	500,817
4.15% 1/23/30	580,000	637,998
6.45% 6/8/27	810,000	1,010,974
6.50% 1/20/43	515,000	659,791
		5,781,231
Capital Goods – 3.73%
Ardagh Metal Packaging
Finance USA 144A
4.00% 9/1/29 #	570,000	569,783
Ball 2.875% 8/15/30	1,035,000	998,257
Berry Global
144A 0.95%
2/15/24 #	595,000	592,569
144A 1.57%
1/15/26 #	605,000	596,209
144A 4.875%
7/15/26 #	335,000	354,832
CANPACK 144A
3.125% 11/1/25 #	210,000	213,413
CCL Industries 144A
3.05% 6/1/30 #	590,000	598,753
Reynolds Group Issuer
144A 4.00%
10/15/27 #	635,000	623,094
Siemens
Financieringsmaatschappij
144A 2.875%
3/11/41 #	1,025,000	989,606
Teledyne Technologies
0.95% 4/1/24	350,000	348,777
2.25% 4/1/28	1,115,000	1,110,340
2.75% 4/1/31	1,435,000	1,431,640
		8,427,273
Communications – 16.32%
Altice France 144A
5.125% 1/15/29 #	750,000	760,781
AMC Networks 4.75%
8/1/25	875,000	898,914
AT&T
1.70% 3/25/26	835,000	835,103
3.10% 2/1/43	1,268,000	1,185,877
144A 3.50%
9/15/53 #	1,480,000	1,370,285
Charter Communications
Operating 3.70%
4/1/51	1,220,000	1,143,080
Comcast
3.20% 7/15/36	2,858,000	2,987,539
3.75% 4/1/40	117,000	128,547
Crown Castle
International 1.05%
7/15/26	3,710,000	3,593,955
CSC Holdings 144A
4.125% 12/1/30 #	1,140,000	1,133,479
Discovery
Communications
144A 4.00%
9/15/55 #	1,617,000	1,594,583
Level 3 Financing
144A 3.625%
1/15/29 #	350,000	339,719
144A 3.75%
7/15/29 #	795,000	779,021
144A 4.25%
7/1/28 #	800,000	809,848
NTT Finance 144A
1.162% 4/3/26 #	1,440,000	1,422,016
Time Warner Cable
7.30% 7/1/38	1,825,000	2,540,500
Time Warner
Entertainment
8.375% 3/15/23	1,650,000	1,892,558
T-Mobile USA
144A 2.55%
2/15/31 #	1,305,000	1,280,127
144A 3.00%
2/15/41 #	1,240,000	1,153,231
3.375% 4/15/29	1,220,000	1,231,438
Verizon Communications
2.55% 3/21/31	250,000	249,992
3.40% 3/22/41	230,000	233,825
3.55% 3/22/51	230,000	230,099
4.50% 8/10/33	3,350,000	3,894,870
ViacomCBS
4.375% 3/15/43	1,475,000	1,593,908
4.95% 1/15/31	250,000	295,187
Virgin Media Secured
Finance 144A 5.50%
5/15/29 #	1,398,000	1,485,850

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Vodafone Group
4.25% 9/17/50	715,000	$789,066
4.875% 6/19/49	870,000	1,035,415
		36,888,813
Consumer Cyclical – 3.55%
Alibaba Group Holding
2.70% 2/9/41	445,000	404,871
Best Buy 1.95%
10/1/30	845,000	796,939
Ford Motor 8.50%
4/21/23	1,225,000	1,367,406
Ford Motor Credit
2.90% 2/16/28	450,000	432,900
General Motors
6.125% 10/1/25	515,000	606,188
6.25% 10/2/43	1,024,000	1,313,166
6.60% 4/1/36	736,000	956,716
General Motors Financial
5.20% 3/20/23	173,000	187,687
5.70% 9/30/30 µ, ψ	660,000	714,450
Levi Strauss & Co. 144A
3.50% 3/1/31 #	472,000	456,070
Lowe’s 2.625% 4/1/31	365,000	366,823
Prime Security Services
Borrower 144A
3.375% 8/31/27 #	440,000	427,350
		8,030,566
Consumer Non-Cyclical – 5.28%
Anheuser-Busch InBev
Worldwide 4.50%
6/1/50	2,680,000	3,045,901
BAT Capital
2.259% 3/25/28	570,000	561,734
3.734% 9/25/40	251,000	239,458
Biogen 3.15% 5/1/50	650,000	598,036
CVS Health 4.78%
3/25/38	2,100,000	2,482,791
Energizer Holdings 144A
4.375% 3/31/29 #	562,000	564,810
Lamb Weston Holdings
144A 4.625%
11/1/24 #	117,000	121,706
Perrigo Finance
Unlimited 4.375%
3/15/26	1,280,000	1,389,961
Pilgrim’s Pride 144A
4.25% 4/15/31 #	550,000	548,614
Takeda Pharmaceutical
3.175% 7/9/50	995,000	952,989
Teleflex 144A 4.25%
6/1/28 #	705,000	731,437
Viatris 144A 4.00%
6/22/50 #	685,000	699,844
		11,937,281
Electric – 10.76%
Berkshire Hathaway
Energy 2.85%
5/15/51	1,035,000	930,106
CMS Energy 4.75%
6/1/50 µ	940,000	1,017,550
Dominion Energy 4.65%
12/15/24 µ, ψ	1,835,000	1,936,475
Duke Energy 4.875%
9/16/24 µ, ψ	1,830,000	1,937,970
Edison International
4.95% 4/15/25	650,000	726,590
5.375% 3/15/26 µ, ψ	855,000	868,936
Entergy Texas 3.55%
9/30/49	665,000	663,585
FirstEnergy Transmission
144A 4.55%
4/1/49 #	920,000	971,736
IPALCO Enterprises
144A 4.25%
5/1/30 #	730,000	798,182
Liberty Utilities Finance
GP 1 144A 2.05%
9/15/30 #	865,000	812,162
Louisville Gas and
Electric 4.25%
4/1/49	785,000	895,922
NRG Energy
144A 2.45%
12/2/27 #	435,000	432,640
144A 3.375%
2/15/29 #	380,000	371,687
144A 3.625%
2/15/31 #	305,000	297,947
144A 3.75%
6/15/24 #	650,000	696,796
144A 4.45%
6/15/29 #	1,040,000	1,135,392
Oglethorpe Power 144A
3.75% 8/1/50 #	1,025,000	999,816
Pacific Gas and Electric
2.10% 8/1/27	1,225,000	1,201,130
2.50% 2/1/31	545,000	514,651
3.25% 6/1/31	235,000	234,463
3.30% 8/1/40	230,000	208,901
4.60% 6/15/43	615,000	622,641
4.95% 7/1/50	355,000	365,678

Schedules of investments
Delaware Investment Grade Fund

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
San Diego Gas & Electric
3.32% 4/15/50	255,000	$251,886
Southern 4.00%
1/15/51 µ	1,370,000	1,449,117
Southern California
Edison
3.65% 2/1/50	750,000	743,237
4.875% 3/1/49	945,000	1,099,616
Vistra Operations
144A 3.55%
7/15/24 #	895,000	937,144
144A 3.70%
1/30/27 #	845,000	880,600
144A 4.30%
7/15/29 #	290,000	306,740
		24,309,296
Energy – 10.96%
BP Capital Markets
4.875% 3/22/30 µ, ψ	1,110,000	1,191,863
BP Capital Markets
America 2.939%
6/4/51	1,160,000	1,036,576
Cheniere Corpus Christi
Holdings 7.00%
6/30/24	1,545,000	1,779,459
Continental Resources
4.375% 1/15/28	480,000	505,320
Devon Energy 5.85%
12/15/25	447,000	521,525
Diamondback Energy
3.125% 3/24/31	1,200,000	1,199,034
Enbridge 5.75%
7/15/80 µ	955,000	1,024,238
Energy Transfer 6.25%
4/15/49	715,000	841,056
Energy Transfer
Operating 7.125%
5/15/30 µ, ψ	915,000	893,772
Enterprise Products
Operating 3.20%
2/15/52	2,600,000	2,378,441
EQM Midstream Partners
144A 4.75%
1/15/31 #	645,000	626,456
Galaxy Pipeline Assets
Bidco 144A 2.94%
9/30/40 #	695,000	672,297
Kinder Morgan
3.25% 8/1/50	395,000	346,930
3.60% 2/15/51	710,000	662,720
Marathon Oil 4.40%
7/15/27	2,240,000	2,467,807
MPLX 4.125% 3/1/27	1,015,000	1,127,635
NuStar Logistics 5.625%
4/28/27	859,000	900,206
ONEOK 7.50% 9/1/23	1,640,000	1,870,952
Sabine Pass Liquefaction
5.75% 5/15/24	1,815,000	2,049,046
Targa Resources Partners
144A 4.00%
1/15/32 #	175,000	164,810
144A 4.875%
2/1/31 #	855,000	867,611
Tennessee Gas Pipeline
144A 2.90%
3/1/30 #	1,120,000	1,116,498
WPX Energy 5.25%
9/15/24	468,000	520,065
		24,764,317
Finance Companies – 5.37%
AerCap Ireland Capital
DAC
1.75% 1/30/26	360,000	349,896
3.65% 7/21/27	500,000	525,090
4.50% 9/15/23	1,080,000	1,162,183
4.625% 10/15/27	500,000	549,085
6.50% 7/15/25	450,000	524,796
Air Lease 3.00% 2/1/30	1,545,000	1,514,428
Aviation Capital Group
144A 3.50%
11/1/27 #	2,700,000	2,781,225
144A 5.50%
12/15/24 #	1,730,000	1,935,983
Avolon Holdings
Funding
144A 2.75%
2/21/28 #	690,000	649,031
144A 3.95%
7/1/24 #	1,075,000	1,124,640
144A 4.25%
4/15/26 #	610,000	639,493
DAE Sukuk DIFC 144A
3.75% 2/15/26 #	375,000	386,953
		12,142,803
Insurance – 2.23%
Athene Holding 3.50%
1/15/31	705,000	725,328
Brighthouse Financial
4.70% 6/22/47	824,000	842,045
Centene
3.375% 2/15/30	915,000	925,006
4.625% 12/15/29	640,000	693,504

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Insurance (continued)
Equitable Holdings
4.95% 9/15/25 µ, ψ	505,000	$535,300
MetLife 3.85%
9/15/25 µ, ψ	350,000	362,250
Prudential Financial
3.70% 10/1/50 µ	940,000	951,703
		5,035,136
Natural Gas – 0.37%
Sempra Energy 4.875%
10/15/25 µ, ψ	790,000	847,275
		847,275
Real Estate Investment Trusts – 0.73%
Corporate Office
Properties 2.75%
4/15/31	850,000	823,716
Global Net Lease 144A
3.75% 12/15/27 #	290,000	283,001
MPT Operating
Partnership 3.50%
3/15/31	560,000	550,239
		1,656,956
Technology – 8.45%
Alphabet 2.05%
8/15/50	2,110,000	1,748,509
Broadcom
144A 3.469%
4/15/34 #	600,000	605,185
144A 3.50%
2/15/41 #	950,000	911,138
CoStar Group 144A
2.80% 7/15/30 #	865,000	847,080
Fidelity National
Information Services
1.65% 3/1/28	1,355,000	1,326,398
3.10% 3/1/41	280,000	275,650
Fiserv 3.20% 7/1/26	1,365,000	1,474,336
Global Payments 2.65%
2/15/25	692,000	727,463
Iron Mountain 144A
5.25% 7/15/30 #	877,000	905,985
KLA 3.30% 3/1/50	1,275,000	1,227,993
Lam Research 2.875%
6/15/50	1,015,000	970,360
Mastercard 2.95%
3/15/51	845,000	833,788
Microchip Technology
144A 0.972%
2/15/24 #	645,000	644,163
4.333% 6/1/23	1,320,000	1,416,605
NCR 144A 5.125%
4/15/29 #	545,000	550,112
NXP
144A 2.70%
5/1/25 #	140,000	146,938
144A 3.40%
5/1/30 #	1,625,000	1,718,544
144A 4.30%
6/18/29 #	241,000	270,000
Oracle
2.875% 3/25/31	750,000	764,095
3.65% 3/25/41	405,000	410,403
3.95% 3/25/51	405,000	418,233
SS&C Technologies 144A
5.50% 9/30/27 #	836,000	891,427
		19,084,405
Transportation – 1.98%
DAE Funding 144A
3.375% 3/20/28 #	200,000	199,136
Delta Air Lines
144A 7.00%
5/1/25 #	1,290,000	1,487,095
7.375% 1/15/26	690,000	807,629
Mileage Plus Holdings
144A 6.50%
6/20/27 #	460,000	504,850
Southwest Airlines
5.125% 6/15/27	1,290,000	1,484,244
		4,482,954
Utilities – 0.36%
Essential Utilities
4.276% 5/1/49	723,000	805,223
		805,223
Total Corporate Bonds
(cost $222,517,307)		224,072,095

Loan Agreements – 2.14%
AmWINS Group TBD
2/19/28 X	470,000	467,524
Applied Systems 1st Lien
3.50% 9/19/24	500,000	503,750
Energizer Holdings
2.75% (LIBOR01M +
2.25%) 12/22/27 ●	500,000	499,610
Ensemble RCM TBD
8/3/26 X	480,000	479,900

Schedules of investments
Delaware Investment Grade Fund

	Principal
	amount°	Value (US $)
Loan Agreements (continued)
Gates Global Tranche
B-3
3.50% (LIBOR01M +
2.75%) 3/31/27 ●	478,800	$478,226
Horizon Therapeutics
USA
Tranche B-2 TBD
3/15/28 X	460,000	459,233
Informatica TBD 3.365%
2/25/27 X	489,573	486,360
Prime Security Services
Borrower Tranche B-1
9/23/26	490,000	488,250
RealPage TBD 2/18/28 X	490,000	488,265
Reynolds Group
Holdings Tranche
B-2 TBD 2/5/26 X	490,000	485,253
Total Loan Agreements
(cost $4,858,269)		4,836,371
Total Value of
Securities–101.77%
(cost $228,454,831)		$229,986,696

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2021, the aggregate value of Rule 144A securities was $58,931,851, which represents 26.08% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

*	PIK. 100% of the income received was in the form of principal.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2021. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
X	This loan will settle after March 31, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

Summary of abbreviations:
DAC – Designated Activity Company
DIFC – Dubai International Financial Centre
ICE – Intercontinental Exchange, Inc.
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
PIK – Payment-in-kind
TBD – To be determined
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Delaware Limited Duration Bond Fund

March 31, 2021 (Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations – 2.14%
Freddie Mac REMICs
Series 5092 WG
1.00% 4/25/31 =	2,020,000	$2,031,678
Freddie Mac Structured
Agency Credit Risk
REMIC Trust
Series 2021-DNA1 M1
144A 0.667% (SOFR
+ 0.65%)
1/25/51 #, ●	650,000	649,220
Series 2021-HQA1 M1
144A 0.717% (SOFR
+ 0.70%)
8/25/33 #, ●	700,000	699,129
Total Agency Collateralized Mortgage
Obligations
(cost $3,381,994)		3,380,027

Agency Commercial Mortgage-Backed Security – 1.93%
Freddie Mac Multifamily
Structured Pass
Through Certificates
Series K734 A1
3.139% 6/25/25 ◆	2,865,593	3,048,170
Total Agency Commercial Mortgage-
Backed Security
(cost $2,922,903)		3,048,170

Agency Mortgage-Backed Securities – 12.46%
Fannie Mae S.F. 15 yr
2.50% 8/1/35	607,130	631,754
2.50% 11/1/35	1,507,832	1,569,120
Fannie Mae S.F. 30 yr
4.50% 2/1/44	1,323,397	1,495,779
4.50% 4/1/44	1,474,159	1,661,693
4.50% 11/1/44	1,495,657	1,682,656
4.50% 10/1/45	3,304,891	3,699,292
5.00% 7/1/47	3,400,773	3,952,380
5.00% 5/1/48	2,074,360	2,310,846
5.50% 5/1/44	94,971	111,096
Freddie Mac S.F. 15 yr
1.50% 3/1/36	987,075	993,374
Freddie Mac S.F. 30 yr
4.50% 7/1/45	285,892	321,203
5.00% 8/1/48	1,133,274	1,259,088
Total Agency Mortgage-Backed Securities
(cost $19,309,480)		19,688,281

Collateralized Debt Obligations – 7.84%
AMMC CLO 23
Series 2020-23A A1L
144A 1.635%
(LIBOR03M + 1.40%,
Floor 1.40%)
10/17/31 #, ●	1,000,000	1,003,480
Ballyrock CLO
Series 2018-1A A1
144A 1.224%
(LIBOR03M + 1.00%)
4/20/31 #, ●	750,000	750,074
Series 2020-2A A1
144A 1.529%
(LIBOR03M + 1.32%,
Floor 1.32%)
10/20/31 #, ●	750,000	752,702
BlueMountain CLO XXX
Series 2020-30A A
144A 1.549%
(LIBOR03M + 1.39%,
Floor 1.39%)
1/15/33 #, ●	500,000	501,885
Carlyle Global Market
Strategies CLO
Series 2015-5A A1R
144A 1.544%
(LIBOR03M + 1.32%,
Floor 1.32%)
1/20/32 #, ●	500,000	500,178
CBAM
Series 2020-13A A
144A 1.585%
(LIBOR03M + 1.43%,
Floor 1.43%)
1/20/34 #, ●	800,000	802,110
Cedar Funding IX CLO
Series 2018-9A A1
144A 1.204%
(LIBOR03M + 0.98%,
Floor 0.98%)
4/20/31 #, ●	925,000	925,684
CIFC Funding
Series 2013-4A A1RR
144A 1.273%
(LIBOR03M + 1.06%,
Floor 1.06%)
4/27/31 #, ●	900,000	901,000
Dryden 83 CLO
Series 2020-83A A
144A 1.457%
(LIBOR03M + 1.22%,
Floor 1.22%)
1/18/32 #, ●	900,000	899,761

Schedules of investments
Delaware Limited Duration Bond Fund

	Principal
	amount°	Value (US $)
Collateralized Debt Obligations (continued)
Galaxy XXI CLO
Series 2015-21A AR
144A 1.244%
(LIBOR03M + 1.02%)
4/20/31 #, ●	500,000	$500,395
KKR CLO 32
Series 32A A1 144A
1.556% (LIBOR03M
+ 1.32%, Floor
1.32%) 1/15/32 #, ●	500,000	501,848
LCM XVIII
Series 18A A1R 144A
1.244% (LIBOR03M
+ 1.02%)
4/20/31 #, ●	700,000	700,284
Octagon Investment
Partners 33
Series 2017-1A A1
144A 1.414%
(LIBOR03M + 1.19%)
1/20/31 #, ●	300,000	300,322
Octagon Investment
Partners 48
Series 2020-3A A
144A 1.732%
(LIBOR03M + 1.50%,
Floor 1.50%)
10/20/31 #, ●	900,000	902,271
Sound Point CLO XXI
Series 2018-3A A1A
144A 1.395%
(LIBOR03M + 1.18%,
Floor 1.18%)
10/26/31 #, ●	900,000	901,537
Venture 34 CLO
Series 2018-34A A
144A 1.471%
(LIBOR03M + 1.23%,
Floor 1.23%)
10/15/31 #, ●	700,000	701,195
York CLO-6
Series 2019-1A A1
144A 1.572%
(LIBOR03M + 1.35%)
7/22/32 #, ●	850,000	850,621
Total Collateralized Debt Obligations
(cost $12,315,880)		12,395,347

Corporate Bonds – 56.86%
Banking – 18.51%
Ally Financial 5.75%
11/20/25	740,000	841,208
Banco Continental 144A
2.75% 12/10/25 #	385,000	379,637
Banco Santander 3.50%
4/11/22	1,200,000	1,236,381
Bank of America
3.458% 3/15/25 µ	1,500,000	1,611,336
Bank of Montreal 1.85%
5/1/25	260,000	266,663
Barclays Bank 1.70%
5/12/22	240,000	243,354
BBVA Bancomer 144A
1.875% 9/18/25 #	425,000	426,328
BNP Paribas 144A
1.323% 1/13/27 #, µ	205,000	200,627
Credit Agricole 144A
1.907% 6/16/26 #, µ	280,000	284,054
DNB Boligkreditt 144A
2.50% 3/28/22 #	4,500,000	4,597,015
Goldman Sachs Group
3.50% 4/1/25	135,000	146,314
5.75% 1/24/22	4,000,000	4,174,817
Huntington National
Bank 2.50% 8/7/22	285,000	292,758
JPMorgan Chase & Co.
4.023% 12/5/24 µ	3,410,000	3,700,999
4.60% 2/1/25 µ, ψ	130,000	131,625
KeyBank
2.40% 6/9/22	250,000	256,016
3.18% 10/15/27	655,000	675,177
Morgan Stanley
1.413% (LIBOR03M
+ 1.22%) 5/8/24 ●	1,290,000	1,310,558
2.188% 4/28/26 µ	310,000	320,489
2.75% 5/19/22	120,000	123,267
3.737% 4/24/24 µ	350,000	372,201
PNC Bank 2.70%
11/1/22	455,000	470,988
QNB Finance 3.50%
3/28/24	380,000	404,892
Regions Financial 3.80%
8/14/23	235,000	252,172
Toronto-Dominion Bank
0.367% (SOFR +
0.355%) 3/4/24 ●	1,110,000	1,110,912
Truist Bank 2.636%
9/17/29 µ	1,015,000	1,064,512
Truist Financial 2.70%
1/27/22	1,650,000	1,680,077
UBS 144A 1.75%
4/21/22 #	200,000	202,796

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
UBS Group
144A 2.65%
2/1/22 #	580,000	$591,071
144A 3.00%
4/15/21 #	1,605,000	1,606,247
US Bank 3.40%
7/24/23	250,000	267,095
		29,241,586
Basic Industry – 1.90%
Avient 144A 5.75%
5/15/25 #	853,000	907,379
DuPont de Nemours
2.169% 5/1/23	710,000	713,213
First Quantum Minerals
144A 7.50%
4/1/25 #	500,000	516,875
Inversiones CMPC 144A
4.75% 9/15/24 #	380,000	417,388
LYB International
Finance III 2.875%
5/1/25	170,000	179,618
PowerTeam Services
144A 9.033%
12/4/25 #	235,000	259,675
		2,994,148
Brokerage – 0.94%
Charles Schwab
0.75% 3/18/24	770,000	774,475
4.00% 6/1/26 µ, ψ	175,000	178,028
National Securities
Clearing 144A 1.20%
4/23/23 #	390,000	396,139
SURA Asset
Management 144A
4.875% 4/17/24 #	120,000	130,445
		1,479,087
Capital Goods – 4.90%
General Dynamics
3.00% 5/11/21	930,000	932,557
L3Harris Technologies
3.85% 12/15/26	215,000	238,330
Mauser Packaging
Solutions Holding
144A 5.50%
4/15/24 #	1,047,000	1,062,705
Roper Technologies
2.35% 9/15/24	2,050,000	2,143,753
Spirit AeroSystems 144A
5.50% 1/15/25 #	350,000	370,562
Teledyne Technologies
0.95% 4/1/24	1,580,000	1,574,479
Terex 144A 5.625%
2/1/25 #	330,000	339,283
TransDigm 144A 8.00%
12/15/25 #	412,000	449,080
Welbilt 9.50% 2/15/24	164,000	169,228
WESCO Distribution
144A 7.125%
6/15/25 #	421,000	460,921
		7,740,898
Communications – 3.54%
AMC Networks 5.00%
4/1/24	172,000	174,365
Clear Channel
International 144A
6.625% 8/1/25 #	200,000	209,772
Clear Channel
Worldwide Holdings
9.25% 2/15/24	103,000	107,344
Crown Castle
International 1.05%
7/15/26	330,000	319,678
Fox 4.03% 1/25/24	2,985,000	3,244,064
T-Mobile USA
144A 1.50%
2/15/26 #	185,000	183,541
144A 3.50%
4/15/25 #	220,000	237,574
Verizon Communications
0.75% 3/22/24	1,110,000	1,111,544
		5,587,882
Consumer Cyclical – 4.36%
Boyd Gaming 144A
8.625% 6/1/25 #	319,000	355,127
Caesars Entertainment
144A 6.25%
7/1/25 #	235,000	250,808
Carnival 144A 7.625%
3/1/26 #	262,000	281,794
Ford Motor 8.50%
4/21/23	703,000	784,724
Ford Motor Credit
3.375% 11/13/25	435,000	442,939
General Motors Financial
3.45% 4/10/22	960,000	982,715
4.15% 6/19/23	575,000	617,098
IRB Holding 144A
7.00% 6/15/25 #	48,000	51,755
JD.com 3.875%
4/29/26	430,000	467,396
L Brands 144A 6.875%
7/1/25 #	155,000	172,333

Schedules of investments
Delaware Limited Duration Bond Fund

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
MGM Resorts
International 5.75%
6/15/25	500,000	$545,937
Prime Security Services
Borrower 144A
5.25% 4/15/24 #	679,000	725,104
Scientific Games
International 144A
5.00% 10/15/25 #	430,000	445,888
Six Flags Entertainment
144A 4.875%
7/31/24 #	415,000	419,669
Station Casinos 144A
5.00% 10/1/25 #	89,000	90,279
VF 2.40% 4/23/25	250,000	260,779
		6,894,345
Consumer Non-Cyclical – 4.23%
AbbVie
2.60% 11/21/24	710,000	749,999
3.75% 11/14/23	330,000	355,605
Anheuser-Busch InBev
Worldwide 4.15%
1/23/25	2,435,000	2,707,440
Bausch Health 144A
6.125% 4/15/25 #	327,000	335,567
CVS Health 3.70%
3/9/23	76,000	80,678
DP World Crescent 144A
3.908% 5/31/23 #	415,000	437,495
Gilead Sciences 3.70%
4/1/24	455,000	490,257
Ortho-Clinical
Diagnostics 144A
7.375% 6/1/25 #	204,000	219,703
Pilgrim’s Pride 144A
5.75% 3/15/25 #	349,000	356,626
Royalty Pharma
144A 1.20%
9/2/25 #	220,000	215,680
144A 1.75%
9/2/27 #	145,000	140,935
Tenet Healthcare
5.125% 5/1/25	449,000	455,870
Viatris
144A 1.65%
6/22/25 #	75,000	75,340
144A 2.30%
6/22/27 #	60,000	60,588
		6,681,783
Electric – 7.10%
AEP Texas 2.40%
10/1/22	500,000	513,698
Avangrid 3.20%
4/15/25	380,000	407,225
Cleveland Electric
Illuminating 5.50%
8/15/24	1,150,000	1,311,985
Duke Energy
1.80% 9/1/21	1,065,000	1,070,261
4.875% 9/16/24 µ, ψ	460,000	487,140
Engie Energia Chile
144A 4.50%
1/29/25 #	200,000	218,060
Entergy 4.00% 7/15/22	845,000	877,797
Entergy Louisiana
4.05% 9/1/23	905,000	973,508
ITC Holdings 2.70%
11/15/22	1,755,000	1,812,319
NRG Energy 144A
3.75% 6/15/24 #	690,000	739,676
Pacific Gas and Electric
2.10% 8/1/27	115,000	112,759
Southern California
Edison 1.10% 4/1/24	1,160,000	1,160,835
Vistra Operations 144A
3.55% 7/15/24 #	705,000	738,197
WEC Energy Group
0.80% 3/15/24	800,000	800,363
		11,223,823
Energy – 3.99%
Apache 4.625%
11/15/25	243,000	250,667
Enbridge 0.413% SOFR
+ 0.40% 2/17/23 ●	480,000	480,866
Marathon Oil 2.80%
11/1/22	185,000	189,806
MPLX 1.75% 3/1/26	150,000	150,333
Murphy Oil 5.75%
8/15/25	332,000	332,799
NuStar Logistics 5.75%
10/1/25	442,000	473,833
Occidental Petroleum
5.50% 12/1/25	342,000	362,178
ONEOK 7.50% 9/1/23	1,330,000	1,517,296
Sabine Pass Liquefaction
5.75% 5/15/24	585,000	660,436
Schlumberger Holdings
144A 3.75%
5/1/24 #	930,000	1,003,708
Southwestern Energy
6.45% 1/23/25	400,000	430,120

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Western Midstream
Operating 4.35%
2/1/25	186,000	$192,806
WPX Energy 5.25%
9/15/24	232,000	257,810
		6,302,658
Finance Companies – 3.32%
AerCap Ireland Capital
DAC 3.15% 2/15/24	760,000	792,299
Air Lease 2.875%
1/15/26	95,000	98,639
Aviation Capital Group
144A 1.95%
1/30/26 #	230,000	224,243
144A 2.875%
1/20/22 #	485,000	492,082
Avolon Holdings
Funding 144A 3.95%
7/1/24 #	3,285,000	3,436,690
USAA Capital 144A
1.50% 5/1/23 #	200,000	204,381
		5,248,334
Insurance – 1.13%
Equitable Holdings
3.90% 4/20/23	301,000	320,095
GA Global Funding Trust
144A 1.00%
4/8/24 #	1,120,000	1,118,746
USI 144A 6.875%
5/1/25 #	344,000	351,091
		1,789,932
Technology – 1.41%
Global Payments 2.65%
2/15/25	311,000	326,938
International Business
Machines 3.00%
5/15/24	190,000	203,849
Microchip Technology
3.922% 6/1/21	145,000	145,843
4.333% 6/1/23	615,000	660,009
NXP 144A 2.70%
5/1/25 #	45,000	47,230
Sabre GLBL 144A
7.375% 9/1/25 #	394,000	430,563
SK Hynix 144A 1.50%
1/19/26 #	420,000	413,789
		2,228,221
Transportation – 1.53%
DAE Funding 144A
4.50% 8/1/22 #	447,000	450,911
Delta Air Lines
144A 7.00%
5/1/25 #	936,000	1,079,008
7.375% 1/15/26	240,000	280,914
Penske Truck Leasing
144A 1.20%
11/15/25 #	355,000	349,020
Spirit Loyalty Cayman
144A 8.00%
9/20/25 #	230,000	260,456
		2,420,309
Total Corporate Bonds
(cost $87,615,275)		89,833,006

Non-Agency Asset-Backed Securities – 5.70%
CarMax Auto Owner
Trust
Series 2018-2 B
3.37% 10/16/23	1,850,000	1,908,339
Chase Auto Credit
Linked Notes
Series 2020-2 B 144A
0.84% 2/25/28 #	862,334	863,268
Hyundai Auto Lease
Securitization Trust
Series 2021-A B 144A
0.61% 10/15/25 #	2,000,000	1,997,892
John Deere Owner Trust
Series 2019-A A3
2.91% 7/17/23	2,689,901	2,727,872
Mercedes-Benz Auto
Lease Trust
Series 2019-B A2
2.01% 12/15/21	186,303	186,425
Tesla Auto Lease Trust
Series 2021-A B 144A
1.02% 3/20/25 #	1,325,000	1,323,211
Total Non-Agency Asset-Backed Securities
(cost $8,934,723)		9,007,007

US Treasury Obligations – 10.89%
US Treasury Floating
Rate Notes
0.069%
(USBMMY3M +
0.049%) 1/31/23 ●	2,235,000	2,236,218
US Treasury Notes
0.125% 2/28/23	8,450,000	8,445,379
0.25% 3/15/24	4,580,000	4,568,013

Schedules of investments
Delaware Limited Duration Bond Fund

	Principal
	amount°	Value (US $)
US Treasury Obligations (continued)
US Treasury Notes
1.125% 2/15/31	2,070,000	$1,955,988
Total US Treasury Obligations
(cost $17,262,931)		17,205,598

	Number of
	shares
Short-Term Investments – 3.21%
Money Market Mutual Funds – 1.44%
BlackRock FedFund –
Institutional Shares
(seven-day effective
yield 0.01%)	569,369	569,369
Fidelity Investments
Money Market
Government Portfolio
– Class I (seven-day
effective yield 0.01%)	569,370	569,370
GS Financial Square
Government Fund –
Institutional Shares
(seven-day effective
yield 0.03%)	569,370	569,370
Morgan Stanley
Government Portfolio
– Institutional Share
Class (seven-day
effective yield 0.00%)	569,369	569,369
		2,277,478

	Principal
	amount°
US Treasury Obligation – 1.77%
US Treasury Bill 1.625%
12/31/21	2,770,000	2,802,454
		2,802,454
Total Short-Term Investments
(cost $5,056,026)		5,079,932
Total Value of
Securities–101.03%
(cost $156,799,212)		$159,637,368

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2021, the aggregate value of Rule 144A securities was $48,349,723, which represents 30.60% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
◆	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2021. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.

Summary of abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
LIBOR – London interbank offered rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
USD – US Dollar
yr – Year

See accompanying notes, which are an integral part of the financial statements.

Delaware Strategic Income II Fund

March 31, 2021 (Unaudited)

	Principal
	amount°	Value (US $)
Agency Collateralized Mortgage Obligations – 8.99%
Fannie Mae Connecticut
Avenue Securities
Series 2018-
C05 1M2 2.459%
(LIBOR01M + 2.35%,
Floor 2.35%)
1/25/31 ●	1,054,494	$1,054,493
Freddie Mac Structured
Agency Credit Risk
Debt Notes
Series 2018-
HQA1 M2 2.409%
(LIBOR01M + 2.30%)
9/25/30 ●	1,057,095	1,057,094
Freddie Mac Structured
Agency Credit Risk
REMIC Trust
Series 2019-
HQA4 M2 144A
2.159% (LIBOR01M
+ 2.05%)
11/25/49 #, ●	992,433	992,433
Series 2020-
DNA2 M2 144A
1.959% (LIBOR01M
+ 1.85%, Floor
1.85%) 2/25/50 #, ●	2,000,000	1,992,248
Series 2020-
HQA2 M2 144A
3.209% (LIBOR01M
+ 3.10%)
3/25/50 #, ●	2,500,000	2,528,077
Total Agency Collateralized Mortgage
Obligations
(cost $7,625,008)		7,624,345

Agency Mortgage-Backed Securities – 2.16%
Fannie Mae S.F. 15 yr
2.50% 8/1/35	328,155	341,465
Fannie Mae S.F. 20 yr
2.50% 1/1/41	209,824	217,074
Freddie Mac S.F. 15 yr
2.00% 12/1/35	375,874	387,823
Freddie Mac S.F. 20 yr
2.00% 3/1/41	643,525	652,305
2.00% 4/1/41	232,000	235,165
Total Agency Mortgage-Backed Securities
(cost $1,853,233)		1,833,832

Convertible Bonds – 2.28%
Energy – 1.02%
Cheniere Energy 4.25%
exercise price
$138.38, maturity
date 3/15/45	1,046,000	865,019
		865,019
Technology – 1.26%
Boingo Wireless 1.00%
exercise price $42.32,
maturity date
10/1/23	1,079,000	1,068,210
		1,068,210
Total Convertible Bonds
(cost $1,776,498)		1,933,229

Corporate Bonds – 52.76%
Banking – 3.34%
Banco Mercantil del
Norte 144A 8.375%
10/14/30 #, µ, Ψ	500,000	583,718
BBVA Bancomer 144A
6.75% 9/30/22 #	412,000	444,482
JPMorgan Chase & Co.
5.00% 8/1/24 µ, Ψ	255,000	263,807
Natwest Group 8.625%
8/15/21 µ, Ψ	1,150,000	1,179,865
SVB Financial Group
4.10% 2/15/31 µ, Ψ	120,000	120,375
Truist Financial 4.95%
9/1/25 µ, Ψ	120,000	130,350
Wells Fargo & Co.
3.90% 3/15/26 µ, Ψ	105,000	106,105
		2,828,702
Basic Industry – 8.39%
AngloGold Ashanti
Holdings 3.75%
10/1/30	500,000	508,021
CSN Inova Ventures
144A 6.75%
1/28/28 #	420,000	445,589
First Quantum Minerals
144A 6.875%
10/15/27 #	800,000	859,000
144A 7.50%
4/1/25 #	200,000	206,750
Freeport-McMoRan
5.45% 3/15/43	1,626,000	1,959,102
Gold Fields Orogen
Holdings BVI 144A
6.125% 5/15/29 #	568,000	667,400
GUSAP III 144A 4.25%
1/21/30 #	620,000	653,647

Schedules of investments
Delaware Strategic Income II Fund

		Principal
		amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)
Methanex 5.25%
12/15/29		665,000	$687,151
Metinvest 144A 7.65%
10/1/27 #		460,000	496,702
PowerTeam Services
144A 9.033%
12/4/25 #		170,000	187,850
Sasol Financing USA
4.375% 9/18/26		435,000	444,853
			7,116,065
Brokerage – 1.64%
Charles Schwab 4.00%
6/1/26 µ, Ψ		60,000	61,038
Jefferies Group 6.50%
1/20/43		1,035,000	1,325,988
			1,387,026
Capital Goods – 2.14%
Mauser Packaging
Solutions Holding
144A 5.50%
4/15/24 #		160,000	162,400
Reynolds Group Issuer
144A 4.00%
10/15/27 #		360,000	353,250
Spirit AeroSystems 144A
5.50% 1/15/25 #		450,000	476,438
Standard Industries
144A 3.375%
1/15/31 #		94,000	89,183
144A 5.00%
2/15/27 #		19,000	19,843
TransDigm 144A 6.25%
3/15/26 #		165,000	175,140
Turkiye Sise ve Cam
Fabrikalari 144A
6.95% 3/14/26 #		500,000	535,969
			1,812,223
Communications – 4.89%
Altice Financing 144A
5.00% 1/15/28 #		635,000	627,856
Altice France Holding
144A 6.00%
2/15/28 #		515,000	508,380
Clear Channel Outdoor
Holdings 144A
7.75% 4/15/28 #		130,000	128,814
Clear Channel
Worldwide Holdings
9.25% 2/15/24		129,000	134,441
LCPR Senior Secured
Financing 144A
6.75% 10/15/27 #		340,000	362,916
Sprint 7.875% 9/15/23		570,000	652,222
Terrier Media Buyer
144A 8.875%
12/15/27 #		290,000	312,598
Time Warner Cable
7.30% 7/1/38		480,000	668,186
Turkcell Iletisim
Hizmetleri 144A
5.80% 4/11/28 #		545,000	552,178
Vmed O2 UK Financing I
144A 4.25%
1/31/31 #		200,000	194,920
			4,142,511
Consumer Cyclical – 5.75%
Allison Transmission
144A 5.875%
6/1/29 #		495,000	541,872
Caesars Entertainment
144A 6.25%
7/1/25 #		130,000	138,745
Carnival
144A 5.75%
3/1/27 #		230,000	236,325
144A 7.625%
3/1/26 #		267,000	287,172
Ford Motor Credit
4.542% 8/1/26		200,000	211,890
General Motors Financial
5.70% 9/30/30 µ, Ψ		55,000	59,538
HTA Group 144A 7.00%
12/18/25 #		540,000	575,613
Jaguar Land Rover
Automotive 144A
5.875% 1/15/28 #		455,000	462,678
JSM Global 144A 4.75%
10/20/30 #		500,000	502,480
L Brands 144A 9.375%
7/1/25 #		330,000	411,262
MGM Resorts
International 4.75%
10/15/28		100,000	103,474
Royal Caribbean Cruises
144A 5.50%
4/1/28 #		85,000	85,531
Schaeffler 2.875%
3/26/27	EUR	230,000	286,824
Scientific Games
International 144A
8.25% 3/15/26 #		480,000	515,618

		Principal
		amount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Six Flags Entertainment
144A 4.875%
7/31/24 #		95,000	$96,069
Yuzhou Group Holdings
7.70% 2/20/25		415,000	362,063
			4,877,154
Consumer Non-Cyclical – 3.74%
Auna 144A 6.50%
11/20/25 #		430,000	459,169
Bausch Health
144A 5.50%
11/1/25 #		120,000	123,406
144A 6.25%
2/15/29 #		134,000	142,630
MHP 144A 7.75%
5/10/24 #		390,000	418,835
Ortho-Clinical
Diagnostics 144A
7.25% 2/1/28 #		357,000	391,820
Pilgrim’s Pride 144A
5.875% 9/30/27 #		86,000	92,274
Rede D’or Finance 144A
4.50% 1/22/30 #		440,000	432,590
Tenet Healthcare
5.125% 5/1/25		180,000	182,754
144A 6.125%
10/1/28 #		105,000	109,725
6.875% 11/15/31		270,000	301,101
Ulker Biskuvi Sanayi
144A 6.95%
10/30/25 #		490,000	515,215
			3,169,519
Energy – 8.77%
CNX Resources 144A
6.00% 1/15/29 #		475,000	494,501
Crestwood Midstream
Partners 144A 6.00%
2/1/29 #		296,000	292,115
Electricite de France
3.00% 9/3/27 µ, Ψ	EUR	200,000	246,912
Energy Transfer
Operating 7.125%
5/15/30 µ, Ψ		545,000	532,356
Galaxy Pipeline Assets
Bidco 144A 2.625%
3/31/36 #		485,000	465,020
KazMunayGas National
JSC 144A 6.375%
10/24/48 #		459,000	588,055
KazTransGas JSC 144A
4.375% 9/26/27 #		570,000	636,894
Lukoil Securities 144A
3.875% 5/6/30 #		620,000	640,181
MPLX
4.70% 4/15/48		65,000	70,543
5.50% 2/15/49		230,000	270,618
Murphy Oil
5.875% 12/1/27		245,000	240,330
6.375% 7/15/28		175,000	175,455
NuStar Logistics 6.375%
10/1/30		90,000	97,481
PDC Energy 5.75%
5/15/26		310,000	321,935
Petroleos Mexicanos
6.50% 1/23/29		563,000	569,719
Southwestern Energy
7.75% 10/1/27		445,000	476,428
TechnipFMC 144A
6.50% 2/1/26 #		840,000	879,520
UEP Penonome II 144A
6.50% 10/1/38 #		430,000	435,113
			7,433,176
Finance Companies – 1.25%
Aviation Capital Group
144A 5.50%
12/15/24 #		525,000	587,509
Oryx Funding 144A
5.80% 2/3/31 #		460,000	476,963
			1,064,472
Insurance – 1.91%
AssuredPartners 144A
7.00% 8/15/25 #		434,000	449,934
Brighthouse Financial
4.70% 6/22/47		250,000	255,475
HUB International 144A
7.00% 5/1/26 #		334,000	347,165
MetLife 3.85%
9/15/25 µ, Ψ		130,000	134,550
USI 144A 6.875%
5/1/25 #		425,000	433,761
			1,620,885
Real Estate – 1.74%
Aroundtown 2.00%
11/2/26	EUR	400,000	505,131
Iron Mountain 144A
5.25% 7/15/30 #		525,000	542,352
Trust Fibra UNO 144A
5.25% 1/30/26 #		385,000	426,678
			1,474,161

Schedules of investments
Delaware Strategic Income II Fund

		Principal
		amount°	Value (US $)
Corporate Bonds (continued)
Technology – 1.59%
Black Knight InfoServ
144A 3.625%
9/1/28 #		94,000	$92,483
CommScope
	Technologies 144A
5.00% 3/15/27 #		1,270,000	1,260,481
			1,352,964
Transportation – 5.10%
Abertis Infraestructuras
Finance 3.248%
11/24/25 µ, Ψ	EUR	600,000	722,417
Aerovias de Mexico
144A 7.00%
2/5/25 #, ‡		625,000	342,188
ASG Finance Designated
	Activity 144A 7.875%
12/3/24 #		645,000	614,362
DAE Funding 144A
	3.375% 3/20/28 #	470,000	467,969
Delta Air Lines 7.375%
1/15/26		777,000	909,460
Mileage Plus Holdings
144A 6.50%
6/20/27 #		450,000	493,875
Movida Europe 144A
5.25% 2/8/31 #		450,000	432,322
Rutas 2 and 7 Finance
144A 2.932%
9/30/36 #, ^		475,000	339,625
			4,322,218
Utilities – 2.51%
Calpine
144A 5.00%
2/1/31 #		105,000	102,637
144A 5.125%
3/15/28 #		201,000	202,219
144A 5.25%
6/1/26 #		299,000	307,895
Clean Renewable Power
Mauritius 144A
4.25% 3/25/27 #		430,000	434,300
Electricite de France
	2.875% 12/15/26 µ,
Ψ	EUR	400,000	489,264
Pacific Gas and Electric
3.30% 8/1/40		68,000	61,762
PG&E 5.25% 7/1/30		415,000	440,419
Vistra Operations 144A
5.50% 9/1/26 #		85,000 $	88,188
			2,126,684
Total Corporate Bonds
(cost $42,672,293)			44,727,760

Non-Agency Asset-Backed Securities – 1.82%
Hardee’s Funding
Series 2020-1A
A2 144A 3.981%
12/20/50 #		1,496,250	1,544,265
Total Non-Agency Asset-Backed Securities
(cost $1,496,250)			1,544,265

Non-Agency Collateralized Mortgage Obligations – 9.25%
Connecticut Avenue
Securities Trust
Series 2019-
R07 1M2 144A
2.209% (LIBOR01M
+ 2.10%)
10/25/39 #, ●		940,145	940,821
Series 2020-
R01 1M2 144A
2.159% (LIBOR01M
+ 2.05%, Floor
2.05%) 1/25/40 #, ●		1,500,000	1,497,824
Sequoia Mortgage Trust
Series 2014-
1 B3 144A 3.914%
4/25/44 #, ●		1,037,375	1,070,453
Series 2017-
5 B2 144A 3.828%
8/25/47 #, ●		1,369,063	1,436,190
Series 2017-
6 B2 144A 3.749%
9/25/47 #, ●		1,369,803	1,444,426
Series 2017-
7 B2 144A 3.736%
10/25/47 #, ●		1,373,893	1,448,208
Total Non-Agency Collateralized Mortgage
Obligations
(cost $7,791,108)			7,837,922

	Principal
	amount°	Value (US $)
Non-Agency Commercial Mortgage-Backed Securities –
1.27%
DB-JPM Mortgage Trust
Series 2016-C1 B
4.195% 5/10/49 ●	1,000,000	$1,071,944
Total Non-Agency Commercial Mortgage-
Backed Securities
(cost $1,077,344)		1,071,944

Loan Agreements – 5.43%
Acrisure Tranche B
3.703% (LIBOR03M
+ 3.50%) 2/15/27 ●	222,343	220,064
Applied Systems 2nd
Lien 6.25%
(LIBOR03M + 5.50%)
9/19/25 ●	885,000	891,638
AssuredPartners 3.609%
(LIBOR01M + 3.50%)
2/12/27 ●	334,827	331,531
Blue Ribbon 1st Lien
5.137% (LIBOR03M
+ 3.00%) 11/15/21 ●	150,000	147,141
Buckeye Partners Tranche
B 1st Lien 2.359%
(LIBOR03M + 2.25%)
11/1/26 ●	127,705	127,182
BWay Holding 3.443%
(LIBOR03M + 3.25%)
4/3/24 ●	206,778	202,494
Connect US Finco
4.50% (LIBOR01M +
3.50%) 12/11/26 ●	207,900	207,380
Frontier Communications
5.75% (LIBOR01M +
4.75%) 10/8/21 ●	475,000	476,484
Gentiva Health Services
Tranche B-1 2.875%
(LIBOR01M + 2.75%)
7/2/25 ●	233,524	232,551
Global Medical
Response 5.75%
(LIBOR03M + 4.75%)
10/2/25 ●	149,625	149,368
Grupo Aeromexico
Sociedad Anonima
Bursatil de Capital
Variable
9.00% (LIBOR03M +
8.00%) 12/31/21 =,
●	80,000	80,000
13.50% (LIBOR03M
+ 12.50%)
8/19/22 =, ●	187,116	187,116
Hamilton Projects
Acquiror 5.75%
(LIBOR03M + 4.75%)
6/17/27 ●	555,800 $	558,301
Informatica 2nd Lien
7.125% 2/25/25 ●	77,000	78,893
Stars Group Holdings
3.703% (LIBOR03M
+ 3.50%) 7/10/25 ●	93,973	94,266
Terrier Media Buyer
Tranche B 3.609%
(LIBOR01M + 3.50%)
12/17/26 ●	37,526	37,242
Ultimate Software Group
1st Lien 3.859%
(LIBOR01M + 3.75%)
5/4/26 ●	311,083	311,062
Verscend Holding
Tranche B 4.609%
(LIBOR01M + 4.50%)
8/27/25 ●	270,832	271,896
Total Loan Agreements
(cost $4,552,754)		4,604,609

Sovereign Bonds – 7.69%
Brazil – 0.59%
Brazilian Government
International Bond
4.75% 1/14/50	550,000	500,814
		500,814
Egypt – 1.35%
Egypt Government
International Bonds
144A 5.75%
5/29/24 #	517,000	543,631
144A 7.60% 3/1/29 #	564,000	601,909
		1,145,540
El Salvador – 0.68%
El Salvador Government
International Bond
144A 7.65%
6/15/35 #	584,000	576,700
		576,700
Honduras – 0.57%
Honduras Government
International Bond
144A 5.625%
6/24/30 #	456,000	478,800
		478,800

Schedules of investments
Delaware Strategic Income II Fund

		Principal
		amount°	Value (US $)
Sovereign Bonds (continued)
Indonesia – 0.20%
Indonesia Treasury Bond
6.125% 5/15/28	IDR	2,527,000,000	$168,932
			168,932
Ivory Coast – 0.69%
Ivory Coast Government
International Bond
144A 6.125%
6/15/33 #		574,000	588,379
			588,379
Malaysia – 0.20%
Malaysia Government
Bond
3.955% 9/15/25	MYR	672,000	170,788
			170,788
Mongolia – 0.80%
Mongolia Government
International Bond
144A 5.625%
5/1/23 #		647,000	678,431
			678,431
Paraguay – 0.67%
Paraguay Government
International Bond
144A 4.95%
4/28/31 #		500,000	567,505
			567,505
Peru – 0.51%
Peruvian Government
International Bond
144A 5.35%
8/12/40 #	PEN	1,794,000	434,399
			434,399
Senegal – 0.64%
Senegal Government
International Bond
144A 6.75%
3/13/48 #		564,000	538,022
			538,022
Uzbekistan – 0.79%
Republic of Uzbekistan
Bond
144A
4.75% 2/20/24 #		636,000	672,234
			672,234
Total Sovereign Bonds
(cost $6,353,959)			6,520,544

Supranational Bank – 0.76%
Banque Ouest Africaine
de Developpement
144A 4.70%
10/22/31 #		605,000	646,482
Total Supranational Bank
(cost $636,460)			646,482

US Treasury Obligations – 2.83%
US Treasury Bond
1.375% 11/15/40		995,000	846,683
US Treasury Note
1.125% 2/15/31		1,640,000	1,549,672
Total US Treasury Obligations
(cost $2,477,694)			2,396,355

		Number of
		shares
Short-Term Investments – 3.85%
Money Market Mutual Funds – 3.85%
BlackRock FedFund –
Institutional Shares
(seven-day effective
yield 0.01%)		816,015	816,015
Fidelity Investments
Money Market
Government Portfolio
– Class I (seven-day
effective yield 0.01%)		816,015	816,015
GS Financial Square
Government Fund –
Institutional Shares
(seven-day effective
yield 0.03%)		816,015	816,015
Morgan Stanley
Government Portfolio
– Institutional Share
Class (seven-day
effective yield 0.00%)		816,016	816,016
Total Short-Term Investments
(cost $3,264,061)			3,264,061
Total Value of
Securities–99.09%
(cost $81,576,662)			$84,005,348

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2021, the aggregate value of Rule 144A securities was $49,679,794, which represents 58.60% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2021. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”

The following foreign currency exchange contracts and futures contracts were outstanding at March 31, 2021:1

Foreign Currency Exchange Contracts

	Currency to				Settlement	Unrealized	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Appreciation	Depreciation
CITI	TRY	(1,300,000)	USD	155,270	4/1/21	$—	$(2,049)
TD	EUR	(905,000)	USD	1,103,285	4/8/21	41,816	—
Total Foreign Currency Exchange Contracts						$41,816	$(2,049)

Futures Contracts
Exchange-Traded

							Variation
							Margin
			Notional		Value/	Value/	Due from
		Notional	Cost	Expiration	Unrealized	Unrealized	(Due to)
Contracts to Buy (Sell)		Amount	(Proceeds)	Date	Appreciation	Depreciation	Brokers
(7)	US Treasury 10 yr Notes	$(916,562)	$(939,623)	6/21/21	$23,061	$—	$1,750
10	US Treasury 10 yr Ultra Notes	1,436,875	1,487,447	6/21/21	—	(50,572)	(3,438)
Total Futures Contracts			$547,824		$23,061	$(50,572)	$(1,688)

The use of foreign currency exchange contracts and futures contracts involve elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.

[1]	See Note 6 in “Notes to financial statements.”

Summary of abbreviations:
CITI – Citigroup
DB – Deutsche Bank
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
JPM – JPMorgan
JSC – Joint Stock Company
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family

Schedules of investments
Delaware Strategic Income II Fund

Summary of abbreviations: (continued)
TD – TD Bank
yr – Year

Summary of currencies:
EUR – European Monetary Unit
IDR – Indonesia Rupiah
MYR – Malaysia Ringgit
PEN – Peruvian Sol
TRY – Turkish Lira
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Delaware Covered Call Strategy Fund

March 31, 2021 (Unaudited)

	Number of
	shares	Value (US $)
Common Stock – 101.16%◆
Communication Services – 6.29%
Activision Blizzard ~	30,100	$2,799,300
Alphabet Class A ~, †	3,100	6,393,812
		9,193,112
Consumer Discretionary – 16.09%
Booking Holdings ~, †	2,700	6,290,568
Darden Restaurants ~	9,200	1,306,400
Home Depot ~	23,400	7,142,850
MGM Resorts
International ~	74,600	2,834,054
Royal Caribbean
Cruises ~, †	16,600	1,421,126
Whirlpool ~	20,500	4,517,175
		23,512,173
Consumer Staples – 4.09%
Costco Wholesale ~	16,700	5,886,416
Mondelez International
Class A ~	1,500	87,795
		5,974,211
Energy – 4.58%
Chevron ~	49,100	5,145,189
Exxon Mobil ~	27,800	1,552,074
		6,697,263
Financials – 10.50%
Bank of America ~	138,600	5,362,434
Berkshire Hathaway
Class B ~, †	11,200	2,861,264
BlackRock ~	6,100	4,599,156
JPMorgan Chase &
Co. ~	16,500	2,511,795
		15,334,649
Healthcare – 10.00%
Bristol-Myers Squibb ~	37,500	2,367,375
Medtronic ~	49,300	5,823,809
Merck & Co. ~	38,300	2,952,547
UnitedHealth Group ~	9,300	3,460,251
		14,603,982
Industrials – 9.16%
Lockheed Martin ~	12,300	4,544,850
Raytheon
Technologies ~	41,100	3,175,797
United Rentals ~, †	17,200	5,664,132
		13,384,779
Information Technology – 34.28%
Apple ~	93,400	11,408,810
Broadcom ~	15,500	7,186,730
Corning ~	103,400	4,498,934
First Solar ~, †	38,600	3,369,780
Mastercard Class A ~	15,800	5,625,590
Microsoft ~	45,400	10,703,958
Texas Instruments ~	30,700	5,801,993
Visa Class A ~	7,000	1,482,110
		50,077,905
Materials – 3.21%
PPG Industries ~	31,200	4,688,112
		4,688,112
Utilities – 2.96%
NextEra Energy ~	57,200	4,324,892
		4,324,892
Total Common Stock
(cost $102,592,063)		147,791,078

Short-Term Investments – 4.17%
Money Market Mutual Funds – 4.17%
BlackRock FedFund –
Institutional Shares
(seven-day effective
yield 0.01%)	1,524,635	1,524,635
Fidelity Investments
Money Market
Government Portfolio
– Class I (seven-day
effective yield 0.01%)	1,524,636	1,524,636
GS Financial Square
Government Fund –
Institutional Shares
(seven-day effective
yield 0.03%)	1,524,636	1,524,636
Morgan Stanley
Government Portfolio
– Institutional Share
Class (seven-day
effective yield 0.00%)	1,524,635	1,524,635
Total Short-Term Investments
(cost $6,098,542)		6,098,542
Total Value of Securities Before Options
Written–105.33%
(cost $108,690,605)		153,889,620

Schedules of investments
Delaware Covered Call Strategy Fund

	Number of
	contracts	Value (US $)
Options Written – (3.20%)
Equity Call Options – (3.20%)
Activision Blizzard strike
price $95, expiration
date 5/21/21,
notional amount
$(2,859,500)	(301)	$(105,350)
Alphabet strike price
$2,170, expiration
date 4/16/21,
notional amount
$(6,727,000)	(31)	(22,940)
Apple strike price $130,
expiration date
5/21/21, notional
amount
$(12,142,000)	(934)	(251,713)
Bank of America strike
price $40, expiration
date 6/18/21,
notional amount
$(3,724,000)	(931)	(148,029)
Bank of America strike
price $42, expiration
date 6/18/21,
notional amount
$(1,911,000)	(455)	(42,770)
Berkshire Hathaway
strike price $265,
expiration date
5/21/21, notional
amount $(1,484,000)	(56)	(19,180)
Berkshire Hathaway
strike price $270,
expiration date
5/21/21, notional
amount $(1,512,000)	(56)	(12,712)
BlackRock strike price
$800, expiration date
4/16/21, notional
amount $(4,880,000)	(61)	(15,860)
Booking Holdings strike
price $2,240,
expiration date
4/16/21, notional
amount $(2,016,000)	(9)	(108,090)
Booking Holdings strike
price $2,500,
expiration date
6/18/21, notional
amount $(4,500,000)	(18)	(151,740)
Bristol-Myers Squibb
strike price $65,
expiration date
4/16/21, notional
amount $(2,437,500)	(375)	(12,563)
Broadcom strike price
$500, expiration date
4/16/21, notional
amount $(7,750,000)	(155)	(19,763)
Chevron strike price
$120, expiration date
6/18/21, notional
amount $(5,892,000)	(491)	(56,465)
Corning strike price $40,
expiration date
4/16/21, notional
amount $(4,136,000)	(1,034)	(364,485)
Costco Wholesale strike
price $365, expiration
date 4/16/21,
notional amount
$(6,095,500)	(167)	(29,893)
Darden Restaurants
strike price $140,
expiration date
7/16/21, notional
amount $(1,288,000)	(92)	(100,740)
Exxon Mobil strike price
$65, expiration date
6/18/21, notional
amount $(1,807,000)	(278)	(19,738)
First Solar strike price
$92.50, expiration
date 5/21/21,
notional amount
$(3,570,500)	(386)	(171,770)
Home Depot strike price
$295, expiration date
4/16/21, notional
amount $(6,903,000)	(234)	(288,990)

	Number of
	contracts	Value (US $)
Options Written (continued)
Equity Call Options (continued)
JPMorgan Chase & Co.
strike price $170,
expiration date
6/18/21, notional
amount $(2,805,000)	(165)	$(32,835)
Lockheed Martin strike
price $380, expiration
date 5/21/21,
notional amount
$(4,674,000)	(123)	(95,325)
Mastercard strike price
$340, expiration date
4/16/21, notional
amount $(5,372,000)	(158)	(290,325)
Medtronic strike price
$120, expiration date
4/16/21, notional
amount $(5,916,000)	(493)	(63,104)
Merck & Co. strike price
$80, expiration date
4/16/21, notional
amount $(3,064,000)	(383)	(12,256)
MGM Resorts
International strike
price $33, expiration
date 4/16/21,
notional amount
$(2,461,800)	(746)	(386,055)
Microsoft strike price
$240, expiration date
5/21/21, notional
amount $(4,128,000)	(172)	(122,120)
Microsoft strike price
$245, expiration date
5/21/21, notional
amount $(6,909,000)	(282)	(141,000)
Mondelez International
strike price $57.50,
expiration date
4/16/21, notional
amount $(86,250)	(15)	(2,408)
NextEra Energy strike
price $77.50,
expiration date
4/16/21, notional
amount $(3,720,000)	(480)	(36,000)
NextEra Energy strike
price $85, expiration
date 4/16/21,
notional amount
$(782,000)	(92)	(690)
PPG Industries strike
price $145, expiration
date 4/16/21,
notional amount
$(4,524,000)	(312)	(219,960)
Raytheon Technologies
strike price $75,
expiration date
5/21/21, notional
amount $(3,082,500)	(411)	(194,197)
Royal Caribbean Cruises
strike price $95,
expiration date
6/18/21, notional
amount $(1,577,000)	(166)	(85,075)
Texas Instruments strike
price $180, expiration
date 4/16/21,
notional amount
$(5,526,000)	(307)	(323,117)
United Rentals strike
price $350, expiration
date 6/18/21,
notional amount
$(6,020,000)	(172)	(284,230)
UnitedHealth Group
strike price $350,
expiration date
4/16/21, notional
amount $(3,255,000)	(93)	(231,802)
Visa strike price $220,
expiration date
6/18/21, notional
amount $(1,540,000)	(70)	(40,775)

Schedules of investments
Delaware Covered Call Strategy Fund

	Number of
	contracts	Value (US $)
Options Written (continued)
Equity Call Options (continued)
Whirlpool strike price
$230, expiration date
5/21/21, notional
amount $(4,715,000)	(205)	$(168,100)
Total Options Written
(premium received $4,717,126)		$(4,672,165)

◆	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
~	All or portion of the security has been pledged as collateral with outstanding options written.
†	Non-income producing security.

Summary of abbreviations:
GS – Goldman Sachs

See accompanying notes, which are an integral part of the financial statements.

Delaware Hedged U.S. Equity Opportunities Fund

March 31, 2021 (Unaudited)

	Number of
	shares	Value (US $)
Common Stock – 95.10%
Communication Services – 6.61%
Activision Blizzard	2,404	$223,572
Alphabet Class A †	782	1,612,891
Alphabet Class C †	151	312,363
AT&T	4,014	121,504
Electronic Arts	820	111,003
Facebook Class A †	2,354	693,324
Match Group †	1,488	204,421
Pinterest Class A †	3,348	247,852
Roku †	557	181,454
Snap Class A †	7,594	397,090
Spotify Technology †	1,150	308,142
T-Mobile US †	2,751	344,673
Twitter †	8,006	509,422
Verizon
Communications	2,040	118,626
		5,386,337
Consumer Discretionary – 15.40%
Alibaba Group Holding
ADR †	1,025	232,398
Amazon.com †	645	1,995,682
Bloomin’ Brands †	7,012	189,675
Booking Holdings †	182	424,031
CarMax †	3,176	421,328
Carter’s †	4,668	415,125
Chegg †	1,861	159,413
Chewy Class A †	2,589	219,314
Chipotle Mexican Grill †	216	306,897
Choice Hotels
International †	2,424	260,071
Compass Group †	20,770	418,479
Dollar General	592	119,951
Dollar Tree †	2,381	272,529
DraftKings Class A †	6,322	387,728
Etsy †	691	139,354
Garmin	2,871	378,541
General Motors †	2,693	154,740
Genuine Parts	1,097	126,802
Las Vegas Sands †	1,900	115,444
Lennar Class A	2,487	251,759
Lululemon Athletica †	1,454	445,956
McDonald’s	3,233	724,645
NIKE Class B	4,703	624,982
NVR †	144	678,374
Penn National Gaming †	4,132	433,199
Polaris	1,131	150,989
Ross Stores	2,848	341,504
Six Flags
Entertainment †	3,494	162,366
Starbucks	2,374	259,407
Steven Madden	5,959	222,032
Thor Industries	1,735	233,774
TJX	14,808	979,549
VF	1,732	138,422
Wyndham Hotels &
Resorts	2,258	157,563
		12,542,023
Consumer Staples – 6.31%
Archer-Daniels-Midland	1,366	77,862
Clorox	593	114,378
Coca-Cola	11,338	597,626
Colgate-Palmolive	8,730	688,186
Constellation Brands
Class A	1,210	275,880
Costco Wholesale	306	107,859
Diageo	18,014	742,415
General Mills	1,512	92,716
Hormel Foods	2,377	113,573
Kellogg	1,763	111,598
Keurig Dr Pepper	8,020	275,647
PepsiCo	4,814	680,940
Philip Morris
International	4,003	355,226
Procter & Gamble	2,204	298,488
Sysco	955	75,197
Tyson Foods Class A	2,907	215,990
US Foods Holding †	5,504	209,812
Walmart	772	104,861
		5,138,254
Energy – 1.03%
Canadian Natural
Resources	8,047	248,411
ConocoPhillips	2,693	142,648
Diamondback Energy	3,115	228,921
Halliburton	3,595	77,149
SolarEdge
Technologies †	504	144,870
		841,999
Financials – 13.32%
AerCap Holdings †	3,228	189,613
Alleghany †	206	129,016
American Express	6,102	863,067
Arthur J Gallagher	951	118,656
Assurant	1,657	234,913
Athene Holding
Class A †	4,003	201,751
Atlantic Union
Bankshares	2,517	96,552

Schedules of investments
Delaware Hedged U.S. Equity Opportunities Fund

	Number of
	shares	Value (US $)
Common Stock (continued)
Financials (continued)
Bank of America	12,460	$482,077
Bank OZK	1,948	79,576
Berkshire Hathaway
Class B †	1,431	365,578
Blackstone Group
Class A	2,033	151,520
Brown & Brown	2,468	112,812
Charles Schwab	11,082	722,325
Chubb	6,028	952,243
CNO Financial Group	13,922	338,165
Credit Acceptance †	611	220,101
Equitable Holdings	3,800	123,956
First Citizens BancShares
Class A	182	152,110
First Republic Bank	1,034	172,420
Hanover Insurance
Group	1,211	156,776
Intercontinental
Exchange	1,055	117,822
M&T Bank	2,028	307,465
Markel †	319	363,539
MarketAxess Holdings	220	109,542
Marsh & McLennan	7,741	942,854
MetLife	5,494	333,980
Moody’s	368	109,889
Progressive	2,372	226,787
Raymond James
Financial	3,145	385,451
S&P Global	533	188,080
Tradeweb Markets
Class A	3,368	249,232
Travelers	998	150,099
Unum Group	2,640	73,471
Voya Financial	5,905	375,794
Western Alliance
Bancorp	3,174	299,753
White Mountains
Insurance Group	106	118,179
Willis Towers Watson	516	118,102
Zions Bancorp	9,416	517,503
		10,850,769
Healthcare – 13.63%
Abbott Laboratories	627	75,140
ABIOMED †	633	201,756
Acadia Healthcare †	2,396	136,907
Agilent Technologies	845	107,433
Align Technology †	722	390,985
Allakos †	2,120	243,334
Anthem	241	86,507
AstraZeneca ADR	3,021	150,204
Baxter International	5,773	486,895
Biogen †	1,005	281,149
Boston Scientific †	4,502	174,002
Bristol-Myers Squibb	1,821	114,960
Centene †	3,560	227,520
Cerner	1,541	110,767
ChemoCentryx †	5,283	270,701
CVS Health	4,933	371,110
Danaher	2,389	537,716
DENTSPLY SIRONA	1,624	103,627
Dexcom †	950	341,421
Elanco Animal Health †	4,253	125,251
Eli Lilly and Co.	1,615	301,714
Encompass Health	2,544	208,354
Exact Sciences †	1,039	136,919
GoodRx Holdings
Class A †	4,180	163,104
Illumina †	538	206,624
Insulet †	1,262	329,281
Johnson & Johnson	5,792	951,915
Kodiak Sciences †	1,732	196,392
Laboratory Corp. of
America Holdings †	554	141,287
Medtronic	7,777	918,697
Merck & Co.	1,427	110,007
Molina Healthcare †	849	198,462
Multiplan †	16,593	92,091
Oak Street Health †	2,779	150,816
Pfizer	3,022	109,487
PTC Therapeutics †	5,311	251,476
Regeneron
Pharmaceuticals †	301	142,415
Seagen †	669	92,897
STERIS	56	10,667
Teleflex	736	305,779
Thermo Fisher Scientific	240	109,531
UnitedHealth Group	2,155	801,811
Veeva Systems Class A †	889	232,242
Vertex
Pharmaceuticals †	1,878	403,563
		11,102,916
Industrials – 11.57%
Airbus †	1,045	118,307
AMERCO	447	273,832
Canadian National
Railway	5,710	662,645
Carlisle	850	139,893
CH Robinson Worldwide	1,255	119,765

	Number of
	shares	Value (US $)
Common Stock (continued)
Industrials (continued)
Cintas	962	$328,340
Clean Harbors †	2,347	197,289
Colfax †	4,872	213,442
Copart †	5,417	588,340
CoStar Group †	291	239,170
CRH	1,928	90,131
Expeditors International
of Washington	3,269	352,039
Fastenal	5,404	271,713
FedEx	556	157,926
Fortive	4,230	298,807
IDEX	1,424	298,072
IHS Markit	948	91,747
II-VI †	2,301	157,319
Ingersoll Rand †	3,153	155,159
JB Hunt Transport
Services	1,612	270,929
JELD-WEN Holding †	5,909	163,620
Kennametal	3,753	150,007
Lennox International	993	309,409
Lockheed Martin	1,339	494,761
Middleby †	1,240	205,530
Northrop Grumman	2,339	756,994
PACCAR	2,703	251,163
Raytheon Technologies	4,039	312,094
Rollins	2,962	101,952
Sanwa Holdings	8,643	113,106
SPX FLOW	3,029	191,827
Union Pacific	2,637	581,221
Waste Connections	1,066	115,107
Westinghouse Air Brake
Technologies	8,222	650,854
		9,422,510
Information Technology – 17.87%
Accenture Class A	1,927	532,334
Advanced Micro
Devices †	5,479	430,101
Amdocs	2,709	190,036
Amphenol Class A	1,431	94,403
ANSYS †	285	96,775
Apple	8,324	1,016,776
Automatic Data
Processing	677	127,594
Black Knight †	1,827	135,180
Booz Allen Hamilton
Holding	1,328	106,944
Broadcom	483	223,948
CDW	1,989	329,677
Cisco Systems	7,476	386,584
Cognizant Technology
Solutions Class A	3,489	272,561
Constellation Software	280	391,033
EPAM Systems †	185	73,388
F5 Networks †	1,546	322,526
Fair Isaac †	624	303,295
Fleetcor Technologies †	1,855	498,309
Flex †	17,494	320,315
Genpact	10,680	457,317
GoDaddy Class A †	5,267	408,824
Guidewire Software †	1,446	146,957
Intel	1,934	123,776
Jack Henry & Associates	715	108,480
KLA	472	155,949
Leidos Holdings	5,744	553,032
Lumentum Holdings †	4,857	443,687
Marvell Technology
Group	4,357	213,406
Mastercard Class A	1,491	530,870
Micron Technology †	1,262	111,321
Microsoft	6,455	1,521,895
MKS Instruments	2,281	422,943
Motorola Solutions	444	83,494
NVIDIA	376	200,758
NXP Semiconductors	540	108,724
Oracle	1,786	125,324
Paychex	1,267	124,191
Paycom Software †	727	269,034
RingCentral Class A †	852	253,794
salesforce.com †	1,217	257,846
Samsung Electronics
GDR	82	133,660
Square Class A †	936	212,519
Topicus.com †	459	30,147
Tyler Technologies †	254	107,831
Universal Display	698	165,265
Varonis Systems †	2,652	136,154
Visa Class A	1,450	307,008
VMware Class A †	1,383	208,072
Vontier †	603	18,253
WEX †	1,463	306,089
Workday Class A †	1,820	452,143
		14,550,542
Materials – 3.39%
Ball	1,767	149,735
Celanese	2,828	423,663
Ecolab	2,058	440,556
FMC	4,233	468,212
Linde	1,991	557,759

Schedules of investments
Delaware Hedged U.S. Equity Opportunities Fund

	Number of
	shares	Value (US $)
Common Stock (continued)
Materials (continued)
Nutrien	1,397	$75,258
Reliance Steel &
Aluminum	1,637	249,299
Rogers †	870	163,743
Sherwin-Williams	311	229,521
		2,757,746
Real Estate – 3.81%
Alexandria Real Estate
Equities	1,196	196,503
American Tower	2,784	665,543
Americold Realty Trust	5,934	228,281
Camden Property Trust	1,247	137,058
Digital Realty Trust	938	132,108
Equinix	195	132,520
Gaming and Leisure
Properties	4,584	194,499
Public Storage	2,058	507,832
Redfin †	2,137	142,303
Ryman Hospitality
Properties †	2,246	174,087
STORE Capital	9,380	314,230
VICI Properties	9,728	274,719
		3,099,683
Utilities – 2.16%
American Electric Power	86	7,284
Atmos Energy	1,132	111,898
Avangrid	1,877	93,493
Consolidated Edison	2,765	206,822
Dominion Energy	1,059	80,442
Duke Energy	1,372	132,439
Exelon	5,621	245,863
Iberdrola ADR	2,850	147,368
Pinnacle West Capital	4,925	400,649
UGI	4,937	202,466
WEC Energy Group	1,378	128,967
		1,757,691
Total Common Stock
(cost $65,209,809)		77,450,470

	Number of
	contracts
Options Purchased – 0.68%
Options on Indices – 0.68%
S&P 500 Index strike
price $3,375,
expiration date
9/17/21, notional
amount $10,462,500	31	211,575
S&P 500 Index strike
price $3,500,
expiration date
6/18/21, notional
amount $11,200,000	32	105,600
S&P 500 Index strike
price $3,650,
expiration date
12/17/21, notional
amount $5,475,000	15	240,000
Total Options Purchased
(cost $1,086,121)		557,175

	Number of
	shares
Short-Term Investments – 6.01%
Money Market Mutual Funds – 6.01%
BlackRock FedFund –
Institutional Shares
(seven-day effective
yield 0.01%)	1,223,131	1,223,131
Fidelity Investments
Money Market
Government Portfolio
– Class I (seven-day
effective yield 0.01%)	1,223,131	1,223,131
GS Financial Square
Government Fund –
Institutional Shares
(seven-day effective
yield 0.03%)	1,223,131	1,223,131
Morgan Stanley
Government Portfolio
– Institutional Share
Class (seven-day
effective yield 0.00%)	1,223,131	1,223,131
Total Short-Term Investments
(cost $4,892,524)		4,892,524
Total Value of Securities Before Options
Written–101.79%
(cost $71,188,454)		82,900,169

	Number of
	contracts	Value (US $)
Options Written – (0.38%)
Options on Indices – (0.38%)
S&P 500 Index strike
price $3,100,
expiration date
9/17/21, notional
amount $(9,610,000)	(31)	$(129,425)
S&P 500 Index strike
price $3,175,
expiration date
6/18/21, notional
amount $(6,350,000)	(20)	(29,600)
S&P 500 Index strike
price $3,350,
expiration date
12/17/21, notional
amount $(5,025,000)	(15)	$(154,050)
Total Options Written
(premium received $639,690)		$(313,075)

†	Non-income producing security.

The following foreign currency exchange contracts and futures contracts were outstanding at March 31, 2021:1

Foreign Currency Exchange Contracts

	Currency to				Settlement	Unrealized	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Appreciation	Depreciation
BNP	CAD	62,297	USD	(49,335)	4/1/21	$237	$—
BNP	GBP	(954,000)	USD	1,323,147	6/16/21	7,644	—
BNYM	CAD	(5,965)	USD	4,732	4/1/21	—	(14)
BNYM	GBP	(8,397)	USD	11,569	4/1/21	—	(7)
MS	CAD	(1,590,000)	USD	1,259,036	6/16/21	—	(6,302)
MS	JPY	725,699	USD	(6,563)	4/1/21	—	(10)
SSB	EUR	5,146	USD	(6,046)	4/6/21	—	(11)
SSB	GBP	41,899	USD	(57,822)	4/6/21	—	(59)
Total Foreign Currency Exchange Contracts						$7,881	$(6,403)

Futures Contracts
Exchange-Traded

							Variation
							Margin
			Notional		Value/	Value/	Due from
		Notional	Cost	Expiration	Unrealized	Unrealized	(Due to)
Contracts to Buy (Sell)		Amount	(Proceeds)	Date	Appreciation	Depreciation	Brokers
(26)	E-mini S&P 500 Index	$(5,157,620)	$(5,109,417)	6/18/21	$—	$(48,203)	$(25,610)
(25)	E-mini S&P MidCap 400 Index	(6,513,250)	(6,536,887)	6/18/21	23,637	—	(4,250)
(17)	FTSE 100 Index	(1,565,421)	(1,575,317)	6/18/21	9,896	—	10,746
(7)	MSCI EAFE Index	(767,200)	(767,805)	6/18/21	605	—	3,430
(8)	S&P/TSX 60 Index	(1,414,625)	(1,416,520)	6/17/21	1,895	—	2,416
Total Futures Contracts			$(15,405,946)		$36,033	$(48,203)	$(13,268)

The use of foreign currency exchange contracts and futures contracts involve elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.

[1]	See Note 6 in “Notes to financial statements.”

Summary of abbreviations:
ADR – American Depositary Receipt

Schedules of investments
Delaware Hedged U.S. Equity Opportunities Fund

Summary of abbreviations: (continued)
BNP – BNP Paribas
BNYM – Bank of New York Mellon
EAFE – Europe, Australasia, and Far East
FTSE – Financial Times Stock Exchange
GDR – Global Depositary Receipt
GS – Goldman Sachs
MS – Morgan Stanley
MSCI – Morgan Stanley Capital International
S&P – Standard & Poor’s Financial Services LLC
SSB – State Street Bank
TSX – Toronto Stock Exchange

Summary of currencies:
CAD – Canadian Dollar
EUR – European Monetary Unit
GBP – British Pound Sterling
JPY – Japanese Yen
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Delaware Premium Income Fund

March 31, 2021 (Unaudited)

	Number of shares	Value (US $)
Common Stock ◆ – 123.97%
Communication Services – 5.94%
Comcast Class A ~	43,100	$2,332,141
Verizon Communications ~	13,700	796,655
		3,128,796
Consumer Discretionary – 15.00%
Home Depot ~	8,400	2,564,100
TJX ~	16,800	1,111,320
Whirlpool ~	19,200	4,230,720
		7,906,140
Consumer Staples – 12.91%
Constellation Brands Class A ~	9,400	2,143,200
Mondelez International Class A ~	22,700	1,328,631
PepsiCo ~	6,000	848,700
Philip Morris International ~	28,000	2,484,720
		6,805,251
Energy – 8.59%
Chevron ~	22,700	2,378,733
ConocoPhillips ~	40,600	2,150,582
		4,529,315
Financials – 13.09%
American Express ~	9,300	1,315,392
Bank of America ~	44,200	1,710,098
BlackRock ~	3,400	2,563,464
JPMorgan Chase & Co. ~	8,600	1,309,178
		6,898,132
Healthcare – 14.84%
Amgen ~	9,600	2,388,576
Bristol-Myers Squibb ~	24,800	1,565,624
Merck & Co. ~	19,900	1,534,091
Pfizer ~	63,900	2,315,097
Viatris ~, †	1,272	17,770
		7,821,158
Industrials – 18.41%
Boeing ~, †	7,500	1,910,400
CSX ~	25,700	2,477,994
Honeywell International ~	4,900	1,063,643
Lockheed Martin ~	6,700	2,475,650
Raytheon Technologies ~	9,800	757,246
United Rentals ~, †	3,100	1,020,861
		9,705,794
Information Technology – 32.68%
Apple ~	14,800	1,807,820
Broadcom ~	10,400	4,822,064
Cisco Systems ~	47,100	2,435,541
Corning ~	83,700	3,641,787
First Solar ~, †	10,200	890,460
International Business Machines ~	7,400	986,124
Microsoft ~	8,000	1,886,160
Texas Instruments ~	4,000	755,960
		17,225,916
Utilities – 2.51%
Exelon ~	30,300	1,325,322
		1,325,322
Total Common Stock ◆
(cost $53,248,555)		65,345,824

Short-Term Investments – 4.18%
Money Market Mutual Funds – 4.18%
BlackRock FedFund –
Institutional Shares (seven-day effective yield 0.01%)	550,908	550,908
Fidelity Investments
Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	550,908	550,908
GS Financial Square
Government Fund – Institutional Shares (seven-day effective yield 0.03%)	550,908	550,908
Morgan Stanley
Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	550,909	550,909
Total Short-Term Investments
(cost $2,203,633)		2,203,633
Total Value of Securities Before Options
Written–128.15% (cost $55,452,188)		67,549,457

Schedules of investments
Delaware Premium Income Fund

	Number of contracts	Value (US $)
Options Written – (26.20%)
Equity Call Options – (26.20%)
American Express strike
price $100, expiration
date 1/21/22,
notional amount
$(930,000)	(93)	$(408,037)
Amgen strike price
$205, expiration date
6/18/21, notional
amount $(1,968,000)	(96)	(430,320)
Apple strike price $110,
expiration date
1/21/22, notional
amount $(1,628,000)	(148)	(280,090)
Bank of America strike
price $32, expiration
date 1/21/22,
notional amount
$(1,414,400)	(442)	(359,125)
BlackRock strike price
$570, expiration date
1/21/22, notional
amount $(1,539,000)	(27)	(521,910)
BlackRock strike price
$600, expiration date
1/21/22, notional
amount $(420,000)	(7)	(117,075)
Boeing strike price $190,
expiration date
1/21/22, notional
amount $(1,425,000)	(75)	(586,312)
Bristol-Myers Squibb
strike price $55,
expiration date
1/21/22, notional
amount $(1,364,000)	(248)	(245,520)
Broadcom strike price
$330, expiration date
1/21/22, notional
amount $(1,287,000)	(39)	(553,605)
Broadcom strike price
$380, expiration date
1/21/22, notional
amount $(2,470,000)	(65)	(669,500)
Chevron strike price $80,
expiration date
1/21/22, notional
amount $(1,816,000)	(227)	(581,120)
Cisco Systems strike
price $40, expiration
date 1/21/22,
notional amount
$(316,000)	(79)	(96,183)
Cisco Systems strike
price $44, expiration
date 10/15/21,
notional amount
$(1,724,800)	(392)	(329,280)
Comcast strike price
$42.50, expiration
date 10/15/21,
notional amount
$(658,750)	(155)	(191,038)
Comcast strike price
$47.50, expiration
date 1/21/22,
notional amount
$(1,311,000)	(276)	(220,800)
ConocoPhillips strike
price $38, expiration
date 8/20/21,
notional amount
$(475,000)	(125)	(194,687)
ConocoPhillips strike
price $45, expiration
date 1/21/22,
notional amount
$(1,264,500)	(281)	(311,910)
Constellation Brands
strike price $180,
expiration date
1/21/22, notional
amount $(1,692,000)	(94)	(506,660)
Corning strike price $32,
expiration date
8/20/21, notional
amount $(918,400)	(287)	(346,552)
Corning strike price $33,
expiration date
8/20/21, notional
amount $(1,815,000)	(550)	(613,250)
CSX strike price $80,
expiration date
1/21/22, notional
amount $(2,056,000)	(257)	(514,000)

	Number of contracts	Value (US $)
Options Written (continued)
Equity Call Options (continued)
Exelon strike price $38,
expiration date
1/21/22, notional
amount $(1,151,400)	(303)	$(207,555)
First Solar strike price
$72.50, expiration
date 1/21/22,
notional amount
$(739,500)	(102)	(225,675)
Home Depot strike price
$245, expiration date
6/18/21, notional
amount $(2,058,000)	(84)	(519,120)
Honeywell International
strike price $185,
expiration date
6/18/21, notional
amount $(906,500)	(49)	(165,253)
International Business
Machines strike price
$105, expiration date
1/21/22, notional
amount $(556,500)	(53)	(155,953)
International Business
Machines strike price
$110, expiration date
1/21/22, notional
amount $(231,000)	(21)	(52,343)
JPMorgan Chase & Co.
strike price $100,
expiration date
9/17/21, notional
amount $(10,000)	(1)	(5,190)
JPMorgan Chase & Co.
strike price $105,
expiration date
1/21/22, notional
amount $(892,500)	(85)	(409,487)
Lockheed Martin strike
price $300, expiration
date 1/21/22,
notional amount
$(2,010,000)	(67)	(492,450)
Merck & Co. strike price
$75, expiration date
6/18/21, notional
amount $(1,492,500)	(199)	(77,610)
Microsoft strike price
$185, expiration date
9/17/21, notional
amount $(555,000)	(30)	(159,450)
Microsoft strike price
$190, expiration date
1/21/22, notional
amount $(950,000)	(50)	(260,500)
Mondelez International
strike price $50,
expiration date
1/21/22, notional
amount $(1,135,000)	(227)	(220,190)
PepsiCo strike price
$115, expiration date
1/21/22, notional
amount $(690,000)	(60)	(167,550)
Pfizer strike price $32,
expiration date
6/18/21, notional
amount $(339,200)	(106)	(63,070)
Pfizer strike price $37,
expiration date
9/16/22, notional
amount $(1,972,100)	(533)	(145,776)
Philip Morris
International strike
price $80, expiration
date 1/21/22,
notional amount
$(2,240,000)	(280)	(316,400)
Raytheon Technologies
strike price $65,
expiration date
1/21/22, notional
amount $(637,000)	(98)	(145,040)
Texas Instruments strike
price $140, expiration
date 7/16/21,
notional amount
$(560,000)	(40)	(198,400)
TJX strike price $60,
expiration date
1/21/22, notional
amount $(1,008,000)	(168)	(170,520)

Schedules of investments
Delaware Premium Income Fund

	Number of contracts	Value (US $)
Options Written (continued)
Equity Call Options (continued)
United Rentals strike
price $280, expiration
date 9/17/21,
notional amount
$(868,000)	(31)	$(207,002)
Verizon Communications
strike price $50,
expiration date
1/21/22, notional
amount $(355,000)	(71)	(58,575)
Verizon Communications
strike price $52.50,
expiration date
6/18/21, notional
amount $(346,500)	(66)	(37,950)
Whirlpool strike price
$160, expiration date
1/21/22, notional
amount $(3,072,000)	(192)	(1,272,960)
Total Options Written
(premium received $11,801,898)		$(13,810,993)

◆	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
~	All or portion of the security has been pledged as collateral with outstanding options written.
†	Non-income producing security.

Summary of abbreviations:
GS – Goldman Sachs

See accompanying notes, which are an integral part of the financial statements.

Delaware Total Return Fund

March 31, 2021 (Unaudited)

	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities – 1.11%
Fannie Mae S.F. 15 yr
2.00% 3/1/36	166,877	$171,767
Fannie Mae S.F. 20 yr
2.00% 3/1/41	75,754	76,787
2.50% 1/1/41	70,595	73,034
Fannie Mae S.F. 30 yr
2.00% 11/1/50	183,507	183,288
2.00% 12/1/50	140,515	140,500
2.00% 3/1/51	157,727	157,539
2.50% 10/1/50	799,921	824,205
2.50% 2/1/51	154,596	158,789
3.00% 11/1/46	449,726	475,129
3.00% 3/1/50	78,442	82,456
3.00% 6/1/50	76,242	79,428
3.00% 7/1/50	267,524	280,514
3.00% 8/1/50	128,952	135,203
3.00% 9/1/50	51,170	53,408
4.00% 3/1/47	390,609	423,107
4.50% 9/1/40	237,399	267,688
5.00% 7/1/47	136,719	158,895
6.00% 5/1/36	53,634	60,665
6.00% 6/1/37	13,781	16,452
6.00% 7/1/37	20,257	24,140
6.00% 8/1/37	18,760	22,283
6.00% 10/1/40	155,761	185,464
6.50% 11/1/33	88,154	98,947
6.50% 6/1/36	36,895	42,222
7.00% 3/1/32	157,801	178,151
7.00% 8/1/32	86,687	90,024
Freddie Mac S.F. 15 yr
1.50% 3/1/36	121,274	122,123
2.00% 12/1/35	126,580	130,604
Freddie Mac S.F. 20 yr
2.00% 3/1/41	87,663	88,859
Freddie Mac S.F. 30 yr
2.00% 12/1/50	485,663	485,084
4.50% 10/1/40	381,336	430,160
GNMA II S.F. 30 yr
3.00% 7/20/50	274,408	286,026
Total Agency Mortgage-Backed Securities
(cost $5,965,207)		6,002,941

Collateralized Debt Obligations – 0.24%
Octagon Investment
Partners
144A 1.364%
(LIBOR03M + 1.14%)
1/20/30 #, ●	1,000,000	1,002,652
Venture 34 CLO
Series 2018-34A A
144A 1.471%
(LIBOR03M + 1.23%,
Floor 1.23%)
10/15/31 #, ●	300,000	300,512
Total Collateralized Debt Obligations
(cost $1,297,499)		1,303,164

Convertible Bonds – 10.01%
Basic Industry – 0.16%
Ivanhoe Mines 144A
2.50% exercise price
$7.43, maturity date
4/15/26 #	826,000	850,656
		850,656
Capital Goods – 0.35%
Chart Industries 144A
1.00% exercise price
$58.73, maturity date
11/15/24 #	753,000	1,872,617
		1,872,617
Communications – 1.70%
Cable One 144A
1.125% exercise price
$2,275.83, maturity
date 3/15/28 #	690,000	698,625
DISH Network 3.375%
exercise price $65.18,
maturity date
8/15/26	1,857,000	1,789,777
InterDigital 2.00%
exercise price $81.29,
maturity date 6/1/24	1,983,000	2,115,715
Liberty Broadband 144A
1.25% exercise price
$900.01, maturity
date 9/30/50 #	1,785,000	1,754,655
Liberty Latin America
2.00% exercise price
$20.65, maturity date
7/15/24	685,000	677,836
Liberty Media 2.25%
exercise price $32.97,
maturity date
9/30/46	4,496,000	2,093,337
		9,129,945

Schedules of investments
Delaware Total Return Fund

	Principal amount°	Value (US $)
Convertible Bonds (continued)
Consumer Cyclical – 0.21%
Ford Motor 144A 0.00%
exercise price $17.49,
maturity date
3/15/26 #, ^	1,100,000	$1,116,500
		1,116,500
Consumer Non-Cyclical – 2.41%
BioMarin Pharmaceutical
0.599% exercise price
$124.67, maturity
date 8/1/24	940,000	953,536
Chefs’ Warehouse
1.875% exercise price
$44.20, maturity date
12/1/24	1,831,000	1,869,193
Coherus Biosciences
144A 1.50% exercise
price $19.26, maturity
date 4/15/26 #	167,000	178,461
Collegium
Pharmaceutical
2.625% exercise price
$29.19, maturity date
2/15/26	1,025,000	1,117,714
FTI Consulting 2.00%
exercise price
$101.38, maturity
date 8/15/23	1,278,000	1,869,714
Insulet 0.375% exercise
price $226.73,
maturity date 9/1/26	396,000	528,205
Integra
LifeSciences Holdings
0.50% exercise price
$73.67, maturity date
8/15/25	1,502,000	1,677,584
Ionis Pharmaceuticals
0.125% exercise price
$83.28, maturity date
12/15/24	1,022,000	980,792
Jazz Investments I 144A
2.00% exercise price
$155.81, maturity
date 6/15/26 #	868,000	1,118,635
Neurocrine Biosciences
2.25% exercise price
$75.92, maturity date
5/15/24	460,000	623,012
Paratek Pharmaceuticals
4.75% exercise price
$15.90, maturity date
5/1/24	2,134,000	1,929,943
Repay Holdings 144A
0.00% exercise price
$33.60, maturity date
2/1/26 #, ^	145,000	142,462
		12,989,251
Energy – 0.97%
Cheniere Energy 4.25%
exercise price
$138.38, maturity
date 3/15/45	3,783,000	3,128,458
Helix Energy Solutions
Group 6.75%
exercise price $6.97,
maturity date
2/15/26	1,811,000	2,102,933
		5,231,391
Real Estate Investment Trusts – 0.65%
Blackstone Mortgage
Trust 4.75% exercise
price $36.23, maturity
date 3/15/23	2,079,000	2,149,270
Summit Hotel Properties
1.50% exercise price
$11.99, maturity date
2/15/26	1,223,000	1,353,708
		3,502,978
Technology – 2.76%
Boingo Wireless 1.00%
exercise price $42.32,
maturity date
10/1/23	3,293,000	3,260,070
Ceridian HCM Holding
144A 0.25% exercise
price $132.20,
maturity date
3/15/26 #	416,000	402,480
Knowles 3.25% exercise
price $18.43, maturity
date 11/1/21	807,000	951,776
Microchip Technology
1.625% exercise price
$94.40, maturity date
2/15/27	1,022,000	2,327,605
ON Semiconductor
1.625% exercise price
$20.72, maturity date
10/15/23	819,000	1,699,937
Palo Alto Networks
0.75% exercise price
$266.35, maturity
date 7/1/23	1,106,000	1,464,897

	Principal
	amount°	Value (US $)
Convertible Bonds (continued)
Technology (continued)
Quotient Technology
1.75% exercise price
$17.36, maturity date
12/1/22	1,800,000	$2,075,072
Synaptics 0.50%
exercise price $73.02,
maturity date
6/15/22	819,000	1,511,055
Travere Therapeutics
2.50% exercise price
$38.80, maturity date
9/15/25	1,145,000	1,183,644
		14,876,536
Transportation — 0.35%
Seaspan 144A 3.75%
exercise price $13.01,
maturity date
12/15/25 #	1,589,000	1,902,828
		1,902,828
Utilities — 0.45%
NextEra Energy Partners
144A 0.357%
exercise price $76.16,
maturity date
11/15/25 #, ^	593,000	638,587
NRG Energy 2.75%
exercise price $45.93,
maturity date 6/1/48	1,504,000	1,759,428
		2,398,015
Total Convertible Bonds
(cost $47,873,500)		53,870,717

Corporate Bonds — 15.64%
Banking — 1.23%
Banco Continental 144A
2.75% 12/10/25 #	200,000	197,214
Banco Nacional de
Panama 144A 2.50%
8/11/30 #	205,000	190,609
Bank of America
1.658% 3/11/27 µ	30,000	30,112
1.898% 7/23/31 µ	85,000	79,911
2.676% 6/19/41 µ	105,000	98,517
2.831% 10/24/51 µ	5,000	4,599
Bank of New York
Mellon 4.70%
9/20/25 µ, ψ	20,000	21,719
Barclays 5.20% 5/12/26	200,000	226,588
BBVA Bancomer 144A
1.875% 9/18/25 #	200,000	200,625
Citigroup 4.00%
12/10/25 µ, ψ	10,000	10,123
Corp. Financiera de
Desarrollo 144A
2.40% 9/28/27 #	200,000	197,867
Credit Suisse Group
144A 2.593%
9/11/25 #, µ	250,000	259,372
Deutsche Bank 2.222%
9/18/24 µ	150,000	154,062
Development Bank of
Mongolia 144A
7.25% 10/23/23 #	265,000	287,795
Goldman Sachs Group
1.992% 1/27/32 µ	265,000	251,719
3.50% 4/1/25	185,000	200,505
JPMorgan Chase & Co.
1.04% 2/4/27 µ	10,000	9,758
1.953% 2/4/32 µ	10,000	9,486
2.522% 4/22/31 µ	45,000	44,941
3.109% 4/22/41 µ	15,000	14,947
4.023% 12/5/24 µ	150,000	162,801
4.60% 2/1/25 µ, ψ	30,000	30,375
5.00% 8/1/24 µ, ψ	70,000	72,418
Morgan Stanley
1.413% (LIBOR03M
+ 1.22%) 5/8/24 ●	90,000	91,434
1.794% 2/13/32 µ	65,000	60,723
3.622% 4/1/31 µ	20,000	21,740
5.00% 11/24/25	165,000	189,831
5.875% 9/15/26 µ, ψ	940,000	1,059,850
Natwest Group 8.625%
8/15/21 µ, ψ	560,000	574,543
PNC Financial Services
Group 2.60%
7/23/26	130,000	137,429
Popular 6.125%
9/14/23	935,000	1,013,208
QNB Finance 2.625%
5/12/25	200,000	207,542
SVB Financial Group
1.80% 2/2/31	15,000	13,861
4.10% 2/15/31 µ, ψ	40,000	40,125
Truist Bank 2.636%
9/17/29 µ	275,000	288,414
Truist Financial 4.95%
9/1/25 µ, ψ	30,000	32,588
US Bancorp 1.45%
5/12/25	30,000	30,428
USB Capital IX 3.50%
(LIBOR03M + 1.02%)
5/10/21 ψ, ●	69,000	66,412

Schedules of investments
Delaware Total Return Fund

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Wells Fargo & Co.
3.90% 3/15/26 µ, ψ	40,000	$40,421
		6,624,612
Basic Industry — 1.64%
Allegheny Technologies
7.875% 8/15/23	75,000	81,548
AngloGold Ashanti
Holdings 3.75%
10/1/30	200,000	203,208
Avient 144A 5.75%
5/15/25 #	204,000	217,005
Boise Cascade 144A
4.875% 7/1/30 #	329,000	345,244
Chemours
144A 5.75%
11/15/28 #	365,000	384,998
7.00% 5/15/25	121,000	124,570
Corp Nacional del Cobre
de Chile 144A 3.15%
1/14/30 #	657,000	682,491
CSN Inova Ventures
144A 6.75%
1/28/28 #	200,000	212,185
First Quantum Minerals
144A 7.25%
4/1/23 #	360,000	366,849
144A 7.50%
4/1/25 #	365,000	377,319
Freeport-McMoRan
4.55% 11/14/24	345,000	377,813
5.45% 3/15/43	390,000	469,895
Georgia-Pacific
144A 1.75%
9/30/25 #	20,000	20,361
144A 2.10%
4/30/27 #	145,000	147,547
144A 2.30%
4/30/30 #	35,000	34,909
Koppers 144A 6.00%
2/15/25 #	50,000	51,633
Minera Mexico 144A
4.50% 1/26/50 #	307,000	316,674
New Gold 144A 7.50%
7/15/27 #	310,000	322,036
Newmont
2.25% 10/1/30	140,000	136,495
2.80% 10/1/29	100,000	102,961
Nutrition & Biosciences
144A 1.832%
10/15/27 #	240,000	234,881
OCP 144A 4.50%
10/22/25 #	200,000	212,411
Olin
5.00% 2/1/30	245,000	257,201
5.125% 9/15/27	785,000	813,456
PowerTeam Services
144A 9.033%
12/4/25 #	730,000	806,650
Standard Industries
144A 4.75%
1/15/28 #	350,000	363,248
Steel Dynamics 5.00%
12/15/26	890,000	935,945
Vale Overseas 3.75%
7/8/30	193,000	201,809
		8,801,342
Brokerage — 0.09%
Banco BTG Pactual
144A 2.75%
1/11/26 #	200,000	189,700
Charles Schwab
4.00% 6/1/26 µ, ψ	15,000	15,260
4.00% 12/1/30 µ, ψ	15,000	14,764
5.375% 6/1/25 µ, ψ	25,000	27,679
Jefferies Group 4.15%
1/23/30	230,000	252,999
		500,402
Capital Goods — 0.69%
Ardagh Packaging
Finance 144A 5.25%
8/15/27 #	325,000	331,851
Bombardier
144A 6.00%
10/15/22 #	425,000	425,797
144A 7.875%
4/15/27 #	155,000	152,244
Colfax 144A 6.00%
2/15/24 #	25,000	25,787
Crown Americas 4.25%
9/30/26	775,000	824,891
Reynolds Group Issuer
144A 4.00%
10/15/27 #	340,000	333,625
Teledyne Technologies
2.25% 4/1/28	30,000	29,875
2.75% 4/1/31	30,000	29,930
Terex 144A 5.00%
5/15/29 #	360,000	373,122

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)
TransDigm 144A 6.25%
3/15/26 #	365,000	$387,431
Vertical US Newco 144A
5.25% 7/15/27 #	760,000	797,050
		3,711,603
Communications — 1.46%
Altice Financing 144A
5.00% 1/15/28 #	200,000	197,750
Altice France Holding
144A 6.00%
2/15/28 #	770,000	760,102
AT&T
3.10% 2/1/43	36,000	33,668
3.50% 6/1/41	84,000	83,039
144A 3.50%
9/15/53 #	140,000	129,622
Charter Communications
Operating
3.70% 4/1/51	50,000	46,848
4.80% 3/1/50	70,000	75,269
5.05% 3/30/29	165,000	189,839
Comcast
3.20% 7/15/36	190,000	198,612
3.75% 4/1/40	10,000	10,987
Consolidated
Communications
144A 5.00%
10/1/28 #	150,000	151,545
144A 6.50%
10/1/28 #	150,000	162,244
Frontier Communications
144A 5.875%
10/15/27 #	355,000	376,966
Level 3 Financing 144A
4.25% 7/1/28 #	670,000	678,248
Millicom International
Cellular 144A 4.50%
4/27/31 #	200,000	208,361
Ooredoo International
Finance 144A 5.00%
10/19/25 #	267,000	307,277
Sprint 7.125% 6/15/24	700,000	806,757
Time Warner Cable
7.30% 7/1/38	110,000	153,126
Time Warner
Entertainment
8.375% 3/15/23	55,000	63,085
T-Mobile USA
144A 1.50%
2/15/26 #	15,000	14,882
144A 2.55%
2/15/31 #	15,000	14,714
2.625% 4/15/26	170,000	173,515
144A 3.00%
2/15/41 #	25,000	23,251
3.375% 4/15/29	170,000	171,594
144A 3.50%
4/15/25 #	20,000	21,598
3.50% 4/15/31	100,000	100,875
144A 3.75%
4/15/27 #	20,000	21,883
144A 3.875%
4/15/30 #	75,000	81,496
6.00% 3/1/23	175,000	176,312
Verizon Communications
2.10% 3/22/28	10,000	10,048
2.55% 3/21/31	15,000	15,000
3.40% 3/22/41	15,000	15,249
3.55% 3/22/51	15,000	15,006
4.50% 8/10/33	245,000	284,849
ViacomCBS
4.375% 3/15/43	270,000	291,766
4.95% 1/15/31	15,000	17,711
Vodafone Group
4.25% 9/17/50	115,000	126,913
4.875% 6/19/49	130,000	154,717
Zayo Group Holdings
144A 4.00%
3/1/27 #	745,000	732,935
144A 6.125%
3/1/28 #	750,000	770,977
		7,868,636
Consumer Cyclical — 2.16%
Allison Transmission
144A 5.875%
6/1/29 #	765,000	837,438
Boyd Gaming 6.00%
8/15/26	750,000	782,757
Caesars Entertainment
144A 6.25%
7/1/25 #	750,000	800,452
Carnival
144A 5.75%
3/1/27 #	170,000	174,675
144A 7.625%
3/1/26 #	485,000	521,642
Ford Motor 9.00%
4/22/25	345,000	418,278

Schedules of investments
Delaware Total Return Fund

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Ford Motor Credit
3.375% 11/13/25	735,000	$748,414
4.542% 8/1/26	770,000	815,776
General Motors
5.40% 10/2/23	15,000	16,297
6.125% 10/1/25	15,000	17,656
General Motors Financial
2.35% 1/8/31	10,000	9,562
4.35% 4/9/25	55,000	60,368
5.20% 3/20/23	25,000	27,122
5.25% 3/1/26	165,000	189,139
Hilton Domestic
Operating 144A
4.00% 5/1/31 #	100,000	100,188
Hilton Worldwide
Finance 4.875%
4/1/27	965,000	1,009,028
Hutama Karya Persero
144A 3.75%
5/11/30 #	400,000	420,539
Jaguar Land Rover
Automotive 144A
5.875% 1/15/28 #	200,000	203,375
L Brands
6.875% 11/1/35	345,000	411,685
6.95% 3/1/33	234,000	261,495
Levi Strauss & Co. 144A
3.50% 3/1/31 #	298,000	287,943
MGM Resorts
International 4.75%
10/15/28	150,000	155,212
Murphy Oil USA
144A 3.75%
2/15/31 #	315,000	310,212
4.75% 9/15/29	1,143,000	1,202,796
Royal Caribbean Cruises
144A 5.50%
4/1/28 #	350,000	352,187
Scientific Games
International 144A
8.25% 3/15/26 #	292,000	313,668
Six Flags Entertainment
144A 4.875%
7/31/24 #	210,000	212,363
Wyndham Hotels &
Resorts 144A 4.375%
8/15/28 #	892,000	903,930
Wynn Las Vegas 144A
5.50% 3/1/25 #	50,000	52,888
		11,617,085
Consumer Non-Cyclical — 1.05%
AbbVie
2.60% 11/21/24	30,000	31,690
2.95% 11/21/26	25,000	26,637
4.05% 11/21/39	10,000	11,211
4.25% 11/21/49	30,000	34,004
Anheuser-Busch InBev
Worldwide
3.65% 2/1/26	145,000	159,527
4.50% 6/1/50	130,000	147,749
Auna 144A 6.50%
11/20/25 #	200,000	213,567
BAT Capital 2.259%
3/25/28	40,000	39,420
BAT International
Finance 1.668%
3/25/26	55,000	54,477
Bristol-Myers Squibb
2.35% 11/13/40	245,000	223,192
CVS Health
1.875% 2/28/31	5,000	4,701
3.25% 8/15/29	280,000	296,275
3.75% 4/1/30	15,000	16,381
4.30% 3/25/28	6,000	6,818
Gilead Sciences 4.15%
3/1/47	30,000	33,410
JBS USA LUX 144A
6.50% 4/15/29 #	397,000	449,225
Kraft Heinz Foods 5.20%
7/15/45	710,000	822,923
Pilgrim’s Pride 144A
5.875% 9/30/27 #	739,000	792,910
Post Holdings
144A 5.50%
12/15/29 #	1,188,000	1,273,625
144A 5.75%
3/1/27 #	175,000	184,386
Primo Water Holdings
144A 5.50%
4/1/25 #	466,000	479,537
Regeneron
Pharmaceuticals
1.75% 9/15/30	15,000	13,890
Royalty Pharma 144A
1.75% 9/2/27 #	190,000	184,674

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Viatris
144A 1.65%
6/22/25 #	5,000	$5,023
144A 2.30%
6/22/27 #	5,000	5,049
144A 2.70%
6/22/30 #	115,000	113,699
144A 4.00%
6/22/50 #	10,000	10,217
		5,634,217
Energy — 2.11%
Apache
4.75% 4/15/43	217,000	201,593
4.875% 11/15/27	165,000	169,373
Ascent Resources Utica
Holdings 144A
7.00% 11/1/26 #	325,000	325,406
CNX Resources
144A 6.00%
1/15/29 #	350,000	364,369
144A 7.25%
3/14/27 #	165,000	177,434
Crestwood Midstream
Partners
144A 5.625%
5/1/27 #	390,000	383,906
144A 6.00%
2/1/29 #	55,000	54,278
DCP Midstream
Operating 5.125%
5/15/29	330,000	351,496
Energy Transfer
5.25% 4/15/29	85,000	96,817
6.25% 4/15/49	55,000	64,697
Enterprise Products
Operating 3.20%
2/15/52	255,000	233,270
EQM Midstream Partners
144A 4.75%
1/15/31 #	205,000	199,106
144A 6.50%
7/1/27 #	405,000	440,909
Equinor 1.75% 1/22/26	15,000	15,359
Genesis Energy
6.50% 10/1/25	50,000	49,106
7.75% 2/1/28	480,000	480,744
8.00% 1/15/27	330,000	334,750
Israel Electric 144A
4.25% 8/14/28 #	498,000	554,212
KazTransGas JSC 144A
4.375% 9/26/27 #	579,000	646,950
Kinder Morgan 3.60%
2/15/51	20,000	18,668
Lukoil Securities 144A
3.875% 5/6/30 #	265,000	273,626
Marathon Oil 4.40%
7/15/27	285,000	313,984
MPLX 1.75% 3/1/26	15,000	15,033
Murphy Oil
5.875% 12/1/27	215,000	210,902
6.375% 7/15/28	545,000	546,417
NuStar Logistics 5.625%
4/28/27	405,000	424,428
Occidental Petroleum
3.00% 2/15/27	175,000	164,994
3.40% 4/15/26	165,000	160,421
3.50% 8/15/29	175,000	164,421
6.125% 1/1/31	295,000	326,292
6.45% 9/15/36	140,000	154,736
6.625% 9/1/30	280,000	315,084
PDC Energy 5.75%
5/15/26	390,000	405,015
Petrobras Global Finance
6.75% 6/3/50	107,000	114,413
PTTEP Treasury Center
144A 2.587%
6/10/27 #	200,000	205,962
Sabine Pass Liquefaction
5.625% 3/1/25	40,000	45,760
5.75% 5/15/24	175,000	197,567
Saudi Arabian Oil 144A
1.625% 11/24/25 #	205,000	206,595
Southwestern Energy
7.75% 10/1/27	329,000	352,236
Targa Resources Partners
5.375% 2/1/27	310,000	322,208
TechnipFMC 144A
6.50% 2/1/26 #	620,000	649,170
Tengizchevroil Finance
Co International
144A 2.625%
8/15/25 #	200,000	202,438
Tennessee Gas Pipeline
144A 2.90%
3/1/30 #	250,000	249,219
Western Midstream
Operating 4.75%
8/15/28	155,000	162,363
		11,345,727

Schedules of investments
Delaware Total Return Fund

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Financials — 0.50%
AerCap Global Aviation
Trust 144A 6.50%
6/15/45 #, µ	425,000	$443,594
AerCap Ireland Capital
DAC 4.45% 4/3/26	195,000	211,210
Air Lease
2.875% 1/15/26	195,000	202,469
3.00% 2/1/30	45,000	44,109
3.375% 7/1/25	15,000	15,860
Ally Financial 8.00%
11/1/31	50,000	69,714
Avolon Holdings
Funding
144A 3.25%
2/15/27 #	10,000	9,936
144A 3.95%
7/1/24 #	75,000	78,463
Banco del Estado de
Chile 144A 2.704%
1/9/25 #	280,000	292,382
Bank of Georgia 144A
6.00% 7/26/23 #	255,000	272,094
DAE Sukuk DIFC 144A
3.75% 2/15/26 #	419,000	432,356
INEOS Quattro Finance
2 144A 3.375%
1/15/26 #	400,000	400,500
Oryx Funding 144A
5.80% 2/3/31 #	200,000	207,375
		2,680,062
Healthcare — 1.06%
Bausch Health 144A
5.50% 11/1/25 #	675,000	694,156
Centene
3.375% 2/15/30	530,000	535,796
4.625% 12/15/29	360,000	390,096
144A 5.375%
8/15/26 #	830,000	877,642
CHS
144A 4.75%
2/15/31 #	75,000	73,361
144A 6.625%
2/15/25 #	305,000	322,539
DaVita 144A 4.625%
6/1/30 #	275,000	280,530
Hadrian Merger Sub
144A 8.50%
5/1/26 #	410,000	426,835
HCA
5.375% 2/1/25	595,000	664,615
5.875% 2/1/29	350,000	408,347
Hill-Rom Holdings 144A
4.375% 9/15/27 #	400,000	413,000
Ortho-Clinical
Diagnostics 144A
7.25% 2/1/28 #	165,000	181,093
Tenet Healthcare 144A
6.125% 10/1/28 #	420,000	438,900
		5,706,910
Insurance — 0.30%
Brighthouse Financial
5.625% 5/15/30	15,000	17,601
GTCR AP Finance 144A
8.00% 5/15/27 #	16,000	17,220
HUB International 144A
7.00% 5/1/26 #	725,000	753,576
USI 144A 6.875%
5/1/25 #	825,000	842,007
		1,630,404
Media — 1.21%
AMC Networks
4.25% 2/15/29	930,000	905,587
5.00% 4/1/24	40,000	40,550
CCO Holdings
144A 4.50%
5/1/32 #	90,000	91,238
144A 5.375%
6/1/29 #	475,000	509,979
144A 5.875%
5/1/27 #	975,000	1,007,175
CSC Holdings 144A
3.375% 2/15/31 #	700,000	660,625
Gray Television
144A 4.75%
10/15/30 #	175,000	173,797
144A 7.00%
5/15/27 #	600,000	653,250
Netflix 5.875%
11/15/28	700,000	847,573
Sinclair Television Group
144A 5.125%
2/15/27 #	565,000	552,641
Sirius XM Radio 144A
5.50% 7/1/29 #	620,000	671,537
Terrier Media Buyer
144A 8.875%
12/15/27 #	370,000	398,832
		6,512,784
Real Estate Investment Trusts — 0.19%
CubeSmart 3.00%
2/15/30	149,000	151,557

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Real Estate Investment Trusts (continued)
Global Net Lease 144A
3.75% 12/15/27 #	74,000	$72,214
Iron Mountain 144A
5.25% 3/15/28 #	530,000	551,531
MGM Growth Properties
Operating Partnership
144A 3.875%
2/15/29 #	165,000	164,670
5.75% 2/1/27	50,000	55,200
		995,172
Services – 0.52%
GFL Environmental 144A
3.75% 8/1/25 #	143,000	145,413
H&E Equipment Services
144A 3.875%
12/15/28 #	200,000	194,750
Legends Hospitality
Holding 144A 5.00%
2/1/26 #	210,000	213,938
Prime Security Services
Borrower 144A
5.75% 4/15/26 #	968,000	1,048,634
Service Corp.
International 4.625%
12/15/27	499,000	526,757
United Rentals North
America 5.25%
1/15/30	305,000	331,588
Univar Solutions USA
144A 5.125%
12/1/27 #	320,000	333,539
		2,794,619
Technology – 0.41%
Broadcom 3.15%
11/15/25	15,000	15,998
CommScope
Technologies 144A
5.00% 3/15/27 #	340,000	337,452
Global Payments 2.65%
2/15/25	147,000	154,533
Go Daddy Operating
144A 3.50%
3/1/29 #	325,000	319,922
NXP 144A 4.875%
3/1/24 #	120,000	133,428
Oracle
2.875% 3/25/31	20,000	20,376
2.95% 4/1/30	30,000	30,958
3.65% 3/25/41	10,000	10,133
3.95% 3/25/51	10,000	10,327
SS&C Technologies 144A
5.50% 9/30/27 #	1,100,000	1,172,930
VeriSign 4.75% 7/15/27	25,000	26,578
		2,232,635
Transportation – 0.34%
Delta Air Lines 7.375%
1/15/26	781,000	914,142
Mileage Plus Holdings
144A 6.50%
6/20/27 #	375,000	411,563
Rutas 2 and 7 Finance
144A 3.241%
9/30/36 #, ^	302,000	215,930
Southwest Airlines
5.125% 6/15/27	40,000	46,023
5.25% 5/4/25	80,000	91,092
VistaJet Malta Finance
144A 10.50%
6/1/24 #	160,000	174,800
		1,853,550
Utilities – 0.68%
Calpine
144A 4.50%
2/15/28 #	135,000	136,337
144A 5.00%
2/1/31 #	380,000	371,450
144A 5.25%
6/1/26 #	245,000	252,289
Centrais Eletricas
Brasileiras 144A
3.625% 2/4/25 #	200,000	201,756
Duke Energy 4.875%
9/16/24 µ, ψ	125,000	132,375
Edison International
5.375% 3/15/26 µ, ψ	295,000	299,808
Entergy Mississippi
2.85% 6/1/28	90,000	93,699
Entergy Texas 3.55%
9/30/49	185,000	184,606
Evergy Kansas Central
3.45% 4/15/50	35,000	35,562
Infraestructura
Energetica Nova
144A 3.75%
1/14/28 #	275,000	293,219
Mong Duong Finance
Holdings 144A
5.125% 5/7/29 #	749,000	754,741

Schedules of investments
Delaware Total Return Fund

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Utilities (continued)
Pacific Gas and Electric
2.10% 8/1/27	10,000	$9,805
2.50% 2/1/31	15,000	14,165
3.25% 6/1/31	5,000	4,989
3.30% 8/1/40	5,000	4,541
PG&E 5.25% 7/1/30	335,000	355,519
Sempra Energy 4.875%
10/15/25 µ, ψ	20,000	21,450
Southern California
Edison
4.00% 4/1/47	35,000	36,112
4.20% 3/1/29	150,000	166,964
4.875% 3/1/49	90,000	104,725
UEP Penonome II 144A
6.50% 10/1/38 #	200,000	202,378
		3,676,490
Total Corporate Bonds
(cost $81,826,007)		84,186,250

Non-Agency Commercial Mortgage-Backed Securities –
0.51%
BANK
Series 2019-
BN21 A5 2.851%
10/17/52	100,000	103,886
Benchmark Mortgage
Trust
Series 2020-
B20 A5 2.034%
10/15/53	400,000	387,913
Cantor Commercial Real
Estate Lending
Series 2019-
CF2 A5 2.874%
11/15/52	350,000	365,321
GS Mortgage Securities
Trust
Series 2017-
GS5 A4 3.674%
3/10/50	350,000	385,677
Series 2017-
GS6 A3 3.433%
5/10/50	350,000	380,177
JPM-DB Commercial
Mortgage Securities
Trust
Series 2017-
C7 A5 3.409%
10/15/50	350,000	380,548
Morgan Stanley Bank of
America Merrill Lynch
Trust
Series 2016-
C29 A4 3.325%
5/15/49	350,000	377,650
Wells Fargo Commercial
Mortgage Trust
Series 2016-
BNK1 A3 2.652%
8/15/49	350,000	367,689
Total Non-Agency Commercial Mortgage-
Backed Securities
(cost $2,747,499)		2,748,861

Sovereign Bonds – 2.15%Δ
Armenia – 0.03%
Republic of Armenia
International Bond
144A 3.60% 2/2/31 #	200,000	183,928
		183,928
Dominican Republic – 0.17%
Dominican Republic
International Bond
144A 4.50%
1/30/30 #	913,000	924,412
		924,412
Egypt – 0.12%
Egypt Government
International Bonds
144A 5.75%
5/29/24 #	425,000	446,892
7.903% 2/21/48	200,000	188,893
		635,785
Gabon – 0.04%
Gabon Government
International Bond
144A 6.625%
2/6/31 #	200,000	193,761
		193,761
Georgia – 0.06%
Georgia Government
International Bond
6.875% 4/12/21	299,000	299,444
		299,444

		Principal
		amount°	Value (US $)
Sovereign BondsΔ (continued)
Honduras – 0.04%
Honduras Government
International Bond
144A 5.625%
6/24/30 #		200,000	$210,000
			210,000
Indonesia – 0.06%
Indonesia Government
International Bond
144A 4.125%
1/15/25 #		200,000	219,578
Indonesia Treasury Bond
6.125% 5/15/28	IDR	1,768,000,000	118,192
			337,770
Israel – 0.06%
Israel Government
International Bond
2.75% 7/3/30		300,000	314,638
			314,638
Ivory Coast – 0.11%
Ivory Coast Government
International Bonds
144A 4.875%
1/30/32 #	EUR	200,000	229,243
144A 6.125%
6/15/33 #		234,000	239,862
144A 6.875%
10/17/40 #	EUR	100,000	123,186
			592,291
Malaysia – 0.08%
Malaysia Government
Bond
3.955% 9/15/25	MYR	1,756,000	446,286
			446,286
Mexico – 0.08%
Mexico Government
International Bonds
4.50% 4/22/29		409,000	454,242
			454,242
Mongolia – 0.05%
Mongolia Government
International Bond
144A 5.625%
5/1/23 #		269,000	282,068
			282,068
Morocco – 0.11%
Morocco Government
International Bonds
144A 1.375%
3/30/26 #	EUR	270,000	318,981
144A 2.375%
12/15/27 #		300,000	290,957
			609,938
North Macedonia – 0.02%
North Macedonia
Government
International Bond
144A 3.675%
6/3/26 #	EUR	100,000	128,847
			128,847
Panama – 0.09%
Panama Government
International Bonds
2.252% 9/29/32		292,000	278,279
144A 3.75%
4/17/26 #		201,000	216,148
			494,427
Paraguay – 0.16%
Paraguay Government
International Bond
144A 4.95%
4/28/31 #		742,000	842,177
			842,177
Peru – 0.09%
Peruvian Government
International Bonds
2.392% 1/23/26		300,000	309,366
144A 5.35%
8/12/40 #	PEN	709,000	171,677
			481,043
Republic of Vietnam – 0.05%
Vietnam Government
International Bond
144A 4.80%
11/19/24 #		241,000	270,497
			270,497
Romania – 0.23%
Romania Government
Bond
4.15% 1/26/28	RON	1,890,000	487,710
Romanian Government
International Bonds
144A 2.625%
12/2/40 #	EUR	100,000	116,605

Schedules of investments
Delaware Total Return Fund

		Principal
		amount°	Value (US $)
Sovereign BondsΔ (continued)
Romania (continued)
Romanian Government
International Bonds
144A 3.00%
2/14/31 #		650,000	$651,459
			1,255,774
Senegal – 0.04%
Senegal Government
International Bond
144A 6.25%
5/23/33 #		200,000	200,165
			200,165
Serbia – 0.10%
Serbia International
Bonds
144A 2.125%
12/1/30 #		200,000	184,920
144A 3.125%
5/15/27 #	EUR	250,000	325,293
			510,213
Turkey – 0.04%
Turkey Government
International Bond
6.375% 10/14/25		200,000	198,654
			198,654
Ukraine – 0.11%
Ukraine Government
International Bond
144A 7.75% 9/1/21 #		561,000	572,246
			572,246
Uruguay – 0.14%
Uruguay Government
International Bonds
4.375% 1/23/31		345,000	401,116
4.50% 8/14/24		69,000	74,867
9.875% 6/20/22	UYU	10,774,000	253,605
			729,588
Uzbekistan – 0.07%
Republic of Uzbekistan
Bond
144A
4.75% 2/20/24 #		374,000	395,308
			395,308
Total Sovereign Bonds
(cost $11,620,173)			11,563,502

Supranational Banks – 0.14%
Banque Ouest Africaine
de Developpement
144A 4.70%
10/22/31 #		306,000	326,981
Central American Bank
For Economic
Integration
144A 2.00%
5/6/25 #		400,000	416,344
Total Supranational Banks
(cost $705,954)			743,325

US Treasury Obligations – 1.33%
US Treasury Bonds
1.375% 11/15/40		315,000	268,045
1.375% 8/15/50		170,000	132,706
1.625% 11/15/50		5,000	4,168
1.875% 2/15/51		200,000	177,531
4.375% 2/15/38		460,000	608,736
US Treasury Inflation
Indexed Note
0.125% 7/15/30		586,644	637,291
US Treasury Notes
0.375% 1/31/26		2,835,000	2,765,011
1.125% 2/15/31		2,525,000	2,385,928
US Treasury Strip
Principal
1.805% 5/15/44 ^		365,000	207,869
Total US Treasury Obligations
(cost $7,482,286)			7,187,285

		Number of
		shares
Common Stock – 56.52%
Communication Services – 4.30%
Alphabet Class A †		134	276,378
Alphabet Class C †		366	757,119
AT&T		27,355	828,036
Comcast Class A		78,267	4,235,027
Facebook Class A †		3,239	953,983
KDDI		56,200	1,723,179
Orange		107,520	1,324,562
Publicis Groupe		29,370	1,792,372
Take-Two Interactive
Software †		5,517	974,854
Verizon Communications		101,943	5,927,985
ViacomCBS Class B		5,853	263,970
Walt Disney †		22,213	4,098,743
			23,156,208
Consumer Discretionary – 5.99%
adidas AG †		4,580	1,429,751

	Number of
	shares	Value (US $)
Common Stock (continued)
Consumer Discretionary (continued)
Amazon.com †	1,065	$3,295,195
Best Buy	9,775	1,122,268
Buckle	28,761	1,129,732
Dollar Tree †	39,000	4,463,940
eBay	20,016	1,225,780
H & M Hennes & Mauritz
Class B †	47,760	1,075,953
Home Depot	7,121	2,173,685
Lowe’s	32,566	6,193,402
MercadoLibre †	129	189,906
Newell Brands	32,020	857,496
Next †	4,730	512,924
Ross Stores	5,536	663,822
Sodexo †	16,410	1,573,775
Sturm Ruger & Co.	13,301	878,797
Swatch Group	6,860	1,973,479
TJX	17,332	1,146,512
Tractor Supply	7,062	1,250,539
Whirlpool	4,883	1,075,969
		32,232,925
Consumer Staples – 6.55%
Altria Group	22,977	1,175,503
Archer-Daniels-Midland	74,900	4,269,300
Asahi Group Holdings	28,400	1,196,532
Clorox	4,853	936,047
Colgate-Palmolive	6,784	534,783
Conagra Brands	119,400	4,489,440
Danone	36,980	2,536,937
Diageo	70,810	2,918,310
Essity Class B	34,500	1,089,896
Kao	21,900	1,446,419
Kellogg	11,063	700,288
Kimberly-Clark	5,883	818,031
Kirin Holdings	23,600	451,965
Koninklijke Ahold Delhaize	63,540	1,769,692
Kroger	7,893	284,069
Lawson	16,100	789,551
Mondelez International
Class A	77,500	4,536,075
Nestle	21,610	2,408,504
Philip Morris International	13,252	1,175,982
Seven & i Holdings	43,100	1,737,234
		35,264,558
Energy – 1.09%
ConocoPhillips	73,968	3,918,085
Kinder Morgan	55,037	916,366
Williams	44,428	1,052,499
		5,886,950
Financials – 5.92%
AGNC Investment	48,409	811,335
American International
Group	91,800	4,242,078
Ameriprise Financial	5,011	1,164,807
Artisan Partners Asset
Management Class A	17,174	895,968
BlackRock	1,614	1,216,891
Discover Financial Services	42,700	4,056,073
Huntington Bancshares	39,269	617,309
Invesco	43,289	1,091,748
MetLife	89,720	5,454,079
Morgan Stanley	5,824	452,292
Principal Financial Group	17,689	1,060,632
Prudential Financial	11,518	1,049,290
S&P Global	2,823	996,152
Truist Financial	72,900	4,251,528
US Bancorp	81,800	4,524,358
		31,884,540
Healthcare – 8.90%
AbbVie	13,034	1,410,540
AmerisourceBergen	9,547	1,127,214
Amgen	5,170	1,286,348
Cardinal Health	71,200	4,325,400
Cigna	18,000	4,351,320
CVS Health	59,400	4,468,662
Eli Lilly and Co.	4,576	854,888
Fresenius Medical Care AG &
Co.	31,930	2,348,507
Humana	2,466	1,033,871
Johnson & Johnson	41,388	6,802,118
Merck & Co.	76,535	5,900,083
Molina Healthcare †	4,675	1,092,828
Novo Nordisk Class B	34,780	2,356,317
Pfizer	38,546	1,396,522
Roche Holding	6,500	2,100,645
Smith & Nephew	47,390	900,273
UnitedHealth Group	5,318	1,978,668
Viatris †	300,288	4,195,023
		47,929,227
Industrials – 4.35%
Caterpillar	19,606	4,546,043
Honeywell International	20,784	4,511,583
Lockheed Martin	2,922	1,079,679
Northrop Grumman	14,100	4,563,324
Raytheon Technologies	57,032	4,406,863
Secom	11,900	1,000,900
Securitas Class B	122,970	2,090,931

Schedules of investments
Delaware Total Return Fund

	Number of
	shares	Value (US $)
Common Stock (continued)
Industrials (continued)
United Parcel Service
Class B	7,240	$1,230,728
		23,430,051
Information Technology – 11.20%
Adobe †	2,922	1,389,031
Amadeus IT Group †	14,740	1,043,704
Apple	46,369	5,663,973
Broadcom	12,766	5,919,084
Cisco Systems	103,868	5,371,014
Cognizant Technology
Solutions Class A	57,145	4,464,167
Dropbox Class A †	38,180	1,017,879
Enphase Energy †	6,626	1,074,472
Fidelity National Information
Services	30,281	4,257,812
HP	37,912	1,203,706
International Business
Machines	9,587	1,277,564
Lam Research	2,308	1,373,814
Maxim Integrated Products	12,380	1,131,161
Microsoft	23,680	5,583,034
Monolithic Power Systems	2,773	979,451
Motorola Solutions	24,206	4,551,938
NetApp	16,946	1,231,466
NVIDIA	3,496	1,866,619
Oracle	61,300	4,301,421
Paychex	9,349	916,389
Paycom Software †	2,486	919,969
QUALCOMM	9,439	1,251,517
SAP	12,250	1,500,053
Western Union	39,042	962,776
Xilinx	8,379	1,038,158
		60,290,172
Materials – 1.45%
Air Liquide	13,580	2,218,390
Dow	17,916	1,145,549
DuPont de Nemours	57,700	4,459,056
		7,822,995
Real Estate – 0.10%
eXp World Holdings †	12,113	551,747
		551,747
REIT Diversified – 0.09%
Colony Capital †	34,332	222,471
Lexington Realty Trust	22,369	248,520
		470,991
REIT Healthcare – 0.77%
CareTrust REIT	8,903	207,306
Healthcare Trust of America
Class A	12,653	348,970
Healthpeak Properties	9,834	312,131
Medical Properties Trust	46,416	987,733
National Health Investors	2,598	187,784
Omega Healthcare Investors	22,452	822,417
Ventas	8,757	467,098
Welltower	11,080	793,660
		4,127,099
REIT Hotel – 0.31%
Gaming and Leisure
Properties	8,184	347,247
Host Hotels & Resorts †	17,580	296,223
VICI Properties	36,155	1,021,017
		1,664,487
REIT Industrial – 0.56%
Americold Realty Trust	9,953	382,892
Duke Realty	11,193	469,322
Prologis	18,637	1,975,522
Terreno Realty	2,784	160,832
		2,988,568
REIT Information Technology – 0.52%
CyrusOne	2,761	186,975
Digital Realty Trust	6,703	944,051
Equinix	2,162	1,469,274
QTS Realty Trust Class A	3,286	203,863
		2,804,163
REIT Mall – 0.37%
Simon Property Group	17,580	2,000,077
		2,000,077
REIT Manufactured Housing – 0.15%
Equity LifeStyle Properties	5,342	339,965
Sun Communities	3,037	455,671
		795,636
REIT Multifamily – 1.45%
American Homes 4 Rent
Class A	6,295	209,875
Apartment Income REIT	3,717	158,939
AvalonBay Communities	3,436	633,976
Camden Property Trust	2,250	247,298
Equity Residential	66,063	4,732,093
Essex Property Trust	2,231	606,475
Invitation Homes	16,495	527,675
Mid-America Apartment
Communities	1,687	243,535
UDR	10,309	452,153
		7,812,019

	Number of
	shares	Value (US $)
Common Stock (continued)
REIT Office – 0.29%
Alexandria Real Estate
Equities	3,752	$616,454
Boston Properties	4,668	472,682
Cousins Properties	3,415	120,720
Douglas Emmett	3,951	124,061
Highwoods Properties	2,505	107,565
SL Green Realty	1,744	122,062
		1,563,544
REIT Self-Storage – 0.57%
CubeSmart	3,407	128,887
Extra Space Storage	3,888	515,354
Iron Mountain	32,435	1,200,419
Life Storage	3,408	292,918
National Storage Affiliates
Trust	3,188	127,297
Public Storage	3,155	778,528
		3,043,403
REIT Shopping Center – 0.34%
Brixmor Property Group	16,478	333,350
Kimco Realty	10,385	194,719
Regency Centers	6,937	393,397
Retail Opportunity
Investments	12,015	190,678
SITE Centers	20,465	277,505
Urban Edge Properties	15,137	250,063
Weingarten Realty Investors	7,991	215,038
		1,854,750
REIT Single Tenant – 0.24%
Four Corners Property Trust	5,447	149,248
National Retail Properties	5,648	248,907
Realty Income	10,378	659,003
Spirit Realty Capital	4,838	205,615
		1,262,773
REIT Specialty – 0.10%
Lamar Advertising Class A	1,207	113,361
Outfront Media †	11,832	258,293
WP Carey	2,590	183,268
		554,922
Utilities – 0.91%
Edison International	74,700	4,377,420
PPL	17,956	517,851
		4,895,271
Total Common Stock
(cost $269,983,026)		304,287,076

Convertible Preferred Stock – 2.75%
2020 Mandatory
Exchangeable Trust
144A 6.50% exercise
price $47.09, maturity
date 5/16/23 #	1,006	1,932,727
AMG Capital Trust II
5.15% exercise price
$195.47, maturity
date 10/15/37	21,373	1,190,209
Bank of America 7.25%
exercise price
$50.00 **	826	1,154,748
El Paso Energy Capital
Trust I 4.75% exercise
price $34.49, maturity
date 3/31/28	55,197	2,767,026
Elanco Animal Health
5.00% exercise price
$38.40, maturity date
2/1/23	38,358	1,759,865
Essential Utilities 6.00%
exercise price $42.29,
maturity date
4/30/22	28,600	1,635,634
Lyondellbasell Advanced
Polymers 6.00%
exercise price
$52.33 **	3,098	3,285,429
QTS Realty Trust 6.50%
exercise price
$46.72 **	7,700	1,081,927
Total Convertible Preferred Stock
(cost $13,390,625)		14,807,565

Exchange-Traded Funds – 7.93%
iShares Core MSCI Emerging
Markets ETF	228,130	14,682,447
iShares MSCI EAFE ETF	1,450	110,012
iShares Russell 1000 Growth
ETF	90,510	21,997,550
iShares Trust iShares ESG
Aware MSCI EAFE ETF	3,350	254,265
Vanguard Mega Cap Growth
ETF	27,264	5,645,556
Total Exchange-Traded Funds
(cost $37,995,465)		42,689,830

Schedules of investments
Delaware Total Return Fund

	Principal
	amount°	Value (US $)
Limited Liability Corporation – 1.30%
Sc Hixson Pp
0.000%
1/7/20 =, †, Π	7,200,000	$6,973,200
Total Limited Liability Corporation
(cost $6,912,000)		6,973,200

	Number of
	shares
Short-Term Investments – 0.21%
Money Market Mutual Funds – 0.21%
BlackRock FedFund –
Institutional Shares
(seven-day effective
yield 0.01%)	283,992	283,992
Fidelity Investments
Money Market
Government Portfolio
– Class I (seven-day
effective yield 0.01%)	283,992	283,992
GS Financial Square
Government Fund –
Institutional Shares
(seven-day effective
yield 0.03%)	283,992	283,992
Morgan Stanley
Government Portfolio
– Institutional Share
Class (seven-day
effective yield 0.00%)	283,992	283,992
Total Short-Term Investments
(cost $1,135,968)		1,135,968
Total Value of
Securities–99.84%
(cost $488,935,209)		$537,499,684

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2021, the aggregate value of Rule 144A securities was $70,510,822, which represents 13.10% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2021. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
Δ	Securities have been classified by country of origin.
†	Non-income producing security.
**	Perpetual security with no stated maturity date.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
Π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At March 31, 2021, the aggregate value of restricted securities was $6,973,200, which represented 1.30% of the Fund’s net assets. See Note 9 in “Notes to financial statements” and the following table, for additional details on restricted securities.

Restricted Securities

Investments	Date of Acquisition	Cost	Value
Sc Hixson Pp	1/7/20	$6,912,000	$6,973,200

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at March 31, 2021:1

Foreign Currency Exchange Contracts

	Currency to				Settlement	Unrealized	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Appreciation	Depreciation
BNYM	CHF	18,235	USD	(19,380)	4/1/21	$—	$(85)
BNYM	DKK	(148,826)	USD	23,415	4/6/21	—	(49)
BNYM	EUR	(1,838)	USD	2,152	4/1/21	—	(4)
BNYM	GBP	123,537	USD	(169,718)	4/1/21	590	—
BNYM	GBP	205,743	USD	(284,210)	4/6/21	—	(566)
BNYM	JPY	(635,773)	USD	5,762	4/1/21	21	—
BNYM	SEK	(163,012)	USD	18,670	4/6/21	4	—
JPMCB	CNY	3,588,745	USD	(550,513)	4/28/21	—	(4,845)
JPMCB	EUR	(1,681,834)	USD	2,007,149	4/28/21	33,717	—
JPMCB	KZT	536,858,600	USD	(1,274,820)	4/28/21	—	(20,447)
JPMCB	MXN	20,507	USD	(989)	4/28/21	10	—
Total Foreign Currency Exchange Contracts						$34,342	$(25,996)

Futures Contracts
Exchange-Traded

							Variation
							Margin
			Notional		Value/	Value/	Due from
		Notional	Cost	Expiration	Unrealized	Unrealized	(Due to)
Contracts to Buy (Sell)		Amount	(Proceeds)	Date	Appreciation	Depreciation	Brokers
(28)	US Treasury 10 yr Notes	$(3,666,250)	$(3,758,493)	6/21/21	$92,243	$—	$7,000
1	US Treasury 10 yr Ultra Notes	143,688	148,745	6/21/21	—	(5,057)	(344)
Total Futures Contracts			$(3,609,748)		$92,243	$(5,057)	$6,656

Swap Contracts
CDS Contracts2

Counterparty/				Upfront
Reference Obligation/				Payments		Variation Margin
Termination Date/	Notional	Annual Protection		Paid	Unrealized	Due from
Payment Frequency	Amount[3]	Payments	Value	(Received)	Depreciation[4]	(Due to) Brokers
Over-The-Counter:
Protection Purchased/
Moody’s Ratings:
JPMCB-Republic of Turkey
11.875% 3/20/22 BB
06/20/26-
Quarterly	200,000	1.000%	$33,224	$34,791	$(1,567)	$—
			$33,224	$34,791	$(1,567)	$—

[1]	See Note 6 in "Notes to Financial statements".
[2]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[3]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.

Schedules of investments
Delaware Total Return Fund

[4]	Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $22.

The use of foreign currency exchange contracts, futures contracts, and swap contracts involve elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts and notional amounts presented on the previous page represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin is reflected in the Fund’s net assets.

Summary of abbreviations:
AG – Aktiengesellschaft
BNYM – Bank of New York Mellon
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
DB – Deutsche Bank
DIFC – Dubai International Financial Centre
EAFE – Europe, Australasia, and Far East
ESG – Environmental, Social, and Governance
ETF – Exchange-Traded Fund
GNMA – Government National Mortgage Association
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
JPMCB – JPMorgan Chase Bank
JSC – Joint Stock Company
LIBOR – London interbank offered rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
MSCI – Morgan Stanley Capital International
REIT – Real Estate Investment Trust
S&P – Standard & Poor’s Financial Services LLC
S.F.– Single Family
yr – Year

Summary of currencies:
CHF – Swiss Franc
CNY – China Yuan Renminbi
DKK – Danish Krone
EUR – European Monetary Unit
GBP – British Pound Sterling
IDR – Indonesia Rupiah
JPY – Japanese Yen
KZT – Kazakhstan Tenge
MXN – Mexican Peso
MYR – Malaysia Ringgit
PEN – Peruvian Sol
RON – Romania New Leu
SEK – Swedish Krona
USD – US Dollar
UYU – Uruguay Peso

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities
Delaware Group® Equity Funds IV (Trust)
March 31, 2021 (Unaudited)

	Delaware	Delaware	Delaware
	Equity Income	Growth and	Growth Equity
	Fund	Income Fund	Fund
Assets:
Investments, at value*	$322,577,733	$1,120,960,163	$637,393,104
Cash	—	7,244,438	—
Receivable for securities sold	1,920,774	6,666,583	—
Dividends and interest receivable	607,263	2,079,668	237,166
Receivable for fund shares sold	385,806	896,412	514,871
Prepaid expenses	2,834	10,884	5,871
Other assets	19,982	57,616	24,395
Total Assets	325,514,392	1,137,915,764	638,175,407
Liabilities:
Payable for securities purchased	2,415,623	15,629,427	—
Payable for fund shares redeemed	992,142	2,510,392	1,114,090
Investment management fees payable to affiliates	177,397	589,139	342,368
Distribution fees payable to affiliates	67,638	234,793	106,229
Dividend disbursing and transfer agent fees and expenses payable to non-affiliates	66,164	253,313	113,899
Accounting and administration fees payable to non-affiliates	20,625	43,857	30,013
Reports and statements to shareholders expenses payable to non-affiliates	15,380	49,358	23,814
Audit and tax fees payable	11,364	451	7,165
Registration fees payable	8,885	21,392	14,483
Other accrued expenses	6,641	19,025	9,035
Custody fees payable	3,115	7,969	5,405
Dividend disbursing and transfer agent fees and expenses payable to affiliates	2,274	7,890	4,456
Trustees’ fees and expenses payable to affiliates	1,702	5,900	3,474
Accounting and administration expenses payable to affiliates	1,252	3,506	2,128
Reports and statements to shareholders expenses payable to affiliates	463	1,610	915
Legal fees payable to affiliates	376	1,304	767
Total Liabilities	3,791,041	19,379,326	1,778,241
Total Net Assets	$321,723,351	$1,118,536,438	$636,397,166

Net Assets Consist of:
Paid-in capital	$267,609,628	$925,179,219	$326,949,831
Total distributable earnings (loss)	54,113,723	193,357,219	309,447,335
Total Net Assets	$321,723,351	$1,118,536,438	$636,397,166

Statements of assets and liabilities
Delaware Group® Equity Funds IV (Trust)

	Delaware	Delaware	Delaware
	Equity Income	Growth and	Growth Equity
	Fund	Income Fund	Fund
Net Asset Value

Class A:
Net assets	$320,018,508	$1,113,116,270	$507,084,489
Shares of beneficial interest outstanding, unlimited authorization, no par	43,927,923	78,670,833	33,141,692
Net asset value per share	$7.29	$14.15	$15.30
Sales charge	5.75%	5.75%	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$7.73	$15.01	$16.23

Institutional Class:
Net assets	$1,675,520	$5,194,859	$128,063,066
Shares of beneficial interest outstanding, unlimited authorization, no par	228,126	366,603	8,125,839
Net asset value per share	$7.34	$14.17	$15.76

Class R6:
Net assets	$29,323	$225,309	$1,249,611
Shares of beneficial interest outstanding, unlimited authorization, no par	4,030	15,809	78,641
Net asset value per share	$7.28	$14.25	$15.89
____________________
* Investments, at cost	$280,544,910	$951,247,464	$380,823,985

See accompanying notes, which are an integral part of the financial statements.

		Delaware
	Delaware	Special	Delaware
	Opportunity	Situations	Global Equity
	Fund	Fund	Fund
Assets:
Investments, at value*	$719,944,941	$371,163,601	$277,561,243
Foreign currencies, at valueΔ	—	—	136,567
Receivable for securities sold	4,829,729	2,798,982	396,560
Dividends and interest receivable	735,774	379,238	616,378
Receivable for fund shares sold	441,696	560,611	192,192
Prepaid expenses	4,998	1,891	—
Foreign tax reclaims receivable	2,955	—	1,069,368
Unrealized appreciation on foreign currency exchange contracts	—	—	3,713
Other assets	37,070	23,221	19,900
Total Assets	725,997,163	374,927,544	279,995,921
Liabilities:
Payable for fund shares redeemed	1,767,731	804,333	499,992
Investment management fees payable to affiliates	451,989	242,038	198,985
Distribution fees payable to affiliates	152,513	79,684	55,124
Dividend disbursing and transfer agent fees and expenses payable to non-affiliates	147,051	81,932	63,713
Reports and statements to shareholders expenses payable to non-affiliates	33,150	20,742	18,302
Accounting and administration fees payable to non-affiliates	32,150	21,968	19,478
Registration fees payable	10,384	5,244	8,604
Other accrued expenses	10,380	3,743	5,995
Custody fees payable	8,294	8,329	35,364
Audit and tax fees payable	6,555	11,787	12,309
Dividend disbursing and transfer agent fees and expenses payable to affiliates	5,125	2,687	1,957
Trustees’ fees and expenses payable to affiliates	3,877	2,012	1,493
Accounting and administration expenses payable to affiliates	2,396	1,418	1,125
Reports and statements to shareholders expenses payable to affiliates	1,041	—	393
Legal fees payable to affiliates	856	560	330
Payable for securities purchased	—	—	5,687,754
Unrealized depreciation on foreign currency exchange contracts	—	—	3,702
Total Liabilities	2,633,492	1,286,477	6,614,620
Total Net Assets	$723,363,671	$373,641,067	$273,381,301

Net Assets Consist of:
Paid-in capital	$547,695,785	$292,985,345	$242,251,176
Total distributable earnings (loss)	175,667,886	80,655,722	31,130,125
Total Net Assets	$723,363,671	$373,641,067	$273,381,301

Statements of assets and liabilities
Delaware Group® Equity Funds IV (Trust)

		Delaware
	Delaware	Special	Delaware
	Opportunity	Situations	Global Equity
	Fund	Fund	Fund
Net Asset Value

Class A:
Net assets	$719,660,961	$370,677,697	$256,481,292
Shares of beneficial interest outstanding, unlimited authorization, no par	22,003,837	13,593,967	36,749,604
Net asset value per share	$32.71	$27.27	$6.98
Sales charge	5.75%	5.75%	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$34.71	$28.93	$7.41

Institutional Class:
Net assets	$3,364,067	$2,692,667	$16,867,519
Shares of beneficial interest outstanding, unlimited authorization, no par	98,248	96,139	2,307,367
Net asset value per share	$34.24	$28.01	$7.31

Class R6:
Net assets	$338,643	$270,703	$32,490
Shares of beneficial interest outstanding, unlimited authorization, no par	9,917	9,557	4,386
Net asset value per share	$34.15	$28.33	$7.41
____________________
* Investments, at cost	$544,054,755	$283,390,958	$256,734,337
Δ Foreign currencies, at cost	—	—	135,030

See accompanying notes, which are an integral part of the financial statements.

	Delaware	Delaware	Delaware
	International	Floating Rate II	Fund for
	Fund	Fund	Income
Assets:
Investments, at value*	$292,968,928	$51,608,043	$400,921,185
Cash	75,806	67,621	138,713
Foreign currencies, at valueΔ	279,409	—	—
Foreign tax reclaims receivable	1,423,687	—	—
Receivable for fund shares sold	818,273	59,131	231,128
Dividends and interest receivable	685,852	197,846	5,145,363
Unrealized appreciation on foreign currency exchange contracts	4,129	—	—
Receivable for securities sold	—	4,216,990	6,181,724
Other assets	12,749	7,682	46,040
Total Assets	296,268,833	56,157,313	412,664,153
Liabilities:
Payable for securities purchased	4,067,172	6,808,899	13,925,015
Payable for fund shares redeemed	931,057	131,533	563,582
Investment management fees payable to affiliates	210,680	12,276	224,722
Dividend disbursing and transfer agent fees and expenses payable to non-affiliates	58,365	10,127	54,157
Custody fees payable	45,112	2,151	4,327
Distribution fees payable to affiliates	36,132	6,743	74,360
Accounting and administration fees payable to non-affiliates	19,829	12,693	23,493
Reports and statements to shareholders expenses payable to non-affiliates	18,012	6,823	26,656
Audit and tax fees payable	12,288	21,954	15,406
Registration fees payable	11,840	8,850	7,759
Unrealized depreciation on foreign currency exchange contracts	7,042	—	—
Other accrued expenses	4,983	13,989	22,610
Dividend disbursing and transfer agent fees and expenses payable to affiliates	2,064	350	2,879
Trustees’ fees and expenses payable to affiliates	1,566	276	2,279
Accounting and administration expenses payable to affiliates	1,168	480	1,495
Legal fees payable to affiliates	458	61	615
Reports and statements to shareholders expenses payable to affiliates	419	70	570
Distribution payable	—	2,609	138,737
Total Liabilities	5,428,187	7,039,884	15,088,662
Total Net Assets	$290,840,646	$49,117,429	$397,575,491

Net Assets Consist of:
Paid-in capital	$271,893,972	$57,048,304	$431,868,312
Total distributable earnings (loss)	18,946,674	(7,930,875)	(34,292,821)
Total Net Assets	$290,840,646	$49,117,429	$397,575,491

Statements of assets and liabilities
Delaware Group® Equity Funds IV (Trust)

	Delaware	Delaware	Delaware
	International	Floating Rate II	Fund for
	Fund	Fund	Income
Net Asset Value

Class A:
Net assets	$166,395,002	$31,104,746	$347,445,439
Shares of beneficial interest outstanding, unlimited authorization, no par	12,462,442	3,303,738	139,264,671
Net asset value per share	$13.35	$9.42	$2.49
Sales charge	5.75%	2.75%	4.50%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$14.16	$9.69	$2.61

Institutional Class:
Net assets	$124,295,107	$17,988,797	$50,070,207
Shares of beneficial interest outstanding, unlimited authorization, no par	9,049,975	1,912,943	20,219,964
Net asset value per share	$13.73	$9.40	$2.48

Class R6:
Net assets	$150,537	$23,886	$59,845
Shares of beneficial interest outstanding, unlimited authorization, no par	10,893	2,534	23,865
Net asset value per share	$13.82	$9.43	$2.51
____________________
* Investments, at cost	$276,835,683	$50,544,814	$387,533,343
Δ Foreign currencies, at cost	280,555	—	—

See accompanying notes, which are an integral part of the financial statements.

	Delaware
	International	Delaware
	Opportunities	Investment
	Bond Fund	Grade Fund
Assets:
Investments, at value*	$19,381,932	$229,986,696
Cash	183,613	—
Cash collateral due from brokers	63,031	—
Foreign currencies, at valueΔ	45,545	—
Receivable for securities sold	439,622	130,115
Foreign tax reclaims receivable	141,713	—
Dividends and interest receivable	92,180	1,884,579
Receivable for fund shares sold	77,675	185,206
Unrealized appreciation on foreign currency exchange contracts	23,684	—
Variation margin due from HSBC on futures contracts	2,835	—
Receivable due from Advisor	2,106	—
Other assets	4,781	19,124
Total Assets	20,458,717	232,205,720
Liabilities:
Due to custodian	—	413,443
Payable for fund shares redeemed	292,057	569,208
Unrealized depreciation on foreign currency exchange contracts	169,600	—
Audit and tax fees payable	22,233	18,028
Other accrued expenses	16,904	17,139
Reports and statements to shareholders expenses payable to non-affiliates	12,247	19,854
Accounting and administration fees payable to non-affiliates	11,868	18,319
Dividend disbursing and transfer agent fees and expenses payable to non-affiliates	6,874	40,406
Custody fees payable	6,133	3,397
Registration fees payable	5,186	6,169
Distribution fees payable to affiliates	4,558	48,492
Legal fees payable to affiliates	2,656	402
Accounting and administration expenses payable to affiliates	402	991
Dividend disbursing and transfer agent fees and expenses payable to affiliates	155	1,622
Trustees’ fees and expenses payable to affiliates	127	1,310
Reports and statements to shareholders expenses payable to affiliates	29	325
Payable for securities purchased	—	4,964,614
Distribution payable	—	19,537
Investment management fees payable to affiliates	—	85,072
Total Liabilities	551,029	6,228,328
Total Net Assets	$19,907,688	$225,977,392

Net Assets Consist of:
Paid-in capital	$28,796,232	$222,873,510
Total distributable earnings (loss)	(8,888,544)	3,103,882
Total Net Assets	$19,907,688	$225,977,392

Statements of assets and liabilities
Delaware Group® Equity Funds IV (Trust)

	Delaware
	International	Delaware
	Opportunities	Investment
	Bond Fund	Grade Fund
Net Asset Value

Class A:
Net assets	$19,396,628	$224,353,273
Shares of beneficial interest outstanding, unlimited authorization, no par	2,330,033	23,261,886
Net asset value per share	$8.32	$9.64
Sales charge	4.50%	4.50%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$8.71	$10.09

Institutional Class:
Net assets	$506,520	$1,567,889
Shares of beneficial interest outstanding, unlimited authorization, no par	60,027	161,621
Net asset value per share	$8.44	$9.70

Class R6:
Net assets	$4,540	$56,230
Shares of beneficial interest outstanding, unlimited authorization, no par	532	5,811
Net asset value per share	$8.53	$9.68
____________________
* Investments, at cost	$18,675,968	$228,454,831
Δ Foreign currencies, at cost	45,781	—

See accompanying notes, which are an integral part of the financial statements.

	Delaware Limited Duration Bond Fund	Delaware Strategic Income II Fund	Delaware Covered Call Strategy Fund
Assets:
Investments, at value*	$159,637,368	$84,005,348	$153,889,620
Cash	—	64,041	—
Cash collateral due from brokers	—	19,620	—
Foreign currencies, at valueΔ	—	181,582	—
Dividends and interest receivable	962,489	701,005	72,381
Receivable for securities sold	162,068	—	42,224
Receivable for fund shares sold	92,344	106,222	302,503
Unrealized appreciation on foreign currency exchange contracts	—	41,816	—
Prepaid expenses	—	—	336
Other assets	10,216	4,822	11,236
Total Assets	160,864,485	85,124,456	154,318,300
Liabilities:
Options written, at valueΣ	—	—	4,672,165
Due to custodian	1	—	—
Payable for securities purchased	2,278,746	—	2,888,368
Payable for fund shares redeemed	409,409	201,786	437,019
Investment management fees payable to affiliates	45,317	40,386	94,359
Dividend disbursing and transfer agent fees and expenses payable to non-affiliates	29,568	13,773	36,334
Distribution fees payable to affiliates	19,563	18,332	23,443
Audit and tax fees payable	19,267	12,022	16,556
Accounting and administration fees payable to non-affiliates	16,052	13,814	16,522
Other accrued expenses	12,876	16,591	3,088
Reports and statements to shareholders expenses payable to non-affiliates	10,109	11,375	12,246
Registration fees payable	9,304	6,992	11,364
Distribution payable	6,617	4,638	—
Custody fees payable	1,733	2,518	1,311
Dividend disbursing and transfer agent fees and expenses payable to affiliates	1,133	611	1,022
Trustees’ fees and expenses payable to affiliates	906	487	793
Accounting and administration expenses payable to affiliates	794	585	750
Reports and statements to shareholders expenses payable to affiliates	227	122	210
Legal fees payable to affiliates	200	585	175
Unrealized depreciation on foreign currency exchange contracts	—	2,049	—
Variation margin due to HSBC on future contracts	—	1,688	—
Total Liabilities	2,861,822	348,354	8,215,725
Total Net Assets	$158,002,663	$84,776,102	$146,102,575

Net Assets Consist of:
Paid-in capital	$189,329,190	$90,296,210	$112,671,345
Total distributable earnings (loss)	(31,326,527)	(5,520,108)	33,431,230
Total Net Assets	$158,002,663	$84,776,102	$146,102,575

Statements of assets and liabilities
Delaware Group® Equity Funds IV (Trust)

	Delaware Limited Duration Bond Fund	Delaware Strategic Income II Fund	Delaware Covered Call Strategy Fund
Net Asset Value

Class A:
Net assets	$151,290,483	$84,462,895	$110,403,936
Shares of beneficial interest outstanding, unlimited authorization, no par	16,149,285	8,729,960	8,723,718
Net asset value per share	$9.37	$9.68	$12.66
Sales charge	2.75%	4.50%	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$9.63	$10.14	$13.43

Institutional Class:
Net assets	$6,659,147	$313,207	$35,614,439
Shares of beneficial interest outstanding, unlimited authorization, no par	708,802	32,400	2,821,542
Net asset value per share	$9.39	$9.67	$12.62

Class R6:
Net assets	$53,033	$—	$84,200
Shares of beneficial interest outstanding, unlimited authorization, no par	5,635	—	6,704
Net asset value per share	$9.41	$—	$12.56
____________________
*Investments, at cost	$156,799,212	$81,576,662	$108,690,605
Δ Foreign currencies, at cost	—	183,394	—
Σ Premium received	—	—	(4,717,126)

See accompanying notes, which are an integral part of the financial statements.

	Delaware Hedged U.S. Equity Opportunities Fund	Delaware Premium Income Fund	Delaware Total Return Fund
Assets:
Investments, at value*	$82,900,169	$67,549,457	$537,499,684
Cash collateral due from brokers	996,193	—	41,287
Foreign currencies, at valueΔ	19,419	—	36,000
Receivable for fund shares sold	294,334	22,058	315,961
Receivable for securities sold	146,760	1,015,407	1,541,803
Dividends and interest receivable	63,744	70,580	2,010,522
Unrealized appreciation on foreign currency exchange contracts	7,881	—	34,342
Foreign tax reclaims receivable	2,329	—	98,580
Variation margin due from HSBC on futures contracts	—	—	6,656
Upfront payments paid on credit default swap contracts	—	—	34,791
Other assets	5,108	2,452	29,462
Total Assets	84,435,937	68,659,954	541,649,088
Liabilities:
Options written, at valueΣ	313,075	13,810,993	—
Due to custodian	33,451	—	118,390
Payable for securities purchased	2,222,523	1,902,722	1,460,418
Payable for fund shares redeemed	250,125	139,221	1,008,585
Investment management fees payable to affiliates	66,073	29,586	297,197
Audit and tax fees payable	18,166	17,260	5,094
Custody fees payable	15,333	835	24,511
Accounting and administration fees payable to non-affiliates	13,492	12,739	27,449
Variation margin due to Morgan Stanley on futures contracts	13,268	—	—
Dividend disbursing and transfer agent fees and expenses payable to non-affiliates	12,781	11,837	114,550
Distribution fees payable to affiliates	10,765	5,665	114,504
Registration fees payable	7,782	9,184	4,092
Unrealized depreciation on foreign currency exchange contracts	6,403	—	25,996
Reports and statements to shareholders expenses payable to non-affiliates	6,000	3,806	30,398
Other accrued expenses	2,584	1,914	24,972
Accounting and administration expenses payable to affiliates	563	486	1,876
Dividend disbursing and transfer agent fees and expenses payable to affiliates	557	365	3,829
Trustees’ fees and expenses payable to affiliates	430	283	2,960
Reports and statements to shareholders expenses payable to affiliates	117	76	775
Legal fees payable to affiliates	95	63	1,015
Distribution payable	—	—	2
Unrealized depreciation on credit default swap contracts	—	—	1,567
Swap payments payable	—	—	56
Total Liabilities	2,993,583	15,947,035	3,268,236
Total Net Assets	$81,442,354	$52,712,919	$538,380,852

Net Assets Consist of:
Paid-in capital	$67,503,721	$58,436,633	$462,510,406
Total distributable earnings (loss)	13,938,633	(5,723,714)	75,870,446
Total Net Assets	$81,442,354	$52,712,919	$538,380,852

Statements of assets and liabilities
Delaware Group® Equity Funds IV (Trust)

	Delaware Hedged U.S. Equity Opportunities Fund	Delaware Premium Income Fund	Delaware Total Return Fund
Net Asset Value

Class A:
Net assets	$50,186,102	$26,472,655	$536,944,844
Shares of beneficial interest outstanding, unlimited authorization, no par	5,085,531	2,610,381	32,514,296
Net asset value per share	$9.87	$10.14	$16.51
Sales charge	5.75%	5.75%	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$10.47	$10.76	$17.52

Institutional Class:
Net assets	$31,202,074	$26,202,981	$1,370,651
Shares of beneficial interest outstanding, unlimited authorization, no par	3,091,250	2,581,565	82,646
Net asset value per share	$10.09	$10.15	$16.58

Class R6:
Net assets	$54,178	$37,283	$65,357
Shares of beneficial interest outstanding, unlimited authorization, no par	5,362	7,178	3,931
Net asset value per share	$10.10	$5.19	$16.63
____________________
*Investments, at cost	$71,188,454	$55,452,188	$488,935,209
Δ Foreign currencies, at cost	19,406	—	36,309
Σ Premium received	(639,690)	(11,801,898)	—

See accompanying notes, which are an integral part of the financial statements.

Statements of operations
Delaware Group® Equity Funds IV (Trust)

Six months ended March 31, 2021 (Unaudited)

	Delaware Equity Income Fund	Delaware Growth and Income Fund	Delaware Growth Equity Fund
Investment Income:
Dividends	$4,674,073	$14,627,887	$2,578,997
Interest	—	9	—
	4,674,073	14,627,896	2,578,997

Expenses:
Management fees	1,023,276	3,346,769	1,987,815
Distribution expenses — Class A	391,868	1,344,534	616,336
Dividend disbursing and transfer agent fees and expenses	189,909	701,608	377,596
Accounting and administration expenses	44,140	104,225	68,155
Reports and statements to shareholders expenses	37,598	114,532	62,654
Audit and tax fees	25,276	36,468	29,645
Registration fees	22,005	37,005	28,005
Legal fees	15,567	44,534	21,015
Trustees’ fees and expenses	8,441	28,867	16,711
Custodian fees	6,291	18,493	10,806
Other	8,264	15,633	10,001
	1,772,635	5,792,668	3,228,739
Less expenses waived	(18,372)	(182)	—
Less expenses paid indirectly	(1,164)	(3,836)	(1,600)
Total operating expenses	1,753,099	5,788,650	3,227,139
Net Investment Income (Loss)	2,920,974	8,839,246	(648,142)
Net Realized and Unrealized Gain:
Net realized gain on:
Investments	21,154,815	51,448,501	62,738,866
Distributions from investment companies	3	11	2
Net realized gain	21,154,818	51,448,512	62,738,868

Net change in unrealized appreciation (depreciation) of:
Investments	46,475,459	183,511,935	65,804,523
Net change in unrealized appreciation (depreciation)	46,475,459	183,511,935	65,804,523
Net Realized and Unrealized Gain	67,630,277	234,960,447	128,543,391
Net Increase in Net Assets Resulting from Operations	$70,551,251	$243,799,693	$127,895,249

See accompanying notes, which are an integral part of the financial statements.

Statements of operations
Delaware Group® Equity Funds IV (Trust)

	Delaware Opportunity Fund	Delaware Special Situations Fund	Delaware Global Equity Fund
Investment Income:
Dividends	$15,555,758	$4,057,370	$2,891,569
Interest	—	6	—
Foreign tax withheld	—	—	(229,798)
	15,555,758	4,057,376	2,661,771

Expenses:
Management fees	2,497,981	1,271,449	1,202,626
Distribution expenses — Class A	842,267	419,615	332,545
Dividend disbursing and transfer agent fees and expenses	450,989	241,831	185,940
Accounting and administration expenses	72,593	45,995	41,654
Reports and statements to shareholders expenses	62,798	33,351	33,994
Audit and tax fees	30,962	26,866	25,979
Registration fees	23,505	18,005	21,505
Legal fees	22,988	9,985	10,490
Trustees’ fees and expenses	17,916	8,779	7,673
Custodian fees	14,929	11,426	41,383
Other	12,973	8,928	10,309
	4,049,901	2,096,230	1,914,098
Less expenses waived	(951)	(178)	(4,402)
Less expenses paid indirectly	(2,488)	(1,693)	(1,080)
Total operating expenses	4,046,462	2,094,359	1,908,616
Net Investment Income	11,509,296	1,963,017	753,155
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	10,222,998	9,246,194	14,056,971
Distributions from investment companies	3	3	—
Foreign currencies	—	—	(3,248)
Foreign currency exchange contracts	—	—	(96,859)
Net realized gain	10,223,001	9,246,197	13,956,864

Net change in unrealized appreciation (depreciation) of:
Investments	211,807,093	141,741,852	12,034,296
Foreign currencies	—	—	(29,434)
Foreign currency exchange contracts	—	—	1,073
Net change in unrealized appreciation (depreciation)	211,807,093	141,741,852	12,005,935
Net Realized and Unrealized Gain	222,030,094	150,988,049	25,962,799
Net Increase in Net Assets Resulting from Operations	$233,539,390	$152,951,066	$26,715,954

See accompanying notes, which are an integral part of the financial statements.

	Delaware	Delaware	Delaware
	International Fund	Floating Rate II Fund	Fund for Income
Investment Income:
Dividends	$2,615,982	$261	$1,533
Interest	—	1,435,634	11,179,263
Foreign tax withheld	(325,642)	—	—
	2,290,340	1,435,895	11,180,796

Expenses:
Management fees	1,232,363	134,708	1,363,708
Distribution expenses — Class A	218,561	42,786	453,147
Dividend disbursing and transfer agent fees and expenses	201,169	32,056	197,065
Accounting and administration expenses	42,192	23,674	52,376
Reports and statements to shareholders expenses	36,910	9,828	56,944
Audit and tax fees	26,019	28,826	33,164
Registration fees	23,503	18,505	20,005
Legal fees	10,571	2,090	17,549
Trustees’ fees and expenses	7,807	1,515	11,585
Custodian fees	49,964	1,983	8,237
Other	9,370	12,224	19,110
	1,858,429	308,195	2,232,890
Less expenses waived	—	(43,246)	(13)
Less expenses paid indirectly	(1,054)	(238)	(1,303)
Total operating expenses	1,857,375	264,711	2,231,574
Net Investment Income	432,965	1,171,184	8,949,222
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	13,728,710	393,872	11,158,527
Distributions from investment companies	—	1	8
Foreign currencies	17,201	—	—
Foreign currency exchange contracts	(159,320)	—	—
Net realized gain	13,586,591	393,873	11,158,535

Net change in unrealized appreciation (depreciation) of:
Investments	15,897,240	682,763	6,214,092
Foreign currencies	(33,521)	—	—
Foreign currency exchange contracts	(1,911)	—	—
Net change in unrealized appreciation (depreciation)	15,861,808	682,763	6,214,092
Net Realized and Unrealized Gain	29,448,399	1,076,636	17,372,627
Net Increase in Net Assets Resulting from Operations	$29,881,364	$2,247,820	$26,321,849
See accompanying notes, which are an integral part of the financial statements.

Statements of operations
Delaware Group® Equity Funds IV (Trust)

	Delaware		Delaware
	International Opportunities	Delaware	Limited Duration Bond
	Bond Fund	Investment Grade Fund	Fund
Investment Income:
Dividends	$24	$285	$510
Interest	91,123	3,865,623	1,388,758
Foreign tax withheld	(2,488)	—	—
	88,659	3,865,908	1,389,268

Expenses:
Management fees	101,868	625,637	421,866
Distribution expenses — Class A	30,705	310,848	201,083
Dividend disbursing and transfer agent fees and expenses	18,875	123,559	88,733
Accounting and administration expenses	21,581	39,099	32,692
Reports and statements to shareholders expenses	14,064	38,897	21,971
Audit and tax fees	28,267	31,192	29,813
Registration fees	15,006	18,755	21,005
Legal fees	4,632	10,567	8,778
Trustees’ fees and expenses	800	7,027	4,728
Custodian fees	6,467	5,793	3,495
Other	11,172	14,382	12,002
	253,437	1,225,756	846,166
Less expenses waived	(78,161)	(24,959)	(150,990)
Less waived distribution
expenses — Class A	—	—	(80,433)
Less expenses paid indirectly	(183)	(939)	(709)
Total operating expenses	175,093	1,199,858	614,034
Net Investment Income (Loss)	(86,434)	2,666,050	775,234
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	284,820	4,555,531	253,693
Distributions from investment companies	—	—	3
Foreign currencies	859,118	—	46,783
Foreign currency exchange contracts	(161,262)	—	(971)
Futures contracts	90,215	(236,324)	—
Options written	1,485	—	—
Options purchased	(2,874)	—	—
Net realized gain	1,071,502	4,319,207	299,508

Net change in unrealized appreciation (depreciation) of:
Investments	(1,330,840)	(6,155,031)	(344,943)
Foreign currencies	(433)	—	—
Foreign currency exchange contracts	(165,531)	—	—
Futures contracts	44,727	(15,327)	—
Net change in unrealized appreciation (depreciation)	(1,452,077)	(6,170,358)	(344,943)
Net Realized and Unrealized Loss	(380,575)	(1,851,151)	(45,435)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(467,009)	$814,899	$729,799

See accompanying notes, which are an integral part of the financial statements.

		Delaware	Delaware
	Delaware	Covered Call Strategy	Hedged U.S. Equity
	Strategic Income II Fund	Fund	Opportunities Fund
Investment Income:
Dividends	$845	$1,529,991	$506,080
Interest	2,076,663	—	174
Foreign tax withheld	—	—	(2,167)
	2,077,508	1,529,991	504,087

Expenses:
Management fees	253,822	605,670	439,679
Distribution expenses — Class A	115,135	144,615	66,701
Dividend disbursing and transfer agent fees and expenses	42,410	104,637	43,067
Accounting and administration expenses	26,691	32,334	25,437
Reports and statements to shareholders expenses	16,137	18,998	11,569
Audit and tax fees	20,228	27,427	25,808
Registration fees	14,505	22,005	18,505
Legal fees	8,042	6,254	2,645
Trustees’ fees and expenses	2,587	4,167	2,078
Custodian fees	3,319	2,690	14,770
Other	12,525	7,421	6,561
	515,401	976,218	656,820
Less expenses waived	—	(26,959)	(70,219)
Less expenses paid indirectly	(342)	(697)	(282)
Total operating expenses	515,059	948,562	586,319
Net Investment Income (Loss)	1,562,449	581,429	(82,232)
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,500,683	19,476,210	9,892,728
Distributions from investment companies	1	2	1
Foreign currencies	(20,520)	—	3,152
Foreign currency exchange contracts	(22,186)	—	(108,028)
Futures contracts	(130,516)	—	(3,706,816)
Options written	—	(1,477,964)	524,304
Options purchased	—	—	(1,042,548)
Net realized gain	1,327,462	17,998,248	5,562,793

Net change in unrealized appreciation (depreciation) of:
Investments	1,275,785	6,092,096	2,501,719
Foreign currencies	(2,207)	—	(481)
Foreign currency exchange contracts	26,709	—	(43,281)
Futures contracts	(23,854)	—	(10,219)
Options purchased	—	—	(617,910)
Options written	—	(2,521,348)	312,411
Net change in unrealized appreciation (depreciation)	1,276,433	3,570,748	2,142,239
Net Realized and Unrealized Gain	2,603,895	21,568,996	7,705,032
Net Increase in Net Assets Resulting from Operations	$4,166,344	$22,150,425	$7,622,800

See accompanying notes, which are an integral part of the financial statements.

Statements of operations
Delaware Group® Equity Funds IV (Trust)

	Delaware	Delaware
	Premium Income Fund	Total Return Fund
Investment Income:
Dividends	$923,671	$5,029,750
Interest	—	3,036,661
Foreign tax withheld	—	(52,129)
	923,671	8,014,282

Expenses:
Management fees	227,512	1,775,545
Distribution expenses — Class A	35,931	686,485
Dividend disbursing and transfer agent fees and expenses	32,533	330,352
Accounting and administration expenses	23,912	62,628
Reports and statements to shareholders expenses	9,250	61,538
Audit and tax fees	24,067	37,328
Registration fees	19,005	17,005
Legal fees	2,451	31,097
Trustees’ fees and expenses	1,590	14,989
Custodian fees	1,391	31,456
Other	6,177	31,178
	383,819	3,079,601
Less expenses waived	(49,871)	(29)
Less expenses paid indirectly	(207)	(2,181)
Total operating expenses	333,741	3,077,391
Net Investment Income	589,930	4,936,891
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,807,933	32,104,628
Distributions from investment companies	—	4
Foreign currencies	—	24,630
Foreign currency exchange contracts	—	(50,082)
Futures contracts	—	90,631
Options written	(7,267,768)	—
Swap contracts	—	(19,242)
Net realized gain (loss)	(5,459,835)	32,150,569

Net change in unrealized appreciation (depreciation) of:
Investments	13,122,252	45,959,723
Foreign currencies	—	(5,852)
Foreign currency exchange contracts	—	13,283
Futures contracts	—	90,165
Options written	(3,073,324)	—
Swap contracts	—	5,451
Net change in unrealized appreciation (depreciation)	10,048,928	46,062,770
Net Realized and Unrealized Gain	4,589,093	78,213,339
Net Increase in Net Assets Resulting from Operations	$5,179,023	$83,150,230

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Group® Equity Funds IV (Trust)

	Delaware Equity Income Fund		Delaware Growth and Income Fund
	Six months		Six months
	ended		ended
	3/31/21	Year ended	3/31/21	Year ended
	(Unaudited)	9/30/20	(Unaudited)	9/30/20
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,920,974	$5,835,970	$8,839,246	$20,834,476
Net realized gain	21,154,818	106,713,928	51,448,512	355,058,601
Net change in unrealized appreciation (depreciation)	46,475,459	(144,981,746)	183,511,935	(480,016,900)
Net increase (decrease) in net assets resulting from operations	70,551,251	(32,431,848)	243,799,693	(104,123,823)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(21,376,536)	(132,797,526)	(59,746,361)	(491,601,820)
Institutional Class[1]	(90,142)	(336,217)	(281,805)	(2,861,172)
Class R6[2]	(5,968)	(386,245)	(14,749)	(1,904,446)
	(21,472,646)	(133,519,988)	(60,042,915)	(496,367,438)

Capital Share Transactions:
Proceeds from shares sold:
Class A	4,758,552	21,226,285	17,170,346	57,869,184
Institutional Class[1]	889,192	903,185	1,635,522	3,311,866
Class R6[2]	—	179,886	—	352,004

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	21,306,246	131,262,560	59,587,341	487,454,636
Institutional Class[1]	90,142	311,497	281,291	2,801,661
Class R6[2]	5,968	386,245	14,749	1,904,446
	27,050,100	154,269,658	78,689,249	553,693,797
Cost of shares redeemed:
Class A	(59,815,550)	(151,101,932)	(170,325,481)	(390,939,730)
Institutional Class[1]	(423,487)	(1,704,420)	(1,554,882)	(20,418,470)
Class R6[2]	(687,973)	(819,926)	(2,623,163)	(2,837,045)
	(60,927,010)	(153,626,278)	(174,503,526)	(414,195,245)
Increase (decrease) in net assets derived from capital share transactions	(33,876,910)	643,380	(95,814,277)	139,498,552
Net Increase (Decrease) in Net Assets	15,201,695	(165,308,456)	87,942,501	(460,992,709)

Net Assets:
Beginning of period	306,521,656	471,830,112	1,030,593,937	1,491,586,646
End of period	$321,723,351	$306,521,656	$1,118,536,438	$1,030,593,937

[1]	On October 4, 2019, Advisor Class shares were reorganized into Institutional Class shares. See Notes to Financial Statements.
[2]	On October 4, 2019, Institutional Class shares were reorganized into Class R6 shares. See Notes to Financial Statements.

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Group® Equity Funds IV (Trust)

	Delaware Growth Equity Fund		Delaware Opportunity Fund
	Six months		Six months
	ended		ended
	3/31/21	Year ended	3/31/21	Year ended
	(Unaudited)	9/30/20	(Unaudited)	9/30/20
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(648,142)	$(1,004,744)	$11,509,296	$4,486,312
Net realized gain	62,738,868	52,514,563	10,223,001	152,637,370
Net change in unrealized appreciation (depreciation)	65,804,523	86,054,104	211,807,093	(265,065,831)
Net increase (decrease) in net assets resulting from operations	127,895,249	137,563,923	233,539,390	(107,942,149)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(44,227,719)	(51,258,363)	(5,426,910)	(260,597,869)
Institutional Class[1]	(11,172,975)	(14,562,190)	(29,402)	(1,436,451)
Class R6[2]	(70,466)	(406,462)	—	(621,869)
	(55,471,160)	(66,227,015)	(5,456,312)	(262,656,189)

Capital Share Transactions:
Proceeds from shares sold:
Class A	18,265,486	41,056,959	10,649,879	42,545,399
Institutional Class[1]	9,838,881	30,743,036	888,725	1,619,419
Class R6[2]	425,357	1,185,958	13,114	306,732

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	44,114,353	50,800,590	5,409,732	258,629,421
Institutional Class[1]	11,166,619	14,146,829	29,402	1,387,018
Class R6[2]	70,466	406,461	—	621,869
	83,881,162	138,339,833	16,990,852	305,109,858
Cost of shares redeemed:
Class A	(85,318,916)	(184,763,540)	(122,881,202)	(249,059,513)
Institutional Class[1]	(29,417,353)	(79,327,920)	(1,020,206)	(8,988,193)
Class R6[2]	(3,005,790)	(2,450,659)	(870,684)	(1,403,898)
	(117,742,059)	(266,542,119)	(124,772,092)	(259,451,604)
Increase (decrease) in net assets derived from capital share transactions	(33,860,897)	(128,202,286)	(107,781,240)	45,658,254
Net Increase (Decrease) in Net Assets	38,563,192	(56,865,378)	120,301,838	(324,940,084)

Net Assets:
Beginning of period	597,833,974	654,699,352	603,061,833	928,001,917
End of period	$636,397,166	$597,833,974	$723,363,671	$603,061,833

[1]	On October 4, 2019, Advisor Class shares were reorganized into Institutional Class shares. See Notes to Financial Statements.
[2]	On October 4, 2019, Institutional Class shares were reorganized into Class R6 shares. See Notes to Financial Statements.

See accompanying notes, which are an integral part of the financial statements.

	Delaware Special Situations Fund		Delaware Global Equity Fund
	Six months		Six months
	ended		ended
	3/31/21	Year ended	3/31/21	Year ended
	(Unaudited)	9/30/20	(Unaudited)	9/30/20
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,963,017	$2,031,784	$753,155	$2,848,858
Net realized gain	9,246,197	10,977,956	13,956,864	63,037,800
Net change in unrealized appreciation (depreciation)	141,741,852	(99,306,662)	12,005,935	(55,098,902)
Net increase (decrease) in net assets resulting from operations	152,951,066	(86,296,922)	26,715,954	10,787,756

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(2,583,918)	(61,185,155)	(12,688,395)	(47,492,756)
Institutional Class[1]	(17,234)	(770,700)	(805,368)	(3,789,098)
Class R6[2]	—	(512,755)	(2,751)	(280,865)
	(2,601,152)	(62,468,610)	(13,496,514)	(51,562,719)

Capital Share Transactions:
Proceeds from shares sold:
Class A	7,104,069	25,379,018	4,086,302	12,759,103
Institutional Class[1]	676,805	712,931	1,036,418	4,378,398
Class R6[2]	6,601	239,477	—	187,613

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	2,571,192	60,626,889	12,628,543	46,817,307
Institutional Class[1]	17,234	762,955	805,368	3,775,915
Class R6[2]	—	512,756	2,751	280,865
	10,375,901	88,234,026	18,559,382	68,199,201
Cost of shares redeemed:
Class A	(64,757,627)	(140,048,785)	(43,717,210)	(95,565,732)
Institutional Class[1]	(535,435)	(10,709,016)	(3,265,383)	(62,707,530)
Class R6[2]	(1,610,673)	(1,843,915)	(1,295,296)	(886,084)
	(66,903,735)	(152,601,716)	(48,277,889)	(159,159,346)
Decrease in net assets derived from capital share transactions	(56,527,834)	(64,367,690)	(29,718,507)	(90,960,145)
Net Increase (Decrease) in Net Assets	93,822,080	(213,133,222)	(16,499,067)	(131,735,108)

Net Assets:
Beginning of period	279,818,987	492,952,209	289,880,368	421,615,476
End of period	$373,641,067	$279,818,987	$273,381,301	$289,880,368

[1]	On October 4, 2019, Advisor Class shares were reorganized into Institutional Class shares. See Notes to Financial Statements.
[2]	On October 4, 2019, Institutional Class shares were reorganized into Class R6 shares. See Notes to Financial Statements.

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Group® Equity Funds IV (Trust)

	Delaware International Fund		Delaware Floating Rate II Fund
	Six months		Six months
	ended		ended
	3/31/21	Year ended	3/31/21	Year ended
	(Unaudited)	9/30/20	(Unaudited)	9/30/20
Increase (Decrease) in Net Assets from Operations:
Net investment income	$432,965	$2,712,753	$1,171,184	$3,320,311
Net realized gain (loss)	13,586,591	74,163,613	393,873	(5,353,093)
Net change in unrealized appreciation (depreciation)	15,861,808	(82,933,600)	682,763	1,436,341
Net increase (decrease) in net assets resulting from operations	29,881,364	(6,057,234)	2,247,820	(596,441)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(6,817,877)	(49,806,205)	(876,098)	(2,059,949)
Institutional Class[1]	(4,272,806)	(40,763,845)	(525,190)	(1,246,501)
Class R6[2]	(3,432)	(265,508)	(878)	(8,588)
	(11,094,115)	(90,835,558)	(1,402,166)	(3,315,038)

Capital Share Transactions:
Proceeds from shares sold:
Class A	4,278,771	14,607,095	1,683,514	4,323,821
Institutional Class[1]	22,775,174	24,233,739	1,595,295	7,073,440
Class R6[2]	107,749	89,509	11,436	37,937

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	6,808,702	49,436,814	853,739	1,951,824
Institutional Class[1]	4,272,639	40,743,288	523,359	1,245,190
Class R6[2]	3,432	265,507	878	8,526
	38,246,467	129,375,952	4,668,221	14,640,738
Cost of shares redeemed:
Class A	(33,041,336)	(84,935,960)	(9,637,332)	(30,601,440)
Institutional Class[1]	(22,914,060)	(106,750,647)	(5,922,856)	(25,617,049)
Class R6[2]	(597,582)	(809,844)	(24,242)	(498,219)
	(56,552,978)	(192,496,451)	(15,584,430)	(56,716,708)
Decrease in net assets derived from capital share transactions	(18,306,511)	(63,120,499)	(10,916,209)	(42,075,970)
Net Increase (Decrease) in Net Assets	480,738	(160,013,291)	(10,070,555)	(45,987,449)

Net Assets:
Beginning of period	290,359,908	450,373,199	59,187,984	105,175,433
End of period	$290,840,646	$290,359,908	$49,117,429	$59,187,984

[1]	On October 4, 2019, Advisor Class shares were reorganized into Institutional Class shares. See Notes to Financial Statements.
[2]	On October 4, 2019, Institutional Class shares were reorganized into Class R6 shares. See Notes to Financial Statements.

See accompanying notes, which are an integral part of the financial statements.

	Delaware Fund for Income		Delaware International Opportunities Bond Fund
	Six months		Six months
	ended		ended
	3/31/21	Year ended	3/31/21	Year ended
	(Unaudited)	9/30/20	(Unaudited)	9/30/20
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$8,949,222	$20,941,392	$(86,434)	$(106,275)
Net realized gain (loss)	11,158,535	(9,692,375)	1,071,502	(14,548,557)
Net change in unrealized appreciation (depreciation)	6,214,092	1,251,885	(1,452,077)	15,184,926
Net increase (decrease) in net assets resulting from operations	26,321,849	12,500,902	(467,009)	530,094

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(8,824,145)	(20,400,146)	(15,856)	(821,223)
Institutional Class[1]	(1,460,186)	(1,778,391)	(4,694)	(403,633)
Class R6[2]	(6,400)	(107,851)	(45)	(2,235)
	(10,290,731)	(22,286,388)	(20,595)	(1,227,091)

Capital Share Transactions:
Proceeds from shares sold:
Class A	7,202,931	16,392,900	441,495	1,919,739
Institutional Class[1]	14,612,735	38,225,414	120,072	5,353,939
Class R6[2]	—	532,879	69	22,037

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	7,889,845	17,763,208	16,626	801,982
Institutional Class[1]	1,458,455	1,769,367	4,013	400,490
Class R6[2]	6,426	75,326	45	2,242
	31,170,392	74,759,094	582,320	8,500,429
Cost of shares redeemed:
Class A	(51,637,808)	(131,925,616)	(7,474,092)	(18,457,164)
Institutional Class[1]	(19,979,741)	(16,786,090)	(7,947,394)	(47,282,622)
Class R6[2]	(1,030,590)	(35,990,791)	(45,157)	(13,932,868)
	(72,648,139)	(184,702,497)	(15,466,643)	(79,672,654)
Decrease in net assets derived from capital share transactions	(41,477,747)	(109,943,403)	(14,884,323)	(71,172,225)
Net Decrease in Net Assets	(25,446,629)	(119,728,889)	(15,371,927)	(71,869,222)

Net Assets:
Beginning of period	423,022,120	542,751,009	35,279,615	107,148,837
End of period	$397,575,491	$423,022,120	$19,907,688	$35,279,615

[1]	On October 4, 2019, Advisor Class shares were reorganized into Institutional Class shares. See Notes to Financial Statements.
[2]	On October 4, 2019, Institutional Class shares were reorganized into Class R6 shares. See Notes to Financial Statements.

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Group® Equity Funds IV (Trust)

	Delaware Investment Grade Fund		Delaware Limited Duration Bond Fund
	Six months		Six months
	ended		ended
	3/31/21	Year ended	3/31/21	Year ended
	(Unaudited)	9/30/20	(Unaudited)	9/30/20
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,666,050	$6,384,676	$775,234	$3,361,425
Net realized gain	4,319,207	34,799,499	299,508	5,472,166
Net change in unrealized appreciation (depreciation)	(6,170,358)	(19,361,448)	(344,943)	(1,570,236)
Net increase in net assets resulting from operations	814,899	21,822,727	729,799	7,263,355

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(10,663,642)	(19,441,002)	(1,742,005)	(4,252,782)
Institutional Class[1]	(76,262)	(232,440)	(95,735)	(496,616)
Class R6[2]	(6,499)	(87,278)	(1,189)	(33,191)
	(10,746,403)	(19,760,720)	(1,838,929)	(4,782,589)

Capital Share Transactions:
Proceeds from shares sold:
Class A	10,842,705	19,207,882	17,957,178	27,449,762
Institutional Class[1]	289,855	11,685,210	243,125	4,839,112
Class R6[2]	15,741	195,934	—	49,703

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	10,450,637	18,777,046	1,691,614	4,067,179
Institutional Class[1]	76,233	230,007	95,707	479,570
Class R6[2]	6,488	74,930	1,188	11,506
	21,681,659	50,171,009	19,988,812	36,896,832
Cost of shares redeemed:
Class A	(51,562,465)	(138,898,358)	(36,869,987)	(85,051,361)
Institutional Class[1]	(490,497)	(21,586,748)	(2,309,697)	(52,937,018)
Class R6[2]	(729,189)	(22,705,241)	(255,449)	(47,834,532)
	(52,782,151)	(183,190,347)	(39,435,133)	(185,822,911)
Decrease in net assets derived from capital share transactions	(31,100,492)	(133,019,338)	(19,446,321)	(148,926,079)
Net Decrease in Net Assets	(41,031,996)	(130,957,331)	(20,555,451)	(146,445,313)

Net Assets:
Beginning of period	267,009,388	397,966,719	178,558,114	325,003,427
End of period	$225,977,392	$267,009,388	$158,002,663	$178,558,114

[1]	On October 4, 2019, Advisor Class shares were reorganized into Institutional Class shares. See Notes to Financial Statements.
[2]	On October 4, 2019, Institutional Class shares were reorganized into Class R6 shares. See Notes to Financial Statements.

See accompanying notes, which are an integral part of the financial statements.

	Delaware Strategic Income II Fund		Delaware Covered Call Strategy Fund
	Six months		Six months
	ended		ended
	3/31/21	Year ended	3/31/21	Year ended
	(Unaudited)	9/30/20	(Unaudited)	9/30/20
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,562,449	$3,427,632	$581,429	$2,532,386
Net realized gain (loss)	1,327,462	(4,281,528)	17,998,248	(4,963,332)
Net change in unrealized appreciation (depreciation)	1,276,433	5,465,531	3,570,748	(13,267,870)
Net increase (decrease) in net assets resulting from operations	4,166,344	4,611,635	22,150,425	(15,698,816)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(1,696,444)	(3,972,577)	(534,598)	(1,835,673)
Institutional Class[1]	(6,009)	(16,312)	(215,348)	(673,147)
Class R6[2]	—	—	(772)	(12,223)
	(1,702,453)	(3,988,889)	(750,718)	(2,521,043)

Capital Share Transactions:
Proceeds from shares sold:
Class A	2,422,062	11,353,228	2,563,035	18,268,580
Institutional Class[1]	157,602	211,229	2,058,970	7,106,153
Class R6[2]	—	—	34,613	76,426

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,658,304	3,814,699	531,043	1,811,286
Institutional Class[1]	5,937	16,134	199,277	625,930
Class R6[2]	—	—	582	11,557
	4,243,905	15,395,290	5,387,520	27,899,932
Cost of shares redeemed:
Class A	(21,094,152)	(53,922,946)	(30,570,465)	(96,821,816)
Institutional Class[1]	(164,707)	(489,108)	(9,597,228)	(31,441,208)
Class R6[2]	—	—	(205,647)	(1,233,538)
	(21,258,859)	(54,412,054)	(40,373,340)	(129,496,562)
Decrease in net assets derived from capital share transactions	(17,014,954)	(39,016,764)	(34,985,820)	(101,596,630)
Net Decrease in Net Assets	(14,551,063)	(38,394,018)	(13,586,113)	(119,816,489)

Net Assets:
Beginning of period	99,327,165	137,721,183	159,688,688	279,505,177
End of period	$84,776,102	$99,327,165	$146,102,575	$159,688,688

[1]	On October 4, 2019, Advisor Class shares were reorganized into Institutional Class shares. See Notes to Financial Statements.
[2]	On October 4, 2019, Institutional Class shares were reorganized into Class R6 shares. See Notes to Financial Statements.

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Group® Equity Funds IV (Trust)

	Delaware Hedged U.S. Equity Opportunities Fund		Delaware Premium Income Fund
	Six months		Six months
	ended		ended
	3/31/21	Year ended	3/31/21	Year ended
	(Unaudited)	9/30/20	(Unaudited)	9/30/20
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(82,232)	$(39,903)	$589,930	$2,189,714
Net realized gain (loss)	5,562,793	20,051,043	(5,459,835)	(9,955,759)
Net change in unrealized appreciation (depreciation)	2,142,239	(11,743,058)	10,048,928	1,029,161
Net increase (decrease) in net assets resulting from operations	7,622,800	8,268,082	5,179,023	(6,736,884)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(12,646,227)	(11,099,496)	(276,078)	(1,633,590)
Institutional Class[1]	(4,921,276)	(4,445,817)	(309,367)	(1,969,385)
Class R6[2]	(22,403)	(49,879)	(1,001)	(3,282)
	(17,589,906)	(15,595,192)	(586,446)	(3,606,257)

Capital Share Transactions:
Proceeds from shares sold:
Class A	4,061,650	7,719,313	567,653	7,031,159
Institutional Class[1]	14,780,237	6,202,399	2,516,307	13,762,407
Class R6[2]	36,346	80,032	—	27,712

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	12,579,722	10,953,456	272,978	1,601,078
Institutional Class[1]	4,921,276	4,430,714	289,600	1,869,625
Class R6[2]	22,403	49,879	875	3,073
	36,401,634	29,435,793	3,647,413	24,295,054
Cost of shares redeemed:
Class A	(14,891,779)	(36,331,747)	(8,152,574)	(33,215,498)
Institutional Class[1]	(4,941,258)	(33,680,974)	(11,649,719)	(45,142,958)
Class R6[2]	(82,578)	(353,825)	—	(20,372)
	(19,915,615)	(70,366,546)	(19,802,293)	(78,378,828)
Increase (decrease) in net assets derived from capital share transactions	16,486,019	(40,930,753)	(16,154,880)	(54,083,774)
Net Increase (Decrease) in Net Assets	6,518,913	(48,257,863)	(11,562,303)	(64,426,915)

Net Assets:
Beginning of period	74,923,441	123,181,304	64,275,222	128,702,137
End of period	$81,442,354	$74,923,441	$52,712,919	$64,275,222

[1]	On October 4, 2019, Advisor Class shares were reorganized into Institutional Class shares. See Notes to Financial Statements.
[2]	On October 4, 2019, Institutional Class shares were reorganized into Class R6 shares. See Notes to Financial Statements.

See accompanying notes, which are an integral part of the financial statements.

	Delaware Total Return Fund
	Six months
	ended
	3/31/21	Year ended
	(Unaudited)	9/30/20
Increase (Decrease) in Net Assets from Operations:
Net investment income	$4,936,891	$12,357,635
Net realized gain	32,150,569	102,760,183
Net change in unrealized appreciation (depreciation)	46,062,770	(149,042,507)
Net increase (decrease) in net assets resulting from operations	83,150,230	(33,924,689)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(6,493,133)	(156,963,527)
Institutional Class[1]	(14,153)	(193,281)
Class R6[2]	(2,617)	(363,775)

Return of capital:
Class A	—	(250,419)
Institutional Class	—	(348)
Class R6	—	(345)
	(6,509,903)	(157,771,695)

Capital Share Transactions:
Proceeds from shares sold:
Class A	10,017,520	37,411,499
Institutional Class[1]	1,053,111	1,066,775
Class R6[2]	735	156,157

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	6,432,664	155,382,017
Institutional Class[1]	14,153	176,086
Class R6[2]	2,617	364,120
	17,520,800	194,556,654
Cost of shares redeemed:
Class A	(106,007,932)	(252,634,094)
Institutional Class[1]	(595,961)	(1,432,600)
Class R6[2]	(727,691)	(1,293,618)
	(107,331,584)	(255,360,312)
Decrease in net assets derived from capital share transactions	(89,810,784)	(60,803,658)
Net Decrease in Net Assets	(13,170,457)	(252,500,042)

Net Assets:
Beginning of period	551,551,309	804,051,351
End of period	$538,380,852	$551,551,309

[1]	On October 4, 2019, Advisor Class shares were reorganized into Institutional Class shares. See Notes to Financial Statements.
[2]	On October 4, 2019, Institutional Class shares were reorganized into Class R6 shares. See Notes to Financial Statements.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Equity Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/21[1]	Year ended
	(Unaudited)	9/30/20[2]	9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$6.24	$9.68	$11.09	$10.71	$9.72	$8.99

Income (loss) from investment operations:
Net investment income[3]	0.06	0.11	0.15	0.26	0.16	0.16
Net realized and unrealized gain (loss)	1.52	(0.51)	(0.16)	0.65	1.22	1.08
Total from investment operations	1.58	(0.40)	(0.01)	0.91	1.38	1.24

Less dividends and distributions from:
Net investment income	(0.08)	(0.13)	(0.26)	(0.17)	(0.21)	(0.16)
Net realized gain	(0.45)	(2.91)	(1.14)	(0.36)	(0.18)	(0.35)
Total dividends and distributions	(0.53)	(3.04)	(1.40)	(0.53)	(0.39)	(0.51)

Net asset value, end of period	$7.29	$6.24	$9.68	$11.09	$10.71	$9.72

Total return[4]	25.20% [5]	(7.89% )	1.83%	8.68%	14.46%	14.16%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$320,019	$304,917	$468,634	$545,810	$564,918	$529,327
Ratio of expenses to average net assets[6]	1.11%	1.16%	1.19%	1.20%	1.20%	1.22%
Ratio of expenses to average net assets prior to fees waived[6]	1.12%	1.16%	1.19%	1.20%	1.20%	1.22%
Ratio of net investment income to average net assets	1.85%	1.56%	1.58%	2.42%	1.58%	1.72%
Ratio of net investment income to average net assets prior to fees waived	1.84%	1.56%	1.58%	2.42%	1.58%	1.72%
Portfolio turnover	35%	114% [7]	39%	35%	15%	22%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Class A shares of First Investors Equity Income Fund were reorganized into Class A shares of Delaware Equity Income Fund. See Notes to Financial Statements. The Class A shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors Equity Income Fund Class A shares.
[3]	The average shares outstanding have been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Delaware Equity Income Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/21[1]	Year ended
	(Unaudited)	9/30/20[2]		9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$6.28	$9.73		$11.16	$10.77	$9.74	$9.00

Income (loss) from investment operations:
Net investment income[3]	0.07	0.13		0.20	0.31	0.19	0.20
Net realized and unrealized gain (loss)	1.53	(0.53)		(0.20)	0.65	1.23	1.08
Total from investment operations	1.60	(0.40)		—	0.96	1.42	1.28

Less dividends and distributions from:
Net investment income	(0.09)	(0.14)		(0.29)	(0.21)	(0.21)	(0.19)
Net realized gain	(0.45)	(2.91)		(1.14)	(0.36)	(0.18)	(0.35)
Total dividends and distributions	(0.54)	(3.05)		(1.43)	(0.57)	(0.39)	(0.54)

Net asset value, end of period	$7.34	$6.28		$9.73	$11.16	$10.77	$9.74

Total return[4]	25.30% [5]	(7.72%	)[5]	1.97%	9.09%	14.87%	14.63%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,675	$926		$1,786	$80,387	$71,611	$54,576
Ratio of expenses to average net assets[6]	0.85%	0.89%		0.86%	0.85%	0.84%	0.85%
Ratio of expenses to average net assets prior to fees waived[6]	0.88%	0.94%		0.86%	0.85%	0.84%	0.85%
Ratio of net investment income to average net assets	2.09%	1.86%		2.08%	2.79%	1.94%	2.08%
Ratio of net investment income to average net assets prior to fees waived	2.06%	1.81%		2.08%	2.79%	1.94%	2.08%
Portfolio turnover	35%	114%	[7]	39%	35%	15%	22%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Advisor Class shares of First Investors Equity Income Fund were reorganized into Institutional Class shares of Delaware Equity Income Fund. See Notes to Financial Statements. The Institutional Class shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors Equity Income Fund Advisor Class shares.
[3]	The average shares outstanding have been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Equity Income Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/21[1]	Year ended
	(Unaudited)	9/30/20[2]		9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$6.23	$9.67		$11.12	$10.72	$9.78	$9.04

Income (loss) from investment operations:
Net investment income[3]	0.08	0.14		0.19	0.31	0.37	0.20
Net realized and unrealized gain (loss)	1.52	(0.52)		(0.17)	0.66	1.06	1.09
Total from investment operations	1.60	(0.38)		0.02	0.97	1.43	1.29

Less dividends and distributions from:
Net investment income	(0.10)	(0.15)		(0.33)	(0.21)	(0.31)	(0.20)
Net realized gain	(0.45)	(2.91)		(1.14)	(0.36)	(0.18)	(0.35)
Total dividends and distributions	(0.55)	(3.06)		(1.47)	(0.57)	(0.49)	(0.55)

Net asset value, end of period	$7.28	$6.23		$9.67	$11.12	$10.72	$9.78

Total return[4]	25.38% [5]	(7.54%	)[5]	2.18%	9.21%	14.84%	14.67%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$29	$679		$1,411	$2,499	$2,193	$2,448
Ratio of expenses to average net assets[6]	0.81%	0.82%		0.81%	0.80%	0.80%	0.78%
Ratio of expenses to average net assets prior to fees waived[6]	0.82%	0.88%		0.81%	0.80%	0.80%	0.78%
Ratio of net investment income to average net assets	2.62%	1.92%		1.94%	2.81%	2.02%	2.08%
Ratio of net investment income to average net assets prior to fees waived	2.61%	1.86%		1.94%	2.81%	2.02%	2.08%
Portfolio turnover	35%	114%	[7]	39%	35%	15%	22%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Institutional Class shares of First Investors Equity Income Fund were reorganized into Class R6 shares of Delaware Equity Income Fund. See Notes to Financial Statements. The Class R6 shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors Equity Income Fund Institutional Class shares.
[3]	The average shares outstanding have been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Delaware Growth and Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/21[1]	Year ended
	(Unaudited)	9/30/20[2]	9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$11.94	$19.85	$24.41	$23.30	$21.51	$20.35

Income (loss) from investment operations:
Net investment income[3]	0.11	0.23	0.27	0.26	0.25	0.26
Net realized and unrealized gain (loss)	2.95	(0.95)	(0.54)	2.11	2.66	2.07
Total from investment operations	3.06	(0.72)	(0.27)	2.37	2.91	2.33

Less dividends and distributions from:
Net investment income	(0.15)	(0.25)	(0.27)	(0.32)	(0.37)	(0.24)
Net realized gain	(0.70)	(6.94)	(4.02)	(0.94)	(0.75)	(0.93)
Total dividends and distributions	(0.85)	(7.19)	(4.29)	(1.26)	(1.12)	(1.17)

Net asset value, end of period	$14.15	$11.94	$19.85	$24.41	$23.30	$21.51

Total return[4]	25.34%	(7.99% )	2.02%	10.35%	13.99%	11.72%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,113,116	$1,023,821	$1,464,393	$1,653,563	$1,675,590	$1,588,423
Ratio of expenses to average net assets[5]	1.07%	1.10%	1.13%	1.14%	1.15%	1.16%
Ratio of net investment income to average net assets	1.64%	1.71%	1.37%	1.08%	1.13%	1.28%
Portfolio turnover	29%	113% [6]	55%	34%	16%	23%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Class A shares of First Investors Growth & Income Fund were reorganized into Class A shares of Delaware Growth and Income Fund. See Notes to Financial Statements. The Class A shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors Growth & Income Fund Class A shares.
[3]	The average shares outstanding have been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Growth and Income Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/21[1]	Year ended
	(Unaudited)	9/30/20[2]		9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$11.99	$19.87		$24.58	$23.46	$21.67	$20.46

Income (loss) from investment operations:
Net investment income[3]	0.12	0.30		0.33	0.35	0.33	0.35
Net realized and unrealized gain (loss)	2.99	(0.98)		(0.55)	2.11	2.69	2.08
Total from investment operations	3.11	(0.68)		(0.22)	2.46	3.02	2.43

Less dividends and distributions from:
Net investment income	(0.23)	(0.26)		(0.47)	(0.40)	(0.48)	(0.29)
Net realized gain	(0.70)	(6.94)		(4.02)	(0.94)	(0.75)	(0.93)
Total dividends and distributions	(0.93)	(7.20)		(4.49)	(1.34)	(1.23)	(1.22)

Net asset value, end of period	$14.17	$11.99		$19.87	$24.58	$23.46	$21.67

Total return[4]	25.47% [5]	(7.68%	)[5]	2.26%	10.73%	14.42%	12.18%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5,195	$4,063		$21,597	$142,220	$166,851	$132,486
Ratio of expenses to average net assets[6]	0.82%	0.85%		0.83%	0.79%	0.78%	0.77%
Ratio of expenses to average net assets prior to fees waived[6]	0.83%	0.86%		0.83%	0.79%	0.78%	0.77%
Ratio of net investment income to average net assets	1.88%	1.98%		1.66%	1.44%	1.50%	1.68%
Ratio of net investment income to average net assets prior to fees waived	1.87%	1.97%		1.66%	1.44%	1.50%	1.68%
Portfolio turnover	29%	113%	[7]	55%	34%	16%	23%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Advisor Class shares of First Investors Growth & Income Fund were reorganized into Institutional Class shares of Delaware Growth and Income Fund. See Notes to Financial Statements. The Institutional Class shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors Growth & Income Fund Advisor Class shares.
[3]	The average shares outstanding have been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Delaware Growth and Income Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/21[1]	Year ended
	(Unaudited)	9/30/20[2]		9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$12.01	$19.92		$24.52	$23.39	$21.58	$20.39

Income (loss) from investment operations:
Net investment income[3]	0.14	0.29		0.35	0.36	0.34	0.35
Net realized and unrealized gain (loss)	2.98	(0.96)		(0.56)	2.12	2.67	2.07
Total from investment operations	3.12	(0.67)		(0.21)	2.48	3.01	2.42

Less dividends and distributions from:
Net investment income	(0.18)	(0.30)		(0.37)	(0.41)	(0.45)	(0.30)
Net realized gain	(0.70)	(6.94)		(4.02)	(0.94)	(0.75)	(0.93)
Total dividends and distributions	(0.88)	(7.24)		(4.39)	(1.35)	(1.20)	(1.23)

Net asset value, end of period	$14.25	$12.01		$19.92	$24.52	$23.39	$21.58

Total return[4]	25.52% [5]	(7.63%	)[5]	2.34%	10.85%	14.47%	12.18%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$225	$2,710		$5,597	$ 11,067	$ 10,839	$ 10,596
Ratio of expenses to average net assets[6]	0.75%	0.76%		0.75%	0.74%	0.74%	0.74%
Ratio of expenses to average net assets prior to
fees waived[6]	0.76%	0.81%		0.75%	0.74%	0.74%	0.74%
Ratio of net investment income to average net
assets	2.29%	2.07%		1.75%	1.49%	1.54%	1.70%
Ratio of net investment income to average net
assets prior to fees waived	2.28%	2.02%		1.75%	1.49%	1.54%	1.70%
Portfolio turnover	29%	113%	[7]	55%	34%	16%	23%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Institutional Class shares of First Investors Growth & Income Fund were reorganized into Class R6 shares of Delaware Growth and Income Fund. See Notes to Financial Statements. The Class R6 shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors Growth & Income Fund Institutional Class shares.
[3]	The average shares outstanding have been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Growth Equity Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/21[1]	Year ended
	(Unaudited)	9/30/20[2]	9/30/19		9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$13.67	$12.09	$13.61		$12.04	$11.24	$11.64

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.02)	(0.03)	0.02		(0.01)	—	0.02
Net realized and unrealized gain (loss)	3.02	2.93	(0.92)		2.66	2.38	0.73
Total from investment operations	3.00	2.90	(0.90)		2.65	2.38	0.75

Less dividends and distributions from:
Net investment income	—	(0.02)	—		(0.01)	(0.03)	(0.02)
Net realized gain	(1.37)	(1.30)	(0.62)		(1.07)	(1.55)	(1.13)
Total dividends and distributions	(1.37)	(1.32)	(0.62)		(1.08)	(1.58)	(1.15)

Net asset value, end of period	$15.30	$13.67	$12.09		$13.61	$12.04	$11.24

Total return[4]	22.95%	25.53%	(6.01%	)[5]	23.22%	24.16%	6.50%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$507,084	$472,795	$507,351		$570,309	$444,933	$373,279
Ratio of expenses to average net assets[6]	1.09%	1.14%	1.19%		1.22%	1.25%	1.27%
Ratio of expenses to average net assets prior to
fees waived[6]	1.09%	1.14%	1.20%		1.22%	1.25%	1.27%
Ratio of net investment income (loss) to average
net assets	(0.26%)	(0.22%)	0.16%		(0.06%)	0.00%	0.22%
Ratio of net investment income (loss) to average
net assets prior to fees waived	(0.26%)	(0.22%)	0.15%		(0.06%)	0.00%	0.22%
Portfolio turnover	15%	37%	51%		37%	58%	59%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Class A shares of First Investors Select Growth Fund were reorganized into Class A shares of Delaware Growth Equity Fund. See Notes to Financial Statements. The Class A shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors Select Growth Fund Class A shares.
[3]	The average shares outstanding have been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Growth Equity Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/21[1]	Year ended
	(Unaudited)	9/30/20[2]	9/30/19		9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$14.03	$12.38	$13.89		$12.23	$11.37	$11.73

Income (loss) from investment operations:
Net investment income[3]	— [4]	0.01	0.06		0.04	0.05	0.07
Net realized and unrealized gain (loss)	3.10	3.00	(0.94)		2.71	2.40	0.73
Total from investment operations	3.10	3.01	(0.88)		2.75	2.45	0.80

Less dividends and distributions from:
Net investment income	—	(0.06)	(0.01)		(0.02)	(0.04)	(0.03)
Net realized gain	(1.37)	(1.30)	(0.62)		(1.07)	(1.55)	(1.13)
Total dividends and distributions	(1.37)	(1.36)	(0.63)		(1.09)	(1.59)	(1.16)

Net asset value, end of period	$15.76	$14.03	$12.38		$13.89	$12.23	$11.37

Total return[5]	23.08%	25.88% [6]	(5.74%	)[6]	23.74%	24.61%	6.93%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$128,063	$121,478	$143,304		$194,554	$81,203	$66,588
Ratio of expenses to average net assets[7]	0.84%	0.86%	0.88%		0.83%	0.84%	0.86%
Ratio of expenses to average net assets prior to
fees waived[7]	0.84%	0.89%	0.89%		0.83%	0.84%	0.86%
Ratio of net investment income (loss) to average
net assets	(0.01% )	0.06%	0.50%		0.34%	0.40%	0.62%
Ratio of net investment income (loss) to average
net assets prior to fees waived	(0.01% )	0.03%	0.49%		0.34%	0.40%	0.62%
Portfolio turnover	15%	37%	51%		37%	58%	59%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Advisor Class shares of First Investors Select Growth Fund were reorganized into Institutional Class shares of Delaware Growth Equity Fund. See Notes to Financial Statements. The Institutional Class shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors Select Growth Fund Advisor Class shares.
[3]	The average shares outstanding have been applied for per share information.
[4]	Amount is less than $0.005 per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[6]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[7]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Growth Equity Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/21[1]	Year ended
	(Unaudited)	9/30/20[2]	9/30/19		9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$14.13	$12.46	$13.97		$12.29	$11.42	$ 11.77

Income (loss) from investment operations:
Net investment income[3]	0.01	0.02	0.07		0.05	0.05	0.07
Net realized and unrealized gain (loss)	3.12	3.02	(0.95)		2.72	2.41	0.74
Total from investment operations	3.13	3.04	(0.88)		2.77	2.46	0.81

Less dividends and distributions from:
Net investment income	—	(0.07)	(0.01)		(0.02)	(0.04)	(0.03)
Net realized gain	(1.37)	(1.30)	(0.62)		(1.07)	(1.55)	(1.13)
Total dividends and distributions	(1.37)	(1.37)	(0.63)		(1.09)	(1.59)	(1.16)

Net asset value, end of period	$15.89	$14.13	$12.46		$13.97	$12.29	$ 11.42

Total return[4]	23.13%	25.97% [5]	(5.66%	)[5]	23.81%	24.61%	7.00%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,250	$3,561	$4,044		$7,836	$4,950	$ 3,915
Ratio of expenses to average net assets[6]	0.77%	0.79%	0.79%		0.80%	0.82%	0.83%
Ratio of expenses to average net assets prior to
fees waived[6]	0.77%	0.83%	0.80%		0.80%	0.82%	0.83%
Ratio of net investment income to average net
assets	0.12%	0.12%	0.57%		0.35%	0.43%	0.66%
Ratio of net investment income to average net
assets prior to fees waived	0.12%	0.08%	0.56%		0.35%	0.43%	0.66%
Portfolio turnover	15%	37%	51%		37%	58%	59%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Institutional Class shares of First Investors Select Growth Fund were reorganized into Class R6 shares of Delaware Growth Equity Fund. See Notes to Financial Statements. The Class R6 shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors Select Growth Fund Institutional Class shares.
[3]	The average shares outstanding have been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Opportunity Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/21[1]	Year ended
	(Unaudited)	9/30/20[2]		9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$23.26	$37.79		$42.06	$41.86	$37.29	$37.79

Income (loss) from investment operations:
Net investment income[3]	0.48	0.16		0.12	0.39	0.11	0.20
Net realized and unrealized gain (loss)	9.20	(3.01)		(0.60)	2.31	6.03	2.52
Total from investment operations	9.68	(2.85)		(0.48)	2.70	6.14	2.72

Less dividends and distributions from:
Net investment income	(0.23)	(0.24)		(0.38)	(0.12)	(0.22)	(0.04)
Net realized gain	—	(11.44)		(3.41)	(2.38)	(1.35)	(3.18)
Total dividends and distributions	(0.23)	(11.68)		(3.79)	(2.50)	(1.57)	(3.22)

Net asset value, end of period	$32.71	$23.26		$37.79	$42.06	$41.86	$37.29

Total return[4]	41.77%	(13.31%	)[5]	0.80%	6.49%	16.99%	7.39%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$719,661	$599,543		$915,339	$1,010,312	$1,002,618	$880,274
Ratio of expenses to average net assets[6]	1.20%	1.21%		1.20%	1.20%	1.20%	1.22%
Ratio of expenses to average net assets prior to
fees waived[6]	1.20%	1.24%		1.20%	1.20%	1.20%	1.22%
Ratio of net investment income to average net
assets	3.39%	0.62%		0.32%	0.93%	0.27%	0.54%
Ratio of net investment income to average net
assets prior to fees waived	3.39%	0.59%		0.32%	0.93%	0.27%	0.54%
Portfolio turnover	9%	120%	[7]	47%	35%	32%	36%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Class A shares of First Investors Opportunity Fund were reorganized into Class A shares of Delaware Opportunity Fund. See Notes to Financial Statements. The Class A shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors Opportunity Fund Class A shares.
[3]	The average shares outstanding have been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Opportunity Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/21[1]	Year ended
	(Unaudited)	9/30/20[2]		9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$24.37	$38.75		$42.91	$42.56	$37.79	$38.18

Income (loss) from investment operations:
Net investment income[3]	0.54	0.24		0.23	0.61	0.24	0.30
Net realized and unrealized gain (loss)	9.63	(3.18)		(0.58)	2.27	6.12	2.56
Total from investment operations	10.17	(2.94)		(0.35)	2.88	6.36	2.86

Less dividends and distributions from:
Net investment income	(0.30)	—		(0.40)	(0.15)	(0.24)	(0.07)
Net realized gain	—	(11.44)		(3.41)	(2.38)	(1.35)	(3.18)
Total dividends and distributions	(0.30)	(11.44)		(3.81)	(2.53)	(1.59)	(3.25)

Net asset value, end of period	$34.24	$24.37		$38.75	$42.91	$42.56	$37.79

Total return[4]	41.94% [5]	(13.04%	)[5]	1.14%	6.82%	17.37%	7.69%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,364	$2,490		$10,325	$149,481	$81,773	$73,477
Ratio of expenses to average net assets[6]	0.90%	0.95%		0.92%	0.89%	0.88%	0.93%
Ratio of expenses to average net assets prior to
fees waived[6]	0.95%	1.04%		0.92%	0.89%	0.88%	0.93%
Ratio of net investment income to average net
assets	3.61%	0.83%		0.62%	1.42%	0.59%	0.83%
Ratio of net investment income to average net
assets prior to fees waived	3.56%	0.74%		0.62%	1.42%	0.59%	0.83%
Portfolio turnover	9%	120%	[7]	47%	35%	32%	36%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Advisor Class shares of First Investors Opportunity Fund were reorganized into Institutional Class shares of Delaware Opportunity Fund. See Notes to Financial Statements. The Institutional Class shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors Opportunity Fund Advisor Class shares.
[3]	The average shares outstanding have been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Delaware Opportunity Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/21[1]	Year ended
	(Unaudited)	9/30/20[2]		9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$24.04	$38.71		$42.87	$42.49	$37.71	$38.07

Income (loss) from investment operations:
Net investment income[3]	0.46	0.28		0.27	0.59	0.27	0.36
Net realized and unrealized gain (loss)	9.65	(3.11)		(0.59)	2.33	6.12	2.54
Total from investment operations	10.11	(2.83)		(0.32)	2.92	6.39	2.90

Less dividends and distributions from:
Net investment income	—	(0.40)		(0.43)	(0.16)	(0.26)	(0.08)
Net realized gain	—	(11.44)		(3.41)	(2.38)	(1.35)	(3.18)
Total dividends and distributions	—	(11.84)		(3.84)	(2.54)	(1.61)	(3.26)

Net asset value, end of period	$34.15	$24.04		$38.71	$42.87	$42.49	$37.71

Total return[4]	42.05% [5]	(12.93%	)[5]	1.23%	6.95%	17.49%	7.84%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$339	$1,029		$2,338	$5,793	$5,678	$4,975
Ratio of expenses to average net assets[6]	0.78%	0.79%		0.78%	0.77%	0.78%	0.79%
Ratio of expenses to average net assets prior to
fees waived[6]	0.88%	0.95%		0.78%	0.77%	0.78%	0.79%
Ratio of net investment income to average net
assets	3.28%	1.00%		0.73%	1.38%	0.70%	0.98%
Ratio of net investment income to average net
assets prior to fees waived	3.18%	0.84%		0.73%	1.38%	0.70%	0.98%
Portfolio turnover	9%	120%	[7]	47%	35%	32%	36%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Institutional Class shares of First Investors Opportunity Fund were reorganized into Class R6 shares of Delaware Opportunity Fund. See Notes to Financial Statements. The Class R6 shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors Opportunity Fund Institutional Class shares.
[3]	The average shares outstanding have been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Special Situations Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/21[1]	Year ended
	(Unaudited)	9/30/20[2]		9/30/19	9/30/18	9/30/17		9/30/16
Net asset value, beginning of period	$17.27	$25.11		$32.62	$31.18	$26.34		$25.27

Income (loss) from investment operations:
Net investment income[3]	0.13	0.11		0.09	0.03	—	[4]	0.17
Net realized and unrealized gain (loss)	10.05	(4.43)		(3.69)	2.29	5.24		2.36
Total from investment operations	10.18	(4.32)		(3.60)	2.32	5.24		2.53

Less dividends and distributions from:
Net investment income	(0.18)	(0.08)		(0.08)	(0.01)	(0.16)		(0.02)
Net realized gain	—	(3.44)		(3.83)	(0.87)	(0.24)		(1.44)
Total dividends and distributions	(0.18)	(3.52)		(3.91)	(0.88)	(0.40)		(1.46)

Net asset value, end of period	$27.27	$17.27		$25.11	$32.62	$31.18		$26.34

Total return[5]	59.13%	(20.91%	)[6]	(9.54% )	7.50%	20.06%		10.35%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$370,678	$276,604		$476,826	$580,730	$549,780		$472,720
Ratio of expenses to average net assets[7]	1.24%	1.28%		1.31%	1.29%	1.31%		1.34%
Ratio of expenses to average net assets prior to
fees waived[7]	1.24%	1.31%		1.31%	1.29%	1.31%		1.34%
Ratio of net investment income (loss) to average
net assets	1.16%	0.55%		0.36%	0.08%	(0.01%	)	0.68%
Ratio of net investment income (loss) to average
net assets prior to fees waived	1.16%	0.52%		0.36%	0.08%	(0.01%	)	0.68%
Portfolio turnover	7%	129%	[8]	51%	48%	27%		39%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Class A shares of First Investors Special Situations Fund were reorganized into Class A shares of Delaware Special Situations Fund. See Notes to Financial Statements. The Class A shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors Special Situations Fund Class A shares.
[3]	The average shares outstanding have been applied for per share information.
[4]	Amount is less than $0.005 per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[6]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[7]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[8]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Delaware Special Situations Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/21[1]	Year ended
	(Unaudited)	9/30/20[2]		9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$17.73	$25.55		$33.02	$31.47	$26.52	$25.38

Income (loss) from investment operations:
Net investment income[3]	0.17	0.14		0.18	0.14	0.08	0.23
Net realized and unrealized gain (loss)	10.30	(4.52)		(3.72)	2.32	5.29	2.39
Total from investment operations	10.47	(4.38)		(3.54)	2.46	5.37	2.62

Less dividends and distributions from:
Net investment income	(0.19)	—		(0.10)	(0.04)	(0.18)	(0.04)
Net realized gain	—	(3.44)		(3.83)	(0.87)	(0.24)	(1.44)
Total dividends and distributions	(0.19)	(3.44)		(3.93)	(0.91)	(0.42)	(1.48)

Net asset value, end of period	$28.01	$17.73		$25.55	$33.02	$31.47	$26.52

Total return[4]	59.27%	(20.67%	)[5]	(9.19% )	7.86%	20.45%	10.67% [5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,692	$1,603		$12,228	$140,657	$120,912	$59,159
Ratio of expenses to average net assets[6]	0.99%	1.08%		1.01%	0.95%	0.97%	1.03%
Ratio of expenses to average net assets prior to
fees waived[6]	0.99%	1.11%		1.01%	0.95%	0.97%	1.04%
Ratio of net investment income to average net
assets	1.41%	0.62%		0.69%	0.43%	0.34%	0.94%
Ratio of net investment income to average net
assets prior to fees waived	1.41%	0.59%		0.69%	0.43%	0.34%	0.93%
Portfolio turnover	7%	129%	[7]	51%	48%	27%	39%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Advisor Class shares of First Investors Special Situations Fund were reorganized into Institutional Class shares of Delaware Special Situations Fund. See Notes to Financial Statements. The Institutional Class shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors Special Situations Fund Advisor Class shares.
[3]	The average shares outstanding have been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Special Situations Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/21[1]	Year ended
	(Unaudited)	9/30/20[2]		9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$17.77	$25.75		$33.25	$31.66	$26.65	$25.47

Income (loss) from investment operations:
Net investment income[3]	0.17	0.19		0.21	0.17	0.12	0.28
Net realized and unrealized gain (loss)	10.39	(4.54)		(3.76)	2.34	5.31	2.39
Total from investment operations	10.56	(4.35)		(3.55)	2.51	5.43	2.67

Less dividends and distributions from:
Net investment income	—	(0.19)		(0.12)	(0.05)	(0.18)	(0.05)
Net realized gain	—	(3.44)		(3.83)	(0.87)	(0.24)	(1.44)
Total dividends and distributions	—	(3.63)		(3.95)	(0.92)	(0.42)	(1.49)

Net asset value, end of period	$28.33	$17.77		$25.75	$33.25	$31.66	$26.65

Total return[4]	59.43% [5]	(20.57%	)[5]	(9.16% )	7.98%	20.56%	10.84% [5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$271	$1,612		$3,898	$9,592	$8,712	$6,914
Ratio of expenses to average net assets[6]	0.87%	0.88%		0.88%	0.86%	0.87%	0.89%
Ratio of expenses to average net assets prior to
fees waived[6]	0.94%	1.03%		0.88%	0.86%	0.87%	0.90%
Ratio of net investment income to average net
assets	1.20%	0.92%		0.79%	0.52%	0.42%	1.11%
Ratio of net investment income to average net
assets prior to fees waived	1.13%	0.77%		0.79%	0.52%	0.42%	1.10%
Portfolio turnover	7%	129%	[7]	51%	48%	27%	39%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]

On October 4, 2019, Institutional Class shares of First Investors Special Situations Fund were reorganized into Class R6 shares of Delaware Special Situations Fund. See Notes to Financial Statements. The Class R6 shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors Special Situations Fund Institutional Class shares.

[3]	The average shares outstanding have been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Delaware Global Equity Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/21[1]	Year ended
	(Unaudited)	9/30/20[2]	9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$6.67	$7.50	$8.81	$8.60	$7.30	$7.26

Income (loss) from investment operations:
Net investment income (loss)[3]	0.02	0.06	0.04	(0.01)	0.02	0.01
Net realized and unrealized gain (loss)	0.63	0.23	(0.35)	0.89	1.29	0.43
Total from investment operations	0.65	0.29	(0.31)	0.88	1.31	0.44

Less dividends and distributions from:
Net investment income	(0.07)	(0.08)	—	(0.04)	(0.01)	— [4]
Net realized gain	(0.27)	(1.04)	(1.00)	(0.63)	—	(0.40)
Total dividends and distributions	(0.34)	(1.12)	(1.00)	(0.67)	(0.01)	(0.40)

Net asset value, end of period	$6.98	$6.67	$7.50	$8.81	$8.60	$7.30

Total return[5]	9.75%	3.89%	(1.48% )	10.69%	17.99%	6.03%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$256,481	$271,088	$344,592	$393,697	$379,176	$339,956
Ratio of expenses to average net assets[6]	1.37%	1.41%	1.44%	1.43%	1.44%	1.47%
Ratio of expenses to average net assets prior to
fees waived[6]	1.37%	1.42%	1.46%	1.48%	1.49%	1.52%
Ratio of net investment income (loss) to average
net assets	0.51%	0.86%	0.55%	(0.16% )	0.30%	0.09%
Ratio of net investment income (loss) to average
net assets prior to fees waived	0.51%	0.85%	0.53%	(0.21% )	0.25%	0.04%
Portfolio turnover	22%	128%	119%	132%	117%	94%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Class A shares of First Investors Global Fund were reorganized into Class A shares of Delaware Global Equity Fund. See Notes to Financial Statements. The Class A shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors Global Fund Class A shares.
[3]	The average shares outstanding have been applied for per share information.
[4]	Amount is less than $0.005 per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Global Equity Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/21[1]	Year ended
	(Unaudited)	9/30/20[2]	9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$6.97	$7.74	$9.03	$8.78	$7.43	$7.36

Income (loss) from investment operations:
Net investment income[3]	0.03	0.07	0.07	0.02	0.06	0.04
Net realized and unrealized gain (loss)	0.66	0.25	(0.36)	0.91	1.31	0.44
Total from investment operations	0.69	0.32	(0.29)	0.93	1.37	0.48

Less dividends and distributions from:
Net investment income	(0.08)	(0.05)	—	(0.05)	(0.02)	(0.01)
Net realized gain	(0.27)	(1.04)	(1.00)	(0.63)	—	(0.40)
Total dividends and distributions	(0.35)	(1.09)	(1.00)	(0.68)	(0.02)	(0.41)

Net asset value, end of period	$7.31	$6.97	$7.74	$9.03	$8.78	$7.43

Total return[4]	9.98%	4.24%	(1.20% )	11.03%	18.46%	6.48%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$16,868	$17,475	$75,077	$228,234	$191,839	$169,088
Ratio of expenses to average net assets[5]	1.07%	1.09%	1.09%	1.05%	1.04%	1.05%
Ratio of expenses to average net assets prior to
fees waived[5]	1.12%	1.18%	1.11%	1.10%	1.09%	1.10%
Ratio of net investment income to average net
assets	0.82%	0.93%	0.95%	0.25%	0.70%	0.53%
Ratio of net investment income to average net
assets prior to fees waived	0.77%	0.84%	0.93%	0.20%	0.65%	0.48%
Portfolio turnover	22%	128%	119%	132%	117%	94%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Advisor Class shares of First Investors Global Fund were reorganized into Institutional Class shares of Delaware Global Equity Fund. See Notes to Financial Statements. The Institutional Class shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors Global Fund Advisor Class shares.
[3]	The average shares outstanding have been applied for per share information.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Global Equity Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/21[1]	Year ended
	(Unaudited)	9/30/20[2]	9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$6.98	$7.80	$9.08	$8.82	$7.47	$7.39

Income (loss) from investment operations:
Net investment income[3]	— [4]	0.08	0.07	0.03	0.06	0.04
Net realized and unrealized gain (loss)	0.70	0.25	(0.35)	0.91	1.31	0.45
Total from investment operations	0.70	0.33	(0.28)	0.94	1.37	0.49

Less dividends and distributions from:
Net investment income	—	(0.11)	—	(0.05)	(0.02)	(0.01)
Net realized gain	(0.27)	(1.04)	(1.00)	(0.63)	—	(0.40)
Total dividends and distributions	(0.27)	(1.15)	(1.00)	(0.68)	(0.02)	(0.41)

Net asset value, end of period	$7.41	$6.98	$7.80	$9.08	$8.82	$7.47

Total return[5]	10.08%	4.32%	(1.08% )	11.12%	18.38%	6.61%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$32	$1,317	$1,946	$4,419	$3,800	$3,288
Ratio of expenses to average net assets[6]	1.02%	1.03%	1.02%	1.00%	1.00%	1.01%
Ratio of expenses to average net assets prior to
fees waived[6]	1.06%	1.13%	1.04%	1.05%	1.05%	1.06%
Ratio of net investment income to average net
assets	0.04%	1.21%	0.95%	0.29%	0.74%	0.55%
Ratio of net investment income to average net
assets prior to fees waived	— [7]	1.11%	0.93%	0.24%	0.69%	0.50%
Portfolio turnover	22%	128%	119%	132%	117%	94%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Institutional Class shares of First Investors Global Fund were reorganized into Class R6 shares of Delaware Global Equity Fund. See Notes to Financial Statements. The Class R6 shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors Global Fund Institutional Class shares.
[3]	The average shares outstanding have been applied for per share information.
[4]	Amount is less than $0.005 per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	Ratio is less than 0.005%.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware International Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/21[1]	Year ended
	(Unaudited)	9/30/20[2]	9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$12.52	$15.87	$15.95	$15.68	$13.71	$12.65

Income from investment operations:
Net investment income[3]	0.01	0.09	0.03	0.01	0.02	0.06
Net realized and unrealized gain	1.34	0.07	0.88	0.28	2.02	1.05
Total from investment operations	1.35	0.16	0.91	0.29	2.04	1.11

Less dividends and distributions from:
Net investment income	—	(0.01)	(0.03)	(0.02)	(0.07)	(0.05)
Net realized gain	(0.52)	(3.50)	(0.96)	—	—	—
Total dividends and distributions	(0.52)	(3.51)	(0.99)	(0.02)	(0.07)	(0.05)

Net asset value, end of period	$13.35	$12.52	$15.87	$15.95	$15.68	$13.71

Total return[4]	10.82%	0.35%	7.01%	1.83%	15.00%	8.80%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$166,395	$176,947	$248,302	$259,683	$238,770	$209,205
Ratio of expenses to average net assets[5]	1.38%	1.43%	1.55%	1.56%	1.58%	1.61%
Ratio of expenses to average net assets prior to
fees waived[5]	1.38%	1.43%	1.55%	1.56%	1.58%	1.61%
Ratio of net investment income to average net
assets	0.18%	0.70%	0.19%	0.09%	0.17%	0.45%
Ratio of net investment income to average net
assets prior to fees waived	0.18%	0.70%	0.19%	0.09%	0.17%	0.45%
Portfolio turnover	21%	127% [6]	76%	36%	38%	28%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Class A shares of First Investors International Fund were reorganized into Class A shares of Delaware International Fund. See Notes to Financial Statements. The Class A shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors International Fund Class A shares.
[3]	The average shares outstanding have been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Delaware International Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/21[1]	Year ended
	(Unaudited)	9/30/20[2]	9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$12.85	$16.23	$16.24	$15.92	$13.87	$12.76

Income from investment operations:
Net investment income[3]	0.03	0.11	0.09	0.08	0.08	0.11
Net realized and unrealized gain	1.37	0.08	0.90	0.27	2.05	1.06
Total from investment operations	1.40	0.19	0.99	0.35	2.13	1.17

Less dividends and distributions from:
Net investment income	—	(0.07)	(0.04)	(0.03)	(0.08)	(0.06)
Net realized gain	(0.52)	(3.50)	(0.96)	—	—	—
Total dividends and distributions	(0.52)	(3.57)	(1.00)	(0.03)	(0.08)	(0.06)

Net asset value, end of period	$13.73	$12.85	$16.23	$16.24	$15.92	$13.87

Total return[4]	11.02%	0.59%	7.43%	2.21%	15.50%	9.22%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$124,295	$112,790	$200,720	$136,628	$111,334	$81,525
Ratio of expenses to average net assets[5]	1.13%	1.18%	1.17%	1.18%	1.18%	1.24%
Ratio of expenses to average net assets prior to
fees waived[5]	1.13%	1.18%	1.17%	1.18%	1.18%	1.24%
Ratio of net investment income to average net
assets	0.48%	0.86%	0.61%	0.48%	0.59%	0.85%
Ratio of net investment income to average net
assets prior to fees waived	0.48%	0.86%	0.61%	0.48%	0.59%	0.85%
Portfolio turnover	21%	127% [6]	76%	36%	38%	28%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Advisor Class shares of First Investors International Fund were reorganized into Institutional Class shares of Delaware International Fund. See Notes to Financial Statements. The Institutional Class shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors International Fund Advisor Class shares.
[3]	The average shares outstanding have been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware International Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/21[1]	Year ended
	(Unaudited)	9/30/20[2]	9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$12.92	$16.29	$16.30	$15.96	$13.91	$12.78

Income from investment operations:
Net investment income[3]	— [4]	0.11	0.07	0.09	0.09	0.13
Net realized and unrealized gain	1.42	0.10	0.93	0.29	2.05	1.07
Total from investment operations	1.42	0.21	1.00	0.38	2.14	1.20

Less dividends and distributions from:
Net investment income	—	(0.08)	(0.05)	(0.04)	(0.09)	(0.07)
Net realized gain	(0.52)	(3.50)	(0.96)	—	—	—
Total dividends and distributions	(0.52)	(3.58)	(1.01)	(0.04)	(0.09)	(0.07)

Net asset value, end of period	$13.82	$12.92	$16.29	$16.30	$15.96	$13.91

Total return[5]	11.03%	0.69% [6]	7.46%	2.36%	15.54%	9.39%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$151	$623	$1,352	$3,509	$3,274	$2,695
Ratio of expenses to average net assets[7]	1.05%	1.10%	1.09%	1.09%	1.09%	1.12%
Ratio of expenses to average net assets prior to
fees waived[7]	1.05%	1.11%	1.09%	1.09%	1.09%	1.12%
Ratio of net investment income (loss) to average
net assets	(0.05% )	0.85%	0.44%	0.56%	0.65%	0.95%
Ratio of net investment income (loss) to average
net assets prior to fees waived	(0.05% )	0.84%	0.44%	0.56%	0.65%	0.95%
Portfolio turnover	21%	127% [8]	76%	36%	38%	28%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Institutional Class shares of First Investors International Fund were reorganized into Class R6 shares of Delaware International Fund. See Notes to Financial Statements. The Class R6 shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors International Fund Institutional Class shares.
[3]	The average shares outstanding have been applied for per share information.
[4]	Amount is less than $0.005 per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[6]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[7]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[8]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Delaware Floating Rate II Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/21[1]	Year ended
	(Unaudited)	9/30/20[2]	9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$9.28	$9.58	$9.71	$9.67	$9.66	$9.58

Income (loss) from investment operations:
Net investment income[3]	0.20	0.40	0.39	0.32	0.27	0.27
Net realized and unrealized gain (loss)	0.35	(0.32)	(0.13)	0.04	0.05	0.09
Total from investment operations	0.55	0.08	0.26	0.36	0.32	0.36

Less dividends and distributions from:
Net investment income	(0.41)	(0.38)	(0.39)	(0.32)	(0.31)	(0.28)
Total dividends and distributions	(0.41)	(0.38)	(0.39)	(0.32)	(0.31)	(0.28)

Net asset value, end of period	$9.42	$9.28	$9.58	$9.71	$9.67	$9.66

Total return[4]	4.03% [5]	1.00% [5]	2.71%	3.83% [5]	3.47% [5]	3.69% [5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$31,104	$37,672	$64,136	$68,567	$66,769	$61,243
Ratio of expenses to average net assets[6]	1.05%	1.05%	1.10%	1.10%	1.10%	1.10%
Ratio of expenses to average net assets prior to
fees waived[6]	1.23%	1.24%	1.10%	1.21%	1.24%	1.27%
Ratio of net investment income to average net
assets	4.28%	4.28%	4.12%	3.25%	2.90%	2.86%
Ratio of net investment income to average net
assets prior to fees waived	4.10%	4.09%	4.12%	3.14%	2.76%	2.69%
Portfolio turnover	54%	176% [7]	88%	60%	89%	38%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Class A shares of First Investors Floating Rate Fund were reorganized into Class A shares of Delaware Floating Rate II Fund. See Notes to Financial Statements. The Class A shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors Floating Rate Fund Class A shares.
[3]	The average shares outstanding have been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Floating Rate II Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/21[1]	Year ended
	(Unaudited)	9/30/20[2]	9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$9.27	$9.57	$9.72	$9.68	$9.65	$9.58

Income (loss) from investment operations:
Net investment income[3]	0.21	0.41	0.39	0.34	0.26	0.29
Net realized and unrealized gain (loss)	0.35	(0.31)	(0.13)	0.04	0.09	0.08
Total from investment operations	0.56	0.10	0.26	0.38	0.35	0.37

Less dividends and distributions from:
Net investment income	(0.43)	(0.40)	(0.41)	(0.34)	(0.32)	(0.30)
Total dividends and distributions	(0.43)	(0.40)	(0.41)	(0.34)	(0.32)	(0.30)

Net asset value, end of period	$9.40	$9.27	$9.57	$9.72	$9.68	$9.65

Total return[4]	4.11%	1.17%	2.72%	4.03%	3.70%	3.92%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$17,989	$21,481	$40,542	$144,799	$98,958	$61,844
Ratio of expenses to average net assets[5]	0.86%	0.91%	0.90%	0.90%	0.90%	0.90%
Ratio of expenses to average net assets prior to
fees waived[5]	0.98%	1.01%	0.84%	0.86%	0.92%	0.98%
Ratio of net investment income to average net
assets	4.47%	4.44%	4.09%	3.46%	3.07%	3.06%
Ratio of net investment income to average net
assets prior to fees waived	4.35%	4.34%	4.15%	3.50%	3.05%	2.98%
Portfolio turnover	54%	176% [6]	88%	60%	89%	38%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Advisor Class shares of First Investors Floating Rate Fund were reorganized into Institutional Class shares of Delaware Floating Rate II Fund. See Notes to Financial Statements. The Institutional Class shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors Floating Rate Fund Advisor Class shares.
[3]	The average shares outstanding have been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Delaware Floating Rate II Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/21[1]	Year ended
	(Unaudited)	9/30/20[2]	9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$9.29	$9.59	$9.71	$9.67	$9.64	$9.57

Income (loss) from investment operations:
Net investment income[3]	0.22	0.44	0.41	0.36	0.26	0.31
Net realized and unrealized gain (loss)	0.36	(0.33)	(0.11)	0.04	0.11	0.08
Total from investment operations	0.58	0.11	0.30	0.40	0.37	0.39

Less dividends and distributions from:
Net investment income	(0.44)	(0.41)	(0.42)	(0.36)	(0.34)	(0.32)
Total dividends and distributions	(0.44)	(0.41)	(0.42)	(0.36)	(0.34)	(0.32)

Net asset value, end of period	$9.43	$9.29	$9.59	$9.71	$9.67	$9.64

Total return[4]	4.29%	1.33%	3.21%	4.20%	3.87%	4.14%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$24	$35	$497	$32,019	$21,277	$11,456
Ratio of expenses to average net assets[5]	0.74%	0.77%	0.75%	0.70%	0.70%	0.70%
Ratio of expenses to average net assets prior to
fees waived[5]	0.91%	0.97%	0.78%	0.75%	0.80%	0.83%
Ratio of net investment income to average net
assets	4.62%	4.61%	4.31%	3.68%	3.23%	3.27%
Ratio of net investment income to average net
assets prior to fees waived	4.45%	4.41%	4.28%	3.63%	3.13%	3.14%
Portfolio turnover	54%	176% [6]	88%	60%	89%	38%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]

On October 4, 2019, Institutional Class shares of First Investors Floating Rate Fund were reorganized into Class R6 shares of Delaware Floating Rate II Fund. See Notes to Financial Statements. The Class R6 shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors Floating Rate Fund Institutional Class shares.

[3]	The average shares outstanding have been applied for per share information.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Fund for Income Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/21[1]	Year ended
	(Unaudited)	9/30/20[2]	9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$2.40	$2.45	$2.44	$2.52	$2.48	$2.39

Income (loss) from investment operations:
Net investment income[3]	0.05	0.11	0.12	0.11	0.11	0.11
Net realized and unrealized gain (loss)	0.16	(0.04)	0.02	(0.06)	0.05	0.10
Total from investment operations	0.21	0.07	0.14	0.05	0.16	0.21

Less dividends and distributions from:
Net investment income	(0.12)	(0.12)	(0.13)	(0.13)	(0.12)	(0.12)
Total dividends and distributions	(0.12)	(0.12)	(0.13)	(0.13)	(0.12)	(0.12)

Net asset value, end of period	$2.49	$2.40	$2.45	$2.44	$2.52	$2.48

Total return[4]	6.30%	2.95%	5.80% [5]	1.88% [5]	6.79% [5]	9.07% [5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$347,445	$369,996	$477,952	$523,932	$572,631	$571,028
Ratio of expenses to average net assets[6]	1.10%	1.16%	1.20%	1.22%	1.21%	1.22%
Ratio of expenses to average net assets prior to
fees waived[6]	1.10%	1.16%	1.22%	1.24%	1.23%	1.24%
Ratio of net investment income to average net
assets	4.23%	4.68%	4.72%	4.46%	4.57%	4.76%
Ratio of net investment income to average net
assets prior to fees waived	4.23%	4.68%	4.70%	4.44%	4.55%	4.74%
Portfolio turnover	61%	162% [7]	71%	67%	65%	55%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]

On October 4, 2019, Class A shares of First Investors Fund For Income were reorganized into Class A shares of Delaware Fund for Income. See Notes to Financial Statements. The Class A shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors Fund For Income Class A shares.

[3]	The average shares outstanding have been applied for per share information.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[5]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Delaware Fund for Income Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/21[1]	Year ended
	(Unaudited)	9/30/20[2]	9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$2.38	$2.43	$2.44	$2.52	$2.48	$2.39

Income (loss) from investment operations:
Net investment income[3]	0.05	0.12	0.12	0.12	0.12	0.12
Net realized and unrealized gain (loss)	0.17	(0.05)	—	(0.07)	0.05	0.10
Total from investment operations	0.22	0.07	0.12	0.05	0.17	0.22

Less dividends and distributions from:
Net investment income	(0.12)	(0.12)	(0.13)	(0.13)	(0.13)	(0.13)
Total dividends and distributions	(0.12)	(0.12)	(0.13)	(0.13)	(0.13)	(0.13)

Net asset value, end of period	$2.48	$2.38	$2.43	$2.44	$2.52	$2.48

Total return[4]	6.89%	3.20%	5.13% [5]	2.17% [5]	7.05% [5]	9.34% [5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$50,070	$51,960	$28,107	$79,880	$73,403	$68,198
Ratio of expenses to average net assets[6]	0.85%	0.89%	1.01%	0.93%	0.94%	0.93%
Ratio of expenses to average net assets prior to
fees waived[6]	0.85%	0.89%	1.03%	0.95%	0.96%	0.96%
Ratio of net investment income to average net
assets	4.47%	4.89%	4.98%	4.76%	4.84%	5.02%
Ratio of net investment income to average net
assets prior to fees waived	4.47%	4.89%	4.96%	4.74%	4.82%	5.00%
Portfolio turnover	61%	162% [7]	71%	67%	65%	55%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]

On October 4, 2019, Advisor Class shares of First Investors Fund For Income were reorganized into Institutional Class shares of Delaware Fund for Income. See Notes to Financial Statements. The Institutional Class shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors Fund For Income Advisor Class shares.

[3]	The average shares outstanding have been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Fund for Income Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/21[1]	Year ended
	(Unaudited)	9/30/20[2]	9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$2.41	$2.46	$2.45	$2.54	$2.49	$2.40

Income (loss) from investment operations:
Net investment income[3]	0.06	0.12	0.13	0.12	0.13	0.12
Net realized and unrealized gain (loss)	0.17	(0.04)	0.02	(0.07)	0.05	0.10
Total from investment operations	0.23	0.08	0.15	0.05	0.18	0.22

Less dividends and distributions from:
Net investment income	(0.13)	(0.13)	(0.14)	(0.14)	(0.13)	(0.13)
Total dividends and distributions	(0.13)	(0.13)	(0.14)	(0.14)	(0.13)	(0.13)

Net asset value, end of period	$2.51	$2.41	$2.46	$2.45	$2.54	$2.49

Total return[4]	6.88%	3.34%	6.23%	1.91%	7.59%	9.58%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$60	$1,066	$36,692	$33,545	$78,784	$62,340
Ratio of expenses to average net assets[5]	0.80%	0.89%	0.80%	0.79%	0.78%	0.79%
Ratio of expenses to average net assets prior to
fees waived[5]	0.81%	0.95%	0.82%	0.81%	0.80%	0.81%
Ratio of net investment income to average net
assets	4.82%	5.00%	5.12%	4.88%	4.99%	5.19%
Ratio of net investment income to average net
assets prior to fees waived	4.81%	4.94%	5.10%	4.86%	4.97%	5.17%
Portfolio turnover	61%	162% [6]	71%	67%	65%	55%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]

On October 4, 2019, Institutional Class shares of First Investors Fund For Income were reorganized into Class R6 shares of Delaware Fund for Income. See Notes to Financial Statements. The Class R6 shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors Fund For Income Institutional Class shares.

[3]	The average shares outstanding have been applied for per share information.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Delaware International Opportunities Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/21[1]		Year ended
	(Unaudited)		9/30/20[2]		9/30/19		9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$8.61		$8.57		$8.78		$9.49	$9.21	$8.63

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.03)		(0.03)		0.25		0.23	0.22	0.20
Net realized and unrealized gain (loss)	(0.02)		0.32		(0.30)		(0.64)	0.21	0.51
Total from investment operations	(0.05)		0.29		(0.05)		(0.41)	0.43	0.71

Less dividends and distributions from:
Net investment income	(0.24)		(0.25)		(0.16)		(0.30)	(0.15)	(0.13)
Total dividends and distributions	(0.24)		(0.25)		(0.16)		(0.30)	(0.15)	(0.13)

Net asset value, end of period	$8.32		$8.61		$8.57		$8.78	$9.49	$9.21

Total return[4]	(3.18%	)[5]	3.39%	[5]	(0.56%	)[5]	(4.50% )	4.70%	8.30% [5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$19,397		$27,033		$42,814		$54,060	$59,782	$65,456
Ratio of expenses to average net assets[6]	1.31%		1.38%		1.36%		1.40%	1.41%	1.38%
Ratio of expenses to average net assets prior to
fees waived[6]	1.90%		1.62%		1.41%		1.40%	1.41%	1.41%
Ratio of net investment income (loss) to average
net assets	(0.65%	)	(0.40%	)	2.92%		2.49%	2.35%	2.29%
Ratio of net investment income (loss) to average
net assets prior to fees waived	(1.24%	)	(0.64%	)	2.87%		2.49%	2.35%	2.26%
Portfolio turnover	7%		281%	[7]	85%		41%	76%	72%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]

On October 4, 2019, Class A shares of First Investors International Opportunities Bond Fund were reorganized into Class A shares of Delaware International Opportunities Bond Fund. See Notes to Financial Statements. The Class A shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors International Opportunities Bond Fund Class A shares.

[3]	The average shares outstanding have been applied for per share information.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[5]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware International Opportunities Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/21[1]		Year ended
	(Unaudited)		9/30/20[2]		9/30/19		9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$8.72		$8.68		$8.87		$9.56	$9.25	$8.64

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.02)		—[4]		0.28		0.27	0.24	0.23
Net realized and unrealized gain (loss)	—		0.31		(0.31)		(0.66)	0.23	0.51
Total from investment operations	(0.02)		0.31		(0.03)		(0.39)	0.47	0.74

Less dividends and distributions from:
Net investment income	(0.26)		(0.27)		(0.16)		(0.30)	(0.16)	(0.13)
Total dividends and distributions	(0.26)		(0.27)		(0.16)		(0.30)	(0.16)	(0.13)

Net asset value, end of period	$8.44		$8.72		$8.68		$8.87	$9.56	$9.25

Total return[5]	(3.01%	)[6]	3.65%	[6]	(0.30%	)[6]	(4.17% )	5.07%	8.70% [6]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$507		$8,198		$50,335		$87,491	$68,162	$50,749
Ratio of expenses to average net assets[7]	1.07%		1.09%		1.08%		1.08%	1.11%	1.08%
Ratio of expenses to average net assets prior to
fees waived[7]	1.50%		1.36%		1.13%		1.08%	1.11%	1.08%
Ratio of net investment income (loss) to average
net assets	(0.52%	)	0.04%		3.26%		2.82%	2.66%	2.60%
Ratio of net investment income (loss) to average
net assets prior to fees waived	(0.95%	)	(0.23%	)	3.21%		2.82%	2.66%	2.60%
Portfolio turnover	7%		281%	[8]	85%		41%	76%	72%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]

On October 4, 2019, Advisor Class shares of First Investors International Opportunities Bond Fund were reorganized into Institutional Class shares of Delaware International Opportunities Bond Fund. See Notes to Financial Statements. The Institutional Class shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors International Opportunities Bond Fund Advisor Class shares.

[3]	The average shares outstanding have been applied for per share information.
[4]	Amount is less than $0.005 per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[6]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[7]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[8]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Delaware International Opportunities Bond Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/21[1]		Year ended
	(Unaudited)		9/30/20[2]	9/30/19		9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$8.82		$8.77	$8.92		$9.59	$9.29	$8.67

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.01)		0.37	0.30		0.28	0.22	0.24
Net realized and unrealized gain (loss)	(0.01)		(0.03)	(0.33)		(0.65)	0.27	0.52
Total from investment operations	(0.02)		0.34	(0.03)		(0.37)	0.49	0.76

Less dividends and distributions from:
Net investment income	(0.27)		(0.29)	(0.12)		(0.30)	(0.19)	(0.14)
Total dividends and distributions	(0.27)		(0.29)	(0.12)		(0.30)	(0.19)	(0.14)

Net asset value, end of period	$8.53		$8.82	$8.77		$8.92	$9.59	$9.29

Total return[4]	(3.12%	)[5]	3.91% [5]	(0.25%	)[5]	(4.03% )	5.27%	8.85% [5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4		$49	$14,000		$9,868	$8,669	$8,289
Ratio of expenses to average net assets[6]	0.94%		1.00%	0.91%		0.93%	0.95%	0.93%
Ratio of expenses to average net assets prior to
fees waived[6]	1.55%		1.16%	0.96%		0.93%	0.95%	0.93%
Ratio of net investment income (loss) to average
net assets	(0.29%	)	4.21%	3.37%		2.98%	2.80%	2.75%
Ratio of net investment income (loss) to average
net assets prior to fees waived	(0.90%	)	4.05%	3.32%		2.98%	2.80%	2.75%
Portfolio turnover	7%		281% [7]	85%		41%	76%	72%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Institutional Class shares of First Investors International Opportunities Bond Fund were reorganized into Class R6 shares of Delaware International Opportunities Bond Fund. See Notes to Financial Statements. The Class R6 shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors International Opportunities Bond Fund Institutional Class shares.
[3]	The average shares outstanding have been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Investment Grade Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/21[1]	Year ended
	(Unaudited)	9/30/20[2]	9/30/19	9/30/18		9/30/17	9/30/16
Net asset value, beginning of period	$10.06	$9.93	$9.17	$9.66		$9.90	$9.64

Income (loss) from investment operations:
Net investment income[3]	0.11	0.20	0.26	0.26		0.26	0.27
Net realized and unrealized gain (loss)	0.04	0.53	0.82	(0.42)		(0.17)	0.35
Total from investment operations	0.15	0.73	1.08	(0.16)		0.09	0.62

Less dividends and distributions from:
Net investment income	(0.27)	(0.27)	(0.32)	(0.33)		(0.33)	(0.36)
Net realized gain	(0.30)	(0.33)	—	—		—	—
Total dividends and distributions	(0.57)	(0.60)	(0.32)	(0.33)		(0.33)	(0.36)

Net asset value, end of period	$9.64	$10.06	$9.93	$9.17		$9.66	$9.90

Total return[4]	— [5,6]	7.74%	12.00% [5]	(1.69%	)[5]	0.97% [5]	6.55% [5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$224,353	$264,482	$363,366	$400,673		$462,999	$477,010
Ratio of expenses to average net assets[7]	0.96%	1.02%	1.07%	1.06%		1.04%	1.05%
Ratio of expenses to average net assets prior to
fees waived[7]	0.98%	1.02%	1.16%	1.17%		1.15%	1.15%
Ratio of net investment income to average net
assets	2.13%	2.06%	2.83%	2.80%		2.68%	2.78%
Ratio of net investment income to average net
assets prior to fees waived	2.11%	2.06%	2.74%	2.69%		2.57%	2.68%
Portfolio turnover	49%	241% [8]	60%	58%		52%	37%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Class A shares of First Investors Investment Grade Fund were reorganized into Class A shares of Delaware Investment Grade Fund. See Notes to Financial Statements. The Class A shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors Investment Grade Fund Class A shares.
[3]	The average shares outstanding have been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Total return is less than 0.005%.
[7]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[8]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Delaware Investment Grade Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/21[1]	Year ended
	(Unaudited)	9/30/20[2]	9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$10.12	$9.99	$9.23	$9.71	$9.94	$9.67

Income (loss) from investment operations:
Net investment income[3]	0.12	0.23	0.30	0.30	0.26	0.30
Net realized and unrealized gain (loss)	0.05	0.53	0.82	(0.42)	(0.14)	0.34
Total from investment operations	0.17	0.76	1.12	(0.12)	0.12	0.64

Less dividends and distributions from:
Net investment income	(0.29)	(0.30)	(0.36)	(0.36)	(0.35)	(0.37)
Net realized gain	(0.30)	(0.33)	—	—	—	—
Total dividends and distributions	(0.59)	(0.63)	(0.36)	(0.36)	(0.35)	(0.37)

Net asset value, end of period	$9.70	$10.12	$9.99	$9.23	$9.71	$9.94

Total return[4]	0.13%	8.02%	12.37%	(1.25% )	1.32%	6.78%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,568	$1,764	$11,518	$180,286	$136,316	$83,659
Ratio of expenses to average net assets[5]	0.71%	0.81%	0.75%	0.72%	0.72%	0.74%
Ratio of expenses to average net assets prior to
fees waived[5]	0.73%	0.85%	0.84%	0.83%	0.82%	0.85%
Ratio of net investment income to average net
assets	2.38%	2.36%	3.22%	3.15%	2.99%	3.08%
Ratio of net investment income to average net
assets prior to fees waived	2.36%	2.32%	3.13%	3.04%	2.89%	2.97%
Portfolio turnover	49%	241% [6]	60%	58%	52%	37%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Advisor Class shares of First Investors Investment Grade Fund were reorganized into Institutional Class shares of Delaware Investment Grade Fund. See Notes to Financial Statements. The Institutional Class shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors Investment Grade Fund Advisor Class shares.
[3]	The average shares outstanding have been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Investment Grade Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/21[1]	Year ended
	(Unaudited)	9/30/20[2]	9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$10.09	$9.96	$9.20	$9.68	$9.92	$9.66

Income (loss) from investment operations:
Net investment income[3]	0.13	0.24	0.30	0.31	0.31	0.31
Net realized and unrealized gain (loss)	0.06	0.52	0.82	(0.42)	(0.18)	0.35
Total from investment operations	0.19	0.76	1.12	(0.11)	0.13	0.66

Less dividends and distributions from:
Net investment income	(0.30)	(0.30)	(0.36)	(0.37)	(0.37)	(0.40)
Net realized gain	(0.30)	(0.33)	—	—	—	—
Total dividends and distributions	(0.60)	(0.63)	(0.36)	(0.37)	(0.37)	(0.40)

Net asset value, end of period	$9.68	$10.09	$9.96	$9.20	$9.68	$9.92

Total return[4]	0.26%	8.10%	12.43%	(1.18% )	1.41%	6.97%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$56	$763	$23,083	$23,974	$26,127	$31,395
Ratio of expenses to average net assets[5]	0.66%	0.75%	0.67%	0.64%	0.63%	0.63%
Ratio of expenses to average net assets prior to
fees waived[5]	0.69%	0.83%	0.76%	0.75%	0.74%	0.74%
Ratio of net investment income to average net
assets	2.51%	2.41%	3.19%	3.23%	3.10%	3.17%
Ratio of net investment income to average net
assets prior to fees waived	2.48%	2.33%	3.10%	3.12%	2.99%	3.06%
Portfolio turnover	49%	241% [6]	60%	58%	52%	37%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Institutional Class shares of First Investors Investment Grade Fund were reorganized into Class R6 shares of Delaware Investment Grade Fund. See Notes to Financial Statements. The Class R6 shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors Investment Grade Fund Institutional Class shares.
[3]	The average shares outstanding have been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Delaware Limited Duration Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/21[1]	Year ended
	(Unaudited)	9/30/20[2]	9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$9.43	$9.31	$9.17	$9.47	$9.66	$9.76

Income (loss) from investment operations:
Net investment income (loss)[3]	0.04	0.15	0.21	—	0.08	(0.03)
Net realized and unrealized gain (loss)	0.09	0.17	0.19	(0.05)	(0.06)	0.15
Total from investment operations	0.13	0.32	0.40	(0.05)	0.02	0.12

Less dividends and distributions from:
Net investment income	(0.19)	(0.20)	(0.26)	(0.25)	(0.21)	(0.22)
Total dividends and distributions	(0.19)	(0.20)	(0.26)	(0.25)	(0.21)	(0.22)

Net asset value, end of period	$9.37	$9.43	$9.31	$9.17	$9.47	$9.66

Total return[4]	0.45%	3.56%	4.37%	(0.52% )	0.22%	1.21%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$151,291	$169,570	$220,830	$247,902	$62,841	$48,342
Ratio of expenses to average net assets[5]	0.74%	0.74%	0.79%	0.89%	1.05%	1.05%
Ratio of expenses to average net assets prior to
fees waived[5]	1.01%	1.06%	0.99%	1.11%	1.22%	1.23%
Ratio of net investment income (loss) to average
net assets	0.91%	1.57%	2.22%	0.02%	0.85%	(0.25% )
Ratio of net investment income (loss) to average
net assets prior to fees waived	0.64%	1.25%	2.02%	(0.20% )	0.68%	(0.43% )
Portfolio turnover	86%	162% [6]	87%	102%	60%	54%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Class A shares of First Investors Limited Duration Bond Fund were reorganized into Class A shares of Delaware Limited Duration Bond Fund. See Notes to Financial Statements. The Class A shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors Limited Duration Bond Fund Class A shares.
[3]	The average shares outstanding have been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Limited Duration Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/21[1]	Year ended
	(Unaudited)	9/30/20[2]	9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$9.46	$9.34	$9.20	$9.50	$9.69	$9.80

Income (loss) from investment operations:
Net investment income[3]	0.05	0.18	0.23	0.03	0.13	—
Net realized and unrealized gain (loss)	0.10	0.17	0.19	(0.05)	(0.08)	0.14
Total from investment operations	0.15	0.35	0.42	(0.02)	0.05	0.14

Less dividends and distributions from:
Net investment income	(0.22)	(0.23)	(0.28)	(0.28)	(0.24)	(0.25)
Total dividends and distributions	(0.22)	(0.23)	(0.28)	(0.28)	(0.24)	(0.25)

Net asset value, end of period	$9.39	$9.46	$9.34	$9.20	$9.50	$9.69

Total return[4]	0.45%	3.80%	4.65%	(0.25% )	0.54%	1.47%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$6,659	$8,680	$56,209	$35,498	$31,638	$50,645
Ratio of expenses to average net assets[5]	0.50%	0.51%	0.51%	0.62%	0.75%	0.75%
Ratio of expenses to average net assets prior to
fees waived[5]	0.76%	0.82%	0.69%	0.84%	1.02%	1.01%
Ratio of net investment income to average net
assets	1.15%	1.96%	2.47%	0.33%	1.14%	0.04%
Ratio of net investment income (loss) to average
net assets prior to fees waived	0.89%	1.65%	2.29%	0.11%	0.87%	(0.22% )
Portfolio turnover	86%	162% [6]	87%	102%	60%	54%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Advisor Class shares of First Investors Limited Duration Bond Fund were reorganized into Institutional Class shares of Delaware Limited Duration Bond Fund. See Notes to Financial Statements. The Institutional Class shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors Limited Duration Bond Fund Advisor Class shares.
[3]	The average shares outstanding have been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Delaware Limited Duration Bond Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/21[1]	Year ended
	(Unaudited)	9/30/20[2]	9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$9.48	$9.35	$9.21	$9.52	$9.70	$9.81

Income (loss) from investment operations:
Net investment income[3]	0.06	0.20	0.25	0.04	0.11	0.02
Net realized and unrealized gain (loss)	0.10	0.17	0.19	(0.06)	(0.04)	0.14
Total from investment operations	0.16	0.37	0.44	(0.02)	0.07	0.16

Less dividends and distributions from:
Net investment income	(0.23)	(0.24)	(0.30)	(0.29)	(0.25)	(0.27)
Total dividends and distributions	(0.23)	(0.24)	(0.30)	(0.29)	(0.25)	(0.27)

Net asset value, end of period	$9.41	$9.48	$9.35	$9.21	$9.52	$9.70

Total return[4]	0.53%	4.06%	4.83%	(0.19% )	0.77%	1.64%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$53	$308	$47,965	$38,822	$41,065	$22,296
Ratio of expenses to average net assets[5]	0.36%	0.35%	0.36%	0.47%	0.60%	0.60%
Ratio of expenses to average net assets prior to
fees waived[5]	0.73%	0.59%	0.56%	0.68%	0.82%	0.82%
Ratio of net investment income to average net
assets	1.31%	2.14%	2.64%	0.46%	1.30%	0.20%
Ratio of net investment income (loss) to average
net assets prior to fees waived	0.94%	1.90%	2.44%	0.25%	1.08%	(0.02% )
Portfolio turnover	86%	162% [6]	87%	102%	60%	54%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Institutional Class shares of First Investors Limited Duration Bond Fund were reorganized into Class R6 shares of Delaware Limited Duration Bond Fund. See Notes to Financial Statements. The Class R6 shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors Limited Duration Bond Fund Institutional Class shares.
[3]	The average shares outstanding have been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Strategic Income II Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/21[1]	Year ended
	(Unaudited)	9/30/20[2]	9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$9.44	$9.32	$9.20	$9.53	$9.48	$9.30

Income (loss) from investment operations:
Net investment income[3]	0.16	0.28	0.30	0.31	0.30	0.30
Net realized and unrealized gain (loss)	0.42	0.16	0.12	(0.32)	0.05	0.22
Total from investment operations	0.58	0.44	0.42	(0.01)	0.35	0.52

Less dividends and distributions from:
Net investment income	(0.34)	(0.32)	(0.30)	(0.32)	(0.30)	(0.32)
Net realized gain	—	—	—	—	—	(0.02)
Total dividends and distributions	(0.34)	(0.32)	(0.30)	(0.32)	(0.30)	(0.34)

Net asset value, end of period	$9.68	$9.44	$9.32	$9.20	$9.53	$9.48

Total return[4]	4.44%	4.89%	4.67% [5]	(0.10% )	3.73%	5.64%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$84,463	$99,020	$137,155	$152,180	$162,789	$149,190
Ratio of expenses to average net assets[6]	1.12%	1.14%	0.53%	0.56%	0.57%	0.58%
Ratio of expenses to average net assets prior to
fees waived[6]	1.12%	1.14%	0.55%	0.56%	0.57%	0.58%
Ratio of net investment income to average net
assets	3.38%	3.00%	3.24%	3.36%	3.24%	3.19%
Ratio of net investment income to average net
assets prior to fees waived	3.38%	3.00%	3.22%	3.36%	3.24%	3.19%
Portfolio turnover	30%	244% [7]	70%	58%	37%	49%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Class A shares of First Investors Strategic Income were reorganized into Class A shares of Delaware Strategic Income II Fund. See Notes to Financial Statements. The Class A shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors Strategic Income Class A shares.
[3]	The average shares outstanding have been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Delaware Strategic Income II Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/21[1]	Year ended
	(Unaudited)	9/30/20[2]	9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$9.43	$9.32	$9.19	$9.52	$9.47	$9.29

Income (loss) from investment operations:
Net investment income[3]	0.18	0.30	0.33	0.34	0.29	0.33
Net realized and unrealized gain (loss)	0.43	0.15	0.13	(0.32)	0.09	0.23
Total from investment operations	0.61	0.45	0.46	0.02	0.38	0.56

Less dividends and distributions from:
Net investment income	(0.37)	(0.34)	(0.33)	(0.35)	(0.33)	(0.36)
Net realized gain	—	—	—	—	—	(0.02)
Total dividends and distributions	(0.37)	(0.34)	(0.33)	(0.35)	(0.33)	(0.38)

Net asset value, end of period	$9.67	$9.43	$9.32	$9.19	$9.52	$9.47

Total return[4]	4.57%	5.06%	5.11% [5]	0.22%	4.14%	6.14%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$313	$307	$566	$759	$963	$415
Ratio of expenses to average net assets[6]	0.87%	0.89%	0.19%	0.21%	0.18%	0.17%
Ratio of expenses to average net assets prior to
fees waived[6]	0.87%	0.89%	0.21%	0.21%	0.18%	0.17%
Ratio of net investment income to average net
assets	3.65%	3.24%	3.60%	3.70%	3.66%	3.59%
Ratio of net investment income to average net
assets prior to fees waived	3.65%	3.24%	3.58%	3.70%	3.66%	3.59%
Portfolio turnover	30%	244% [7]	70%	58%	37%	49%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Advisor Class shares of First Investors Strategic Income were reorganized into Institutional Class shares of Delaware Strategic Income II Fund. See Notes to Financial Statements. The Institutional Class shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors Strategic Income Advisor Class shares.
[3]	The average shares outstanding have been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Covered Call Strategy Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended					4/1/16[1]
	3/31/21[2]	Year ended				to
	(Unaudited)	9/30/20[3]	9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$10.99	$11.81	$11.83	$11.18	$10.36	$10.00

Income (loss) from investment operations:
Net investment income[4]	0.04	0.13	0.12	0.11	0.10	0.06
Net realized and unrealized gain (loss)	1.74	(0.82)	(0.02)	0.64	0.85	0.33
Total from investment operations	1.78	(0.69)	0.10	0.75	0.95	0.39

Less dividends and distributions from:
Net investment income	(0.11)	(0.13)	(0.12)	(0.10)	(0.11)	(0.03)
Net realized gain	—	—	—	—	(0.02)	—
Total dividends and distributions	(0.11)	(0.13)	(0.12)	(0.10)	(0.13)	(0.03)

Net asset value, end of period	$12.66	$10.99	$11.81	$11.83	$11.18	$10.36

Total return[5]	15.73%	(5.75% )	0.97%	6.79%	9.17%	3.94%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$110,404	$121,566	$211,777	$237,103	$167,906	$48,514
Ratio of expenses to average net assets[6]	1.31%	1.32%	1.30%	1.30%	1.30%	1.30%
Ratio of expenses to average net assets prior to
fees waived[6]	1.35%	1.37%	1.28%	1.28%	1.36%	1.73%
Ratio of net investment income to average net
assets	0.71%	1.15%	1.11%	0.95%	1.18%	1.19%
Ratio of net investment income to average net
assets prior to fees waived	0.67%	1.10%	1.13%	0.97%	1.12%	0.76%
Portfolio turnover	27%	49%	34%	107%	121%	83%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	On October 4, 2019, Class A shares of First Investors Covered Call Strategy Fund were reorganized into Class A shares of Delaware Covered Call Strategy Fund. See Notes to Financial Statements. The Class A shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors Covered Call Strategy Fund Class A shares.
[4]	The average shares outstanding have been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Covered Call Strategy Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended					4/1/16[1]
	3/31/21[2]	Year ended				to
	(Unaudited)	9/30/20[3]	9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$10.96	$11.78	$11.80	$11.16	$10.34	$10.00

Income (loss) from investment operations:
Net investment income[4]	0.06	0.15	0.16	0.14	0.13	0.08
Net realized and unrealized gain (loss)	1.74	(0.81)	(0.02)	0.64	0.86	0.32
Total from investment operations	1.80	(0.66)	0.14	0.78	0.99	0.40

Less dividends and distributions from:
Net investment income	(0.14)	(0.16)	(0.16)	(0.14)	(0.15)	(0.06)
Net realized gain	—	—	—	—	(0.02)	—
Total dividends and distributions	(0.14)	(0.16)	(0.16)	(0.14)	(0.17)	(0.06)

Net asset value, end of period	$12.62	$10.96	$11.78	$11.80	$11.16	$10.34

Total return[5]	15.82%	(5.54% )	1.25%	7.09%	9.62%	4.05%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$35,615	$37,887	$66,252	$114,275	$109,360	$39,129
Ratio of expenses to average net assets[6]	1.08%	1.10%	1.00%	0.97%	0.97%	0.97%
Ratio of expenses to average net assets prior to
fees waived[6]	1.10%	1.12%	0.96%	1.03%	1.06%	1.50%
Ratio of net investment income to average net
assets	0.96%	1.38%	1.41%	1.25%	1.53%	1.64%
Ratio of net investment income to average net
assets prior to fees waived	0.94%	1.36%	1.45%	1.19%	1.44%	1.11%
Portfolio turnover	27%	49%	34%	107%	121%	83%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	On October 4, 2019, Advisor Class shares of First Investors Covered Call Strategy Fund were reorganized into Institutional Class shares of Delaware Covered Call Strategy Fund. See Notes to Financial Statements. The Institutional Class shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors Covered Call Strategy Fund Advisor Class shares.
[4]	The average shares outstanding have been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Covered Call Strategy Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended					4/1/16[1]
	3/31/21[2]	Year ended				to
	(Unaudited)	9/30/20[3]	9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$10.91	$11.69	$11.72	$11.17	$10.35	$10.00

Income (loss) from investment operations:
Net investment income[4]	0.07	0.18	0.17	0.16	0.16	0.09
Net realized and unrealized gain (loss)	1.71	(0.81)	(0.02)	0.63	0.85	0.33
Total from investment operations	1.78	(0.63)	0.15	0.79	1.01	0.42

Less dividends and distributions from:
Net investment income	(0.13)	(0.15)	(0.18)	(0.24)	(0.17)	(0.07)
Net realized gain	—	—	—	—	(0.02)	—
Total dividends and distributions	(0.13)	(0.15)	(0.18)	(0.24)	(0.19)	(0.07)

Net asset value, end of period	$12.56	$10.91	$11.69	$11.72	$11.17	$10.35

Total return[5]	15.90%	(5.30% )	1.42%	7.19%	9.77%	4.18%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$84	$236	$1,477	$2,913	$7,334	$4,214
Ratio of expenses to average net assets[6]	0.88%	0.89%	0.87%	0.84%	0.84%	0.84%
Ratio of expenses to average net assets prior to
fees waived[6]	1.02%	1.07%	0.90%	0.89%	0.96%	1.25%
Ratio of net investment income to average net
assets	1.26%	1.64%	1.54%	1.38%	1.65%	1.76%
Ratio of net investment income to average net
assets prior to fees waived	1.12%	1.46%	1.51%	1.33%	1.53%	1.35%
Portfolio turnover	27%	49%	34%	107%	121%	83%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	On October 4, 2019, Institutional Class shares of First Investors Covered Call Strategy Fund were reorganized into Class R6 shares of Delaware Covered Call Strategy Fund. See Notes to Financial Statements. The Class R6 shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors Covered Call Strategy Fund Institutional Class shares.
[4]	The average shares outstanding have been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Hedged U.S. Equity Opportunities Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended							8/1/16[1]
	3/31/21[2]	Year ended						to
	(Unaudited)	9/30/20[3]	9/30/19	9/30/18		9/30/17		9/30/16
Net asset value, beginning of period	$11.61	$12.36	$11.90	$10.77		$9.91		$10.00

Income (loss) from investment operations:
Net investment loss[4]	(0.02)	(0.02)	(0.01)	(0.03)		(0.02)		—
Net realized and unrealized gain (loss)	1.19	1.23	0.68	1.16		0.88		(0.09)
Total from investment operations	1.17	1.21	0.67	1.13		0.86		(0.09)

Less dividends and distributions from:
Net investment income	—	(0.05)	—	—		—		—
Net realized gain	(2.91)	(1.91)	(0.21)	—		—		—
Total dividends and distributions	(2.91)	(1.96)	(0.21)	—		—		—

Net asset value, end of period	$9.87	$11.61	$12.36	$11.90		$10.77		$9.91

Total return[5]	10.65%	10.91%	5.92%	10.49%		8.68%		(0.90%	)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$50,186	$55,603	$78,297	$66,746		$44,228		$9,265
Ratio of expenses to average net assets[6]	1.64%	1.66%	1.75%	1.75%		1.75%		1.75%
Ratio of expenses to average net assets prior to
fees waived[6]	1.79%	1.85%	1.68%	1.76%		2.09%		4.24%
Ratio of net investment loss to average net assets	(0.44% )	(0.14% )	(0.05% )	(0.22%	)	(0.21%	)	(0.02%	)
Ratio of net investment income (loss) to average
net assets prior to fees waived	(0.59% )	(0.33% )	0.02%	(0.23%	)	(0.55%	)	(2.51%	)
Portfolio turnover	45%	109%	124%	56%		75%		7%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]

On October 4, 2019, Class A shares of First Investors Hedged U.S. Equity Opportunities Fund were reorganized into Class A shares of Delaware Hedged U.S. Equity Opportunities Fund. See Notes to Financial Statements. The Class A shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors Hedged U.S. Equity Opportunities Fund Class A shares.

[4]	The average shares outstanding have been applied for per share information.
[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Hedged U.S. Equity Opportunities Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended						8/1/16[1]
	3/31/21[2]	Year ended					to
	(Unaudited)	9/30/20[3]	9/30/19	9/30/18	9/30/17		9/30/16
Net asset value, beginning of period	$11.79	$12.48	$11.99	$10.81	$9.91		$10.00

Income (loss) from investment operations:
Net investment income[4]	— [5]	0.02	0.03	0.02	0.01		—
Net realized and unrealized gain (loss)	1.21	1.25	0.67	1.16	0.89		(0.09)
Total from investment operations	1.21	1.27	0.70	1.18	0.90		(0.09)

Less dividends and distributions from:
Net investment income	—	(0.05)	— [5]	—	—	[5]	—
Net realized gain	(2.91)	(1.91)	(0.21)	—	—		—
Total dividends and distributions	(2.91)	(1.96)	(0.21)	—	—	[5]	—

Net asset value, end of period	$10.09	$11.79	$12.48	$11.99	$10.81		$9.91

Total return[6]	10.84%	11.28%	6.14%	10.92%	9.11%		(0.90% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$31,202	$19,229	$44,543	$94,955	$33,770		$24,539
Ratio of expenses to average net assets[7]	1.30%	1.33%	1.42%	1.42%	1.42%		1.42%
Ratio of expenses to average net assets prior to
fees waived[7]	1.54%	1.62%	1.39%	1.40%	1.76%		3.37%
Ratio of net investment income (loss) to average
net assets	(0.07% )	0.21%	0.27%	0.16%	0.10%		0.26%
Ratio of net investment income (loss) to average
net assets prior to fees waived	(0.31% )	(0.08% )	0.30%	0.18%	(0.24%	)	(1.69% )
Portfolio turnover	45%	109%	124%	56%	75%		7%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]

On October 4, 2019, Advisor Class shares of First Investors Hedged U.S. Equity Opportunities Fund were reorganized into Institutional Class shares of Delaware Hedged U.S. Equity Opportunities Fund. See Notes to Financial Statements. The Institutional Class shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors Hedged U.S. Equity Opportunities Fund Advisor Class shares.

[4]	The average shares outstanding have been applied for per share information.
[5]	Amount is less than $0.005 per share.
[6]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[7]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Hedged U.S. Equity Opportunities Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended						8/1/16[1]
	3/31/21[2]	Year ended					to
	(Unaudited)	9/30/20[3]	9/30/19	9/30/18	9/30/17		9/30/16
Net asset value, beginning of period	$11.80	$12.53	$12.01	$10.82	$9.91		$10.00

Income (loss) from investment operations:
Net investment income[4]	0.01	0.04	0.04	0.02	0.02		0.01
Net realized and unrealized gain (loss)	1.20	1.24	0.69	1.17	0.89		(0.10)
Total from investment operations	1.21	1.28	0.73	1.19	0.91		(0.09)

Less dividends and distributions from:
Net investment income	—	(0.10)	— [5]	—	—	[5]	—
Net realized gain	(2.91)	(1.91)	(0.21)	—	—		—
Total dividends and distributions	(2.91)	(2.01)	(0.21)	—	—	[5]	—

Net asset value, end of period	$10.10	$11.80	$12.53	$12.01	$10.82		$9.91

Total return[6]	10.86%	11.41%	6.39%	11.00%	9.21%		(0.90% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$54	$91	$341	$574	$472		$99
Ratio of expenses to average net assets[7]	1.20%	1.23%	1.31%	1.31%	1.31%		1.31%
Ratio of expenses to average net assets prior to
fees waived[7]	1.49%	1.57%	1.30%	1.39%	1.74%		3.24%
Ratio of net investment income (loss) to average
net assets	(0.01% )	0.31%	0.37%	0.21%	0.23%		0.30%
Ratio of net investment income (loss) to average
net assets prior to fees waived	(0.30% )	(0.03% )	0.38%	0.13%	(0.20%	)	(1.63% )
Portfolio turnover	45%	109%	124%	56%	75%		7%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]

On October 4, 2019, Institutional Class shares of First Investors Hedged U.S. Equity Opportunities Fund were reorganized into Class R6 shares of Delaware Hedged U.S. Equity Opportunities Fund. See Notes to Financial Statements. The Class R6 shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors Hedged U.S. Equity Opportunities Fund Institutional Class shares.

[4]	The average shares outstanding have been applied for per share information.
[5]	Amount is less than $0.005 per share.
[6]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[7]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Premium Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended			4/2/18[1]
	3/31/21[2]	Year ended		to
	(Unaudited)	9/30/20[3]	9/30/19	9/30/18
Net asset value, beginning of period	$9.36	$10.14	$10.26	$10.00

Income (loss) from investment operations:
Net investment income[4]	0.09	0.21	0.18	0.08
Net realized and unrealized gain (loss)	0.91	(0.65)	0.05	0.23
Total from investment operations	1.00	(0.44)	0.23	0.31

Less dividends and distributions from:
Net investment income	(0.22)	(0.21)	(0.17)	(0.05)
Net realized gain	—	(0.13)	(0.18)	—
Total dividends and distributions	(0.22)	(0.34)	(0.35)	(0.05)

Net asset value, end of period	$10.14	$9.36	$10.14	$10.26

Total return[5]	9.41%	(4.24% )	2.33%	3.06%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$26,473	$31,472	$60,830	$41,688
Ratio of expenses to average net assets[6]	1.30%	1.30%	1.30%	1.30%
Ratio of expenses to average net assets prior to fees waived[6]	1.48%	1.44%	1.35%	2.07%
Ratio of net investment income to average net assets	1.95%	2.19%	1.74%	1.57%
Ratio of net investment income to average net assets prior to fees waived	1.77%	2.05%	1.69%	0.80%
Portfolio turnover	7%	32%	63%	77%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]

On October 4, 2019, Class A shares of First Investors Premium Income Fund were reorganized into Class A shares of Delaware Premium Income Fund. See Notes to Financial Statements. The Class A shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors Premium Income Fund Class A shares.

[4]	The average shares outstanding have been applied for per share information.
[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Premium Income Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended			4/2/18[1]
	3/31/21[2]	Year ended		to
	(Unaudited)	9/30/20[3]	9/30/19	9/30/18
Net asset value, beginning of period	$9.37	$10.16	$10.26	$10.00

Income (loss) from investment operations:
Net investment income[4]	0.11	0.23	0.20	0.10
Net realized and unrealized gain (loss)	0.91	(0.65)	0.07	0.22
Total from investment operations	1.02	(0.42)	0.27	0.32

Less dividends and distributions from:
Net investment income	(0.24)	(0.24)	(0.19)	(0.06)
Net realized gain	—	(0.13)	(0.18)	—
Total dividends and distributions	(0.24)	(0.37)	(0.37)	(0.06)

Net asset value, end of period	$10.15	$9.37	$10.16	$10.26

Total return[5]	9.54%	(4.05% )	2.67%	3.18%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$26,203	$32,769	$67,844	$34,170
Ratio of expenses to average net assets[6]	1.05%	1.05%	1.05%	1.02%
Ratio of expenses to average net assets prior to fees waived[6]	1.22%	1.19%	1.10%	1.52%
Ratio of net investment income to average net assets	2.21%	2.45%	1.98%	1.86%
Ratio of net investment income to average net assets prior to fees waived	2.04%	2.31%	1.93%	1.36%
Portfolio turnover	7%	32%	63%	77%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]

On October 4, 2019, Advisor Class shares of First Investors Premium Income Fund were reorganized into Institutional Class shares of Delaware Premium Income Fund. See Notes to Financial Statements. The Institutional Class shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors Premium Income Fund Advisor Class shares.

[4]	The average shares outstanding have been applied for per share information.
[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Premium Income Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended			4/2/18[1]
	3/31/21[2]	Year ended		to
	(Unaudited)	9/30/20[3]	9/30/19	9/30/18
Net asset value, beginning of period	$4.87	$5.53	$10.16	$10.00

Income (loss) from investment operations:
Net investment income[4]	0.06	0.13	0.20	0.10
Net realized and unrealized gain (loss)	0.56	(0.37)	(0.27)	0.23
Total from investment operations	0.62	(0.24)	(0.07)	0.33

Less dividends and distributions from:
Net investment income	(0.30)	(0.29)	(4.38)	(0.17)
Net realized gain	—	(0.13)	(0.18)	—
Total dividends and distributions	(0.30)	(0.42)	(4.56)	(0.17)

Net asset value, end of period	$5.19	$4.87	$5.53	$10.16

Total return[5]	9.56%	(3.95% )	2.90%	3.27%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$37	$34	$29	$3,877
Ratio of expenses to average net assets[6]	0.90%	0.90%	0.90%	0.89%
Ratio of expenses to average net assets prior to fees waived[6]	1.16%	1.13%	1.05%	1.88%
Ratio of net investment income to average net assets	2.37%	2.63%	2.06%	1.88%
Ratio of net investment income to average net assets prior to fees waived	2.11%	2.40%	1.91%	0.89%
Portfolio turnover	7%	32%	63%	77%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]

On October 4, 2019, Institutional Class shares of First Investors Premium Income Fund were reorganized into Class R6 shares of Delaware Premium Income Fund. See Notes to Financial Statements. The Class R6 shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors Premium Income Fund Institutional Class shares.

[4]	The average shares outstanding have been applied for per share information.
[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Total Return Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/21[1]	Year ended
	(Unaudited)	9/30/20[2]		9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$14.37	$19.03		$20.22	$19.88	$19.00	$18.21

Income (loss) from investment operations:
Net investment income[3]	0.14	0.29		0.28	0.31	0.23	0.23
Net realized and unrealized gain (loss)	2.34	(0.88)		0.39	0.74	1.27	1.26
Total from investment operations	2.48	(0.59)		0.67	1.05	1.50	1.49

Less dividends and distributions from:
Net investment income	(0.34)	(0.33)		(0.34)	(0.36)	(0.32)	(0.27)
Net realized gain	—	(3.73)		(1.52)	(0.35)	(0.30)	(0.43)
Return of capital	—	(0.01)		—	—	—	—
Total dividends and distributions	(0.34)	(4.07)		(1.86)	(0.71)	(0.62)	(0.70)

Net asset value, end of period	$16.51	$14.37		$19.03	$20.22	$19.88	$19.00

Total return[4]	16.25%	(4.48%	)[5]	4.58%	5.32%	8.09%	8.36%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$536,945	$550,020		$800,910	$889,473	$877,311	$845,726
Ratio of expenses to average net assets[6]	1.12%	1.16%		1.17%	1.18%	1.19%	1.19%
Ratio of expenses to average net assets prior to
fees waived[6]	1.12%	1.17%		1.17%	1.18%	1.19%	1.19%
Ratio of net investment income to average net
assets	1.79%	1.89%		1.50%	1.55%	1.22%	1.27%
Ratio of net investment income to average net
assets prior to fees waived	1.79%	1.88%		1.50%	1.55%	1.22%	1.27%
Portfolio turnover	51%	151%	[7]	59%	53%	39%	63%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]

On October 4, 2019, Class A shares of First Investors Total Return Fund were reorganized into Class A shares of Delaware Total Return Fund. See Notes to Financial Statements. The Class A shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors Total Return Fund Class A shares.

[3]	The average shares outstanding have been applied for per share information.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[5]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Total Return Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/21[1]	Year ended
	(Unaudited)	9/30/20[2]	9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$14.43	$19.10	$20.32	$19.98	$19.04	$18.26

Income (loss) from investment operations:
Net investment income[3]	0.16	0.33	0.34	0.37	0.32	0.26
Net realized and unrealized gain (loss)	2.36	(0.90)	0.40	0.75	1.30	1.27
Total from investment operations	2.52	(0.57)	0.74	1.12	1.62	1.53

Less dividends and distributions from:
Net investment income	(0.37)	(0.36)	(0.44)	(0.43)	(0.38)	(0.32)
Net realized gain	—	(3.73)	(1.52)	(0.35)	(0.30)	(0.43)
Return of capital	—	(0.01)	—	—	—	—
Total dividends and distributions	(0.37)	(4.10)	(1.96)	(0.78)	(0.68)	(0.75)

Net asset value, end of period	$16.58	$14.43	$19.10	$20.32	$19.98	$19.04

Total return[4]	16.41%	(4.29% )	4.93%	5.69%	8.69%	8.55%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,371	$769	$1,166	$1,006	$996	$1,213
Ratio of expenses to average net assets[5]	0.87%	0.90%	0.85%	0.84%	0.80%	0.82%
Ratio of net investment income to average net
assets	1.98%	2.12%	1.80%	1.83%	1.61%	1.63%
Portfolio turnover	51%	151% [6]	59%	53%	39%	63%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]

On October 4, 2019, Advisor Class shares of First Investors Total Return Fund were reorganized into Institutional Class shares of Delaware Total Return Fund. See Notes to Financial Statements. The Institutional Class shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors Total Return Fund Advisor Class shares.

[3]	The average shares outstanding have been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Delaware Total Return Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/21[1]	Year ended
	(Unaudited)	9/30/20[2]		9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$14.47	$19.14		$20.38	$20.05	$19.13	$18.29

Income (loss) from investment operations:
Net investment income[3]	0.18	0.35		0.35	0.40	0.32	0.31
Net realized and unrealized gain (loss)	2.37	(0.90)		0.41	0.74	1.27	1.28
Total from investment operations	2.55	(0.55)		0.76	1.14	1.59	1.59

Less dividends and distributions from:
Net investment income	(0.39)	(0.39)		(0.48)	(0.46)	(0.37)	(0.32)
Net realized gain	—	(3.73)		(1.52)	(0.35)	(0.30)	(0.43)
Return of capital	—	—[4]		—	—	—	—
Total dividends and distributions	(0.39)	(4.12)		(2.00)	(0.81)	(0.67)	(0.75)

Net asset value, end of period	$16.63	$14.47		$19.14	$20.38	$20.05	$19.13

Total return[5]	16.53% [6]	(4.17%	)[6]	5.06%	5.77%	8.50%	8.88%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$65	$762		$1,976	$34,555	$33,545	$32,525
Ratio of expenses to average net assets[7]	0.79%	0.81%		0.79%	0.77%	0.77%	0.77%
Ratio of expenses to average net assets prior to
fees waived[7]	0.82%	0.89%		0.79%	0.77%	0.77%	0.77%
Ratio of net investment income to average net
assets	2.37%	2.23%		1.86%	1.96%	1.65%	1.68%
Ratio of net investment income to average net
assets prior to fees waived	2.34%	2.15%		1.86%	1.96%	1.65%	1.68%
Portfolio turnover	51%	151%	[8]	59%	53%	39%	63%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]

On October 4, 2019, Institutional Class shares of First Investors Total Return Fund were reorganized into Class R6 shares of Delaware Total Return Fund. See Notes to Financial Statements. The Class R6 shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors Total Return Fund Institutional Class shares.

[3]	The average shares outstanding have been applied for per share information.
[4]	Amount is less than $0.005 per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[6]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[7]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[8]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Notes to financial statements
Delaware Group® Equity Funds IV (Trust)

March 31, 2021 (Unaudited)

Delaware Group Equity Funds IV (Trust) is organized as a Delaware statutory trust and offers 20 series. These financial statements and the related notes pertain to 17 funds listed below (each a Fund, or collectively, the Funds). The Trust is an open-end investment company. The Funds, except for Delaware Global Equity Fund and Delaware International Fund, are considered diversified under the Investment Company Act of 1940, as amended (1940 Act). Delaware Global Equity Fund and Delaware International Fund are considered nondiversified. The Funds offer Class A, Institutional Class and Class R6 shares. Delaware Strategic Income II Fund does not offer Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.75% for Delaware Growth and Income Fund, Delaware Equity Income Fund, Delaware Growth Equity Fund, Delaware Opportunity Fund, Delaware Special Situations Fund, Delaware Global Equity Fund, Delaware International Fund, Delaware Total Return Fund, Delaware Covered Call Strategy Fund, Delaware Hedged U.S. Equity Opportunities Fund, and Delaware Premium Income Fund; 4.50% for Delaware Fund for Income, Delaware Investment Grade Fund, Delaware Strategic Income II Fund, and Delaware International Opportunities Bond Fund; and 2.75% for Delaware Limited Duration Bond Fund and Delaware Floating Rate II Fund. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more Class A shares, for shares of Delaware Fund for Income, Delaware International Opportunities Bond Fund, Delaware Investment Grade Fund or Delaware Strategic Income Fund II, purchased prior to July 1, 2020, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem these shares within the second year; and for shares purchased on or after July 1, 2020, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. If DDLP paid your financial intermediary a commission on your purchase of $1 million or more Class A shares, for shares of Delaware Floating Rate II or Delaware Limited Duration Bond Fund, you will have to a pay a Limited CDSC of 0.75% if you redeem these shares within the first year after your purchase, unless a specific waiver of the Limited CDSC applies. If DDLP paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, for Delaware Covered Call Strategy Fund, Delaware Equity Income Fund, Delaware Global Equity Fund, Delaware Growth and Income Fund, Delaware Hedged U.S. Equity Opportunities Fund, Delaware International Fund, Delaware Opportunity Fund, Delaware Premium Income Fund, Delaware Growth Equity Fund, Delaware Special Situations Fund, or Delaware Total Return Fund, for shares purchased prior to July 1, 2020, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem these shares within the second year; and for shares purchased on or after July 1, 2020, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Institutional Class and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers or other financial intermediaries.

Before each Fund commenced operations, on October 4, 2019, all of the assets and liabilities of the corresponding fund identified as its respective Predecessor Fund (the “Predecessor Fund”) were transferred to the Fund in a tax-free reorganization as set forth in an agreement and plan of reorganization (each a Foresters Reorganization) between the Trust, on behalf of the Funds, and Foresters Investment Management Company, Inc., on behalf of the Predecessor Funds. As a result of each Foresters Reorganization, the applicable Fund assumed the performance and accounting history of its corresponding Predecessor Fund. Financial information included for the dates prior to the Foresters Reorganization is that of the Predecessor Funds.

Fund	Predecessor Fund
Delaware Equity Income Fund	First Investors Equity Income Fund
Delaware Growth and Income Fund	First Investors Growth & Income Fund
Delaware Growth Equity Fund	First Investors Select Growth Fund
Delaware Opportunity Fund	First Investors Opportunity Fund
Delaware Special Situations Fund	First Investors Special Situations Fund
Delaware Global Equity Fund	First Investors Global Fund
Delaware International Fund	First Investors International Fund
Delaware Floating Rate II Fund	First Investors Floating Rate Fund
Delaware Fund for Income	First Investors Fund For Income
Delaware International Opportunities Bond Fund	First Investors International Opportunities Bond Fund

Fund	Predecessor Fund
Delaware Investment Grade Fund	First Investors Investment Grade Fund
Delaware Limited Duration Bond Fund	First Investors Limited Duration Bond Fund
Delaware Strategic Income II Fund	First Investors Strategic Income
Delaware Covered Call Strategy Fund	First Investors Covered Call Strategy Fund
Delaware Hedged U.S. Equity Opportunities Fund	First Investors Hedged U.S. Equity Opportunities Fund
Delaware Premium Income Fund	First Investors Premium Income Fund
Delaware Total Return Fund	First Investors Total Return Fund

1. Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities and credit default swap contracts (CDS) are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed; attributes of the collateral; yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Futures contracts are valued at the daily quoted settlement prices. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Open-end investment companies are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Funds may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Funds value their securities, generally as of 4:00pm Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Funds may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing.) Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year.

Notes to financial statements
Delaware Group® Equity Funds IV (Trust)

1. Significant Accounting Policies (continued)

Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the six months ended March 31, 2021 and for all open tax years (years ended September 30, 2017–September 30, 2020), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. In regard to foreign taxes only, a Fund has open tax years in certain foreign countries in which it invests in that may date back to the inception of the Fund. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statements of operations.” During the six months ended March 31, 2021, the Funds did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes for each Fund on the basis of daily net assets of each class. For Delaware Floating Rate II Fund, Delaware Fund for Income, Delaware International Opportunities Bond Fund, Delaware Investment Grade Fund, Delaware Limited Duration Bond Fund, and Delaware Strategic Income II Fund, investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each respective Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Funds’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds generally bifurcate that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses), which is due to changes in foreign exchange rates, is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, the realized gains and losses are included on the “Statement of operations” under “Net realized gain (loss) on investments.” The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Distributions received from investments in master limited partnerships are recorded as return of capital on investments on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends and interest have been recorded in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Delaware Floating Rate II Fund, Delaware Fund for Income, Delaware International Opportunities Bond Fund, Delaware Investment Grade Fund, Delaware Limited Duration Bond Fund, and Delaware Strategic Income II Fund declare dividends daily from net investment income and pay the dividends monthly. Delaware Total Return Fund declares and pays dividends monthly. Delaware Equity Income Fund, Delaware Growth and Income Fund, Delaware Covered Call Strategy Fund, and Delaware Premium Income Fund declare and pay dividends quarterly. Delaware Growth Equity Fund, Delaware Opportunity Fund, Delaware Special Situations Fund, Delaware Global

Equity Fund, Delaware International Fund, and Delaware Hedged U.S. Equity Opportunities Fund declare and pay dividends annually. Each Fund declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statements of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended March 31, 2021, each Fund earned the following amounts under this arrangement:

Fund	Custody credits
Delaware Equity Income Fund	$—
Delaware Growth and Income Fund	210
Delaware Growth Equity Fund	—
Delaware Opportunity Fund	2
Delaware Special Situations Fund	—
Delaware Global Equity Fund	—
Delaware International Fund	—
Delaware Floating Rate II Fund	51
Delaware Fund for Income	71
Delaware International Opportunities Bond Fund	—
Delaware Investment Grade Fund	1
Delaware Limited Duration Bond Fund	3
Delaware Strategic Income II Fund	25
Delaware Covered Call Strategy Fund	9
Delaware Hedged U.S. Equity Opportunities Fund	—
Delaware Premium Income Fund	—
Delaware Total Return Fund	181

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.”

For the six months ended March 31, 2021, each Fund earned the following amounts under this arrangement:

Fund	Earnings Credits
Delaware Equity Income Fund	$1,164
Delaware Growth and Income Fund	3,626
Delaware Growth Equity Fund	1,600
Delaware Opportunity Fund	2,486
Delaware Special Situations Fund	1,693
Delaware Global Equity Fund	1,080
Delaware International Fund	1,054
Delaware Floating Rate II Fund	187
Delaware Fund for Income	1,232
Delaware International Opportunities Bond Fund	183
Delaware Investment Grade Fund	938
Delaware Limited Duration Bond Fund	706
Delaware Strategic Income II Fund	317
Delaware Covered Call Strategy Fund	688
Delaware Hedged U.S. Equity Opportunities Fund	282
Delaware Premium Income Fund	207
Delaware Total Return Fund	2,000

Notes to financial statements
Delaware Group® Equity Funds IV (Trust)

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly, based on each Fund’s average daily net assets as follows:

	On the first	On the next	On the next	In excess of
	$500 million	$500 million	$1.5 billion	$2.5 billion
Delaware Equity Income Fund	0.650%	0.600%	0.550%	0.500%
Delaware Growth and Income Fund	0.650%	0.600%	0.550%	0.500%
Delaware Growth Equity Fund	0.650%	0.600%	0.550%	0.500%
Delaware Opportunity Fund	0.750%	0.700%	0.650%	0.600%
Delaware Special Situations Fund	0.750%	0.700%	0.650%	0.600%
Delaware Global Equity Fund	0.850%	0.800%	0.750%	0.700%
Delaware International Fund	0.850%	0.800%	0.750%	0.700%
Delaware Floating Rate II Fund	0.500%	0.475%	0.450%	0.425%
Delaware Fund for Income	0.650%	0.600%	0.550%	0.500%
Delaware International Opportunities Bond
Fund	0.750%	0.700%	0.650%	0.600%
Delaware Investment Grade Fund	0.500%	0.475%	0.450%	0.425%
Delaware Limited Duration Bond Fund	0.500%	0.475%	0.450%	0.425%
Delaware Strategic Income II Fund	0.550%	0.500%	0.450%	0.425%
Delaware Total Return Fund	0.650%	0.600%	0.550%	0.500%

	On the first	On the next	On the next	On the next	On the next	In excess
	$300 million	$200 million	$500 million	$1 billion	$1 billion	$3 billion
Delaware Covered Call
Strategy Fund	0.8000%	0.7500%	0.7000%	0.6500%	0.600%	0.550%

	On the first	On the next	On the next	On the next	On the next	In excess
	$100 million	$400 million	$500 million	$1 billion	$1 billion	$3 billion
Delaware Hedged
U.S. Equity Opportunities
Fund	1.1500%	1.1000%	1.0500%	1.0000%	0.950%	0.900%

Delaware Premium Income Fund pays 0.80% of the Fund’s average daily net assets.

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding the following percentages of each Fund’s average daily net assets from January 28, 2021 through March 31, 2021.* These waivers and reimbursements may only be terminated by agreement of DMC and each Fund. The waivers and reimbursements are accrued daily and received monthly.

	Operating expense	Operating expense	Operating expense
	limitation as a	limitation as a	limitation as a
	percentage of average	percentage of average	percentage of average
	daily	daily	daily
	net assets	net assets	net assets
Fund	Class A**	Institutional Class**	Class R6
Delaware Equity Income Fund	1.12%	0.85%	0.81%
Delaware Growth and Income Fund	1.08%	0.82%	0.75%
Delaware Growth Equity Fund	1.14%	0.86%	0.79%
Delaware Opportunity Fund	1.21%	0.90%	0.78%
Delaware Special Situations Fund	1.27%	1.02%	0.87%
Delaware Global Equity Fund	1.37%	1.07%	1.02%
Delaware International Fund	1.43%	1.18%	1.09%
Delaware Floating Rate II Fund	1.05%	0.80%	0.74%
Delaware Fund for Income	1.16%	0.89%	0.80%
Delaware International Opportunities Bond Fund	1.15%	0.90%	0.94%
Delaware Investment Grade Fund	0.92%	0.67%	0.66%
Delaware Limited Duration Bond Fund	0.74%	0.49%	0.36%
Delaware Strategic Income II Fund	1.20%	0.92%	N/A
Delaware Covered Call Strategy Fund	1.31%	1.06%	0.88%
Delaware Hedged U.S. Equity Opportunities Fund	1.64%	1.30%	1.20%
Delaware Premium Income Fund	1.30%	1.05%	0.90%
Delaware Total Return Fund	1.15%	0.91%	0.79%
____________________

*	The aggregate contractual waiver period covering this report for Class R6 is from October 4, 2019 through January 31, 2022 and for Class A and Institutional Class is from January 28, 2021 through January 31, 2022.
**	From October 1, 2020 through January 27, 2021, the operating expense limitations were as follows:

	Operating expense	Operating expense	Operating expense
	limitation as a	limitation as a	limitation as a
	percentage of average	percentage of average	percentage of average
	daily net assets	daily net assets	daily net assets
Fund	Class A	Institutional Class	Class R6
Delaware Equity Income Fund	1.17%	0.85%	0.81%
Delaware Growth and Income Fund	1.11%	0.82%	0.75%
Delaware Growth Equity Fund	1.17%	0.86%	0.79%
Delaware Opportunity Fund	1.21%	0.90%	0.78%
Delaware Special Situations Fund	1.27%	1.02%	0.87%
Delaware Global Equity Fund	1.41%	1.07%	1.02%
Delaware International Fund	1.53%	1.18%	1.09%
Delaware Floating Rate II Fund	1.05%	0.89%	0.74%
Delaware Fund for Income	1.18%	1.03%	0.80%
Delaware International Opportunities Bond Fund	1.39%	1.09%	0.94%
Delaware Investment Grade Fund	1.03%	0.74%	0.66%
Delaware Limited Duration Bond Fund	0.74%	0.51%	0.36%
Delaware Strategic Income II Fund	1.20%	0.92%	N/A
Delaware Covered Call Strategy Fund	1.31%	1.09%	0.88%
Delaware Hedged U.S. Equity Opportunities Fund	1.64%	1.30%	1.20%
Delaware Premium Income Fund	1.30%	1.05%	0.90%
Delaware Total Return Fund	1.15%	0.91%	0.79%

Notes to financial statements
Delaware Group® Equity Funds IV (Trust)

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

DMC may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not a Fund, pays each Affiliated Sub-Advisor a portion of its investment management fee.

Although the Manager has principal responsibility for the Manager’s portion of the Delaware Equity Income Fund, Delaware Global Equity Fund, Delaware Growth and Income Fund, Delaware International Fund, Delaware Opportunity Fund, Delaware Special Situations Fund and Delaware Total Return Fund, the Manager may permit Macquarie Funds Management Hong Kong Limited to execute Fund security trades on behalf of the Manager.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Funds. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended March 31, 2021, each Fund was charged for these services as follows:

Fund	Fees
Delaware Equity Income Fund	$7,278
Delaware Growth and Income Fund	20,139
Delaware Growth Equity Fund	12,418
Delaware Opportunity Fund	13,373
Delaware Special Situations Fund	7,682
Delaware Global Equity Fund	6,743
Delaware International Fund	6,860
Delaware Floating Rate II Fund	2,897
Delaware Fund for Income	9,037
Delaware International Opportunities Bond Fund	2,448
Delaware Investment Grade Fund	6,194
Delaware Limited Duration Bond Fund	4,826
Delaware Strategic Income II Fund	3,542
Delaware Covered Call Strategy Fund	4,535
Delaware Hedged U.S. Equity Opportunities Fund	3,275
Delaware Premium Income Fund	2,947
Delaware Total Return Fund	11,231
DIFSC is also the transfer agent and dividend disbursing agent of the Funds. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.”

For the six months ended March 31, 2021, each Fund was charged for these services as follows:

Fund	Fees
Delaware Equity Income Fund	$13,608
Delaware Growth and Income Fund	46,708
Delaware Growth Equity Fund	26,834
Delaware Opportunity Fund	29,269
Delaware Special Situations Fund	14,616
Delaware Global Equity Fund	12,242
Delaware International Fund	12,536
Delaware Floating Rate II Fund	2,335
Delaware Fund for Income	18,152
Delaware International Opportunities Bond Fund	1,182
Delaware Investment Grade Fund	10,839
Delaware Limited Duration Bond Fund	7,305
Delaware Strategic Income II Fund	3,997
Delaware Covered Call Strategy Fund	6,556
Delaware Hedged U.S. Equity Opportunities Fund	3,304
Delaware Premium Income Fund	2,466
Delaware Total Return Fund	23,800

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Fund. Sub-transfer agency fees are paid by each Fund and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares. DDLP has contracted to limit Delaware Limited Duration Bond Fund Class A shares’ 12b-1 fees to no more than 0.15% of average daily net assets from October 1, 2020 through March 31, 2021.* This waiver may be terminated only by agreement of DDLP and the Fund. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to each Fund. These amounts are included on the “Statements of operations” under “Legal fees.”

Notes to financial statements
Delaware Group® Equity Funds IV (Trust)

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

For the six months ended March 31, 2021, each Fund was charged for internal legal, tax, and regulatory services provided by DMC and/or its affiliates’ employees as follows:

Fund	Fees
Delaware Equity Income Fund	$8,073
Delaware Growth and Income Fund	19,162
Delaware Growth Equity Fund	9,026
Delaware Opportunity Fund	9,789
Delaware Special Situations Fund	5,135
Delaware Global Equity Fund	4,101
Delaware International Fund	4,477
Delaware Floating Rate II Fund	791
Delaware Fund for Income	6,439
Delaware International Opportunities Bond Fund	3,878
Delaware Investment Grade Fund	3,971
Delaware Limited Duration Bond Fund	2,745
Delaware Strategic Income II Fund	5,744
Delaware Covered Call Strategy Fund	2,203
Delaware Hedged U.S. Equity Opportunities Fund	1,125
Delaware Premium Income Fund	828
Delaware Total Return Fund	16,181

For the six months ended March 31, 2021, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Fund	Commissions
Delaware Equity Income Fund	$11,416
Delaware Growth and Income Fund	49,990
Delaware Growth Equity Fund	31,385
Delaware Opportunity Fund	34,600
Delaware Special Situations Fund	20,491
Delaware Global Equity Fund	9,829
Delaware International Fund	9,742
Delaware Floating Rate II Fund	340
Delaware Fund for Income	5,634
Delaware International Opportunities Bond Fund	553
Delaware Investment Grade Fund	3,284
Delaware Limited Duration Bond Fund	1,582
Delaware Strategic Income II Fund	1,082
Delaware Covered Call Strategy Fund	7,327
Delaware Hedged U.S. Equity Opportunities Fund	6,758
Delaware Premium Income Fund	1,250
Delaware Total Return Fund	28,268

For the six months ended March 31, 2021, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

Fund	Class A
Delaware Equity Income Fund	$141
Delaware Growth and Income Fund	76
Delaware Growth Equity Fund	176
Delaware Opportunity Fund	33
Delaware Special Situations Fund	156
Delaware Global Equity Fund	64
Delaware International Fund	83
Delaware Floating Rate II Fund	29
Delaware Fund for Income	12
Delaware International Opportunities Bond Fund	—
Delaware Investment Grade Fund	128
Delaware Limited Duration Bond Fund	—
Delaware Strategic Income II Fund	156
Delaware Covered Call Strategy Fund	28
Delaware Hedged U.S. Equity Opportunities Fund	73
Delaware Premium Income Fund	123
Delaware Total Return Fund	716

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

In addition to the management fees and other expenses of a Fund, a Fund indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by a Fund will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.

Cross trades for the six months ended March 31, 2021, were executed by the Funds pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews a report related to the Funds’ compliance with the procedures adopted by the Board. Pursuant to these procedures, for the six months ended March 31, 2021, the following Funds engaged in Rule 17a-7 securities purchases and securities sales, as follows:

	Purchases	Sales	Net realized gain (loss)
Delaware Strategic Income II Fund	$—	$1,286,012	$204
Delaware Total Return Fund	628,781	8,288,329	(93,601)

Notes to financial statements
Delaware Group® Equity Funds IV (Trust)

3. Investments

For the six months ended March 31, 2021, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	Purchases		Sales
	other than	Purchases of	other than	Sales of
	US government	US government	US government	US government
Fund	securities	securities	securities	securities
Delaware Equity Income Fund	$106,153,195	$—	$155,100,839	$—
Delaware Growth and Income Fund	301,129,031	—	436,747,960	—
Delaware Growth Equity Fund	93,260,100	—	182,351,907	—
Delaware Opportunity Fund	56,734,480	—	159,946,385	—
Delaware Special Situations Fund	21,804,436	—	81,861,347	—
Delaware Global Equity Fund	61,098,169	—	104,297,606	—
Delaware International Fund	60,972,158	—	91,052,666	—
Delaware Floating Rate II Fund	28,592,352	—	41,085,068	—
Delaware Fund for Income	247,399,540	—	289,058,164	—
Delaware International Opportunities Bond Fund	1,797,726	—	16,916,698	100,104
Delaware Investment Grade Fund	117,865,375	5,128,383	150,139,649	5,214,319
Delaware Limited Duration Bond Fund	40,223,594	103,265,521	47,017,364	115,909,164
Delaware Strategic Income II Fund	21,095,256	6,019,267	44,049,045	2,684,248
Delaware Covered Call Strategy Fund	40,495,534	—	81,219,998	—
Delaware Hedged U.S. Equity Opportunities Fund	32,544,820	—	39,312,744	—
Delaware Premium Income Fund	5,044,775	—	30,049,210	—
Delaware Total Return Fund	245,270,544	29,076,688	338,930,244	21,601,803

At March 31, 2021, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2021, the cost and unrealized appreciation (depreciation) of investments and derivatives for each Fund were as follows:

		Aggregate	Aggregate
		unrealized	unrealized	Net unrealized
	Cost of	appreciation	depreciation	appreciation
	investments	of investments	of investments	of investments
Fund	and derivatives	and derivatives	and derivatives	and derivatives
Delaware Equity Income Fund	$280,544,910	$47,929,442	$(5,896,619)	$42,032,823
Delaware Growth and Income Fund	951,247,464	187,456,363	(17,743,664)	169,712,699
Delaware Growth Equity Fund	380,823,985	258,375,800	(1,806,681)	256,569,119
Delaware Opportunity Fund	544,054,755	183,534,960	(7,644,774)	175,890,186
Delaware Special Situations Fund	283,390,958	98,048,534	(10,275,891)	87,772,643
Delaware Global Equity Fund	256,734,337	29,944,610	(9,117,693)	20,826,917
Delaware International Fund	276,835,683	30,853,142	(14,722,810)	16,130,332
Delaware Floating Rate II Fund	50,551,768	1,112,149	(55,874)	1,056,275
Delaware Fund for Income	388,525,306	14,151,347	(1,755,468)	12,395,879
Delaware International Opportunities Bond Fund	18,957,135	1,164,327	(840,125)	324,202
Delaware Investment Grade Fund	229,570,589	4,288,393	(3,872,286)	416,107
Delaware Limited Duration Bond Fund	157,906,796	2,128,011	(397,439)	1,730,572
Delaware Strategic Income II Fund	81,795,235	3,125,017	(902,648)	2,222,369
Delaware Covered Call Strategy Fund	103,973,479	46,379,485	(1,135,509)	45,243,976
Delaware Hedged U.S. Equity Opportunities Fund	70,548,764	13,330,686	(1,303,047)	12,027,639
Delaware Premium Income Fund	43,650,290	14,641,243	(4,553,069)	10,088,174
Delaware Total Return Fund	490,232,540	54,911,992	(7,516,017)	47,395,975

At September 30, 2020, capital loss carryforwards available to offset future realized capital gains, were as follows:

	Loss carryforward character
	Short-term	Long-term	Total
Delaware Floating Rate II Fund	$3,631,838	$5,716,006	$9,347,844
Delaware Fund for Income	13,946,777	42,502,717	56,449,494
Delaware International Opportunities Bond Fund	1,788,878	8,254,471	10,043,349
Delaware Limited Duration Bond Fund	—	32,795,232	32,795,232
Delaware Strategic Income II Fund	1,251,469	7,585,864	8,837,333
Delaware Covered Call Strategy Fund	29,786,984	—	29,786,984
Delaware Premium Income Fund	—	6,789,840	6,789,840

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

Notes to financial statements
Delaware Group® Equity Funds IV (Trust)

3. Investments (continued)

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of March 31, 2021:

Delaware Equity
Income Fund
Level 1
Securities
Assets:
Common Stock	$321,544,488
Short-Term Investments	1,033,245
Total Value of Securities	$322,577,733

Delaware
Growth and
Income Fund
Level 1
Securities
Assets:
Common Stock	$1,116,468,390
Short-Term Investments	4,491,773
Total Value of Securities	$1,120,960,163

Delaware
Growth Equity
Fund
Level 1
Securities
Assets:
Common Stock	$630,524,629
Short-Term Investments	6,868,475
Total Value of Securities	$637,393,104

Delaware
Opportunity
Fund
Level 1
Securities
Assets:
Common Stock	$717,585,310
Short-Term Investments	2,359,631
Total Value of Securities	$719,944,941

Delaware
Special
Situations Fund
Level 1
Securities
Assets:
Common Stock	$370,174,714
Short-Term Investments	988,887
Total Value of Securities	$371,163,601

	Delaware Global Equity Fund
	Level 1	Level 2	Total
Securities
Assets:
Common Stock	$270,114,835	$—	$270,114,835
Exchange-Traded Funds	1,770,498	—	1,770,498
Short-Term Investments	5,675,910	—	5,675,910
Total Value of Securities	$277,561,243	$—	$277,561,243

Derivatives[1]
Assets:
Foreign Currency Exchange Contracts	$—	$3,713	$3,713
Liabilities:
Foreign Currency Exchange Contracts	$—	$(3,702)	$(3,702)

[1]	Foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

Notes to financial statements
Delaware Group® Equity Funds IV (Trust)

3. Investments (continued)

	Delaware International Fund
	Level 1	Level 2	Total
Securities
Assets:
Common Stock	$286,342,657	$—	$286,342,657
Exchange-Traded Funds	2,951,750	—	2,951,750
Short-Term Investments	3,674,521	—	3,674,521
Total Value of Securities	$292,968,928	$—	$292,968,928

Derivatives[1]
Assets:
Foreign Currency Exchange Contracts	$—	$4,129	$4,129
Liabilities:
Foreign Currency Exchange Contracts	$—	$(7,042)	$(7,042)

[1]	Foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

	Delaware Floating Rate II Fund
	Level 1	Level 2	Total
Securities
Assets:
Convertible Bond	$—	$186,048	$186,048
Corporate Bonds	—	2,962,226	2,962,226
Loan Agreements	—	44,864,721	44,864,721
Short-Term Investments	3,595,048	—	3,595,048
Total Value of Securities	$3,595,048	$48,012,995	$51,608,043

	Delaware Fund for Income
	Level 1	Level 2	Total
Securities
Assets:
Corporate Bonds	$—	$340,793,300	$340,793,300
Loan Agreements	—	43,096,343	43,096,343
Short-Term Investments	17,031,542	—	17,031,542
Total Value of Securities	$17,031,542	$383,889,643	$400,921,185

	Delaware International Opportunities Bond Fund
	Level 1	Level 2	Total
Securities
Assets:
Corporate Bonds	$—	$2,249,125	$2,249,125
Regional Bonds	—	2,893,028	2,893,028
Sovereign Bonds	—	13,100,922	13,100,922
Supranational Banks	—	1,036,504	1,036,504
Short-Term Investments	102,353	—	102,353
Total Value of Securities	$102,353	$19,279,579	$19,381,932

Derivatives[1]
Assets:
Futures Contracts	$46,769	$—	$46,769
Foreign Currency Exchange Contracts	—	23,684	23,684
Liabilities:
Foreign Currency Exchange Contracts	$—	$(169,600)	$(169,600)
Futures Contracts	(1,448)	—	(1,448)

[1]	Foreign currency exchange contracts and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

Delaware
Investment
Grade Fund
Level 2
Securities
Assets:
Convertible Bond	$1,078,230
Corporate Bonds	224,072,095
Loan Agreements	4,836,371
Total Value of Securities	$229,986,696

Notes to financial statements
Delaware Group® Equity Funds IV (Trust)

3. Investments (continued)

	Delaware Limited Duration Bond Fund
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Agency Collateralized Mortgage
Obligations[1]	$—	$1,348,349	$2,031,678	$3,380,027
Agency Commercial Mortgage-
Backed Security	—	3,048,170	—	3,048,170
Agency Mortgage-Backed
Securities	—	19,688,281	—	19,688,281
Collateralized Debt Obligations	—	12,395,347	—	12,395,347
Corporate Bonds	—	89,833,006	—	89,833,006
Non-Agency Asset-Backed
Securities	—	9,007,007	—	9,007,007
US Treasury Obligations	—	17,205,598	—	17,205,598
Short-Term Investments[1]	2,277,478	2,802,454	—	5,079,932
Total Value of Securities	$2,277,478	$155,328,212	$2,031,678	$159,637,368

[1]	Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Agency Collateralized Mortgage
Obligations	—	39.89%	60.11%	100.00%
Short-Term Investments	44.83%	55.17%	—	100.00%

	Delaware Strategic Income II Fund
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Agency Collateralized Mortgage
Obligations	$—	$7,624,345	$—	$7,624,345
Agency Mortgage-Backed
Securities	—	1,833,832	—	1,833,832
Convertible Bonds	—	1,933,229	—	1,933,229
Corporate Bonds	—	44,727,760	—	44,727,760
Loan Agreements[1]	—	4,337,493	267,116	4,604,609
Non-Agency Asset-Backed
Securities	—	1,544,265	—	1,544,265
Non-Agency Collateralized
Mortgage Obligations	—	7,837,922	—	7,837,922
Non-Agency Commercial
Mortgage-Backed Securities	—	1,071,944	—	1,071,944
Sovereign Bonds	—	6,520,544	—	6,520,544
Supranational Bank	—	646,482	—	646,482
US Treasury Obligations	—	2,396,355	—	2,396,355
Short-Term Investments	3,264,061	—	—	3,264,061
Total Value of Securities	$3,264,061	$80,474,171	$267,116	$84,005,348

Derivatives[2]
Assets:
Futures Contracts	$23,061	$—	$—	$23,061
Foreign Currency Exchange
Contracts	—	41,816	—	41,816
Liabilities:
Foreign Currency Exchange
Contracts	$—	$(2,049)	$—	$(2,049)
Futures Contracts	(50,572)	—	—	(50,572)

[1]	Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Loan Agreements	—	94.20%	5.80%	100.00%

[2]	Foreign currency exchange contracts and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

Notes to financial statements
Delaware Group® Equity Funds IV (Trust)

3. Investments (continued)

Delaware
Covered Call
Strategy Fund
Level 1
Securities
Assets:
Common Stock	$147,791,078
Short-Term Investments	6,098,542
Total Value of Securities Before Options Written	$153,889,620
Liabilities:
Options Written	(4,672,165)

	Delaware Hedged U.S. Equity Opportunities Fund
	Level 1	Level 2	Total
Securities
Assets:
Common Stock	$77,450,470	$—	$77,450,470
Options Purchased	—	557,175	557,175
Short-Term Investments	4,892,524	—	4,892,524
Total Value of Securities Before Options Written	$82,342,994	$557,175	$82,900,169
Liabilities:
Options Written	(313,075)	—	(313,075)

Derivatives[1]
Assets:
Futures Contracts	$36,033	$—	$36,033
Foreign Currency Exchange Contracts	—	7,881	7,881
Liabilities:
Foreign Currency Exchange Contracts	$—	$(6,403)	$(6,403)
Futures Contracts	(48,203)	—	(48,203)

[1]	Foreign currency exchange contracts and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

Delaware
Premium
Income Fund
Level 1
Securities
Assets:
Common Stock	$65,345,824
Short-Term Investments	2,203,633
Total Value of Securities Before Options Written	$67,549,457
Liabilities:
Options Written	(13,810,993)

	Delaware Total Return Fund
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Agency Mortgage-Backed
Securities	$—	$6,002,941	$—	$6,002,941
Collateralized Debt Obligations	—	1,303,164	—	1,303,164
Common Stock	304,287,076	—	—	304,287,076
Convertible Bonds	—	53,870,717	—	53,870,717
Convertible Preferred Stock[1]	8,399,200	6,408,365	—	14,807,565
Corporate Bonds	—	84,186,250	—	84,186,250
Exchange-Traded Funds	42,689,830	—	—	42,689,830
Limited Liability Corporation	—	—	6,973,200	6,973,200
Non-Agency Commercial
Mortgage-Backed Securities	—	2,748,861	—	2,748,861
Sovereign Bonds	—	11,563,502	—	11,563,502
Supranational Banks	—	743,325	—	743,325
US Treasury Obligations	—	7,187,285	—	7,187,285
Short-Term Investments	1,135,968	—	—	1,135,968
Total Value of Securities	$356,512,074	$174,014,410	$6,973,200	$537,499,684

Derivatives[2]
Assets:
Futures Contracts	$92,243	$—	$—	$92,243
Foreign Currency Exchange
Contracts	—	34,342	—	34,342
Liabilities:
Foreign Currency Exchange
Contracts	$—	$(25,996)	$—	$(25,996)
Futures Contracts	(5,057)	—	—	(5,057)
OTC Credit Default Swaps	—	(1,567)	—	(1,567)

[1]	Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Convertible Preferred Stock	56.72%	43.28%	—	100.00%

[2]	Foreign currency exchange contracts, futures contracts, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

Notes to financial statements
Delaware Group® Equity Funds IV (Trust)

3. Investments (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Delaware Limited	Delaware Total
	Duration Bond Fund	Return Fund
	Agency Collateralized Mortgage Obligation	Limited Liability Corporation
Balance as of 9/30/20	$—	$6,840,000
Purchases	2,031,994	—
Corporate actions	—	(198,000)
Net change in unrealized appreciation (depreciation)	(316)	331,200
Balance as of 3/31/21	$2,031,678	$6,973,200
Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 3/31/21	$(316)	$331,200

Securities valued at zero on the “Schedules of investments” are considered to be Level 3 investments in these tables.

During the six months ended March 31, 2021, there were no transfers into or out of Level 3 investments that had a significant impact to each Fund. Each Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to that Fund’s net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to each Fund’s net assets at the end of the period except for Delaware Total Return Fund. There were no Level 3 investments during the six months ended March 31, 2021 for Delaware Equity Income Fund, Delaware Growth and Income Fund, Delaware Growth Equity Fund, Delaware Opportunity Fund, Delaware Special Situations Fund, Delaware Global Equity Fund, Delaware International Fund, Delaware Floating Rate II Fund, Delaware Fund for Income, Delaware International Opportunities Bond Fund, Delaware Strategic Income II Fund, Delaware Covered Call Strategy Fund, Delaware Hedged U.S. Equity Opportunities Fund and Delaware Premium Income Fund.

When market quotations are not readily available for one or more portfolio securities, the Fund’s NAV shall be calculated by using the “fair value” of the securities as determined by the Pricing Committee. Such “fair value” is the amount that the Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination should be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the size of the holding, (iii) the initial cost of the security, (iv) the existence of any contractual restrictions of the security’s disposition, (v) the price and extent of public trading in similar securities of the issuer or of comparable companies, (vi) quotations or evaluated prices from broker/dealers and/or pricing services, (vii) information obtained from the issuer, analysts, and/or appropriate stock exchange (for exchange-traded securities), (viii) an analysis of the company’s financial statements, and (ix) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Pricing Committee, or its delegate, employs various methods for calibrating these valuation approaches, including due diligence of the Fund’s pricing vendors and periodic back-testing of the prices that are fair valued under these procedures and reviews of any market related activity. The pricing of all securities fair valued by the Pricing Committee is subsequently reported to and approved by the Board on a quarterly basis.

A significant change to the inputs may result in a significant change to the valuation. Quantitative information about Level 3 fair value measurements for Delaware Limited Duration Bond Fund and Delaware Total Return Fund are as follows:

			Valuation	Unobservable
	Assets	Value	Techniques	Inputs
Delaware Limited Duration	Agency Collateralized			Unadjusted price
Bond Fund	Mortgage Obligation	$2,031,678	Valued by 3rd party	provided by 3rd party
				Fair value cost
Delaware Total Return Fund	Limited Liability Corporation	6,973,200	Cost method	adjusted for liquidity

4. Capital Shares

Transactions in capital shares were as follows:

	Delaware		Delaware		Delaware
	Equity Income Fund		Growth and Income Fund		Growth Equity Fund
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	3/31/21	9/30/20	3/31/21	9/30/20	3/31/21	9/30/20
Shares sold:
Class A	700,887	2,992,548	1,310,014	4,254,765	1,252,987	3,435,618
Institutional Class[1]	129,849	133,502	125,367	217,768	656,509	2,384,153
Class R6[2]	—	20,663	—	24,186	28,821	89,882

Shares issued upon reinvestment of dividends and distributions:
Class A	3,191,122	18,307,597	4,590,220	35,494,393	3,182,854	4,229,857
Institutional Class[1]	13,372	43,326	21,621	202,939	782,524	1,150,149
Class R6[2]	897	54,036	1,128	137,914	4,900	32,832
	4,036,127	21,551,672	6,048,350	40,331,965	5,908,595	11,322,491

Shares redeemed:
Class A	(8,831,744)	(20,820,065)	(12,991,900)	(27,778,176)	(5,871,415)	(15,057,768)
Institutional Class[1]	(62,496)	(212,950)	(119,334)	(1,168,583)	(1,971,312)	(6,455,203)
Class R6[2]	(105,833)	(111,573)	(211,068)	(217,274)	(207,052)	(195,369)
	(9,000,073)	(21,144,588)	(13,322,302)	(29,164,033)	(8,049,779)	(21,708,340)
Net increase (decrease)	(4,963,946)	407,084	(7,273,952)	11,167,932	(2,141,184)	(10,385,849)

Notes to financial statements
Delaware Group® Equity Funds IV (Trust)

4. Capital Shares (continued)

	Delaware		Delaware		Delaware
	Opportunity Fund		Special Situations Fund		Global Equity Fund
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	3/31/21	9/30/20	3/31/21	9/30/20	3/31/21	9/30/20
Shares sold:
Class A	378,947	1,669,138	316,402	1,293,804	593,388	1,923,851
Institutional Class[1]	29,488	56,774	28,152	33,536	142,060	625,902
Class R6[2]	432	11,619	291	12,086	—	25,591

Shares issued upon reinvestment of dividends and distributions:
Class A	192,380	9,042,987	114,275	2,586,471	1,838,216	7,061,434
Institutional Class[1]	1,000	46,419	746	31,777	112,012	546,442
Class R6[2]	—	21,109	—	21,329	378	40,587
	602,247	10,848,046	459,866	3,979,003	2,686,054	10,223,807

Shares redeemed:
Class A	(4,342,052)	(9,158,482)	(2,849,480)	(6,858,417)	(6,350,885)	(14,277,425)
Institutional Class[1]	(34,428)	(267,463)	(23,175)	(453,465)	(453,510)	(8,362,693)
Class R6[2]	(33,333)	(50,306)	(81,436)	(94,115)	(184,825)	(126,778)
	(4,409,813)	(9,476,251)	(2,954,091)	(7,405,997)	(6,989,220)	(22,766,896)
Net increase (decrease)	(3,807,566)	1,371,795	(2,494,225)	(3,426,994)	(4,303,166)	(12,543,089)

	Delaware		Delaware		Delaware
	International Fund		Floating Rate II Fund		Fund for Income
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	3/31/21	9/30/20	3/31/21	9/30/20	3/31/21	9/30/20
Shares sold:
Class A	322,853	1,131,315	180,121	463,052	2,914,882	6,868,436
Institutional Class[1]	1,653,009	1,712,839	170,026	752,980	5,951,421	16,670,935
Class R6[2]	7,637	6,039	1,226	4,088	—	216,507

Shares issued upon reinvestment of dividends and distributions:
Class A	511,933	3,838,262	91,004	210,379	3,182,686	7,481,579
Institutional Class[1]	312,556	3,088,953	55,855	134,116	591,444	750,973
Class R6[2]	250	20,038	93	902	2,621	31,509
	2,808,238	9,797,446	498,325	1,565,517	12,643,054	32,019,939

Shares redeemed:
Class A	(2,506,243)	(6,479,613)	(1,027,684)	(3,310,795)	(20,818,670)	(55,446,953)
Institutional Class[1]	(1,693,668)	(8,393,338)	(630,884)	(2,807,003)	(8,110,040)	(7,191,422)
Class R6[2]	(45,217)	(60,827)	(2,582)	(53,049)	(420,315)	(14,710,234)
	(4,245,128)	(14,933,778)	(1,661,150)	(6,170,847)	(29,349,025)	(77,348,609)
Net decrease	(1,436,890)	(5,136,332)	(1,162,825)	(4,605,330)	(16,705,971)	(45,328,670)

	Delaware				Delaware
	International Opportunities		Delaware		Limited Duration Bond
	Bond Fund		Investment Grade Fund		Fund
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	3/31/21	9/30/20	3/31/21	9/30/20	3/31/21	9/30/20
Shares sold:
Class A	50,328	227,387	1,071,599	1,978,035	1,902,181	2,935,741
Institutional Class[1]	13,530	625,993	28,516	1,175,153	25,705	517,035
Class R6[2]	8	3,413	1,625	19,516	—	5,310

Shares issued upon reinvestment of dividends and distributions:
Class A	1,932	92,826	1,040,929	1,941,424	179,464	435,451
Institutional Class[1]	456	46,130	7,550	23,631	10,124	51,287
Class R6[2]	5	255	643	7,724	126	1,227
	66,259	996,004	2,150,862	5,145,483	2,117,600	3,946,051

Shares redeemed:
Class A	(862,737)	(2,176,651)	(5,139,827)	(14,224,983)	(3,908,232)	(9,114,188)
Institutional Class[1]	(893,810)	(5,532,684)	(48,849)	(2,177,865)	(244,633)	(5,671,832)
Class R6[2]	(5,069)	(1,594,152)	(72,016)	(2,269,498)	(26,955)	(5,102,484)
	(1,761,616)	(9,303,487)	(5,260,692)	(18,672,346)	(4,179,820)	(19,888,504)
Net decrease	(1,695,357)	(8,307,483)	(3,109,830)	(13,526,863)	(2,062,220)	(15,942,453)

Notes to financial statements
Delaware Group® Equity Funds IV (Trust)

4. Capital Shares (continued)

			Delaware		Delaware
	Delaware		Covered Call Strategy		Hedged U.S. Equity
	Strategic Income II Fund		Fund		Opportunities Fund
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	3/31/21	9/30/20	3/31/21	9/30/20	3/31/21	9/30/20
Shares sold:
Class A	248,684	1,231,284	218,545	1,596,672	384,855	704,041
Institutional Class[1]	16,376	22,515	166,578	670,475	1,410,805	551,142
Class R6[2]	—	—	2,856	6,854	3,173	6,543

Shares issued upon reinvestment of dividends and distributions:
Class A	170,656	415,462	44,613	174,427	1,304,950	1,008,606
Institutional Class[1]	611	1,757	16,722	60,139	499,622	402,426
Class R6[2]	—	—	49	1,130	2,274	4,534
	436,327	1,671,018	449,363	2,509,697	3,605,679	2,677,292

Shares redeemed:
Class A	(2,176,465)	(5,872,020)	(2,598,588)	(8,645,575)	(1,394,905)	(3,257,788)
Institutional Class[1]	(17,101)	(52,490)	(816,991)	(2,899,249)	(449,791)	(2,890,833)
Class R6[2]	—	—	(17,837)	(112,687)	(7,815)	(30,593)
	(2,193,566)	(5,924,510)	(3,433,416)	(11,657,511)	(1,852,511)	(6,179,214)
Net increase (decrease)	(1,757,239)	(4,253,492)	(2,984,053)	(9,147,814)	1,753,168	(3,501,922)

	Delaware		Delaware
	Premium Income Fund		Total Return Fund
	Six months		Six months
	ended	Year ended	ended	Year ended
	3/31/21	9/30/20	3/31/21	9/30/20
Shares sold:
Class A	58,212	712,665	645,105	2,400,615
Institutional Class[1]	251,657	1,458,295	66,025	66,974
Class R6[2]	—	5,166	47	9,344

Shares issued upon reinvestment of dividends and distributions:
Class A	27,540	171,054	410,692	9,940,920
Institutional Class[1]	29,218	201,128	893	11,210
Class R6[2]	171	634	172	23,123
	366,798	2,548,942	1,122,934	12,452,186

Shares redeemed:
Class A	(837,049)	(3,518,739)	(6,810,964)	16,153,621)
Institutional Class[1]	(1,196,583)	(4,842,640)	(37,526)	(85,982)
Class R6[2]	—	(3,956)	(48,969)	(83,015)
	(2,033,632)	(8,365,335)	(6,897,459)	(16,322,618)
Net decrease	(1,666,834)	(5,816,393)	(5,774,525)	(3,870,432)

[1]	On October 4, 2019, Advisor Class shares were reorganized into Institutional Class shares.
[2]	On October 4, 2019, Institutional Class shares were reorganized into Class R6 shares.
Certain shareholders may exchange shares of one class for shares of another class in the same

Fund. These exchange transactions are included as subscriptions and redemptions in the tables above and on the “Statements of changes in net assets.” For the six months ended March 31, 2021 and the year ended September 30, 2020, each Fund had the following exchange transactions:

	Exchange Redemptions		Exchange Subscriptions
		Institutional		Institutional
	Class A	Class	Class A	Class	Class R6
	Shares	Shares	Shares	Shares	Shares	Value
Delaware Equity Income Fund
Six months ended
3/31/21	55,440	—	—	55,039	—	$383,278
Year ended
9/30/20	12,523	—	—	12,426	—	80,751

Delaware Growth and Income Fund
Six months ended
3/31/21	23,095	—	—	23,055	—	307,469
Year ended
9/30/20	504	—	—	502	—	6,167

Notes to financial statements
Delaware Group® Equity Funds IV (Trust)

4. Capital Shares (continued)

	Exchange Redemptions		Exchange Subscriptions
		Institutional		Institutional
	Class A	Class	Class A	Class	Class R6
	Shares	Shares	Shares	Shares	Shares	Value
Delaware Growth Equity Fund
Six months ended
3/31/21	38,440	—	—	36,858	489	$552,571

Delaware Opportunity Fund
Six months ended
3/31/21	13,617	—	—	12,836	179	408,447
Year ended
9/30/20	1,511	—	—	1,443	—	36,216

Delaware Special Situations Fund
Six months ended
3/31/21	11,402	—	—	11,105	—	274,058
Year ended
9/30/20	363	—	—	354	—	6,229

Delaware Global Equity Fund
Six months ended
3/31/21	13,468	—	—	12,858	—	93,387
Year ended
9/30/20	462	—	—	442	—	2,855

Delaware International Fund
Six months ended
3/31/21	19,463	—	—	18,934	—	262,127

Delaware Fund for Income
Six months ended
3/31/21	47,389	9,916	9,851	47,775	—	143,559
Year ended
9/30/20	8,468	—	—	8,517	—	20,526

Delaware International Opportunities Bond Fund
Six months ended
3/31/21	2,036	—	—	2,009	—	18,218

Delaware Investment Grade Fund
Six months ended
3/31/21	5,514	—	—	3,965	1,523	54,691

Delaware Covered Call Strategy Fund
Six months ended
3/31/21	2,664	—	—	2,671	—	29,519

Delaware Hedged U.S. Equity Opportunities Fund
Six months ended
3/31/21	2,822	—	—	2,777	—	32,901

	Exchange Redemptions		Exchange Subscriptions
		Institutional		Institutional
	Class A	Class	Class A	Class	Class R6
	Shares	Shares	Shares	Shares	Shares	Value
Delaware Premium Income Fund
Six months ended
3/31/21	8,332	—	—	8,323	—	$81,653

Delaware Total Return Fund
Six months ended
3/31/21	41,036	—	—	40,859	—	652,541

Delaware Floating Rate II Fund, Delaware Limited Duration Bond Fund, and Delaware Strategic Income II Fund did not have any exchange transactions for the six months ended March 31, 2021. Delaware Growth Equity Fund, Delaware International Fund, Delaware Floating Rate II Fund, Delaware International Opportunities Bond Fund, Delaware Investment Grade Fund, Delaware Limited Duration Bond Fund, Delaware Strategic Income II Fund, Delaware Covered Call Strategy Fund, Delaware Hedged U.S. Equity Opportunities Fund, Delaware Premium Income Fund and Delaware Total Return Fund did not have any exchange transactions for the year ended September 30, 2020.

5. Line of Credit

Each Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $275,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on November 2, 2020.

On November 2, 2020, each Fund, along with the other Participants entered into an amendment to the Agreement for an amount of $225,000,000 to be used as described above. It operates in substantially the same manner as the original Agreement with the addition of an upfront fee of 0.05%, which was allocated across the Participants. The line of credit available under the Agreement expires on November 1, 2021.

The Funds had no amounts outstanding as of March 31, 2021, or at any time during the period then ended.

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — Each Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. Each Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. Each Fund may also use these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, each Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, each Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund’s maximum risk of loss from counterparty credit

Notes to financial statements
Delaware Group® Equity Funds IV (Trust)

6. Derivatives (continued)

risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between each Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover each Fund’s exposure to the counterparty.

During the six months ended March 31, 2021, Delaware Global Equity Fund and Delaware International Fund entered into foreign currency exchange contracts and foreign cross currency contracts in order to fix the US dollar value of a security between the trade date and settlement date. Delaware Hedged U.S. Equity Opportunities Bond Fund, Delaware Limited Duration Bond Fund, Delaware Strategic Income II Fund, Delaware International Opportunities Bond Fund and Delaware Total Return Fund entered into foreign currency exchange contracts and foreign cross currency contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. Delaware Total Return Fund also entered into foreign currency contracts and foreign cross currency contracts to facilitate or expedite the settlement of portfolio transactions.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Funds may use futures in the normal course of pursuing its investment objective. The Funds may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Funds deposit cash or pledge US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Funds as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Funds because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Delaware International Opportunities Bond Fund posted $63,031, Delaware Strategic Income II Fund posted $19,620, Delaware Hedged U.S. Equity Opportunities Bond Fund posted $996,193 and Delaware Total Return Fund posted $41,287 cash collateral as margin for open futures contracts.

During the six months ended March 31, 2021, Delaware International Opportunities Bond Fund, Delaware Investment Grade Fund, Delaware Strategic Income II Fund, Delaware Hedged U.S. Equity Opportunities Bond Fund and Delaware Total Return Fund invested in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

Options Contracts — During the six months ended March 31, 2021, the Funds entered into options contracts in the normal course of pursuing their investment objective. Each Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. Each Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When each Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When each Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by each Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether each Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by each Fund. Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, each Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

During the six months ended March 31, 2021, Delaware International Opportunities Bond Fund, Delaware Covered Call Strategy Fund, Delaware Hedged U.S. Equity Opportunities Fund, and Delaware Premium Income Fund used options contracts to manage the Funds’ exposure to changes in securities prices caused by interest rates or market conditions. In addition, Delaware Covered Call Strategy Fund and Delaware Premium Income Fund used options contracts to receive premiums for writing options and to protect the value of portfolio securities.

Swap Contracts — Delaware Total Return Fund enters into CDS contracts in the normal course of pursuing its investment objective. The Fund entered into CDS contracts in order to hedge against a credit event and to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC (S&P) or Baa3 by Moody’s Investors Service, Inc. (Moody’s) or is determined to be of equivalent credit quality by DMC.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. In addition, an upfront payment may be made or received by Delaware Total Return Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended March 31, 2021, Delaware Total Return Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For the six months ended March 31, 2021, the Fund did not enter into any contracts as a seller of protection. Initial margin and variation margin are posted to central counterparties for centrally cleared CDS basket trades, as determined by the applicable central counterparty.

CDS contracts may involve greater risks than if Delaware Total Return Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended March 31, 2021, Delaware Total Return Fund used CDS contracts to hedge against credit events and to gain exposure to certain securities or markets.

Swaps Generally. For centrally cleared swaps, payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded by Delaware Total Return Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, Delaware Total Return Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The value of open swaps may differ from that which would be realized in the event Delaware Total Return Fund terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the “Schedules of investments.”

Fair values of derivative instruments as of March 31, 2021 were as follows:

	Delaware International Opportunities Bond Fund
	Asset Derivatives Fair Value
		Interest
Statement of Assets and	Currency	Rate
Liabilities Location	Contracts	Contracts	Total
Unrealized appreciation of foreign currency exchange contracts	$23,684	$—	$23,684
Variation margin due from broker on futures contracts*	—	46,769	46,769
Total	$23,684	$46,769	$70,453

Notes to financial statements
Delaware Group® Equity Funds IV (Trust)

6. Derivatives (continued)

	Liability Derivatives Fair Value
		Interest
Statement of Assets and	Currency	Rate
Liabilities Location	Contracts	Contracts	Total
Unrealized depreciation on foreign currency exchange contracts	$(169,600)	$—	$(169,600)
Variation margin due from broker on futures contracts*	—	(1,448)	(1,448)
Total	$(169,600)	$(1,448)	$(171,048)

	Delaware Strategic Income II Fund
	Asset Derivatives Fair Value
		Interest
Statement of Assets and	Currency	Rate
Liabilities Location	Contracts	Contracts	Total
Unrealized appreciation of foreign currency exchange contracts	$41,816	$—	$41,816
Variation margin due from broker on futures contracts*	—	23,061	23,061
Total	$41,816	$23,061	$64,877

	Liability Derivatives Fair Value
		Interest
Statement of Assets and	Currency	Rate
Liabilities Location	Contracts	Contracts	Total
Unrealized depreciation on foreign currency exchange contracts	$(2,049)	$—	$(2,049)
Variation margin due from broker on futures contracts*	—	(50,572)	(50,572)
Total	$(2,049)	$(50,572)	$(52,621)

	Delaware Hedged U.S. Equity Opportunities Fund
	Asset Derivatives Fair Value
Statement of Assets and	Currency	Equity
Liabilities Location	Contracts	Contracts	Total
Unrealized appreciation of foreign currency exchange contracts	$7,881	$—	$7,881
Variation margin due from broker on futures contracts*	—	36,033	36,033
Total	$7,881	$36,033	$43,914

	Liability Derivatives Fair Value
Statement of Assets and	Currency	Equity
Liabilities Location	Contracts	Contracts	Total
Unrealized depreciation on foreign currency exchange contracts	$(6,403)	$—	$(6,403)
Variation margin due from broker on futures contracts*	—	(48,203)	(48,203)
Total	$(6,403)	$(48,203)	$(54,606)

	Delaware Total Return Fund
	Asset Derivatives Fair Value
		Interest
Statement of Assets and	Currency	Rate
Liabilities Location	Contracts	Contracts	Total
Unrealized appreciation of foreign currency exchange contracts	$34,342	$—	$34,342
Variation margin due from broker on futures contracts*	—	92,243	92,243
Total	$34,342	$92,243	$126,585

	Liability Derivatives Fair Value
		Interest
Statement of Assets and	Currency	Rate	Credit
Liabilities Location	Contracts	Contracts	Contracts	Total
Unrealized depreciation on foreign currency exchange contracts	$(25,996)	$—	$—	$(25,996)
Variation margin due from broker on futures contracts*	—	(5,057)	—	(5,057)
Variation margin due to brokers on centrally cleared interest rate
swap contracts	—	—	(1,567)	(1,567)
Total	$(25,996)	$(5,057)	$(1,567)	$(32,620)

*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2021. Only current day variation margin is reported on the Fund’s “Statements of assets and liabilities.”

The effect of derivative instruments on Delaware International Opportunities Bond Fund’s “Statement of operations” for the six months ended March 31, 2021 was as follows:

	Delaware International Opportunities Bond Fund
	Net Realized Gain (Loss) on:
	Foreign
	Currency
	Exchange	Futures	Options	Options
	Contracts	Contracts	Purchased	Written	Total
Currency
contracts	$(161,262)	$—	$—	$—	$(161,262)
Interest rate
contracts	—	90,215	—	—	90,215
Equity
contracts	—	—	(2,874)	1,485	(1,389)
Total	$(161,262)	$90,215	$(2,874)	$1,485	$(72,436)

			Net Change in Unrealized
			Appreciation (Depreciation) of:
			Foreign
			Currency
			Exchange	Futures
			Contracts	Contracts	Total
Currency
contracts			$(165,531)	$—	$(165,531)
Interest rate
contracts			—	44,727	44,727
Total			$(165,531)	$44,727	$(120,804)

Notes to financial statements
Delaware Group® Equity Funds IV (Trust)

6. Derivatives (continued)

The effect of derivative instruments on Delaware Strategic Income II Fund’s “Statement of operations” for the six months ended March 31, 2021 was as follows:

	Delaware Strategic Income II Fund
	Net Realized Gain (Loss) on:
	Foreign
	Currency
	Exchange	Futures
	Contracts	Contracts	Total
Currency
contracts	$(22,186)	$—	$(22,186)
Interest rate
contracts	—	(130,516)	(130,516)
Total	$(22,186)	$(130,516)	$(152,702)

	Net Change in Unrealized
	Appreciation (Depreciation) of:
	Foreign
	Currency
	Exchange	Futures
	Contracts	Contracts	Total
Currency
contracts	$26,709	$—	$26,709
Interest rate
contracts	—	(23,854)	(23,854)
Total	$26,709	$(23,854)	$2,855

The effect of derivative instruments on Delaware Hedged U.S. Equity Opportunities Fund’s “Statement of operations” for the six months ended March 31, 2021 was as follows:

	Delaware Hedged U.S. Equity Opportunities Fund
	Net Realized Gain (Loss) on:
	Foreign
	Currency
	Exchange	Futures	Options	Options
	Contracts	Contracts	Purchased	Written	Total
Currency
contracts	$(108,028)	$—	$—	$—	$(108,028)
Equity
contracts	—	(3,706,816)	(1,042,548)	524,304	(4,225,060)
Total	$(108,028)	$(3,706,816)	$(1,042,548)	$524,304	$(4,333,088)

	Net Change in Unrealized Appreciation (Depreciation) of:
	Foreign
	Currency
	Exchange	Futures	Options	Options
	Contracts	Contracts	Purchased	Written	Total
Currency
contracts	$(43,281)	$—	$—	$—	$(43,281)
Equity
contracts	—	(10,219)	(617,910)	312,411	(315,718)
Total	$(43,281)	$(10,219)	$(617,910)	$312,411	$(358,999)

The effect of derivative instruments on Delaware Total Return Fund’s “Statement of operations” for the six months ended March 31, 2021 was as follows:

	Delaware Total Return Fund
	Net Realized Gain (Loss) on:
	Foreign
	Currency
	Exchange	Futures	Swap
	Contracts	Contracts	Contracts	Total
Currency
contracts	$(50,082)	$—	$—	$(50,082)
Interest rate
contracts	—	90,631	—	90,631
Credit
contracts	—	—	(19,242)	(19,242)
Total	$(50,082)	$90,631	$(19,242)	$21,307

	Net Change in Unrealized Appreciation (Depreciation)
	of:
	Foreign
	Currency
	Exchange	Futures	Swap
	Contracts	Contracts	Contracts	Total
Currency
contracts	$13,283	$—	$—	$13,283
Interest rate
contracts	—	90,165	—	90,165
Credit
contracts	—	—	5,451	5,451
Total	$13,283	$90,165	$5,451	$108,899

During the six months ended March 31, 2021, Delaware Global Equity Fund, Delaware International Fund, Delaware Floating Rate II Fund and Delaware Limited Duration Fund experienced net realized and unrealized gains or losses attributable to foreign currency holdings, which are disclosed on the “Statements of assets and liabilities” and/or “Statements of operations.”

During the six months ended March 31, 2021, Delaware Investment Grade Fund and Delaware Strategic Income II Fund experienced net realized and unrealized gains or losses attributable to futures contract holdings, which are disclosed on the “Statements of assets and liabilities” and/or “Statements of operations.”

During the six months ended March 31, 2021, Delaware Covered Call Strategy Fund and Delaware Premium Income Fund experienced net realized and unrealized gains or losses attributable to options contracts, which are disclosed on the “Statements of assets and liabilities” and/or “Statements of operations.”

The table below summarizes the average balance of derivative holdings by each Fund during the six months ended March 31, 2021:

	Long Derivative Volume
			Delaware
			International
	Delaware	Delaware	Opportunities
	Global Equity Fund	International Fund	Bond Fund
Foreign currency exchange contracts (average notional value)	$252,829	$375,650	5,239,848
Futures contracts (average notional value)	—	—	2,313,099
Options contracts (average notional value)	—	—	90

Notes to financial statements
Delaware Group® Equity Funds IV (Trust)

6. Derivatives (continued)

	Long Derivative Volume
		Delaware
	Delaware	Limited Duration	Delaware
	Investment Grade	Bond	Strategic Income II
	Fund	Fund	Fund
Foreign currency exchange contracts (average notional value)	$—	$34,335	$4,079
Futures contracts (average notional value)	10,195,395	—	2,229,014

		Long Derivative Volume
		Delaware
		Hedged U.S. Equity	Delaware
		Opportunities Fund	Total Return Fund
Foreign currency exchange contracts (average notional value)		$126,809	1,219,421
Futures contracts (average notional value)		—	150,144
Options contracts (average notional value)		657,976	—

	Short Derivative Volume
			Delaware
			International
	Delaware	Delaware	Opportunities
	Global Equity Fund	International Fund	Bond Fund
Options contracts (average notional value)	$—	$—	$72
Futures Contracts (average notional value)	—	—	6,230,756
Foreign currency exchange contracts (average notional value)	507,436	605,170	3,602,389

	Short Derivative Volume
	Delaware		Delaware
	Limited Duration	Delaware	Covered Call
	Bond	Strategic Income II	Strategy
	Fund	Fund	Fund
Options contracts (average notional value)	$—	$—	5,449,359
Futures Contracts (average notional value)	—	933,412	—
Foreign currency exchange contracts (average notional value)	790,073	1,079,989	—

	Short Derivative Volume
	Delaware	Delaware
	Hedged U.S. Equity	Premium Income	Delaware
	Opportunities Fund	Fund	Total Return Fund
Options contracts (average notional value)	$370,580	13,272,503	$—
Futures Contracts (average notional value)	15,268,092	—	3,468,159
Foreign currency exchange contracts (average notional value)	2,616,377	—	1,693,656

7. Offsetting

Each Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define their contractual rights and to secure rights that will help each Fund mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statements of assets and liabilities.”

At March 31, 2021, each Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Delaware Global Equity Fund
Gross Value of
				Gross Value of	Derivative
Counterparty				Derivative Asset	Liability	Net Position
Bank of New York Mellon				$3,713	$(3,702)	$11

		Fair Value of		Fair Value of
		Non-Cash	Cash Collateral	Non-Cash	Cash Collateral
Counterparty	Net Position	Collateral Received	Received(a)	Collateral Pledged	Pledged	Net Exposure(b)
Bank of New York Mellon	$11	$—	$—	$—	$—	$11

Delaware International Fund
Gross Value of
				Gross Value of	Derivative
Counterparty				Derivative Asset	Liability	Net Position
Bank of New York Mellon				$4,129	$(7,042)	$(2,913)

		Fair Value of		Fair Value of
		Non-Cash	Cash Collateral	Non-Cash	Cash Collateral
Counterparty	Net Position	Collateral Received	Received(a)	Collateral Pledged	Pledged	Net Exposure(b)
Bank of New York Mellon	$(2,913)	$—	$—	$—	$—	$(2,913)

Delaware International Opportunities Bond Fund
					Gross Value of
				Gross Value of	Derivative
Counterparty				Derivative Asset	Liability	Net Position
Bank of New York Mellon				$—	$(6)	$(6)
JPMorgan Chase Bank				—	(114,378)	(114,378)
TD Bank				23,684	(55,216)	(31,532)
Total				$23,684	$(169,600)	$(145,916)

		Fair Value of		Fair Value of
		Non-Cash	Cash Collateral	Non-Cash	Cash Collateral
Counterparty	Net Position	Collateral Received	Received(a)	Collateral Pledged	Pledged	Net Exposure(b)
Bank of New York Mellon	$(6)	$—	$—	$—	$—	$(6)
JPMorgan Chase Bank	(114,378)	—	—	—	—	(114,378)
TD Bank	(31,532)	—	—	—	—	(31,532)
Total	$(145,916)	$—	$—	$—	$—	$(145,916)

Notes to financial statements
Delaware Group® Equity Funds IV (Trust)

7. Offsetting (continued)

Delaware Strategic Income II Fund
					Gross Value of
				Gross Value of	Derivative
Counterparty				Derivative Asset	Liability	Net Position
Citigroup				$—	$(2,049)	$(2,049)
TD Bank				41,816	—	41,816
Total				$41,816	$(2,049)	$39,767

		Fair Value of		Fair Value of
		Non-Cash	Cash Collateral	Non-Cash	Cash Collateral
Counterparty	Net Position	Collateral Received	Received(a)	Collateral Pledged	Pledged	Net Exposure(b)
Citigroup	$(2,049)	$—	$—	$—	$—	$(2,049)
TD Bank	41,816	—	—	—	—	41,816
Total	$39,767	$—	$—	$—	$—	$39,767

Delaware Hedged U.S. Equity Opportunities Fund
					Gross Value of
				Gross Value of	Derivative
Counterparty				Derivative Asset	Liability	Net Position
BNP Paribas				$7,881	$—	$7,881
Bank of New York Mellon				—	(21)	(21)
Morgan Stanley				—	(6,312)	(6,312)
State Street Bank				—	(70)	(70)
Total				$7,881	$(6,403)	$1,478

		Fair Value of		Fair Value of
		Non-Cash	Cash Collateral	Non-Cash	Cash Collateral
Counterparty	Net Position	Collateral Received	Received(a)	Collateral Pledged	Pledged	Net Exposure(b)
BNP Paribas	$7,881	$—	$—	$—	$—	$7,881
Bank of New York Mellon	(21)	—	—	—	—	(21)
Morgan Stanley	(6,312)	—	—	—	—	(6,312)
State Street Bank	(70)	—	—	—	—	(70)
Total	$1,478	$—	$—	$—	$—	$1,478

Delaware Total Return Fund
					Gross Value of
				Gross Value of	Derivative
Counterparty				Derivative Asset	Liability	Net Position
JPMorgan Chase Bank				$33,727	$(26,859)	$6,868
Bank of New York Mellon				615	(570)	45
Total				$34,342	$(27,429)	$6,913

		Fair Value of		Fair Value of
		Non-Cash	Cash Collateral	Non-Cash	Cash Collateral
Counterparty	Net Position	Collateral Received	Received(a)	Collateral Pledged	Pledged	Net Exposure(b)
JPMorgan Chase Bank	$6,868	$—	$—	$—	$—	$6,868
Bank of New York Mellon	45	—	—	—	—	45
Total	$6,913	$—	$—	$—	$—	$6,913

(a)	The value of the related collateral exceeded the value of the derivatives as of March 31, 2021, as applicable.
(b)	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

8. Securities Lending

Each Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Fund or, at the discretion of the lending agent, replace the loaned securities. Each Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. Each Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Fund, the security lending agent, and the borrower. Each Fund records security lending income net of allocations to the security lending agent and the borrower.

Each Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of each Fund’s cash collateral account may be less than the amount each Fund would be required to return to the borrowers of the securities and each Fund would be required to make up for this shortfall.

During the six months ended March 31, 2021, each Fund had no securities out on loan.

9. Credit and Market Risk

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the Funds’ performance.

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Funds invest will cause the NAV of the Funds to fluctuate.

Notes to financial statements
Delaware Group® Equity Funds IV (Trust)

9. Credit and Market Risk (continued)

Some countries in which the Funds may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Funds may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Funds.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

IBOR risk is the risk that changes related to the use of the London interbank offered rate (LIBOR) and other interbank offered rate (collectively, IBORs) could have adverse impacts on financial instruments that reference LIBOR (or the corresponding IBOR). The abandonment of LIBOR could affect the value and liquidity of instruments that reference LIBOR. The use of alternative reference rate products may impact investment strategy performance. These risks may also apply with respect to changes in connection with other IBORs, such as the euro overnight index average (EONIA), which are also the subject of recent reform.

Delaware Floating Rate II Fund, Delaware Fund for Income, Delaware Investment Grade Fund, Delaware Limited Duration Bond Fund, and Delaware Total Return Fund invest in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC and lower than Baa3 by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher-rated securities. Additionally, lower-rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Delaware Floating Rate II Fund, Delaware Fund for Income, Delaware Investment Grade Fund, Delaware Limited Duration Bond Fund, and Delaware Total Return Fund invest in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are CMOs. CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

Delaware Floating Rate II Fund, Delaware Fund for Income, Delaware Investment Grade Fund, Delaware Limited Duration Bond Fund, and Delaware Total Return Fund invest in bank loans and other securities that may subject them to direct indebtedness risk, the risk that the Funds will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Funds more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Funds may involve revolving credit facilities or other standby financing commitments that obligate the Funds to pay additional cash on a certain date or on demand. These commitments may require each Fund to increase its investment in a company at a time when the Funds might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that each Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased, the Funds may pay an assignment fee. On an ongoing basis, the Funds may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid.

As the Funds may be required to rely upon another lending institution to collect and pass on to the Funds amounts payable with respect to the loan and to enforce the Funds’ rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Funds from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Funds.

Delaware Floating Rate II Fund, Delaware Fund for Income, Delaware Investment Grade Fund, Delaware Limited Duration Bond Fund, and Delaware Total Return Fund invest in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Funds will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Delaware Opportunity Fund, Delaware Special Situations Fund, Delaware Hedged U.S. Equity Opportunities Fund, and Delaware Total Return Fund may invest in REITs and are subject to the risks associated with that industry. If a Fund holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended March 31, 2021. The Funds’ REIT holdings are also affected by interest rate changes, particularly if the REITs they hold use floating rate debt to finance their ongoing operations. The Funds also invest in real estate acquired as a result of ownership of securities or other instruments, including issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein. These instruments may include interests in private equity limited partnerships or limited liability companies that hold real estate investments (Real Estate Limited Partnerships). The Funds will limit their investments in Real Estate Limited Partnerships to 5% of their total assets at the time of purchase.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Funds’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedules of investments.”

10. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

11. Recent Accounting Pronouncements

In August 2018, FASB issued an Accounting Standards Update (ASU), ASU 2018-13, which changes certain fair value measurement disclosure requirements. ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has implemented ASU 2018-13 on the financial statements.

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. As of the financial reporting period, Management is evaluating the impact of applying this ASU.

Notes to financial statements
Delaware Group® Equity Funds IV (Trust)

12. Subsequent Events

On December 2, 2020, Waddell & Reed Financial, Inc. (WDR), the parent company of Ivy Investment Management Company, the investment adviser of the Ivy Funds Complex (the Ivy Funds), and Macquarie Management Holdings, Inc., the U.S. holding company for Macquarie Group Limited’s U.S. asset management business (Macquarie), announced that they had entered into an agreement whereby Macquarie would acquire the investment management business of WDR (the “Transaction”). The Transaction closed on April 30, 2021. The Ivy Funds, as part of Delaware Funds® by Macquarie, are now managed by DMC and distributed by DDLP.

On February 24, 2021, the Board unanimously voted and approved a proposal to liquidate and dissolve Delaware International Opportunities Bond Fund. The liquidation and dissolution took place following the close of business on May 5, 2021.

On February 24, 2021, the Board approved the reorganization (Reorganization) of each of the following Funds into and with a substantially similar fund and class of another Delaware Fund: (1) on or about June 25, 2021, Delaware International Fund into Delaware International Value Equity Fund, a series of Delaware Group Global and International Funds; (2) on or about June 25, 2021, Delaware Investment Grade Fund into Delaware Corporate Bond Fund, a series of Delaware Group Income Funds; (3) on or about July 9, 2021, Delaware Special Situations Fund into Delaware Small Cap Value Fund, a series of Delaware Group Equity Funds V; and (4) on or about July 23, 2021, Delaware Fund for Income into Delaware High-Yield Opportunities Fund, a series of Delaware Group Income Fund. In connection with the Reorganization, on June 18, 2021, both Delaware International Fund and Delaware Investment Grade Fund will close to new investors and existing shareholders; on July 2, 2021, Delaware Special Situations Fund will close to new investors and existing shareholders, and on July 16, 2021, Delaware Fund for Income will close to new investors and existing shareholders.

Management has determined that no other material events or transactions occurred subsequent to March 31, 2021, that would require recognition or disclosure in the Funds’ financial statements.

Other Fund information (Unaudited)

Board consideration of Investment Sub-Advisory Agreements for Delaware Total Return Fund, and Delaware Equity Income Fund and Delaware Growth and Income Fund, at a meeting held November 17-19, 2020

At a meeting held on November 17-19, 2020 (the “Meeting”), the Board of Trustees (the “Board”) of Delaware Total Return Fund (the “Fund”), including a majority of non-interested or independent Trustees (the “Independent Trustees”), approved a new Sub-Advisory Agreement between Delaware Management Company (“DMC” or “Management”) and Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK”).

In reaching the decision to approve the Sub-Advisory Agreement, the Board considered and reviewed information about MIMAK, including its personnel, operations, and financial condition, which had been provided by MIMAK. The Board also reviewed material furnished by DMC in advance of the meeting, including: a memorandum from DMC reviewing the Sub-Advisory Agreement and the various services proposed to be rendered by MIMAK; information concerning MIMAK’s organizational structure and the experience of their key investment management personnel; copies of MIMAK’s Form ADV, financial statements, compliance policies and procedures, and Codes of Ethics; relevant performance information provided with respect to MIMAK; and a copy of the Sub-Advisory Agreement.

In considering such information and materials, the Independent Trustees received assistance and advice from and met separately with their independent counsel. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision to approve the Sub-Advisory Agreement. This discussion of the information and factors considered by the Board is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual Trustees may have assigned different weights to various factors.

Nature, extent, and quality of services. In considering the nature, extent, and quality of the services to be provided by MIMAK, the Board reviewed the services to be provided by MIMAK pursuant to the Sub-Advisory Agreement as described at the Meeting. The Board reviewed materials provided by MIMAK regarding the experience and qualifications of the personnel who will be responsible for providing services to the Fund. The Board also considered relevant performance information provided with respect to MIMAK. In discussing the nature of the services proposed to be provided by MIMAK, it was observed that the Sub-Advisory Agreement will expand the sub-advisory services already provided by MIMAK to include the provision of discretionary investment management services as well as asset allocation services. Based upon these considerations, the Board was satisfied with the nature and quality of the overall services to be provided by MIMAK to the Fund and its shareholders and was confident in the abilities of MIMAK to provide quality services to the Fund and its shareholders.

Investment performance. In regard to the appointment of MIMAK for the Fund, the Board reviewed information on prior performance for MIMAK. In evaluating performance, the Board considered its previous approval of MIMAK to provide fully discretionary services to other Delaware Funds.

Sub-advisory fees. The Board considered that DMC would pay MIMAK a discretionary investment sub-advisory fee based on the extent to which MIMAK provides services to the Fund as described in the Sub-Advisory Agreement, in addition to the asset allocation sub-advisory fee previously approved. In considering the appropriateness of the sub-advisory fees, the Board also reviewed and considered the fees in light of the nature, extent, and quality of the sub-advisory services to be provided by MIMAK. The Board noted that the sub-advisory fees are paid by DMC to MIMAK and are not additional fees borne by the Fund, and that the management fee paid by the Fund to DMC would stay the same at current asset levels. The Board concluded that, in light of the quality and extent of the services to be provided and the business relationships between DMC and MIMAK, the proposed fee arrangement was understandable and reasonable.

Profitability, economies of scale, and fall-out benefits. Trustees were also given available information on profits being realized by MIMAK in relation to the services being provided to the Fund and in relation to MIMAK’s overall investment advisory business, but believed such information to be of limited relevance because the sub-advisory fees are paid by DMC out of its management fee, and changes in the level of sub-advisory fees have no impact on Fund expenses. The Board was also provided with, and considered, information on potential fall-out benefits derived or to be derived by MIMAK in connection with its relationship to the Fund. The Board considered the potential benefit to DMC and MIMAK of marketing a global approach on the portfolio management of their fixed income investment strategies. The Trustees also noted that economies of scale are shared with the Fund and its shareholders through investment management fee breakpoints in DMC’s fee schedule for the Fund so that as the Fund grows in size, its effective investment management fee rates decline.

Other Fund information (Unaudited)

Board consideration of Investment Sub-Advisory Agreements for Delaware Total Return Fund, and Delaware Equity Income Fund and Delaware Growth and Income Fund, at a meeting held November 17-19, 2020 (continued)

At a meeting held on November 17-19, 2020 (the “Meeting”), the Board of Trustees (the “Board”) of Delaware Equity Income Fund and Delaware Growth and Income Fund (each, a “Fund” and together, the “Funds”), including a majority of non-interested or independent Trustees (the “Independent Trustees”), approved new Sub-Advisory Agreements between Delaware Management Company (“DMC” or “Management”) and Macquarie Investment Management Global Limited (“MIMGL”).

Nature, extent, and quality of services. In considering the nature, extent, and quality of the services to be provided by MIMGL, the Board reviewed the services to be provided by MIMGL pursuant to the Sub-Advisory Agreement and as described at the Meeting. The Board reviewed materials provided by MIMGL regarding the experience and qualifications of the personnel who will be responsible for providing services to the Funds. The Board also considered relevant performance information provided with respect to MIMGL. In discussing the nature of the services proposed to be provided by MIMGL, it was observed that the Sub-Advisory Agreement will expand the sub-advisory services already provided by MIMGL, to include discretionary investment advisory services and specifically portfolio management by MIMGL’s MSI Team to implement its Equity Income strategy, subject to DMC’s oversight as the Funds’ investment adviser. Based upon these considerations, the Board was satisfied with the nature and quality of the overall services to be provided by MIMGL to the Funds and their shareholders and was confident in the abilities of MIMGL to provide quality services to the Funds and their shareholders.

Investment performance. In regard to the appointment of MIMGL for the Funds, the Board reviewed information on prior performance for MIMGL. In evaluating performance, the Board considered that the MSI Team has a history of targeting consistent outperformance through systematic strategies and through a multi-factor investment approach to smooth returns. Additionally, the Board had considered its previous approval of MIMGL to provide fully discretionary services to other Delaware Funds.

Sub-advisory fees. The Board considered that DMC would pay MIMGL a sub-advisory fee based on the extent to which MIMGL provides services to the Funds as described in the Sub-Advisory Agreement. In considering the appropriateness of the sub-advisory fees, the Board also reviewed and considered the fees in light of the nature, extent, and quality of the sub-advisory services to be provided by MIMGL, as more fully discussed above. The Board noted that the sub-advisory fees are paid by DMC to MIMGL and are not additional fees borne by the Funds, and that the management fee paid by the Funds to DMC would stay the same at current asset levels. The Board concluded that, in light of the quality and extent of the services to be provided and the business relationships between DMC and MIMGL, the proposed fee arrangement was understandable and reasonable.

Profitability, economies of scale, and fall-out benefits. Trustees were also given available information on profits being realized by MIMGL in relation to the services being provided to the Funds and in relation to MIMGL’s overall investment advisory business, but believed such information to be of limited relevance because the sub-advisory fees are paid by DMC out of its management fee, and changes in the level of sub-advisory fees have no impact on Fund expenses. The Board was also provided with, and considered, information on potential fall-out benefits derived or to be derived by MIMGL in connection with its relationship to the Funds. The Board considered the potential benefit to DMC and MIMGL of marketing a global approach on the portfolio management of their fixed income investment strategies. The Trustees also noted that economies of scale are shared with the Funds and their shareholders through investment management fee breakpoints in DMC’s fee schedule for each Fund so that as each Fund grows in size, its effective investment management fee rate declines.

About the organization

This semiannual report is for the information of Delaware Group® Equity Funds IV Funds shareholders.

Board of directors/trustees

Shawn K. Lytle
President and
Chief Executive Officer
Delaware Funds® by Macquarie
Philadelphia, PA

Jerome D. Abernathy
Managing Member,
Stonebrook Capital Management, LLC
Jersey City, NJ

Thomas L. Bennett
Chairman of the Board
Delaware Funds by Macquarie
Private Investor
Rosemont, PA

Ann D. Borowiec
Former Chief Executive Officer
Private Wealth Management
J.P. Morgan Chase & Co.
New York, NY

Joseph W. Chow
Former Executive Vice President
State Street Corporation
Boston, MA

John A. Fry
President
Drexel University
Philadelphia, PA

Frances A. Sevilla-Sacasa
Former Chief Executive Officer
Banco Itaú International
Miami, FL

Thomas K. Whitford
Former Vice Chairman
PNC Financial Services Group
Pittsburgh, PA

Christianna Wood
Chief Executive Officer and President
Gore Creek Capital, Ltd.
Golden, CO

Janet L. Yeomans
Former Vice President and Treasurer
3M Company
St. Paul, MN

Affiliated officers

David F. Connor
Senior Vice President,
General Counsel, and Secretary
Delaware Funds by Macquarie
Philadelphia, PA

Daniel V. Geatens
Senior Vice President and Treasurer
Delaware Funds by Macquarie
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Funds by Macquarie
Philadelphia, PA

This semiannual report is for the information of Delaware Equity Income Fund, Delaware Growth and Income Fund, Delaware Growth Equity Fund, Delaware Opportunity Fund, Delaware Special Situations Fund, Delaware Global Equity Fund, Delaware International Fund, Delaware Floating Rate II Fund, Delaware Fund for Income, Delaware International Opportunities Bond Fund, Delaware Investment Grade Fund, Delaware Limited Duration Bond Fund, Delaware Strategic Income II Fund, Delaware Covered Call Strategy Fund, Delaware Hedged U.S. Equity Opportunities Fund, Delaware Premium Income Fund, and Delaware Total Return Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Forms N-PORT are available without charge on the Funds’ website at delawarefunds.com/literature. Each Fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® EQUITY FUNDS IV

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	June 4, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	June 4, 2021

/s/RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	June 4, 2021